TIAA-CREF
Institutional Mutual Funds

[PHOTO]


2001 Semi-Annual Report
--------------------------------------------------------------------------------

Financial statements (unaudited),
including statements of investments             -  Institutional International Equity Fund
March 31, 2001                                  -  Institutional Growth Equity Fund
                                                -  Institutional Growth & Income Fund
                                                -  Institutional Equity Index Fund
                                                -  Institutional Social Choice Equity Fund
                                                -  Institutional Bond Fund
                                                -  Institutional Money Market Fund


                                                            [TIAA CREF LOGO]

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
2001 SEMI-ANNUAL REPORT

CONTENTS

FUND PERFORMANCE
   Institutional International Equity Fund                      3
   Institutional Growth Equity Fund                             4
   Institutional Growth & Income Fund                           5
   Institutional Equity Index Fund                              6
   Institutional Social Choice Equity Fund                      7
   Institutional Bond Fund                                      8
   Institutional Money Market Fund                              9


STATEMENTS OF INVESTMENTS

   Institutional International Equity Fund                      10
   Institutional Growth Equity Fund                             20
   Institutional Growth & Income Fund                           36
   Institutional Equity Index Fund                              42
   Institutional Social Choice Equity Fund                      67
   Institutional Bond Fund                                      71
   Institutional Money Market Fund                              75


FINANCIAL STATEMENTS


   Statements of Assets and Liabilities                         77
   Statements of Operations                                     78
   Statements of Cash Flows                                     79
   Statements of Changes in Net Assets                          80
   Financial Highlights                                         82
   Notes to Financial Statements                                84

As with all mutual funds, investments in the TIAA-CREF Institutional Mutual Funds are not deposits of any bank and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

As of the current time, due to market volatility, the performance of the Institutional Funds may differ significantly from the Institutional Funds' six-month performance ended March 31, 2001.



FROM THE VICE CHAIRMAN

[PHOTO]

This report contains the semi-annual performance and financial statements for the TIAA-CREF Institutional Mutual Funds for the six-month period ending March 31, 2001. Launched in July of 1999, these funds are available to clients of the TIAA-CREF Trust Company, FSB, and also serve as the funding vehicles for the state-sponsored college savings programs administered by TIAA-CREF Tuition Financing, Inc.

   The recent volatility in world financial markets continued during the last six months, producing sharply mixed returns across the asset classes. For example, the S&P 500 Index lost 18.75 percent, down a total of 23.20 percent from its all-time high in September 2000. Returns on fixed-income investments, on the other hand, have been above historical norms. For example, the broad Lehman Brothers Aggregate Bond Index posted a return of 7.37 percent for the last six months.

   Many categories of equities--small and large cap, growth and value, domestic and foreign--have lost ground, underscoring the importance of diversification across asset classes. It is also worth noting that the decline in stock prices follows a period of extraordinary gains. At the end of March 2001, the S&P 500 had produced a total return of 182 percent since the beginning of 1995, a fact that speaks well for the long-term benefits that stock ownership can provide. Past performance is, of course, no guarantee of future results.

   In these turbulent markets, six of the seven funds offered by TIAA-CREF Institutional Mutual Funds posted returns that exceeded or closely tracked their benchmarks, the exception being the Institutional International Equity Fund. Performance details for each of the funds can be found on the following pages.

   The Institutional International Equity Fund, Institutional Growth Equity Fund, and Institutional Growth & Income Fund employ our Dual Investment Management StrategySM, which combines active and quantitative investing techniques with the goal of outperforming the broad equity markets. We divide these funds into two subportfolios, one using individual stock selection and the other using our proprietary approach to enhanced indexing. This strategy allows us to seize appropriate opportunities as they present themselves, while staying fully invested in the market at all times.

   We continue our long-standing commitment to low expense charges for the TIAA-CREF Institutional Mutual Funds, as with all our funds and accounts. Low expenses remain the one predictable factor in investing, and investors will be pleased to note that we are waiving a portion of management fees for the funds and limiting certain other expenses until at least July 1, 2006.

/s/ MARTIN L. LEIBOWITZ

Martin L. Leibowitz
VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER




2     TIAA-CREF Institutional Mutual Funds  2001 SEMI-ANNUAL REPORT

INSTITUTIONAL
INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional International Equity Fund seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio consisting primarily of foreign equity investments.




PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management StrategySM to achieve returns on international equities.

- Indexed portion of the fund aims to slightly exceed the fund's benchmark index, Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far
  East).

- Actively managed part (40% percent as of 3/31/01) comprises stocks of international companies we believe have strong management and excellent growth prospects.




PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2001

During the six months ended March 31, 2001, the Institutional International Equity Fund returned -20.13 percent, trailing its benchmark, the Morgan Stanley Capital International EAFE Index, by 4.08 percentage points, and its competition, as measured by the Lipper International Fund Index, by 3.59 percentage points.

   The underperformance of the actively managed portion of the fund was primarily responsible for the shortfall versus the benchmark for the period. Negative factors were overweight holdings in technology versus the benchmark. These holdings included Marconi PLC, Flextronics International, and Spirent PLC.

   Holdings in consumer noncyclicals such as Dutch retailer Ahold NV, energy holdings such as IHC Caland NV, and a position in Fugro NV, a Dutch data analysis company, had positive effects on performance. These holdings were in sectors generally perceived as defensive in the current environment, because of their lower relative valuations, more stable growth rates, or both.

$10,000 OVER LIFE OF FUND
--------------------------------------------------------------------------------

                       INSTITUTIONAL                             LIPPER
                       INTERNATIONAL                          INTERNATIONAL
                         EQUITY FUND        MSCI EAFF INDEX     FUND INDEX
---------------------------------------------------------------------------------

7/1/99                  $10,000              $10,000             $10,000
9/30/99                  10,768               10,439              10,337
12/31/99                 14,825               12,212              12,893
3/31/2000                15,782               12,199              12,973
6/30/2000                13,960               11,716              12,364
9/30/2000                12,768               10,771              11,456
12/31/2000               11,987               10,482              10,995
3/31/2001                10,198                9,042               9,560




TEN LARGEST HOLDINGS AS OF 3/31/2001
--------------------------------------------------------------------------------

                                                               SHARES          MARKET VALUE        PERCENT OF
COMPANY                              COUNTRY            (IN THOUSANDS)         (IN MILLIONS)       NET ASSETS
-------------------------------------------------------------------------------------------------------------


Toyota Motor Corp                    Japan                 46.6                $   1.62               1.70
IHC Caland NV                        Netherlands           28.7                    1.45               1.52
GlaxoSmithKline Plc                  United Kingdom        53.8                    1.41               1.48
ASM Lithography
  Holding NV                         Netherlands           63.0                    1.40               1.48
Elsevier NV                          Netherlands          107.3                    1.39               1.46
Vodafone Group Plc                   United Kingdom       477.2                    1.31               1.38
Royal Bank of Scotland
  Group Plc                          United Kingdom        56.1                    1.28               1.34
Lloyds TSB Group Plc                 United Kingdom       124.1                    1.22               1.28
Koninklijke Ahold NV                 Netherlands           37.9                    1.18               1.24
Unilever NV                          Netherlands           22.2                    1.18               1.24


PERFORMANCE AT A GLANCE AS OF 3/31/01
--------------------------------------------------------------------------------

                                     AVERAGE ANNUAL COMPOUND                   CUMULATIVE RATES            ANNUAL
                                    RATES OF TOTAL RETURN(1,2)               OF TOTAL RETURN(1,2)          EXPENSE      NET ASSETS
                                1 YEAR        SINCE INCEPTION(3)       1 YEAR       SINCE INCEPTION(3)      RATIO      (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
INTERNATIONAL EQUITY FUND(4)      -35.38%          1.13%(5)              -35.38%         1.98%              0.29%(5)        $95.05
MSCI EAFE Index                   -25.88          -5.59                  -25.88         -9.58                 --             --
Lipper International Fund Index   -26.30          -2.53                  -26.30         -4.39                 --             --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the Institutional International Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 1-888-842-9001.

(2) Returns for the Institutional International Equity Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)   Inception date of the Institutional International Equity Fund was 7/1/99.

(4) There are special risks associated with investing in funds that invest primarily in foreign securities, such as the Institutional International Equity Fund. These special risks include erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(5) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.

            2001 SEMI-ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds      3

INSTITUTIONAL
GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth Equity Fund seeks a favorable rate of return, mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for strong growth.




PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy.SM Indexed portion aims to slightly exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low volatility.

- Actively managed part of the fund (approximately 52 percent as of 3/31/01) is concentrated in stocks of rapidly growing companies dominant in products and/or services.

- Actively selects international stocks outside of the benchmark as opportunities arise.



PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2001

For the six months ended March 31, 2001, the Institutional Growth Equity Fund returned -39.05 percent, lagging its benchmark, the Russell 3000(R) Growth Index, by 1.64 percentage points, and its competition, as measured by the Lipper Growth Fund Index, by 12.48 percentage points.

   The fund trailed its benchmark primarily because its actively managed portion underperformed. Other negative factors included stock selections in the technology sector, where the fund's weighting was roughly equal to the benchmark's. Underweight positions versus the benchmark in IBM and Dell Computer also hurt performance, as both positions, though down for the period, outperformed the technology sector overall.

   Positive contributions came from the fund's holdings in healthcare companies, which included overweight positions in Cardinal Health, Tenet Healthcare, and Pfizer. Another positive factor was the fund's position in Tyco International, which performed well over the six-month period.

$10,000 OVER LIFE OF FUND
--------------------------------------------------------------------------------

                                        INSTITUTIONAL      RUSSELL 3000*             LIPPER GROWTH
                                     GROWTH EQUITY FUND     GROWTH INDEX               FUND INDEX
---------------------------------------------------------------------------------------------------
7/1/99                               $10,000                $10,000                   $10,000
9/30/99                                9,703                  9,624                     9,482
12/31/99                              11,880                 12,097                    11,436
3/31/2000                             13,021                 12,980                    12,269
6/30/2000                             12,733                 12,586                    11,757
9/30/2000                             12,033                 11,921                    11,600
12/31/2000                             9,463                  9,385                    10,191
3/31/2001                              7,334                  7,461                     8,516


TEN LARGEST HOLDINGS AS OF 3/31/2001
--------------------------------------------------------------------------------
[GRAPH]



                                                       SHARES        MARKET VALUE   PERCENT OF
COMPANY                                        (IN THOUSANDS)        (IN MILLIONS)  NET ASSETS
----------------------------------------------------------------------------------------------


General Electric Co                              246.9               $   10.34         7.84
Pfizer, Inc                                      204.5                    8.37         6.35
Microsoft Corp                                   121.1                    6.62         5.02
Intel Corp                                       204.4                    5.38         4.08
AOL Time Warner, Inc                             107.0                    4.30         3.26
Wal-Mart Stores, Inc                              69.8                    3.52         2.67
Cisco Systems, Inc                               217.8                    3.44         2.61
Home Depot, Inc                                   65.1                    2.81         2.13
Amgen, Inc                                        46.6                    2.80         2.13
EMC Corp                                          92.2                    2.71         2.06


PERFORMANCE AT A GLANCE AS OF 3/31/01
--------------------------------------------------------------------------------

                                  AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES                  ANNUAL
                                  RATES OF TOTAL RETURN(1,2)        OF TOTAL RETURN(1,2)               EXPENSE       NET ASSETS
                               1 YEAR      SINCE INCEPTION(3)  1 YEAR          SINCE INCEPTION(3)       RATIO       (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
GROWTH EQUITY FUND              -43.68%         -16.23%         -43.68%           -26.66%               0.22%(4)       $131.92
Russell 3000(R) Growth Index    -42.52          -15.40          -42.52            -25.39                  --               --
Lipper Growth Fund Index        -30.57           -8.76          -30.57            -14.82                  --               --
----------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the Institutional Growth Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 1-888-842-9001.

(2) Returns for the Institutional Growth Equity Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)   Inception date of the Institutional Growth Equity Fund was 7/1/99.

(4) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.

4     TIAA-CREF Institutional Mutual Funds  2001 SEMI-ANNUAL REPORT

INSTITUTIONAL
GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.




PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy.SM Indexed portion aims to slightly exceed the fund's benchmark, the S&P 500, with low volatility.

- Active portion (approximately 44 percent as of 3/31/01) buys stocks when priced fairly or at a discount to growth potential and asset values.

- Occasionally acquires stocks of foreign-based companies not in the benchmark.




PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2001

During the six months ended March 31, 2001, the Institutional Growth & Income Fund returned -19.64 percent, lagging its benchmark, the S&P 500, by 0.89 percentage points, and its competition, as measured by the Lipper Growth & Income Fund Index, by 10.28 percentage points.

   Underperformance of stocks held in the actively managed portion of the fund accounted for the fund's shortfall versus its benchmark. The main decline resulted from stock selection within the technology sector. An underweight position versus the benchmark in Microsoft and overweight positions versus the benchmark in PMC-Sierra and EMC Corp. detracted from performance. Stock selection within the utilities and telecommunications sectors, including an underweight position in Verizon Communications, also weakened performance.

   Positive factors included stock selection within the fund's healthcare holdings, including positions in Cardinal Health and Baxter International; each outperformed both the broader market and other healthcare stocks during the period. A position in Consolidated Energy Inc., which is not in the fund's benchmark, also helped performance.

$10,000 OVER LIFE OF FUND
--------------------------------------------------------------------------------

                          Institutional                       Lipper Growth
                         Growth & Income        S&P 500       & Income Fund
                              Fund               Index             Index
--------------------------------------------------------------------------------
7/1/1999                  $10,000             $10,000          $10,000
9/30/1999                   9,337               9,376            9,200
12/31/1999                 10,822              10,771           10,025
3/31/2000                  11,187              11,018           10,194
6/30/2000                  10,894              10,725            9,937
9/30/2000                  10,841              10,621           10,229
12/31/2000                  9,962               9,790           10,063
3/31/2001                   8,711               8,629            9,272

TEN LARGEST HOLDINGS AS OF 3/31/2001
--------------------------------------------------------------------------------

                                       SHARES            MARKET VALUE         PERCENT OF
   COMPANY                      (IN THOUSANDS)          (IN MILLIONS)         NET ASSETS
   ---------------------------------------------------------------------------------------
   General Electric Co                 112.8                   $4.72            4.07
   Exxon Mobil Corp                     43.4                    3.51            3.03
   Pfizer, Inc                          75.8                    3.10            2.67
   Microsoft Corp                       49.0                    2.68            2.31
   Citigroup, Inc                       58.4                    2.63            2.26
   Wal-Mart Stores, Inc                 50.7                    2.56            2.21
   AOL Time Warner, Inc                 54.9                    2.20            1.90
   Intel Corp                           83.5                    2.20            1.89
   Merck & Co, Inc                      28.4                    2.15            1.85
   American International Group, Inc    25.2                    2.03            1.75


PERFORMANCE AT A GLANCE AS OF 3/31/01
--------------------------------------------------------------------------------

                                            AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES          ANNUAL
                                           RATES OF TOTAL RETURN(1,2)        OF TOTAL RETURN(1,2)        EXPENSE       NET ASSETS
                                        1 YEAR      SINCE INCEPTION(3)   1 YEAR     SINCE INCEPTION(3)    RATIO       (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
GROWTH & INCOME FUND                    -22.13%        -7.58%(3)        -22.13%         -12.89%          0.22%(4)       $116.12
S&P 500 Index                           -21.68         -8.08            -21.68          -13.71             --                --
Lipper Growth & Income Fund Index        -9.03         -4.22             -9.03           -7.28             --                --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the Institutional Growth & Income Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 1-888-842-9001.

(2) Returns for the Institutional Growth & Income Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)   Inception date of the Institutional Growth & Income Fund was 7/1/99.

(4) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.


            2001 SEMI-ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds      5

INSTITUTIONAL
EQUITY INDEX FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Equity Index Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.


PORTFOLIO PROFILE

-  Tracks the overall market for common stocks publicly traded in the U.S.

-  Benchmarked to the Russell 3000(R) Index.

- Can use a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000(R) Index without actually investing in all 3,000 stocks in the index.




PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2001

For the six months ended March 31, 2001, the Institutional Equity Index Fund returned -20.26 percent, falling slightly short of its benchmark, the Russell 3000(R) Index, by 0.19 percentage points.

   The fund's return was comparable to its benchmark after factoring in the effect of expenses and of holding some cash for liquidity.

   The fund also had a risk profile similar to its benchmark's during the period.

$10,000 OVER LIFE OF FUND
--------------------------------------------------------------------------------

                              Institutional
                             Equity Index        Russell 3000(R)
                                 Fund                 Index
--------------------------------------------------------------------------------
7/1/1999                     $10,000                $10,000
9/30/1999                      9,340                  9,342
12/31/1999                    10,828                 10,857
3/31/2000                     11,253                 11,352
6/30/2000                     10,877                 10,973
9/30/2000                     10,960                 11,041
12/31/2000                     9,990                 10,047
3/31/2001                      8,750                  8,826


TEN LARGEST HOLDINGS AS OF 3/31/2001
--------------------------------------------------------------------------------


                                                SHARES          MARKET VALUE              PERCENT OF
   COMPANY                              (IN THOUSANDS)          (IN MILLIONS)             NET ASSETS
   -------------------------------------------------------------------------------------------------
   General Electric Co                          66.5                    $2.79                   3.68
   Exxon Mobil Corp                             23.3                     1.89                   2.49
   Pfizer, Inc                                  42.3                     1.73                   2.29
   Citigroup, Inc                               33.7                     1.52                   2.00
   Microsoft Corp                               26.6                     1.46                   1.92
   Intel Corp                                   45.2                     1.19                   1.57
   Merck & Co, Inc                              15.5                     1.17                   1.55
   International Business
     Machines Corp                              11.8                     1.13                   1.49
   American International Group, Inc            13.5                     1.09                   1.44
   AOL Time Warner, Inc                         26.7                     1.07                   1.41


PERFORMANCE AT A GLANCE AS OF 3/31/01
--------------------------------------------------------------------------------

                                  AVERAGE ANNUAL COMPOUND                       CUMULATIVE RATES             ANNUAL
                                 RATES OF TOTAL RETURN(1,2)                   OF TOTAL RETURN(1,2)           EXPENSE     NET ASSETS
                               1 YEAR      SINCE INCEPTION(3)           1 YEAR          SINCE INCEPTION(3)    RATIO    (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL
EQUITY INDEX FUND               -22.24%         -7.35%                  -22.24%            -12.50%            0.17%(4)      $75.77
Russell 3000(R) Index           -22.26          -6.89                   -22.26             -11.74               --             --
------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the Institutional Equity Index Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 1-888-842-9001.

(2) Returns for the Institutional Equity Index Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)   Inception date of the Institutional Equity Index Fund was 7/1/99.

(4) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.


6     TIAA-CREF Institutional Mutual Funds  2001 SEMI-ANNUAL REPORT

INSTITUTIONAL
SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria.




PORTFOLIO PROFILE

- Attempts to track the return of the S&P 500 Index by investing in companies that meet the fund's social criteria.

- Current social criteria exclude investing in companies that do damage to the natural environment, have significant business in weapons production or gaming or gambling operations, produce or market alcohol or tobacco products, or produce nuclear energy.

- Does not invest in stocks of U.S. firms with operations in Northern Ireland that have not adopted the MacBride Principles or the Fair Employment Act of 1989 (Northern Ireland).




PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2001

During the six months ended March 31, 2001, the Institutional Social Choice Equity Fund returned -18.06 percent, 0.69 percentage points higher than its benchmark, the S&P 500 Index, and 8.70 percentage points below its competition, as measured by the Lipper Growth & Income Index.

   The social screens aided performance relative to the fund's benchmark by eliminating a number of underperforming companies. These included JDS Uniphase, Motorola, and General Electric.

   Negative performance relative to the benchmark resulted from not owning stocks in the energy and consumer noncyclical sectors. These sectors benefited from the market's general abandonment of technology stocks for stocks with lower valuations, such as lower price-to-earnings ratios, and lower growth rates. These stocks included those of most of the major diversified oil companies, such as Exxon Mobil and Texaco, which fail the fund's environmental screens. The exclusion of Philip Morris, because of the fund's tobacco screen, also detracted from performance, since its stock outperformed those of other consumer noncyclicals.


$10,000 OVER LIFE OF FUND
--------------------------------------------------------------------------------

                               Institutional                     Lipper Growth &
                              Social Choice       S&P 500         Income Fund
                                Equity Fund         Index            Index
--------------------------------------------------------------------------------
7/1/1999                       $10,000              $10,000       $10,000
9/30/1999                        9,364                9,376         9,200
12/31/1999                      10,650               10,771        10,025
3/31/2000                       11,013               11,018        10,194
6/30/2000                       10,803               10,725         9,937
9/30/2000                       10,660               10,621        10,229
12/31/2000                       9,943                9,790        10,063
3/31/2001                        8,734                8,629         9,272




TEN LARGEST HOLDINGS AS OF 3/31/2001
--------------------------------------------------------------------------------

                                       SHARES      MARKET VALUE      PERCENT OF
   COMPANY                      (IN THOUSANDS)    (IN THOUSANDS)     NET ASSETS
   ----------------------------------------------------------------------------

   Microsoft Corp                       13.9            $760.2          2.87
   Citigroup, Inc                       15.0             673.8          2.55
   American International Group, Inc     7.6             608.7          2.30
   Wal-Mart Stores, Inc                 11.9             601.0          2.27
   Merck & Co, Inc                       7.5             596.3          2.15
   Intel Corp                           18.4             484.2          1.83
   International Business
     Machines Corp                       5.0             480.9          1.82
   Johnson & Johnson                     5.3             463.6          1.75
   AOL Time Warner, Inc                 11.4             457.7          1.73
   SBC Communications, Inc               9.7             431.8          1.63


PERFORMANCE AT A GLANCE AS OF 3/31/01
--------------------------------------------------------------------------------

                                           AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES             ANNUAL
                                          RATES OF TOTAL RETURN(1,2)         OF TOTAL RETURN(1,2)          EXPENSE      NET ASSETS
                                        1 YEAR     SINCE INCEPTION(3)  1 YEAR        SINCE INCEPTION(3)    RATIO       (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
SOCIAL CHOICE EQUITY FUND               -20.69%         -7.44%          -20.69%         -12.66%          0.18%(4)     $26.45
S&P 500 Index                           -21.68          -8.08           -21.68          -13.71             --             --
Lipper Growth & Income Fund Index        -9.03          -4.22            -9.03           -7.28             --             --
------------------------------------------------------------------------------------------------------------------------------------


(1) Due to market volatility, recent performance of the Institutional Social Choice Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 1-888-842-9001.

(2) Returns for the Institutional Social Choice Equity Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)   Inception date of the Institutional Social Choice Equity Fund was 7/1/99.

(4) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.



            2001 SEMI-ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds      7

INSTITUTIONAL
BOND FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Bond Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.




PORTFOLIO PROFILE

- Aims to match the risk characteristics of the benchmark, so returns should be similar to those of the benchmark index.

- Overweights investments in undervalued securities as compared with the benchmark, and underweights investments in overvalued securities as compared with the benchmark.

- Utilizes sector allocation strategies to maintain optimum portfolio structure.




PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2001

For the six months ended March 31, 2001, the Institutional Bond Fund returned
7.12 percent. The fund lagged its benchmark, the Lehman Brothers Aggregate Bond Index, by 0.25 percentage points, and its competition, as measured by the Lipper Intermediate Investment Grade Debt Index, by 0.15 percentage points.

   The fund performed well in the fourth quarter of 2000 based on its more defensive, higher-quality posture in corporate securities. However, our conservative stance in both corporate and mortgage-backed securities caused some of the underperformance posted by the fund in the first quarter of 2001. In addition, we sold intermediate-maturity Treasuries and purchased Treasuries with longer maturities, which hurt our performance when the yield curve steepened at the end of the period. The fund's holdings of U.S. inflation-linked notes helped to offset some of these negative results, as these securities were the top-performing asset class in the fixed-income universe.


$10,000 OVER LIFE OF FUND
--------------------------------------------------------------------------------
            Institutional       Lehman Brothers        Lipper Intermediate
             Bond Fund        Aggregate Bond Index  Investment Grade Debt Index
--------------------------------------------------------------------------------
7/1/1999     $10,000           $10,000               $10,000
9/30/1999     10,087            10,068                10,064
12/31/1999    10,059            10,056                10,044
3/31/2000     10,278            10,278                10,242
6/30/2000     10,451            10,456                10,375
9/30/2000     10,779            10,772                10,679
12/31/2000    11,237            11,225                11,107
3/31/2001     11,546            11,565                11,455


TOP FIVE MARKET SECTORS AS OF 3/31/2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Mortgage-backed securities*                44.6%
   Corporate bonds                            21.8
   U.S. Treasury securities                   17.9
   U.S. agency securities                     12.7
   Money market instruments                    3.0
--------------------------------------------------------------------------------

* Includes government-backed, private-label and asset-backed securities


INSTITUTIONAL BOND FUND VS. BENCHMARK: RISK CHARACTERISTICS
--------------------------------------------------------------------------------

                                        AVERAGE LIFE         OPTION ADJUSTED DURATION
   MEASURE*                     (in years) 3/31/2001             (in years) 3/31/2001
--------------------------------------------------------------------------------------
   Institutional Bond Fund                      8.0                             4.60
   Lehman Brothers
   Aggregate Bond Index                         8.2                             4.57
--------------------------------------------------------------------------------------

* As calculated using an analytical model developed by Capital Management Sciences, a widely recognized investment research firm.


PERFORMANCE AT A GLANCE AS OF 3/31/01
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES          ANNUAL
                                         RATES OF TOTAL RETURN(1,2)         OF TOTAL RETURN(1,2)       EXPENSE         NET ASSETS
                                       1 YEAR     SINCE INCEPTION(3)    1 YEAR    SINCE INCEPTION(3)    RATIO         (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL
BOND FUND                               12.34%          8.56%           12.34%          15.46%          0.19%(4)          $227.23
Lehman Brothers
Aggregate Bond Index                    12.53           8.66            12.53           15.65             --                   --
Lipper Intermediate
Investment Grade Debt Index             11.85           8.08            11.85           14.56             --                   --
-----------------------------------------------------------------------------------------------------------------------------------


(1) Due to market volatility, recent performance of the Institutional Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 1-888-842-9001.

(2) Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)   Inception date of the Institutional Bond Fund was 7/1/99.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.

8     TIAA-CREF Institutional Mutual Funds  2001 SEMI-ANNUAL REPORT

INSTITUTIONAL
MONEY MARKET FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Money Market Fund seeks high current income, to the extent consistent with maintaining liquidity and preserving capital.




PORTFOLIO PROFILE

- Invests in money market securities classified as "first-tier securities," which are ranked in the highest category by nationally recognized statistical rating organizations.

- Average weighted maturity of 90 days or less.

- Longest maturity will be 397 days.




PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2001


For the six months ended March 31, 2001, the TIAA-CREF Money Market Fund returned 3.06 percent, beating its benchmark, the iMoneyNet Money Fund Report AverageTM--All Taxable, by 0.22 percentage points, and its competition, as measured by the Lipper Money Market Funds Average, by 0.32 percentage points.

   During the six-month period, two asset-allocation changes were made to the fund. Holdings in U.S. government agency securities were increased from 8 percent of the portfolio at the end of the third quarter in 2000 to 19 percent at the end of March 2001. In addition, holdings in commercial paper were decreased from 92 percent to 81 percent.

   These changes were made for several reasons. First, with the U.S. economy slowing, we believed it was prudent to further improve the credit quality of the fund. Second, we wanted to have U.S. government agency securities available for sale in case we had to meet additional redemptions. Third, we were concerned with the downgrade of corporate securities and how that might affect the fund.

$10,000 OVER LIFE OF FUND
--------------------------------------------------------------------------------

                                               iMoneyNet
                         Institutional         Money Fund            Lipper
                         Money Market       Report Average(TM)     Money Market
                             Fund             --All Taxable       Funds Average
--------------------------------------------------------------------------------
7/1/99                    $10,000             $10,000               $10,000
9/30/99                    10,128              10,115                10,110
12/31/99                   10,270              10,241                10,234
3/31/2000                  10,420              10,375                10,365
6/30/2000                  10,581              10,521                10,506
9/30/2000                  10,755              10,680                10,659
12/31/2000                 10,932              10,843                10,816
3/31/2001                  11,084              10,983                10,952

ASSET ALLOCATION AS OF 3/31/2001
--------------------------------------------------------------------------------

Commercial Paper        81%
U.S. Government
Agency Securities       19%



PERFORMANCE AT A GLANCE AS OF 3/31/01
--------------------------------------------------------------------------------

                                           AVERAGE ANNUAL COMPOUND         CUMULATIVE RATES              ANNUAL
                                          RATES OF TOTAL RETURN(1)        OF TOTAL RETURN(1)             EXPENSE
                                       1 YEAR      SINCE INCEPTION(2)  1 YEAR  SINCE INCEPTION(2)        RATIO
-------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL
MONEY MARKET FUND                       6.38%           6.06%           6.38%      10.84%               0.16%(3)
iMoneyNet Money Fund Report
Average(TM)--All Taxable                5.88            5.50            5.88        9.85                0.47(4)
Lipper Money Market Funds Average       5.68            5.34            5.68        9.54                  --
-------------------------------------------------------------------------------------------------------------------

                                                                                       NET ANNUALIZED YIELD
                                          AVERAGE MATURITY     NET ASSETS         FOR THE 7 DAYS ENDED 3/27/01
                                       (DAYS) AS OF 3/27/01  (IN MILLIONS)         CURRENT         EFFECTIVE
------------------------------------------------------------------------------------------------------------

INSTITUTIONAL
MONEY MARKET FUND                                53              $30.52             5.05%           5.18%
iMoneyNet Money Fund Report
Average(TM)--All Taxable                         48                 --              4.69            4.80
Lipper Money Market Funds Average                --                 --                --              --
------------------------------------------------------------------------------------------------------------


(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional Money Market Fund. Future returns will fluctuate. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Institutional Money Market Fund's current earnings than does the total return.

(2)    Inception date of the Institutional Money Market Fund was 7/1/99.

(3) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.

(4)    Figure is for the first quarter, 2001.

 LIKE THE OTHER INSTITUTIONAL FUNDS, THE TIAA-CREF INSTITUTIONAL MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT AGENCY.


            2001 SEMI-ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds      9

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)    SUMMARY BY COUNTRY

                                 March 31, 2001

------------------------------------------------------------------
                                              VALUE          %
------------------------------------------------------------------
DOMESTIC
UNITED STATES                              $        766      0.00%
                                           ------------   -------
TOTAL DOMESTIC                                      766      0.00
                                           ------------   -------
FOREIGN
AUSTRALIA                                     2,560,924      2.74
AUSTRIA                                          88,813      0.10
BELGIUM                                         658,298      0.70
DENMARK                                         524,173      0.56
FINLAND                                       1,257,383      1.34
FRANCE                                        9,271,978      9.91
GERMANY                                       7,043,601      7.53
HONG KONG                                     1,797,068      1.92
IRELAND                                       1,023,183      1.09
ITALY                                         3,639,468      3.89
JAPAN                                        21,599,837     23.09
NETHERLANDS                                  12,712,951     13.59
NEW ZEALAND                                      47,960      0.05
NORWAY                                          400,055      0.43
PORTUGAL                                        478,635      0.51
SINGAPORE                                       947,317      1.01
SPAIN                                         2,135,870      2.28
SWEDEN                                        1,168,770      1.25
SWITZERLAND                                   5,075,004      5.42
UNITED KINGDOM                               19,540,155     20.88
                                           ------------   -------
TOTAL FOREIGN                                91,971,443     98.29
SHORT TERM INVESTMENTS                        1,599,772      1.71
                                           ------------   -------
TOTAL PORTFOLIO                            $ 93,571,981    100.00%
                                           ============   =======

10  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)

                                 March 31, 2001



--------------------------------------------------------------------------------
PRINCIPAL/SHARES                                        VALUE
--------------------------------------------------------------------------------
BONDS -- 0.00%
CORPORATE BONDS -- 0.00%
AEROSPACE & DEFENSE -- 0.00%
                   BAE SYSTEMS PLC
$       392        7.450%, 11/30/03                  $       445
                                                     -----------
                   TOTAL AEROSPACE & DEFENSE                 445
                                                     -----------
TOTAL CORPORATE BONDS
(Cost $476)                                                  445
                                                     -----------
TOTAL BONDS
(Cost $476)                                                  445
                                                     -----------
PREFERRED STOCK -- 0.23%
BASIC INDUSTRIES -- 0.13%
        196        DYCKERHOFF ZEMENTWERKE AG.
                     (VORZUG)                              3,803
      2,050        HENKEL KGAA                           120,425
                                                     -----------
                   TOTAL BASIC INDUSTRIES                124,228
                                                     -----------
CONSUMER CYCLICAL -- 0.10%
         31        HUGO BOSS AG.                           9,509
     10,450        NEWS CORP LTD (LTD-VOTE)               67,505
      1,117        PROSIEBEN SAT.1 MEDIA AG.              19,749
                                                     -----------
                   TOTAL CONSUMER CYCLICAL                96,763
                                                     -----------
TOTAL PREFERRED STOCK
(Cost $257,835)                                          220,991
                                                     -----------
COMMON STOCK -- 96.54%
AEROSPACE & DEFENSE -- 0.20%
     22,097        BAE SYSTEMS PLC                        98,644
      4,288        SMITHS GROUP PLC                       47,063
        901        THALES.EX THOMSON CFS                  37,953
         30        ZODIAC S.A.                             6,524
                                                     -----------
                   TOTAL AEROSPACE & DEFENSE             190,184
                                                     -----------
BASIC INDUSTRIES -- 7.88%
        271        ACERINOX S.A.                           8,361
        542        ACS ACTIVIDADES DE CONSTRUCCION
                     Y SERVICIOS S.A.                     14,853
      2,389        AKZO NOBEL NV                          99,177
      2,724        AMCOR LTD                               7,448
      1,579        AMEC PLC                                9,136
      9,553        ASAHI GLASS CO LTD                     67,084
     12,000        ASAHI KASEI CORP                       52,092
        224        UPONOR OYJ SERIES A                     3,069
        663        ASSIDOMAN AB                           13,428
        286        ASTURIANA DE ZINC S.A. MINES            3,387
      1,737        BARRATT DEVELOPMENTS PLC                8,062
      4,722        BASF AG.                              188,933
     24,114        BAYER AG.                           1,026,226
        362        BERKELEY GROUP PLC                      4,027
     27,992        BHP LTD                               267,886
      4,856        BLUE CIRCLE INDUSTRIES PLC             33,207
      3,612        BOC GROUP PLC                          49,195
      2,480        BORAL LTD                               2,797
        267        BUDERUS AG.                             5,287

--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
        479        BUHRMANN NV                       $    12,364
     12,747        CARTER HOLT HARVEY LTD                  8,765
      1,678        CEMENTIR S.P.A.                         2,566
      1,001        CIMPOR CIMENTOS DE PORTUGAL            30,972
        665        COMPAGNIE DE SAINT-GOBAIN S.A.         96,118
    256,125        CORUS GROUP PLC                       227,583
      2,841        CRH PLC (IRELAND)                      43,700
     42,600        CRH PLC (UNITED KINGDOM)              656,786
        710     *  CRH PLC (NEW) (IRELAND)                10,921
      5,292        CSR LTD                                13,462
      3,871        DAICEL CHEMICAL INDUSTRIES LTD         11,120
      5,000        DAINIPPON INK & CHEMICALS, INC         13,126
      1,200        DAITO TRUST CONSTRUCTION CO LTD        18,385
      4,000        DAIWA HOUSE INDUSTRY CO LTD            25,886
      2,110        DENKI KAGAKU KOGYO K K                  6,448
      1,644        DRAGADOS Y CONSTRUCCIONES S.A.         20,477
        183        ELKEM AS                                3,375
        621        FOMENTO CONSTRUCCIONES Y
                     CONTRATAS S.A.                       12,626
         29        FORBO HOLDINGS AG. (REGD)              13,139
         29        GLAVERBEL S.A.                          2,538
        189        GRUPO EMPRESARIAL ENCE S.A.             3,091
      5,824        HANSON PLC                             33,678
        487        HEIDELBERGER ZEMENT AG.
                     (GERMANY)                            26,692
     28,600        HEIJMANS NV                           584,044
        304        HOCHTIEF AG.                            7,215
         68        HOLDERBANK FINANCIERE GLARUS AG.
                     (BR)                                 68,947
        668        ILUKA RESOURCES LTD                     1,497
         32        IMERYS S.A.                             3,157
      5,455        IMPERIAL CHEMICAL INDUSTRIES PLC       33,270
      2,351        INAX CORP                              11,594
      3,000     *  ISHIHARA SANGYO KAISHA LTD              6,200
        995        ITALCEMENTI S.P.A.                      8,154
      1,166        JAMES HARDIE INDUSTRIES LTD             2,385
      3,000     *  JAPAN STEEL WORKS LTD                   2,561
      7,867        JEFFERSON SMURFIT GROUP PLC            13,144
     30,000        JGC CORP                              226,230
        981        JOHNSON MATTHEY PLC                    13,319
      4,000        KAJIMA CORP                            10,884
     17,000        KANDENKO CO LTD                        74,476
     10,532        KANEKA CORP                            83,456
     17,000        KAWASAKI STEEL CORP                    17,092
        474        KEMIRA OYJ                              2,660
      2,567        KINDEN CORP                            12,720
      1,000        KUREHA CHEMICAL INDUSTRY CO LTD         2,234
      9,605        LAFARGE S.A. (BR)                     849,112
        630        L'AIR LIQUIDE                          88,776
        953        LEIGHTON HOLDINGS LTD                   3,271
        639        LINDE AG.                              26,550
         34        LONZA AG. (REGD)                       19,502
        319        MAEDA ROAD CONSTRUCTION CO LTD          1,298
         78        MAYR-MELNHOF KARTON AG.                 3,502
     64,345        MIM HOLDINGS LTD                       36,130
     16,737        MITSUBISHI CHEMICAL CORP               45,410
      4,000        MITSUBISHI GAS CHEMICAL CO             10,565
      9,000        MITSUBISHI MATERIALS CORP              20,396

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  11

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND


--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- (CONTINUED)
      2,000        MITSUBISHI PAPER MILLS LTD        $     3,191
      3,312        MITSUI MINING & SMELTING CO LTD        19,240
      1,001        NEWCREST MINING LTD                     1,739
      5,000     *  NIPPON LIGHT METAL CO LTD               3,511
      1,842        NIPPON OIL & FATS CO LTD                3,821
      3,000        NIPPON SHEET GLASS CO LTD              29,134
      1,000        NIPPON SHOKUBAI CO LTD                  3,590
     51,000        NIPPON STEEL CORP                      84,650
          7     *  NIPPON UNIPAC HOLDINGS                 35,917
      2,000        NISHIMATSU CONSTRUCTION CO LTD          7,086
          1        NORD-EST S.A.                              23
        624        NORSKE SKOGINDUSTRIER ASA SERIES
                     A                                     8,768
        624     *  NORKSE SKOGINDUSTRIER ASA SERIES
                     A RTS                                 1,918
      8,226        NORMANDY MINING LTD                     3,534
      2,494        NOVAR PLC                               6,010
        390        NOVOZYMES A/S (CLASS B)                 7,985
      6,000        OBAYASHI CORP                          23,125
      7,000        OJI PAPER CO LTD                       29,884
      2,000        OKUMURA CORP                            7,341
      2,740        ONESTEEL LTD                            1,161
        842        ORICA LTD                               2,035
        573        OUTOKUMPU OYJ SERIES A                  4,300
      1,287        PAPERLINX LTD                           2,356
        714        PECHINEY S.A. SERIES A                 30,890
      7,154        PILKINGTON PLC                         10,781
        159        PORTLAND VALDERRIVAS S.A.               3,268
      1,720        PORTUCEL EMPRESA PRODUTORE              1,870
        542        RAUTARUUKKI OYJ SERIES K                1,844
      2,700        REXAM PLC                               9,865
        125        RHI AG.                                 2,418
      2,094        RIO TINTO LTD                          33,178
      8,041        RIO TINTO PLC (REGD)                  140,040
      1,171        RMC GROUP PLC                          10,904
      1,000        SANWA SHUTTER CORP                      1,947
        126        SAPA AB                                 1,709
      1,553        SCA AB SERIES B                        31,905
      5,250        SEKISUI CHEMICAL CO LTD                14,914
      4,365        SEKISUI HOUSE LTD                      35,145
      5,000        SHIMIZU CORP                           16,757
      6,403        SHIN-ETSU CHEMICAL CO LTD             219,709
        500        SHO-BOND CORP                           5,825
      8,000     *  SHOWA DENKO K.K.                       16,342
        745        SKANSKA AB SERIES B FREE               26,784
      3,046        SNIA S.P.A.                             6,327
        607        SOLVAY S.A.                            31,203
        459        SONS OF GWALIA LTD                      1,857
     50,436        SUMITOMO CHEMICAL CO LTD              244,301
      1,000        SUMITOMO FORESTRY CO LTD                5,641
     34,000     *  SUMITOMO METAL INDUSTRIES LTD          19,263
      4,036        SUMITOMO METAL MINING CO LTD           15,427
      2,000        SUMITOMO OSAKA CEMENT CO LTD            5,250
        373        SVENSKT STAL AB (SAAB) SERIES A         3,036
        686     *  SYNGENTA AG. (REGD)                    35,373
      8,000        TAIHEIYO CEMENT CORP                   15,768
      7,000        TAISEI CORP                            13,406

--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
      2,174        TAYLOR WOODROW PLC                $     6,135
      3,421        THYSSENKRUPP AG.                       49,870
      2,000        TODA CORP                               8,682
      3,000        TOSOH CORP                              7,301
      2,000        TOSTEM CORP                            23,205
      2,000        TOTO LTD                               12,943
      1,815        TOYO SEIKAN KAISHA LTD                 27,663
      1,906     *  TRANSURBAN GROUP                        3,908
        600        TRELLEBORG AB SERIES B FREE             4,011
      4,286        UBE INDUSTRIES LTD                      8,276
        100        UNION MINIERE GROUP S.A.                3,862
      1,759        UPM-KYMMENE OYJ                        49,760
        509        URALITA S.A.                            3,014
      1,054        USINOR S.A.                            12,951
        659        VINCI S.A.                             40,780
        320        WIENERBERGER BAUSTOFF AG.               6,478
     29,014        WMC LTD                               113,758
     59,872        WOLSELEY PLC                          353,248
                                                     -----------
                   TOTAL BASIC INDUSTRIES              7,486,335
                                                     -----------
CONSUMER CYCLICAL -- 13.72%
      1,505        ACCOR S.A.                             56,611
      1,402        AIRTOURS PLC                            5,541
        877        AOYAMA TRADING CO LTD                   7,964
      1,551        ARISTOCRAT LEISURE LTD                  5,149
        500        ASATSU-DK, INC                         11,092
        100        AUTOBACS SEVEN CO LTD                   2,242
      1,880        AUTOGRILL S.P.A.                       20,276
      6,383        BASS PLC                               62,615
      2,495        BBA GROUP PLC                           9,045
         78        BEKAERT NV                              2,933
     13,606        BENETTON GROUP S.P.A.                  21,229
      6,000        BRIDGESTONE CORP                       60,902
     13,985     *  BRITISH SKY BROADCASTING GROUP
                     PLC                                 165,024
      2,181        BULGARI S.P.A.                         23,426
        711        CANAL PLUS S.A.                         2,426
      1,000        CAPCOM CO LTD                          28,727
      3,376        CARLTON COMMUNICATIONS PLC             18,814
      1,000        CASIO COMPUTER CO LTD                   6,455
         33        CLUB MEDITERRANEE S.A.                  2,123
      8,203        COLES MYER LTD                         25,313
    161,251     *  COMPASS GROUP PLC                   1,150,838
        705        CONTINENTAL AG.                        10,582
        191        CORTEFIEL S.A.                          2,701
      1,000        CYCLE & CARRIAGE LTD                    1,739
      3,000     *  DAIEI, INC                              4,380
      1,000        DAIMARU, INC                            3,263
      3,929        DAIMLERCHRYSLER (U.S.A.)              175,154
      3,521        DAIMLERCHRYSLER AG. (REGD)            157,657
      1,568        DAVID JONES LTD                           850
      7,000        DENSO CORP                            134,062
         24        D'IETEREN S.A.                          4,497
     13,772        DIXONS GROUP PLC (NEW)                 54,480
        136        DOUGLAS HOLDINGS AG.                    4,664
    107,284        ELSEVIER NV                         1,390,391
        608     *  EM.TV & MERCHANDISING AG.               2,902

12  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND


--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
      5,833        EMI GROUP PLC                     $    37,690
     40,000        ESPRIT HOLDINGS LTD                    44,621
      3,546        FIAT S.P.A.                            75,391
      2,000        FIRST CAPITAL CORP LTD
                     (SINGAPORE)                           1,013
      3,632        FUJI PHOTO FILM CO LTD                134,481
          3        FUJI TELEVISION NETWORK, INC           20,995
    136,000        GIORDANO INTERNATIONAL LTD             66,701
      5,014        GKN PLC                                51,502
     19,881        GRANADA PLC                            48,968
      7,549        GREAT UNIVERSAL STORES PLC             53,125
      1,741        GRUPPO EDITORALE L'ESPRESSO
                     S.P.A.                                9,696
      2,000        GUNZE LTD                               6,878
      1,000        HANKYU DEPARTMENT STORES, INC           4,269
      6,010        HENNES & MAURITZ AB SERIES B           85,032
     11,549        HILTON GROUP PLC                       33,495
     12,281        HONDA MOTOR CO LTD                    501,765
      8,100        HONG KONG & SHANGHAI HOTELS LTD         4,362
      2,429        INDEPENDENT NEWS & MEDIA PLC            5,475
      1,000        ISETAN CO LTD                          11,155
      6,452        ITO-YOKADO CO LTD                     313,036
          5        JELMOLI HOLDINGS AG. (BR)               6,807
      2,225        JUSCO CO LTD                           45,808
        100        KADOKAWA SHOTEN PUBLISHING CO
                     LTD                                   2,473
      2,000     *  KANEBO LTD                              5,170
        632        KARSTADTQUELLE AG.                     18,968
        930        KESCO OYJ SERIES B                      9,438
     10,230        KINGFISHER PLC                         66,175
      2,100        KONAMI CO LTD                          99,038
          9        KUONI REISEN HOLDING (REGD)
                     (CLASS B)                             3,910
      2,000        KURARAY CO LTD                         12,783
        935        LAGARDERE SCA                          47,403
      3,614        LVMH MOET HENNESSY LOUIS VUITTON
                     S.A.                                182,108
        970        MAN AG.                                23,452
     19,532        MARKS & SPENCER PLC                    73,864
      2,354        MARUI CO LTD                           32,497
     23,931        MATSUSHITA ELECTRIC INDUSTRIAL
                     CO LTD                              432,540
      8,741        MEDIASET S.P.A.                        80,905
      1,129        MICHELIN S.A. (CLASS B)                36,818
      3,000        MITSUBISHI RAYON CO LTD                 8,163
      3,000        MITSUKOSHI LTD                         11,347
        366     *  MODERN TIMES GROUP (CLASS B)            8,867
      1,936        MONDADORI (ARNOLDO) EDITORE
                     S.P.A.                               17,525
      2,000     *  MYCAL CORP                              2,489
        200     *  NAMCO LTD                               3,319
     42,330        NEWS CORP LTD                         320,982
      3,000        NGK INSULATORS LTD                     33,515
      3,040        NINTENDO CO LTD                       497,549
     72,688        NISSAN MOTOR CO LTD                   458,233
      2,000        NISSHINBO INDUSTRIES, INC               8,682
        561        NITTO BOSEKI CO LTD                       707
      1,000        ONWARD KASHIYMA CO LTD                  7,971
        672        ORIENTAL LAND CO LTD                   42,095

--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
     22,000        ORIENTAL PRESS GROUP              $     2,990
      1,000        OVERSEAS UNION ENTERPRISES LTD          3,821
      3,241        P & O PRINCESS CRUISES PLC             12,671
      5,961        PEARSON PLC                           104,239
        352        PEUGEOT CITROEN S.A.                   89,308
        902        PINAULT-PRINTEMPS-REDOUTE S.A.        155,492
        936        PIONEER CORP                           23,453
    200,899        PIRELLI S.P.A.                        664,228
        784        PUBLICIS GROUPE S.A.                   23,911
          9        PUBLIGROUPE S.A. (REGD)                 3,436
      5,003        RANK GROUP PLC                         13,034
      8,784        REED INTERNATIONAL PLC                 81,548
     10,579        REUTERS GROUP PLC                     128,593
        300        SANRIO CO LTD                           3,835
     14,770        SANYO ELECTRIC CO LTD                  90,047
        320        SCHIBSTED ASA                           3,583
      1,100     *  SEGA CORP                              19,838
      1,000     *  SEIYU LTD                               2,553
     14,000        SHANGRI-LA ASIA LTD                    14,271
      8,317        SHARP CORP                            105,924
        300        SHIMACHU CO LTD                         4,237
        241        SHIMAMAURA CO LTD                      15,289
        700        SHIMANO, INC                           10,730
      2,000        SINGAPORE PRESS HOLDINGS LTD           21,933
        130        SKYLARK CO LTD                          3,942
        908        SODEXHO ALLIANCE S.A.                  44,911
        946        SOL MELIA S.A.                          9,031
     12,431        SONY CORP                             882,863
     10,000        SOUTH CHINA MORNING POST LTD            7,180
        164        STOCKMANN AB SERIES B                   1,594
      2,206        TABCORP HOLDINGS LTD                    9,978
      3,000        TAKASHIMAYA CO LTD                     21,976
      7,000        TEIJIN LTD                             30,499
        734     *  TELEPIZZA S.A.                          1,719
      2,000        TELEVISION BROADCASTS LTD              10,924
      1,100        THE WAREHOUSE GROUP LTD                 2,580
      1,000        TOEI CO LTD                             3,223
        100        TOHO CO LTD                            10,932
      2,578        TOKYO BROADCASTING SYSTEMS, INC        61,510
      1,000        TOKYO STYLE CO LTD                      9,456
     11,000        TORAY INDUSTRIES, INC                  44,328
      5,000        TOYOBO CO LTD                           9,775
     46,577        TOYOTA MOTOR CORP                   1,616,797
      1,741        UNY CO LTD                             16,393
        628        VALEO S.A.                             28,480
         39        VALORA HOLDINGS AG. (REGD)              7,004
        215        VENDEX KBB NV                           3,326
      7,852        VIVENDI UNIVERSAL                     477,916
      2,742        VOLKSWAGEN AG.                        125,879
      3,159        VOLVO AB SERIES B FREE                 49,440
      1,000        WACOAL CORP                             8,059
      2,613        WOLTERS KLUWER NV                      65,811
      7,565        WOOLWORTHS LTD                         30,658
        300        WORLD CO LTD                            8,259
      8,235        WPP GROUP PLC                          87,456
                                                     -----------
                   TOTAL CONSUMER CYCLICAL            13,038,181
                                                     -----------

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  13

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND



--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 9.47%
        255        ADIDAS SALOMON AG.                $    13,415
        837        AGFA GEVAERT NV                        15,168
     17,175        AJINOMOTO CO LTD                      179,130
      2,046        ALTADIS S.A.                           25,322
     16,585        ASAHI BREWERIES LTD                   158,154
        139        AUSTRIA TABAKWERKE AG.                  8,391
        307        EBRO PULEVA S.A.                        3,387
        585        BEIERSDORF AG.                         62,059
      6,389        BOOTS CO LTD                           56,951
        970        BRITISH AMERICAN TOBACCO
                     AUSTRALIA LTD                         8,284
     16,014        BRITISH AMERICAN TOBACCO PLC          118,161
      3,829        BUNZL PLC                              23,026
     13,751        CADBURY SCHWEPPES PLC                  87,974
        404        CARLSBERG BREWERIES AS (CLASS A)       17,213
      5,320        CARREFOUR SUPERMARCHE S.A.            290,648
        777        CASINO GUICHARD-PERRACHON S.A.         67,899
         39     *  CASINO GUICHARD-PERRACHON S.A. A
                     WTS 12/15/03                            191
         39     *  CASINO GUICHARD-PERRACHON S.A. B
                     WTS 12/15/05                            213
          1        CHARGEURS S.A.                             73
      5,962        COCA COLA AMATIL LTD                   13,682
        283        COLRUYT NV                             11,283
        339        DANISCO AS                             10,030
        308        DELHAIZE FRERES NV                     16,227
    107,664        DIAGEO PLC                          1,082,176
      2,474        ELECTROLUX AB SERIES B                 32,845
        217        ERIDANIA BEGHIN-SAY S.A.               18,972
         66        ESSILOR INTERNATIONAL S.A.             18,962
     45,310        FOSTER'S BREWING GROUP LTD            113,936
     11,000        FRASER & NEAVE LTD (ORD)               41,734
         41        GIVAUDAN AG. (REGD)                    10,404
      6,107        GOODMAN FIELDER LTD                     3,965
        773        GREENCORE GROUP PLC                     1,790
      1,099        GROUPE DANONE                         139,709
      2,599        HEINEKEN NV                           136,247
        187        HOUSE FOODS CORP                        2,047
      6,109        INTERBREW S.A.                        156,561
      2,200        ITO EN LTD                            143,079
     13,690        J SAINSBURY PLC                        74,932
         15        JAPAN TOBACCO, INC                     99,110
        315        JERONIMO MARTINS SGPS S.A.              2,255
        823        KAMPS AG.                              10,185
     15,273        KAO CORP                              385,131
     12,700        KATOKICHI CO LTD                      284,778
        948        KERRY GROUP PLC (CLASS A)              10,391
      1,000        KIKKOMAN CORP                           6,511
      7,374        KIRIN BREWERY CO LTD                   67,140
     37,873        KONINKLIJKE AHOLD NV                1,177,859
     49,000        LI & FUNG LTD                          76,336
      4,845        L'OREAL S.A.                          329,373
      1,000        MEIJI MILK PRODUCTS CO LTD              4,037
      2,000        MEIJI SEIKA KAISHA LTD                  9,927
      8,249        METRO AG.                             352,367
        285        NESTLE S.A. (REGD)                    597,258

--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
      2,000        NICHIREI CORP                     $     7,900
      1,000        NIPPON MEAT PACKERS, INC               11,020
      4,000        NIPPON SUISAN KAISHA LTD                6,352
      1,663        NISSHIN FLOUR MILLING CO LTD           12,487
      1,000        NISSIN FOOD PRODUCTS CO LTD            22,503
      1,565        ORKLA ASA                              27,575
        359        HARTWALL OYJ ABP                        5,236
      8,120        PARMALAT FINANZIARIA S.P.A.            11,485
      8,204        PERNOD-RICARD S.A.                    550,109
      1,820        RINASCENTE S.P.A.                       8,334
      1,000        SAPPORO BREWERIES LTD                   2,769
         62        SEB S.A.                                3,442
      3,367        SHISEIDO CO LTD                        33,343
      2,000     *  SNOW BRAND MILK PRODUCTS CO             6,240
        243        SOCIETE BIC S.A.                        9,421
      7,080        SONAE SGPS S.A.                         7,010
      7,850     *  SONAE SGPS S.A. (BABY SHS)              7,564
      4,947        SWEDISH MATCH AB                       21,333
      1,235        TAKARA SHUZO CO LTD                    17,295
      2,703        TATE & LYLE PLC                         8,790
     50,584        TESCO PLC                             180,507
        172        THE SWATCH GROUP AG. (REGD)            37,470
        400        UNI-CHARM CORP                         17,236
     21,529        UNILEVER PLC                          155,334
     22,164        UNILEVER NV CERTIFICATE             1,177,580
      2,939        WATERFORD WEDGWOOD PLC (UNITS)          2,909
      6,000        YAKULT HONSHA CO LTD                   66,552
      1,000        YAMAZAKI BAKING CO LTD                  6,735
                                                     -----------
                   TOTAL CONSUMER NON-CYCLICAL         9,001,429
                                                     -----------
ENERGY -- 6.45%
     27,795        BG GROUP PLC                          108,669
    114,699        BP AMOCO PLC                          949,053
     15,005        BP AMOCO PLC (SPONS ADR)              744,548
         27     *  CAPSTONE TURBINE CORP                     766
     29,528        CENTRICA PLC                           99,492
     55,500     *  CNOOC LTD                              49,102
         68        COFLEXIP S.A.                           9,185
      6,000        COSMO OIL CO LTD                       10,677
     59,247        ENTE NAZIONALE IDROCARBURI
                     S.P.A.                              387,584
        782        FORTUM OYJ                              3,110
      2,713        GAS NATURAL SDG S.A.                   43,170
     36,413        HONG KONG & CHINA GAS CO LTD           49,490
     28,736        IHC CALAND NV                       1,448,002
      2,569        ITALGAS S.P.A.                         22,415
      7,000        JAPAN ENERGY CORP                      12,624
        314        KONINKLIJKE VOPAK NV                    7,022
     20,757        LATTICE GROUP PLC                      40,355
     12,000        NIPPON MITSUBISHI OIL CORP             59,849
      1,931        NORSK HYDRO AS                         79,285
        144        OMV AG.                                11,329
     15,000        OSAKA GAS CO LTD                       39,021
        468     *  PETROLEUM GEO-SERVICES ASA              4,033
      8,778        REPSOL YPF S.A.                       155,743
     16,172        ROYAL DUTCH PETROLEUM CO              900,540
      1,900     *  RUBICON LTD                               345
     18,396        SANTOS LTD                             60,360

14  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND


--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
ENERGY -- (CONTINUED)
      2,000        SHOWA SHELL SEKIYU K.K.           $     9,416
        398        SMEDVIG AS SERIES A                     4,019
         58        TECHNIP S.A.                            8,142
      1,000        TEIKOKU OIL CO LTD                      5,027
     22,000        TOKYO GAS CO LTD                       60,040
      5,516        TOTAL FINA ELF S.A.                   748,515
      2,226     *  TULLOW OIL PLC                          2,911
                                                     -----------
                   TOTAL ENERGY                        6,133,839
                                                     -----------
FINANCIAL SERVICES -- 21.32%
      4,151        3I GROUP PLC                           66,214
     10,105        ABBEY NATIONAL PLC                    161,477
     10,857        ABN-AMRO HOLDINGS NV                  198,965
      1,061        ACOM CO LTD                            85,767
      9,782        AEGON NV                              288,483
      1,827        ALLIANZ AG. (REGD)                    528,146
      6,037        ALLIED IRISH BANK PLC                  61,267
      1,414        AMP DIVERSIFIED PROPERTY TRUST          1,623
      7,788        AMP LTD                                76,319
      5,538        AMVESCAP PLC                           80,702
     21,000     *  ASAHI BANK LTD                         53,122
      3,000     *  ASHIKAGA BANK LTD                       5,027
      9,269        ASSICURAZIONI GENERALI S.P.A.         293,348
      3,164        AXA                                   352,151
        624        BANCA COMMERCIALE ITALIANA
                     S.P.A.                                3,425
     40,540        BANCA DI ROMA                          42,970
      5,803        BANCA INTESA RISP S.P.A.               14,492
     89,041        BANCA INTESA S.P.A.                   341,623
        624     *  BANCA INTESA S.P.A. PUT WTS
                     11/15/02                                932
      1,615        BANCA POPOLARE DI MILANO                7,623
     51,567        BANCO COMERCIAL PORTUGUES S.A.
                     (REGD)                              235,228
      1,447        BANCO ESPIRITO SANTO S.A. (REGD)       21,490
     32,592        BANCO SANTANDER CENTRAL HISPANO
                     S.A.                                298,207
      9,962        BANK OF EAST ASIA LTD                  22,417
      4,000        BANK OF FUKUOKA LTD                    17,396
     54,000        BANK OF TOKYO MITSUBISHI LTD          483,486
     10,000        BANK OF YOKOHAMA LTD                   38,702
     12,150        BARCLAYS PLC                          379,156
      3,669        BAYERISCHE HYPO-UND VEREINSBANK
                     AG.                                 198,502
     23,223        BANCO BILBAO VIZCAYA ARGENTARIA
                     S.A.                                317,186
     13,708        BIPOP-CARIRE S.P.A.                    64,711
      3,290        BNP PARIBAS GROUP                     277,176
      3,838        BPI-SGPS S.A. (REGD)                   11,230
      3,845        BRITISH LAND CO PLC                    27,277
        479     *  BTG PLC                                 6,690
      5,250     *  CANARY WHARF GROUP PLC                 38,215
     38,589        CAPITALAND LTD                         43,816
     16,365        CGNU PLC                              225,565
      5,000        CHUO MITSUI TRUST & BANKING CO
                     LTD                                   9,815
      5,000        CITY DEVELOPMENTS LTD                  16,339

--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
      9,308        COMMONWEALTH BANK OF AUSTRALIA    $   129,982
        945        CORPORACION MAPFRE S.A.                19,465
     19,257        CREDIT LYONNAIS S.A.                  712,956
      1,200        CREDIT SAISON CO LTD                   25,376
      2,190        CREDIT SUISSE GROUP (REGD)            387,635
     19,150     *  DAIWA BANK LTD                         24,908
     11,000     *  DAIWA SECURITIES GROUP, INC           104,193
     23,518        DBS GROUP HOLDINGS LTD                212,326
      5,499        DEN DANSKE BANK AF 1871                87,211
      4,613        DEUTSCHE BANK AG. (REGD)              352,342
     40,637        DNB HOLDING ASA                       184,697
      8,570        DRESDNER BANK AG. (REGD)              389,338
        393        DROTT AB SERIES B                       4,303
        184        ERSTE BANK DER OESTER SPARK AG.         9,483
        310        EURAFRANCE S.A.                        18,443
      5,345        FORTIS B                              140,573
      4,734        GANDEL RETAIL TRUST                     2,586
         46        GECINA S.A.                             4,184
     12,700        GENERAL PROPERTY TRUST                 16,246
         36        GENERALI HOLDING VIENNA AG.             6,365
        660        GREAT PORTLAND ESTATES PLC              2,585
      3,000        GUNMA BANK LTD                         12,927
     16,375        HALIFAX GROUP PLC                     167,152
        723        HAMMERSON PLC                           5,134
     10,000        HANG LUNG DEVELOPMENT CO LTD            8,719
     14,700        HANG SENG BANK LTD                    170,580
     17,249        HENDERSON LAND DEVELOPMENT CO
                     LTD                                  87,804
      6,000     *  HOKURIKU BANK LTD                      11,347
      9,000        HOPEWELL HOLDINGS LTD                   4,240
     88,857        HSBC HOLDINGS PLC (UNITED
                     KINGDOM)                          1,066,208
      7,000        HYSAN DEVELOPMENT CO LTD               10,636
      7,362        ING GROEP NV                          481,609
        570        INMOBILIARIA URBIS S.A.                 2,267
      1,967        IRISH LIFE AND PERMANENT PLC           21,562
      7,000        JOYO BANK LTD                          23,963
      2,162        KBC BANCASSURANCE HOLDINGS NV          84,612
      3,523        LAND SECURITIES PLC                    44,076
     34,959        LEGAL & GENERAL GROUP PLC              80,515
     15,528        LEND LEASE CORP LTD                    95,152
    124,140        LLOYDS TSB GROUP PLC                1,220,428
      4,495        MEDIOBANCA S.P.A.                      41,366
        404        METROVACESA S.A.                        6,803
      3,028        MIRVAC GROUP                            5,219
        302     *  MIRVAC GROUP OPTS                           1
     24,000        MITSUBISHI ESTATE CO LTD              222,160
     16,328        MITSUBISHI TRUST & BANKING CORP        97,591
      5,096        MITSUI FUDOSAN CO LTD                  49,083
     15,500        MITSUI MARINE & FIRE INSURANCE
                     CO LTD                               84,231
        122        MIZUHO HOLDINGS, INC                  686,351
      1,270        MUENCHENER RUECKVER AG. (REGD)        376,448
     20,327        NATIONAL AUSTRALIA BANK LTD           283,857
     13,639        NEW WORLD DEVELOPMENT CO LTD           17,488
        800        NICHIEI CO LTD (KYOTO)                  6,447
      3,000     *  NIPPON SHINPAN CO LTD                   5,482

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  15

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND



--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
     22,800     *  NOMURA SECURITIES CO LTD          $   409,368
     20,389        NORDEA AB                             124,478
      1,270        NORDEA AB ADR                           7,740
      1,000     *  ORIENT CORP                             1,803
        600        ORIX CORP                              50,369
     22,739        OVERSEAS CHINESE BANKING CORP
                     LTD                                 147,357
      2,000        PARKWAY HOLDINGS LTD                    1,002
        213        POHJOLA GROUP INSURANCE CO LTD
                     SERIES B                              8,094
        900        PROMISE CO LTD                         67,509
      2,016        PROVIDENT FINANCIAL PLC                22,929
     15,193        PRUDENTIAL PLC                        162,539
      2,961        QBE INSURANCE GROUP LTD                15,744
      5,342        RAS S.P.A.                             65,642
     98,425        ROYAL & SUN ALLIANCE INSURANCE
                     GROUP PLC                           669,569
     56,142        ROYAL BANK OF SCOTLAND GROUP PLC    1,276,276
        246        SAI S.P.A.                              3,662
     58,641        SAKURA BANK LTD                       314,461
        465     *  SAMPO-LEONIA INSURANCE                 22,198
     10,194        SAN PAOLO-IMI S.P.A.                  137,790
      4,000        SANKEI BUILDING CO LTD (THE)           12,544
      2,025        SCHRODERS PLC (NEW)                    30,372
      2,000        SEVENTY-SEVEN (77) BANK LTD            10,693
      5,000        SHIZUOKA BANK LTD                      38,981
         49        SIMCO S.A. (REGD)                       3,233
     21,968        SINO LAND CO LTD                        9,788
      7,424        SKANDIA FORSAKRINGS AB                 66,548
      4,806        SKANDINAVISKA ENSKILDA BANKEN
                     SERIES A                             42,847
      2,200        SLOUGH ESTATES PLC                     11,885
      3,130        SOCIETE GENERALE S.A. SERIES A        193,691
      2,198        STOCKLAND TRUST GROUP (UNITS)           4,321
      1,280        UNI-STOREBRAND AS SERIES A              7,588
     35,661        SUMITOMO MITSUI BANKING CORP          318,719
      4,000        SUMITOMO MARINE & FIRE INSURANCE
                     CO                                   24,163
     27,283        SUN HUNG KAI PROPERTIES LTD           260,621
     18,203        SUNCORP-METWAY LTD                     99,367
      5,144        SVENSKA HANDELSBANKEN SERIES A         74,026
        108        SWISS REINSURANCE CO (REGD)           218,382
      1,100        TAKEFUJI CORP                          83,565
     18,000     *  TOKAI BANK LTD                         61,620
     24,747        TOKIO MARINE & FIRE INSURANCE CO
                     LTD                                 247,440
        304     *  TOPDANMARK AS                           7,555
      3,585        UBS AG. (REGD)                        518,237
         63        UNIBAIL S.A.                            9,974
     36,368        UNICREDITO ITALIANO S.P.A.            157,537
      8,056        UNITED OVERSEAS BANK LTD               56,668
      3,000        UNITED OVERSEAS LAND LTD                2,708
      1,349        VALLEHERMOSO S.A.                       9,886
      1,585        WCM BETEILIGUNGS & GRUNDBESITZ
                     AG.                                  29,410
     12,099        WESTFIELD TRUST (UNITS)                18,425
        435     *  WESTFIELD TRUST (UNITS) (NEW)             638

--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
     12,958        WESTPAC BANKING CORP              $    80,036
     17,000        WHARF HOLDINGS LTD                     44,576
      2,000        WING TAI HOLDINGS LTD                     963
     16,000        YASUDA FIRE & MARINE INSURANCE
                     CO                                   85,033
        600        ZURICH FINANCIAL SERVICES AG.         198,150
                                                     -----------
                   TOTAL FINANCIAL SERVICES           20,261,655
                                                     -----------
HEALTH CARE -- 7.45%
     13,011        ASTRAZENECA PLC (UNITED KINGDOM)      621,524
      5,815        AVENTIS S.A.                          451,862
      1,892     *  CELLTECH GROUP PLC                     32,547
      1,316        CHUGAI PHARMACEUTICAL CO LTD           19,973
      1,444        COCHLEAR LTD                           24,974
      5,918        CSL LTD                               103,447
      1,485        DAIICHI PHARMACEUTICAL CO LTD          34,246
      1,356        EISAI CO LTD                           33,760
      2,395     *  ELAN CORP PLC                         129,152
      1,384        F.H. FAULDING & CO LTD                  6,791
        722        FRESENIUS MEDICAL CARE AG.             48,566
      6,000        FUJISAWA PHARMACEUTICAL CO LTD        127,359
      1,164        GAMBRO AB (CLASS A)                     7,388
        339        GAMBRO AB (CLASS B)                     2,151
        513        GEHE AG.                               18,412
     53,756     *  GLAXOSMITHKLINE PLC                 1,406,983
         65        INSTRUMENTARIUM OYJ SERIES B
                     FREE                                  1,724
      3,669        KYOWA HAKKO KOGYO CO LTD               23,481
      1,164        MERCK & CO KGAA                        44,762
        530        NOVARTIS AG. (REGD)                   831,866
        544        NOVO NORDISK AS (CLASS B)             110,742
      5,140        NYCOMED AMERSHAM PLC                   35,880
        281        ORION-YHTYMA OYJ (CLASS B)              5,589
        665     *  QIAGEN NV                              14,403
         67        ROCHE HOLDINGS AG.
                     (GENUSSCHEINE)                      485,236
     11,514        SANKYO CO LTD                         225,566
      5,225        SANOFI-SYNTHELABO S.A.                291,924
      1,573        SCHERING AG.                           76,551
      1,040        SERONO S.A. (CLASS B)                 843,587
      6,461        SHIONOGI & CO LTD                      99,507
      6,560        SMITH & NEPHEW PLC                     28,631
      1,072        SSL INTERNATIONAL PLC                   7,315
      2,377        TAISHO PHARMACEUTICAL CO LTD           50,739
     14,081        TAKEDA CHEMICAL INDUSTRIES LTD        679,808
      1,400        TERUMO CORP                            22,343
      1,056        UCB S.A.                               34,298
        510        WILLIAM DEMANT HOLDING AS              16,750
      2,000        YAMANOUCHI PHARMACEUTICAL CO LTD       68,946
      1,255        ZELTIA S.A.                            13,313
                                                     -----------
                   TOTAL HEALTH CARE                   7,082,096
                                                     -----------
OTHER -- 4.92%
        857        ADECCO S.A. (REGD)                    450,853
         64        AMER GROUP LTD PLC SERIES A             1,425
      2,272        ASSA ABLOY AB SERIES B                 30,824
      1,600        AUCKLAND INTERNATIONAL AIRPORT
                     LTD                                   2,297
      7,022        BAA PLC                                62,145

16  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND


--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
OTHER -- (CONTINUED)
        700        BENESSE CORP                      $    25,415
      5,900     *  BRIERLEY INVESTMENTS LTD                1,622
      3,780        CAPITA GROUP PLC                       25,687
      2,781        CHUBB PLC                               5,634
        581        CORPORACION FINANCIERE ALBA S.A.       12,275
      1,000        DAIWA KOSHO LEASE CO LTD                2,649
        375        DCC PLC                                 3,497
      3,179        ELECTROCOMPONENTS PLC                  24,767
        100        FLUGHAFEN WIEN AG.                      3,350
     13,600        FUGRO NV                              847,609
        200        FUJI SOFT ABC, INC                     10,549
        147     *  GROUP 4 FALCK A/S                      15,484
        165        GROUPE BRUXELLES LAMBERT S.A.          44,474
        529        HAGEMEYER NV                           11,209
      1,000        HAW PAR CORP LTD                        2,027
     11,943        HAYS PLC                               48,094
     40,533        HUTCHINSON WHAMPOA LTD                423,573
        264     *  ISS - INTERNATIONAL SERVICE
                     SYSTEM A/S                           14,372
     12,946        ITOCHU CORP                            45,971
      6,000        KEPPEL CORP LTD                        10,302
      2,781        KIDDE PLC                               2,540
     12,000     *  MARUBENI CORP                          21,449
        300        MEITEC CORP                            10,653
    176,000     *  MICHAEL PAGE INTERNATIONAL            445,390
     10,682        MITSUBISHI CORP                        71,006
     10,368        MITSUI & CO LTD                        55,267
        523        OCE NV                                  6,842
        458        OM GRUPPEN AB                           8,210
        200        OYO CORP                                1,994
      3,580        PACIFIC DUNLOP LTD                      2,202
      1,411        PREUSSAG AG.                           45,666
        182        PROSEGUR COMPANIA DE SEGURIDAD
                     S.A. (REGD)                           2,011
     13,575        RENTOKIL INITIAL PLC                   36,283
      1,318        SECOM CO LTD                           74,674
      2,575        SECURITAS AB SERIES B FREE             43,169
      2,614        SOFTBANK CORP                          98,039
     23,662        SOUTHCORP LTD                          74,173
      9,000        SUMITOMO CORP                          56,808
         36        SURVEILLANCE S.A. SOCIETE DE            9,782
     11,300        SWIRE PACIFIC LTD (CLASS A)            69,982
        131        TIS, INC                                4,495
     21,906        TNT POST GROUP NV                     458,964
      1,000     *  TOKYO DOME CORP                         3,128
        100        TRANS COSMOS, INC                       4,660
      5,000        UNITED INDUSTRIAL CORP                  2,021
     79,507        VEDIOR NV                             920,755
      2,147        WESFARMERS LTD                         20,913
                                                     -----------
                   TOTAL OTHER                         4,677,180
                                                     -----------
PRODUCER DURABLES -- 5.27%
        159        ABB LTD                                11,540
      2,074        ABB LTD (SWITZERLAND)                 151,407
        713        ADVANTEST CORP                         70,893
      2,331        AMADA CO LTD                           12,834

--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
      1,000        AMANO CORP                        $     7,501
      1,542        ATLAS COPCO AB SERIES B FREE           24,955
         68        BARCO (NEW) NV                          3,847
        136     *  BARCONET NV                               655
         78        BEWCKISER WASSER TECHNIK AG.            2,896
      7,721     *  CHARTERED SEMICONDUCTOR
                     MANUFACTURING LTD (SINGAPORE)        18,645
      1,000        DAIFUKU CO LTD                          5,306
      2,000        DAIKIN INDUSTRIES LTD                  32,079
      2,000        EBARA CORP                             17,364
        162        FAG KUGELFISCHER (GEORG)
                     SCHAEFER AG.                          1,074
      1,906        FANUC LTD                             107,532
         33        FISCHER (GEORG) LTD (REGD)              8,240
      3,594        FKI PLC                                 9,772
        390        FLS INDUSTRIES AS (CLASS B)             4,661
        300        FUJI MACHINE MANUFACTURING CO
                     LTD                                   7,612
     15,106        FUJITSU LTD                           201,309
     49,967        HITACHI LTD                           427,839
      3,000     *  HITACHI ZOSEN CORP                      2,178
      2,113        IMI PLC                                 7,810
     23,845        INVENSYS PLC                           45,426
      8,000        ISHIKAWAJIMA-HARIMA HEAVY
                     INDUSTRIES CO LTD                    16,789
     12,000     *  KAWASAKI HEAVY INDUSTRIES LTD          15,417
      6,404        KOMATSU LTD                            29,435
         92        KOMORI CORP                             1,361
         92        KONE OYJ SERIES B                       5,815
     27,223        KONINKLIJKE PHILIPS ELECTRONICS
                     NV                                  748,452
      1,000        KOYO SEIKO CO LTD                       4,803
      9,000        KUBOTA CORP                            28,943
         18     *  KUDELSKI S.A. (BR)                     13,547
      1,000        KURITA WATER INDUSTRIES LTD            11,834
        591     *  KVAERNER INDUSTRIER AS SERIES A         4,152
         15     *  LOGITECH INTERNATIONAL (REGD)           3,458
        304        MAKINO MILLING MACHINE CO LTD           1,571
        204        MAKITA CORP                             1,255
        750        METSO OYJ                               6,696
     16,789        MITSUBISHI ELECTRIC CORP               95,121
     67,000     *  MITSUBISHI HEAVY INDUSTRIES LTD       246,475
      8,000     *  MITSUI ENGINEERING &
                     SHIPBUILDING CO LTD                   7,341
      1,000        MORI SEIKI CO LTD                      10,054
     16,733        NEC CORP                              266,788
         44        NKT HOLDINGS AS                         6,639
      4,592        NSK LTD                                20,740
      2,704        NTN CORP                                7,163
      1,030        PACE MICRO TECHNOLOGY PLC               5,857
      1,664        SANDVIK AB                             30,476
          8        SCHINDLER HOLDINGS AG. (REGD)          11,981
     15,503        SCHNEIDER ELECTRIC S.A.               904,539
      9,000        SEMBCORP INDUSTRIES LTD                 8,125
         44     *  SGL CARBON AG.                          1,408
         70        SIDEL S.A.                              2,551
      4,362        SIEMENS AG. (REGD)                    445,770
     89,127        SINGAPORE TECHNOLOGIES
                     ENGINEERING LTD                     130,325

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  17

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND


--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
PRODUCER DURABLES -- (CONTINUED)
      1,800        SMC CORP                          $   211,148
      1,262        SMITH (HOWARD) LTD                      5,151
         17        SULZER WINTERTHUR AG. (REGD)           11,001
      2,820     *  SUMITOMO HEAVY INDUSTRIES LTD           3,735
        627        SVENSKA KULLAGERFABRIKEN AB
                     SERIES B                              8,810
      2,001        TOKYO ELECTRON CO LTD                 132,213
      1,267        TOMRA SYSTEMS AS                       19,751
     25,488        TOSHIBA CORP                          148,882
      1,000        TSUBAKIMOTO CHAIN CO                    2,433
         96        VA TECHNOLOGIE AG. (BR)                 3,602
        720        VESTAS WIND SYSTEMS A/S                30,677
        248        WARTSILA OYJ SERIES B                   4,731
     16,000        YOKOGAWA ELECTRIC CORP                140,446
        459        ZARDOYA OTIS S.A.                       4,313
                                                     -----------
                   TOTAL PRODUCER DURABLES             5,005,149
                                                     -----------
TECHNOLOGY -- 8.44%
     19,849        ALCATEL SERIES A                      600,989
        556        ALPS ELECTRIC CO LTD                    5,448
     85,101     *  ARM HOLDINGS PLC                      398,050
         81        ASCOM HOLDING AG.                       5,080
     63,041     *  ASM LITHOGRAPHY HOLDING NV          1,404,402
      2,000        ASM PACIFIC TECHNOLOGY LTD              3,359
     11,922        CANON, INC                            432,870
        901        CAP GEMINI S.A.                       103,546
      2,241        CITIZEN WATCH CO LTD                   16,488
      4,194     *  CMG PLC                                35,745
      3,253        COMPUTERSHARE LTD                      11,070
        350        CREATIVE TECHNOLOGY LTD                 3,373
      4,282        CSK CORP                               99,776
      5,321        DAI NIPPON PRINTING CO LTD             63,691
      1,000        DAINIPPON SCREEN MANUFACTURING
                     CO LTD                                4,245
        885        DASSAULT SYSTEMES S.A.                 38,336
        441        EPCOS AG.                              25,438
      2,964        ERG LTD                                 1,982
     57,273        ERICSSON (LM) TELEFON AB SERIES
                     B                                   313,585
      1,237     *  FLEXTRONICS INTERNATIONAL LTD          18,555
      8,000        FUJIKURA LTD                           52,348
     12,000        FURUKAWA ELECTRIC CO LTD              124,486
      1,516        FUTURIS CORP LTD                        1,524
      1,841        GETRONICS NV                            7,860
        300        HIROSE ELECTRIC CO LTD                 27,530
        872        HOYA CORP                              56,781
     19,200        INFINEON TECHNOLOGIES AG.             721,369
        130     *  IONA TECHNOLOGIES PLC                   4,884
    110,381        JOHNSON ELECTRIC HOLDINGS LTD         175,500
      1,000        KOKUYO CO LTD                          11,969
      1,000        KONICA CORP                             6,144
      1,470        KYOCERA CORP                          133,609
      3,173        LOGICA PLC                             44,659
        371        LONDON BRIDGE SOFTWARE HOLDINGS
                     PLC                                   1,160
     20,239        MARCONI PLC                            97,830
        740     *  MERKANTILDATA ASA                       2,071

--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
      2,000        MINEBEA CO LTD                    $    14,220
      4,327        MISYS PLC                              31,004
      2,000        MORITEX CORP                           61,126
      3,298        MURATA MANUFACTURING CO LTD           273,967
        177     *  NAVISIONDAMGAARD A/S                    4,126
        711        NERA ASA                                2,497
      1,000        NGK SPARK PLUG CO LTD                  11,929
        326        NIDEC CORP                             14,307
      2,470        NIKON CORP                             28,008
      1,000        NIPPON COMSYS CORP                     15,121
      1,100        NITTO DENKO CORP                       28,089
     43,974        NOKIA OYJ                           1,057,772
      2,000        OLYMPUS OPTICAL CO LTD                 28,743
      1,000        OMNI INDUSTRIES LTD                     1,456
      1,000        OMRON CORP                             16,877
         73     *  OPTICOM ASA                             5,185
      2,172        PSION PLC                               3,350
      1,000     *  QPL INTERNATIONAL HOLDINGS LTD            407
        200     *  QPL INTERNATIONAL HOLDINGS LTD
                     WTS 01/28/04                             17
      4,000        RICOH CO LTD                           72,457
      1,536        ROHM CO LTD                           257,399
      9,390        SAGE GROUP PLC                         32,973
        274        SAGEM S.A. (NEW)                       21,315
      2,530        SAP AG.                               289,639
      4,172        SEMA PLC                               32,978
     52,540        SPIRENT PLC                           265,171
      6,580        STMICROELECTRONICS NV                 229,768
        220     *  STONESOFT OYJ                             894
      5,778        SUMITOMO ELECTRIC INDUSTRIES CO        66,625
        166        TAIYO YUDEN CO LTD                      4,172
        598        TIETOENATOR OYJ                        14,537
      5,000        TOPPAN PRINTING CO LTD                 37,585
         49     *  UNAXIS HOLDING AG.                      7,949
      2,000        VARITRONIX INTERNATIONAL LTD            1,448
      1,801        VENTURE MANUFACTURING LTD
                     (SINGAPORE)                          12,668
      1,764        WM-DATA AB SERIES B                     6,324
      1,542        YAMAHA CORP                            16,218
                                                     -----------
                   TOTAL TECHNOLOGY                    8,024,073
                                                     -----------
TRANSPORTATION -- 1.47%
      8,379     *  ALITALIA S.P.A.                        11,925
        370        BERGESEN D.Y. AS (CLASS B)              5,808
      1,664        BRAMBLES INDUSTRIES LTD                35,635
      6,179        BRITISH AIRWAYS PLC                    27,671
     25,000        CATHAY PACIFIC AIRWAYS LTD             36,382
         17        CENTRAL JAPAN RAILWAY CO              104,728
         78        CMB CIE MARITIME BELGE S.A.             5,275
          8        DAMPSKIBSSELSKABET AF 1912
                     (CLASS B)                            67,698
          6        DAMPSKIBSSELSKABET SVENDBORG
                     (CLASS B)                            68,172
      2,796        DEUTSCHE LUFTHANSA AG. (REGD)          51,906
         31        EAST JAPAN RAILWAY CO                 166,484
      2,321        EXEL PLC                               27,718
        474     *  FRONTLINE LTD                           8,299

18  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND


--------------------------------------------------------------------------------
  SHARES                                                VALUE
--------------------------------------------------------------------------------
TRANSPORTATION -- (CONTINUED)
     14,000        JAPAN AIRLINES CO LTD             $    52,954
      2,000        KAMIGUMI CO LTD                         7,580
      2,000        KAWASAKI KISEN KAISHA LTD               2,952
      4,000        KEIHIN ELECTRIC EXPRESS RAILWAY
                     CO LTD                               16,055
     11,614        KINKI NIPPON RAILWAY CO LTD            42,724
        312     *  KLM (ROYAL DUTCH AIRLINES) NV           5,792
      1,151        MAYNE NICKLESS LTD                      3,613
      4,000     *  NEPTUNE ORIENT LINES LTD                2,858
      7,179        NIPPON EXPRESS CO LTD                  30,305
     10,000        NIPPON YUSEN KABUSHIKI KAISHA          39,101
      6,197        PENINSULAR & ORIENTAL STEAM
                     NAVIGATION CO                        23,259
      4,110        RAILTRACK GROUP PLC                    40,142
      2,517     *  RYANAIR HOLDINGS PLC                   22,785
         45        SAIRGROUP (REGD)                        4,627
        253        SAS NORGE ASA SERIES B                  2,444
      1,000        SEINO TRANSPORTATION CO LTD             3,774
      7,000     *  SINGAPORE AIRLINES LTD                 52,341
     11,255        SINGAPORE AIRLINES LTD (LR)            84,781
      6,271        STAGECOACH HOLDINGS PLC                 5,081
      5,000        TOBU RAILWAY CO LTD                    14,922
     57,000        TOKYU CORP                            248,350
      3,405        YAMATO TRANSPORT CO LTD                68,472
                                                     -----------
                   TOTAL TRANSPORTATION                1,392,613
                                                     -----------
UTILITIES -- 9.95%
      1,039        AGUAS DE BARCELONA S.A.                14,466
         10     *  AGUAS DE BARCELONA S.A. (NEW)             132
      8,726        AUSTRALIA GAS LIGHT CO                 45,333
      1,075        AUTOPISTAS CONCESIONARIA
                     ESPANOLA S.A.                        10,643
      8,738        AUTOSTRADE S.P.A.                      53,763
      1,795        AWG PLC                                14,737
    793,390     *  AWG PLC (REDMBLE SHS)                   1,003
      2,449        BOUYGUES S.A.                          82,269
      2,521        BRISA-AUTO ESTRADAS DE PORTUGAL
                     S.A.                                 23,556
     49,366        BRITISH TELECOMMUNICATIONS PLC        357,936
     15,300        CLP HOLDINGS LTD                       81,022
      3,500        CONTACT ENERGY LTD                      4,091
     22,742        DEUTSCHE TELEKOM AG. (REGD)           537,799
      5,376        E.ON AG.                              255,449
     15,083        EIRCOM PLC                             32,001
        394        ELECTRABEL S.A.                        85,335
     22,888        ELECTRICIDADE DE PORTUGAL S.A.         60,701
      7,407        ENDESA S.A.                           122,579
     52,563        ENEL S.P.A.                           171,929
      8,399        FRANCE TELECOM S.A.                   492,647
      1,990        HAFSLUND AS SERIES A                   10,268
      6,640        IBERDROLA S.A.                         94,389
     10,094     *  INTERNATIONAL POWER PLC                38,029
      7,200        KANSAI ELECTRIC POWER CO              104,913

--------------------------------------------------------------------------------
SHARES/PRINCIPAL                                        VALUE
--------------------------------------------------------------------------------
     10,214        KPN NV                            $    99,866
      9,989        NATIONAL GRID GROUP PLC                77,255
        977     *  TELE2 AB SERIES B                      30,297
        159        NIPPON TELEGRAPH & TELEPHONE
                     CORP                              1,013,357
          4        NTT DOCOMO, INC                        69,584
        228        OESTERREICHISCHE
                     ELEKTRIZITAETSWIRSCHAFTS AG.         25,073
    107,839     *  PACIFIC CENTURY CYBERWORKS LTD         42,519
      8,951        PORTUGAL TELECOM SGPS S.A.
                     (REGD)                               76,755
      4,159        RHEIN-WESTFALEN ELECTRIC AG.
                     (STAMM)                             149,641
     12,485        SCOTTISH POWER PLC                     83,069
     46,000        SINGAPORE TELECOMMUNICATIONS LTD       48,409
      5,400        SONERA GROUP OYJ                       39,144
        100     *  SUEZ LYONNAISE (STRIP VVPR)
        100        SUEZ LYONNAISE DES EAUX                14,948
      1,365        LYONNAISE DES EAUX S.A.               201,519
        490        SWISSCOM AG. (REGD)                   110,720
     63,414        TELECOM ITALIA MOBILE S.P.A.          428,298
      1,563        TELE DANMARK AS                        54,849
     12,106        TELECOM CORP OF NEW ZEALAND LTD        28,255
     42,356        TELECOM ITALIA S.P.A.                 426,862
      1,025     *  TELEFONICA DE ESPANA S.A. (NEW)        16,491
     52,039     *  TELEFONICA DE ESPANA S.A.             837,275
      1,141     *  TELEKOM AUSTRIA AG.                     5,920
      3,607        TELENOR A.S.                           14,730
     10,846        TELIA AB                               60,435
     75,129        TELSTRA CORP LTD                      235,507
        886     *  TISCALI S.P.A.                         12,015
      3,961        TOHOKU ELECTRIC POWER CO               51,742
     10,854        TOKYO ELECTRIC POWER CO               241,652
      2,400        UNION ELECTRICA FENOSA S.A.            44,003
      4,174        UNITED UTILITIES PLC                   36,317
    477,190        VODAFONE GROUP PLC                  1,309,353
     32,309        VODAFONE GROUP PLC (SPON ADR)         877,189
                                                     -----------
                   TOTAL UTILITIES                     9,458,039
                                                     -----------
TOTAL COMMON STOCK
(Cost $106,662,938)                                   91,750,773
                                                     -----------
SHORT TERM INVESTMENT -- 1.68%
U.S. GOVERNMENT AND AGENCY -- 1.68%
                   FEDERAL HOME LOAN BANK (FHLB)
$ 1,600,000        5.130%, 04/02/01                    1,599,772
                                                     -----------
TOTAL SHORT TERM INVESTMENT
(Cost $1,599,772)                                      1,599,772
                                                     -----------
TOTAL PORTFOLIO -- 98.45%
(Cost $108,521,021)                                   93,571,981
OTHER ASSETS & LIABILITIES -- 1.55%                    1,474,840
                                                     -----------
NET ASSETS -- 100.00%                                $95,046,821
                                                     ===========

---------------
* Non-income producing

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  19

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND
                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 March 31, 2001

--------------------------------------------------------------------------------
                 PRINCIPAL/SHARES                      VALUE
--------------------------------------------------------------------------------
BONDS -- 0.06%
CORPORATE BONDS -- 0.06%
TECHNOLOGY -- 0.06%
                 MAYAN NETWORKS
$ 80,000         5.250%, 11/01/05                   $     80,000
                                                    ------------
                 TOTAL TECHNOLOGY                         80,000
                                                    ------------
TOTAL CORPORATE BONDS
(Cost $80,000)                                            80,000
                                                    ------------
TOTAL BONDS
(Cost $80,000)                                            80,000
                                                    ------------
COMMON STOCK -- 98.25%
AEROSPACE & DEFENSE -- 0.71%
     100      *  ALLIANT TECHSYSTEMS, INC                  8,855
     100      *  ARMOR HOLDINGS, INC                       1,760
     600         BOEING CO                                33,426
   1,300      *  ECHOSTAR COMMUNICATIONS CORP
                   (CLASS A)                              35,993
  42,265      *  GENERAL MOTORS CORP (CLASS H)           824,167
   1,700      *  MOTIENT CORP                              2,231
     300      *  ORBITAL SCIENCES CORP                     1,800
     200      *  PANAMSAT CORP                             7,837
     200      *  PEGASUS COMMUNICATIONS CORP               4,600
     400      *  REMEC, INC                                4,000
     400      *  TELEDYNE TECHNOLOGIES, INC                5,600
                                                    ------------
                 TOTAL AEROSPACE & DEFENSE               930,269
                                                    ------------
BASIC INDUSTRIES -- 0.23%
     200         AMCOL INTERNATIONAL CORP                    800
     100         APTARGROUP, INC                           3,047
     100      *  BUCKEYE TECHNOLOGIES, INC                 1,150
     100      *  CABOT MICROELECTRONICS CORP               4,425
     200         CAMBREX CORP                              8,310
     200      *  COLLINS & AIKMAN CORP                       876
     300         CONSOL ENERGY, INC                       10,350
     900         CROMPTON CORP                            10,080
     700      *  DAL-TILE INTERNATIONAL, INC              10,535
     300      *  DIONEX CORP                               9,431
     300      *  EARTHSHELL CORP                             750
     200         ECOLAB, INC                               8,484
     200         ELCOR CORP                                2,796
     200      *  ENCOMPASS SERVICES CORP                     980
     200      *  ENERGY CONVERSION DEVICES, INC            4,900
     100         FERRO CORP                                2,033
   1,700      *  FREEPORT-MCMORAN COPPER & GOLD,
                   INC (CLASS B)                          22,185
     900      *  GAYLORD CONTAINER CORP (CLASS A)          1,044
     100         GENTEK, INC                               1,300
     300         GEORGIA GULF CORP                         5,223
     400         GEORGIA-PACIFIC CORP (THE TIMBER
                   CO)                                    11,480
     700      *  GRACE W.R. & CO                           1,610
     400         HOMESTAKE MINING CO                       2,104
     200      *  INSITUFORM TECHNOLOGIES, INC
                   (CLASS A)                               6,525
     100      *  INTEGRATED ELECTRICAL SERVICES,
                   INC                                       570
     200      *  IVEX PACKAGING CORP                       2,750

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
     300      *  LONE STAR TECHNOLOGIES, INC        $     12,825
     200         MACDERMID, INC                            3,616
     200      *  MATTSON TECHNOLOGY, INC                   3,025
     100         METALS U.S.A., INC                          270
     700         METRIS COS, INC                          14,546
     100      *  MOBILE MINI, INC                          2,756
     536         NEWMONT MINING CORP                       8,640
     100      *  NVR, INC                                 16,300
     300      *  OAKLEY, INC                               5,331
     300      *  PACKAGING CORP OF AMERICA                 3,960
     100         PENN VIRGINIA CORP                        3,729
     400      *  SCICLONE PHARMACEUTICALS, INC             1,675
   1,100      *  SEALED AIR CORP                          36,663
     400      *  SHAW GROUP, INC                          18,684
     100      *  SIMPSON MANUFACTURING CO, INC             4,930
   1,000         SOLUTIA, INC                             12,200
     100         SPARTECH CORP                             1,615
     200      *  STEEL DYNAMICS, INC                       2,225
     500      *  STILLWATER MINING CO                     13,525
     100         TREDEGAR CORP                             1,760
     100      *  TREX CO, INC                              3,101
     100         WATSCO, INC                               1,158
     100         WD-40 CO                                  2,000
                                                    ------------
                 TOTAL BASIC INDUSTRIES                  308,272
                                                    ------------
CONSUMER CYCLICAL -- 11.64%
     300      *  99 CENTS ONLY STORES                      6,933
   1,200      *  ABERCROMBIE & FITCH CO (CLASS A)         39,240
     100      *  ACKERLEY GROUP, INC                       1,205
     400      *  ACTV, INC                                 1,637
     100         ADVANCED MARKETING SERVICES, INC          2,340
     100      *  ALEXANDER'S, INC                          6,105
     100      *  AMERICAN CLASSIC VOYAGES CO               1,250
   1,050      *  AMERICAN EAGLE OUTFITTERS, INC           30,187
   1,000      *  AMERICREDIT CORP                         32,430
     100      *  ANNTAYLOR STORES CORP                     2,655
 107,000      *  AOL TIME WARNER, INC                  4,296,050
   2,150      *  APOLLO GROUP, INC (CLASS A)              70,546
     200         APPLEBEE'S INTERNATIONAL, INC             7,137
     200      *  ARGOSY GAMING CO                          5,220
     175         ARVINMERITOR, INC                         2,402
  31,220      *  A T & T CORP - LIBERTY MEDIA
                   GROUP (CLASS A)                       437,080
     200      *  AZTAR CORP                                2,122
     300      *  BALLY TOTAL FITNESS HOLDINGS CORP         8,835
     300      *  BE FREE, INC                                487
     100      *  BEASLEY BROADCAST GROUP, INC
                   (CLASS A)                               1,500
   3,100      *  BED BATH & BEYOND, INC                   76,143
     200         BLOCKBUSTER, INC (CLASS A)                2,998
     900      *  BOYDS COLLECTION LTD                      8,550
     100      *  BUCA, INC                                 1,862
     600      *  CABLEVISION SYSTEMS CORP (CLASS
                   A)                                     42,216
     300      *  CABLEVISION SYSTEMS
                   CORP - RAINBOW MEDIA GROUP              7,245
     800         CALLAWAY GOLF CO                         17,768
     600      *  CATALINA MARKETING CORP                  19,542
     750      *  CEC ENTERTAINMENT, INC                   33,262

20  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
     100      *  CHAMPIONSHIP AUTO RACING TEAMS,
                   INC                              $      1,620
     200      *  CHICO'S FAS, INC                          6,562
     200      *  CHILDREN'S PLACE RETAIL STORES,
                   INC                                     4,800
     700      *  CHOICE HOTELS INTERNATIONAL, INC          9,590
     400      *  CITADEL COMMUNICATIONS CORP               9,950
     300         CLAIRE'S STORES, INC                      5,310
  16,868      *  CLEAR CHANNEL COMMUNICATIONS, INC       918,462
     100      *  COLUMBIA SPORTSWEAR CO                    4,548
     700      *  CONSOLIDATED STORES CORP                  7,035
     400      *  COPART, INC                               8,196
     946      *  COX COMMUNICATIONS, INC (CLASS A)        42,087
     300      *  COX RADIO, INC (CLASS A)                  6,303
     100         CPI CORP                                  1,975
     100         DANAHER CORP                              5,456
     200      *  DIGITAL IMPACT, INC                         268
     775      *  DIRECT FOCUS, INC                        19,375
   4,599         DISNEY (WALT) CO                        131,531
   2,275         DOLLAR GENERAL CORP                      46,501
   1,400      *  DOLLAR TREE STORES, INC                  26,971
     200         DONALDSON CO, INC                         5,338
     100         DOVER DOWNS ENTERTAINMENT, INC            1,250
     200         DOW JONES & CO, INC                      10,470
     100      *  EMMIS COMMUNICATIONS CORP (CLASS
                   A)                                      2,531
     200         EXIDE CORP                                1,640
     300      *  EXTENDED STAY AMERICA, INC                4,500
     200         FACTSET RESEARCH SYSTEMS, INC             6,040
     200      *  FAIRFIELD COMMUNITIES, INC                3,194
   1,400         FAMILY DOLLAR STORES, INC                35,980
     100         FOREST CITY ENTERPRISES, INC
                   (CLASS A)                               4,535
     100      *  FOSSIL, INC                               1,737
     500      *  FOX ENTERTAINMENT GROUP, INC
                   (CLASS A)                               9,800
   7,400         GAP, INC                                175,528
   5,900      *  GEMSTAR-TV GUIDE INTERNATIONAL,
                   INC                                   169,625
     300      *  GENESCO, INC                              8,220
     900      *  GENTEX CORP                              20,812
     400         GRACO, INC                               11,200
     100      *  GROUP 1 AUTOMOTIVE, INC                   1,255
     100      *  GUESS?, INC                                 619
     300      *  GUITAR CENTER, INC                        5,287
   2,200      *  HANOVER DIRECT, INC                         726
     100         HARMAN INTERNATIONAL INDUSTRIES,
                   INC                                     2,559
     100      *  HAYES LEMMERZ INTERNATIONAL, INC            558
     100      *  HEARST-ARGYLE TELEVISION, INC             2,060
   1,000      *  HISPANIC BROADCASTING CORP               19,100
     500      *  HOLLYWOOD ENTERTAINMENT CORP              1,093
     100      *  HOLLYWOOD MEDIA CORP                        444
     200      *  HOT TOPIC, INC                            5,600
     200         HOUGHTON MIFFLIN CO                       9,202
     100      *  INFORMATION HOLDINGS, INC                 2,140
     300      *  INSIGHT COMMUNICATIONS CO, INC            7,950
     900      *  INTERNATIONAL GAME TECHNOLOGY CO         45,315

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
     100         INTERNATIONAL SPEEDWAY CORP
                   (CLASS A)                        $      3,706
  16,777         INTERPUBLIC GROUP OF COS, INC           576,289
     300      *  INTERTAN, INC                             3,795
   1,000         INTIMATE BRANDS, INC                     14,700
     200      *  INTRANET SOLUTIONS, INC                   4,787
     300      *  ISLE OF CAPRI CASINOS, INC                3,168
     400      *  JACK IN THE BOX, INC                     11,980
     100      *  JAKKS PACIFIC, INC                        1,062
     300      *  JONES APPAREL GROUP, INC                 11,340
     100      *  KENNETH COLE PRODUCTIONS, INC
                   (CLASS A)                               2,495
     100      *  KEY3MEDIA GROUP, INC                      1,190
     100      *  KIRBY CORP                                2,000
   4,000      *  KOHL'S CORP                             246,760
     300      *  LAMAR ADVERTISING CO (CLASS A)           11,025
     100      *  LANDS' END, INC                           2,745
     400         LEE ENTERPRISES, INC                     12,180
     100         LIBBEY, INC                               2,986
     200      *  LIBERTY DIGITAL, INC (CLASS A)            1,250
     100      *  LIFEMINDERS, INC                             87
     700         LIMITED, INC                             11,004
     500      *  LINENS 'N THINGS, INC                    13,750
     100      *  LODGENET ENTERTAINMENT CORP               1,462
     100      *  MADDEN (STEVEN) LTD                       1,468
     100      *  MARKETWATCH.COM, INC                        312
     100         MARRIOTT INTERNATIONAL, INC
                   (CLASS A)                               4,118
     100      *  MARTHA STEWART LIVING OMNIMEDIA,
                   INC (CLASS A)                           1,800
     100      *  MEDIACOM COMMUNICATIONS CORP              1,956
     200      *  MEN'S WEARHOUSE, INC                      4,316
     200         MEREDITH CORP                             6,982
     100      *  MGM MIRAGE                                2,510
     300      *  MICHAELS STORES, INC                      8,981
     200      *  MICROS SYSTEMS, INC                       4,050
     200         MIDAS, INC                                2,620
     100      *  MIDWAY GAMES, INC                           730
     200      *  MSC INDUSTRIAL DIRECT CO (CLASS
                   A)                                      3,202
     300      *  MYPOINTS.COM, INC                           187
     300      *  NETCENTIVES, INC                            300
  11,122         NIKE, INC (CLASS B)                     450,997
  13,523         OMNICOM GROUP, INC                    1,120,786
     100      *  ON COMMAND CORP                             625
   1,000      *  ON2.COM, INC                                610
     200      *  O'REILLY AUTOMOTIVE, INC                  3,987
     100         OSHKOSH B'GOSH, INC (CLASS A)             2,550
     100         OSHKOSH TRUCK CORP                        3,550
     100      *  OUTBACK STEAKHOUSE, INC                   2,546
     100      *  P.F. CHANG'S CHINA BISTRO, INC            3,500
     400      *  PACIFIC SUNWEAR CALIFORNIA, INC          11,000
     200      *  PAPA JOHN'S INTERNATIONAL, INC            4,762
     100      *  PARKERVISION, INC                         2,700
     100      *  PENN NATIONAL GAMING, INC                 1,250
     200         PENTON MEDIA, INC                         2,910
     100      *  PERFORMANCE FOOD GROUP CO                 5,250
     200         PIER 1 IMPORTS, INC                       2,600

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  21

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
     100      *  PINNACLE ENTERTAINMENT, INC        $      1,050
     600      *  PINNACLE SYSTEMS, INC                     5,062
     200      *  PIXAR, INC                                6,150
     300         POLARIS INDUSTRIES, INC                  13,560
     300      *  PRESSTEK, INC                             3,262
   1,668      *  PRIMEDIA, INC                            10,508
     100      *  PRIVATE MEDIA GROUP, INC                    715
     100      *  QUIKSILVER, INC                           2,655
   1,200         READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VOTE)                   32,976
     100      *  REGENT COMMUNICATIONS, INC                  696
     100         REGIS CORP                                1,462
     200      *  RENT-A-CENTER, INC                        9,187
     600         RUBY TUESDAY, INC                        11,766
     100      *  SAGA COMMUNICATIONS, INC (CLASS
                   A)                                      1,650
     300      *  SALTON, INC                               4,560
     200      *  SCHOLASTIC CORP                           7,212
     200      *  SCOTTS CO (CLASS A)                       7,610
     200      *  SCP POOL CORP                             6,500
     100      *  SINCLAIR BROADCAST GROUP, INC
                   (CLASS A)                                 725
     400      *  SIRIUS SATELLITE RADIO, INC               4,975
     200      *  SONIC AUTOMOTIVE, INC                     1,560
     300      *  SONIC CORP                                7,518
     300      *  SOTHEBY'S HOLDINGS, INC (CLASS A)         5,511
     500      *  SPANISH BROADCASTING SYSTEM, INC
                   (CLASS A)                               3,250
     100      *  SPEEDWAY MOTORSPORTS, INC                 2,600
     100      *  SPORTSLINE.COM, INC                         368
   2,300      *  STARBUCKS CORP                           97,606
     400      *  STATION CASINOS, INC                      5,524
     100      *  STEIN MART, INC                           1,093
     200         STRIDE RITE CORP                          1,500
     400      *  SUNGLASS HUT INTERNATIONAL, INC           4,575
   4,700         SYSCO CORP                              124,597
     100         TALBOTS, INC                              4,248
   2,000         TARGET CORP                              72,160
   1,000      *  TERAFORCE TECHNOLOGY CORP                   531
   1,250      *  THE CHEESECAKE FACTORY, INC              46,015
     650      *  THQ, INC                                 24,700
   1,200         TIFFANY & CO                             32,700
     200      *  TIMBERLAND CO (CLASS A)                  10,160
   1,800         TJX COS, INC                             57,600
     400      *  TOO, INC                                  7,496
     500      *  TOPPS CO, INC                             5,062
     600      *  TRICON GLOBAL RESTAURANTS, INC           22,914
     100         TRUE NORTH COMMUNICATIONS, INC            3,775
     100      *  U.S.A. NETWORKS, INC                      2,393
     100      *  UNITED TELEVISION, INC                   11,375
     200      *  UNIVERSAL ELECTRONICS, INC                3,300
   2,100      *  UNIVISION COMMUNICATIONS, INC
                   (CLASS A)                              80,136
     700      *  VALASSIS COMMUNICATIONS, INC             20,300
     100      *  VANS, INC                                 2,256
  31,555      *  VIACOM, INC (CLASS B)                 1,387,473
  69,800         WAL-MART STORES, INC                  3,524,900

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
     400         WESTPOINT STEVENS, INC             $      3,600
     500         WILEY (JOHN) & SONS, INC (CLASS
                   A)                                      9,450
     500      *  WILLIAMS-SONOMA, INC                     13,125
     400      *  WINK COMMUNICATIONS, INC                  2,000
     100      *  WMS INDUSTRIES, INC                       1,800
     100      *  WORLD WRESTLING FEDERATION
                   ENTERTAINMENT, INC                      1,336
     100      *  WORLDGATE COMMUNICATIONS, INC               431
     100      *  XM SATELLITE RADIO HOLDINGS, INC
                   (CLASS A)                                 693
     100      *  YOUNG BROADCASTING, INC (CLASS A)         3,137
     200      *  ZALE CORP                                 5,800
     300      *  ZOMAX, INC                                1,537
                                                    ------------
                 TOTAL CONSUMER CYCLICAL              15,351,097
                                                    ------------
CONSUMER NON-CYCLICAL -- 6.65%
     100      *  1-800-FLOWERS.COM, INC                      800
     140      *  7-ELEVEN, INC                             1,386
   2,600      *  AMAZON.COM, INC                          26,598
     100      *  AMERICAN ITALIAN PASTA CO (CLASS
                   A)                                      3,200
   1,300         ANHEUSER-BUSCH COS, INC                  59,709
  13,500         AVON PRODUCTS, INC                      539,865
     200      *  BARNES & NOBLE, INC                       4,780
     200      *  BARNESANDNOBLE.COM, INC                     243
   2,300      *  BEST BUY CO, INC                         82,708
     100      *  BJ'S WHOLESALE CLUB, INC                  4,785
     400         BLYTH, INC                                9,220
     100      *  BORDERS GROUP, INC                        1,683
     500      *  BUY.COM, INC                                125
     400      *  CADIZ, INC                                3,975
   1,000         CAMPBELL SOUP CO                         29,870
     200         CASEY'S GENERAL STORES, INC               2,387
     600      *  CDW COMPUTER CENTERS, INC                18,600
     100      *  CHEAP TICKETS, INC                        1,025
     500         CHURCH & DWIGHT CO, INC                  10,865
   2,000         CIRCUIT CITY STORES (CIRCUIT CITY
                   GROUP)                                 21,200
  24,268         COCA COLA CO                          1,095,942
   1,300         COCA COLA ENTERPRISES, INC               23,114
   5,000         COLGATE PALMOLIVE CO                    276,300
     100      *  CONSTELLATION BRANDS, INC (CLASS
                   A)                                      7,175
     200      *  COST PLUS, INC                            4,612
     800      *  COSTCO WHOLESALE CORP                    31,400
   1,700         CVS CORP                                 99,433
     300      *  DEL MONTE FOODS CO                        2,442
     400         DELTA & PINE LAND CO                      9,640
     400         DIAL CORP                                 5,000
     200         DREYER'S GRAND ICE CREAM, INC             5,187
     200      *  DUANE READE, INC                          6,940
     200         ETHAN ALLEN INTERIORS, INC                6,756
   1,100     b*  ETOYS, INC                                   21
     100      *  EXPEDIA, INC (CLASS A)                    1,306
     200      *  FACTORY 2-U STORES, INC                   5,462
     400         FASTENAL CO                              21,800
     200      *  FURNITURE BRANDS INTERNATIONAL,
                   INC                                     4,740
   1,900         GENERAL MILLS, INC                       81,719
  22,300         GILLETTE CO                             695,091
     400      *  HAIN CELESTIAL GROUP, INC                11,600

22  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
  65,100         HOME DEPOT, INC                    $  2,805,810
     400      *  INSIGHT ENTERPRISES, INC                  8,450
   1,000         KELLOGG CO                               27,030
   5,100      *  KROGER CO                               131,529
   1,100         LAUDER (ESTEE) COS (CLASS A)             40,062
   2,500         LOWE'S COS, INC                         146,125
     100      *  MEADE INSTRUMENTS CORP                      412
     900         MILLER (HERMAN), INC                     20,812
     700      *  NBTY, INC                                 5,950
   1,000      *  NETWORK COMMERCE, INC                       125
     400      *  OFFICE DEPOT, INC                         3,500
     100         ONEIDA LTD                                1,595
     200      *  ONVIA.COM, INC                              146
     500         PEPSI BOTTLING GROUP, INC                19,005
   2,100         PEPSICO, INC                             92,295
     600      *  PETSMART, INC                             2,400
     200      *  PLAYTEX PRODUCTS, INC                     1,838
     800      *  PRICELINE.COM, INC                        2,025
     800         QUAKER OATS CO                           78,400
  11,685         RADIOSHACK CORP                         428,722
     200      *  REVLON, INC (CLASS A)                       922
  17,655      *  SAFEWAY, INC                            973,673
   4,000         SARA LEE CORP                            86,320
     200      *  SCIQUEST.COM, INC                           175
     300      *  SKECHERS USA, INC (CLASS A)               7,200
     100         SLI, INC                                    835
   4,100      *  STAPLES, INC                             60,987
     100      *  TICKETMASTER (CLASS B)                      906
     100      *  TRANS WORLD ENTERTAINMENT CORP              881
     100      *  TRIARC COS, INC                           2,460
     200      *  TUESDAY MORNING CORP                      1,950
     400         TUPPERWARE CORP                           9,544
     200      *  TWEETER HOME ENTERTAINMENT GROUP,
                   INC                                     3,887
     100      *  UNITED NATURAL FOODS, INC                 1,406
   2,550         UST, INC                                 76,627
     300     b*  VALUE AMERICA, INC                            4
     400      *  VALUEVISION INTERNATIONAL, INC
                   (CLASS A)                               5,575
  11,900         WALGREEN CO                             485,520
     100      *  WHITEHALL JEWELLERS, INC                    779
     300      *  WHOLE FOODS MARKET, INC                  12,637
     750      *  WILD OATS MARKETS, INC                    6,773
     200      *  YANKEE CANDLE CO, INC                     2,634
                                                    ------------
                 TOTAL CONSUMER NON-CYCLICAL           8,776,630
                                                    ------------
ENERGY -- 1.38%
     800         ANADARKO PETROLEUM CORP                  50,224
     800         APACHE CORP                              46,088
     100      *  ATWOOD OCEANICS, INC                      4,092
   9,300         BAKER HUGHES, INC                       337,683
     300      *  BARRETT RESOURCES CORP                   18,015
     100      *  BELCO OIL & GAS CORP                        880
     200         BERRY PETROLEUM CO (CLASS A)              2,600
     900      *  BJ SERVICES CO                           64,080
     100         CABOT OIL & GAS CORP (CLASS A)            2,700
     300      *  CAL DIVE INTERNATIONAL, INC               7,612

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
     100         CARBO CERAMICS, INC                $      3,375
   1,600      *  CHESAPEAKE ENERGY CORP                   14,160
     200      *  CLAYTON WILLIAMS ENERGY, INC              3,700
     500      *  COOPER CAMERON CORP                      27,000
   1,250         CROSS TIMBERS OIL CO                     30,937
     100      *  DENBURY RESOURCES, INC                      810
     288         DEVON ENERGY CORP (NEW)                  16,761
   3,200         DIAMOND OFFSHORE DRILLING, INC          125,920
     100      *  DRIL-QUIP, INC                            2,400
     100      *  EEX CORP                                    369
     500         ENSCO INTERNATIONAL, INC                 17,500
     700         EOG RESOURCES, INC                       28,861
     100      *  EVERGREEN RESOURCES, INC                  3,781
     100      *  FOREST OIL CORP                           2,990
     300      *  FRONTIER OIL CORP                         2,310
     200      *  GLOBAL INDUSTRIES LTD                     2,912
   1,000      *  GLOBAL MARINE, INC                       25,600
     100      *  GRANT PRIDECO, INC                        1,720
   2,300      *  GREY WOLF, INC                           14,950
     200      *  GULF ISLAND FABRICATION, INC              3,800
   3,100         HALLIBURTON CO                          113,925
     700      *  HANOVER COMPRESSOR CO                    22,190
   3,700         HELMERICH & PAYNE, INC                  171,310
     100      *  HORIZON OFFSHORE, INC                     2,475
     100      *  HOUSTON EXPLORATION CO                    3,000
     200      *  HS RESOURCES, INC                         9,000
   1,800      *  KEY ENERGY SERVICES, INC                 19,260
     300      *  LOUIS DREYFUS NATURAL GAS CORP           11,100
     400      *  MARINE DRILLING COS, INC                 10,660
     500      *  MAVERICK TUBE CORP                       10,300
     100      *  MERIDIAN RESOURCE CORP                      713
     300         MITCHELL ENERGY & DEVELOPMENT
                   CORP (CLASS A)                         15,750
     300         MURPHY OIL CORP                          19,974
   1,300      *  NABORS INDUSTRIES, INC                   67,392
     400      *  NEWFIELD EXPLORATION CO                  13,960
   1,200      *  NOBLE DRILLING CORP                      55,392
     500      *  PATTERSON ENERGY, INC                    15,812
     200      *  PLAINS RESOURCES, INC                     4,200
     500         POGO PRODUCING CO                        14,755
     100      *  PRIDE INTERNATIONAL, INC                  2,376
     950      *  PRIMA ENERGY CORP                        28,796
     400      *  PURE RESOURCES, INC                       7,720
     600      *  ROWAN COS, INC                           16,500
     500      *  SMITH INTERNATIONAL, INC                 35,100
     200      *  SPINNAKER EXPLORATION CO                  8,740
     300         ST. MARY LAND & EXPLORATION CO            6,975
     239      *  STONE ENERGY CORP                        11,775
   2,459      *  SUPERIOR ENERGY SERVICES, INC            26,741
     300      *  SWIFT ENERGY CO                           9,612
     300         TIDEWATER, INC                           13,560
     200      *  UNIT CORP                                 3,310
     400      *  UTI ENERGY CORP                          12,100
   7,700      *  VARCO INTERNATIONAL, INC (NEW)          159,005
     300      *  VERITAS DGC, INC                          9,585
     400         VINTAGE PETROLEUM, INC                    8,140

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  23

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
ENERGY -- (CONTINUED)
     300      *  WEATHERFORD INTERNATIONAL, INC     $     14,805
                                                    ------------
                 TOTAL ENERGY                          1,819,838
                                                    ------------
FINANCIAL SERVICES -- 2.85%
     200      *  AFFILIATED MANAGERS GROUP, INC            9,400
     400         AFLAC, INC                               11,016
   1,700         AMERICAN EXPRESS CO                      70,210
     900      *  AMERITRADE HOLDINGS CORP (CLASS
                   A)                                      4,753
     100      *  AMPAL-AMERICAN ISRAEL CORP (CLASS
                   A)                                        512
     100      *  ANC RENTAL CORP                             300
   1,300      *  AUTONATION, INC                          11,700
     100         BANK OF GRANITE CORP                      2,118
     200      *  BLACKROCK, INC                            7,200
     300         BROWN & BROWN, INC                       10,215
   2,300         CAPITAL ONE FINANCIAL CORP              127,650
     700      *  CATELLUS DEVELOPMENT CORP                11,025
     300      *  CCC INFORMATION SERVICES GROUP,
                   INC                                     2,596
       5      *  CENTENNIAL BANCORP                           40
     200         CHARLES E. SMITH RESIDENTIAL
                   REALTY, INC                             9,098
     100         CHATEAU COMMUNITIES, INC                  3,025
     100         CHITTENDEN CORP                           3,120
     600      *  CHOICEPOINT, INC                         20,280
  19,202         CITIGROUP, INC                          863,705
     100         COMDISCO, INC                               800
      46         COMERICA, INC                             2,829
     200         COMMERCE BANCORP, INC                    12,000
     200      *  COMPUCREDIT CORP                          1,506
     300         COUSINS PROPERTIES, INC                   7,503
     200         CRAWFORD & CO (CLASS B)                   2,690
     500      *  CSFBDIRECT                                2,275
     500      *  CSK AUTO CORP                             3,450
     100         CULLEN FROST BANKERS, INC                 3,425
     110         CVB FINANCIAL CORP                        1,756
   2,205      *  E*TRADE GROUP, INC                       15,390
     800         EATON VANCE CORP                         24,840
     100         FEDERAL REALTY INVESTMENT TRUST           1,956
   1,650         FEDERATED INVESTORS, INC (CLASS
                   B)                                     46,777
   1,750         FIFTH THIRD BANCORP                      93,515
     100         FIRST BANCORP (PUERTO RICO)               2,590
     100         FIRST COMMONWEALTH FINANCIAL CORP         1,145
     210         FIRST FINANCIAL BANCORP                   3,150
       5         1ST SOURCE CORP                              93
   2,400         FANNIE MAE                              191,040
     100         FRONTIER FINANCIAL CORP                   2,393
     300      *  FRONTLINE CAPITAL GROUP, INC              3,056
     300         FULTON FINANCIAL CORP                     6,093
     500         GALLAGHER (ARTHUR J.) & CO               13,850
     900      *  GARTNER, INC (CLASS A)                    6,066
      39      *  GARTNER, INC (CLASS B)                      245
     500         GREATER BAY BANCORP                      12,593
     100         HEALTH CARE PROPERTY INVESTORS,
                   INC                                     3,392
     100         HILB, ROGAL & HAMILTON CO                 3,500
     800         HOOPER HOLMES, INC                        6,872
     300      *  INVESTMENT TECHNOLOGY GROUP, INC         15,360
     400         INVESTORS FINANCIAL SERVICES CORP        23,450

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
     200      *  ITT EDUCATIONAL SERVICES, INC      $      5,420
     100         JOHN NUVEEN CO (CLASS A)                  5,400
     100      *  JONES LANG LASALLE, INC                   1,285
  14,700         JP MORGAN CHASE & CO                    660,030
   1,100      *  KNIGHT TRADING GROUP, INC                16,087
     200      *  LABRANCHE & CO, INC                       6,432
   1,685         LANDAMERICA FINANCIAL GROUP, INC         59,952
     100         MANUFACTURED HOME COMMUNITIES,
                   INC                                     2,700
   6,500         MBNA CORP                               215,150
     100         MEDALLION FINANCIAL CORP                  1,012
   8,108         METLIFE, INC                            243,645
     200         MILLS CORP                                4,178
     105         NATIONAL PENN BANCSHARES, INC             2,526
     100      *  NETBANK, INC                                875
     300      *  NEXTCARD, INC                             3,093
     150         NEW YORK COMMUNITY BANCORP, INC           4,350
     100         ORIENTAL FINANCIAL GROUP, INC             1,335
     200         PACIFIC CAPITAL BANCORP                   5,737
     100         PARK NATIONAL CORP                        8,675
   3,700         PROVIDIAN FINANCIAL CORP                181,485
     100         S & T BANCORP, INC                        2,314
     100         SAUL CENTERS, INC                         1,830
  14,514         SCHWAB (CHARLES) CORP                   223,805
   1,000         SEI INVESTMENTS CO                       31,187
     100         SENIOR HOUSING PROPERTIES TRUST           1,127
     400      *  SILICON VALLEY BANCSHARES                 9,400
     100      *  SOUTHWEST BANCORP OF TEXAS, INC           3,137
     100         STATE STREET CORP                         9,340
     100         STERLING BANCSHARES, INC                  1,750
   1,600         STILWELL FINANCIAL, INC                  42,912
     400         SYNOVUS FINANCIAL CORP                   10,800
     400      *  SYNTROLEUM CORP                           5,775
     400         T ROWE PRICE GROUP, INC                  12,525
     200      *  TD WATERHOUSE GROUP                       2,160
   4,900         TORCHMARK CORP                          190,267
     200         TOWN & COUNTRY TRUST                      3,810
     660         TRUSTCO BANK CORP (NEW YORK)              8,497
     200         UNITED BANKSHARES, INC                    4,425
       6         UNITED NATIONAL BANCORP                     120
     200      *  UNITED RENTALS, INC                       3,266
     500      *  UNITEDGLOBALCOM, INC (CLASS A)            6,562
     400         USA EDUCATION, INC                       29,060
     200         VALHI, INC                                2,030
     176         VALLEY NATIONAL BANCORP                   4,767
   1,000         WADDELL & REED FINANCIAL, INC
                   (CLASS A)                              28,350
     100         WASHINGTON REAL ESTATE INVESTMENT
                   TRUST                                   2,334
      27         WELLS FARGO & CO                          1,335
     100         WESTAMERICA BANCORP                       3,775
   1,200      *  WIT SOUNDVIEW GROUP, INC                  3,600
                                                    ------------
                 TOTAL FINANCIAL SERVICES              3,763,190
                                                    ------------
HEALTH CARE -- 22.81%
  11,700         ABBOTT LABORATORIES CO                  552,123
     800      *  ABGENIX, INC                             18,950
     200      *  ABIOMED, INC                              3,150

24  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     850      *  ACCREDO HEALTH, INC                $     27,784
     100      *  ACLARA BIOSCIENCES, INC                     550
     400      *  ADVANCEPCS                               21,706
     800      *  ADVANCED TISSUE SCIENCES, INC             3,150
     800      *  AETNA, INC (NEW)                         28,736
     500      *  AFFYMETRIX, INC                          13,906
     200      *  ALBANY MOLECULAR RESEARCH, INC            7,000
     200      *  ALEXION PHARMACEUTICALS, INC              4,562
     700      *  ALKERMES, INC                            15,356
   1,700         ALLERGAN, INC                           126,055
     700      *  ALLIANCE PHARMACEUTICAL CORP              2,275
     200      *  ALLSCRIPTS HEALTHCARE SOLUTIONS,
                   INC                                     1,006
     400         ALPHARMA, INC (CLASS A)                  13,096
   2,300      *  ALZA CORP                                93,150
  16,541         AMERICAN HOME PRODUCTS CORP             971,783
     700      *  AMERISOURCE HEALTH CORP (CLASS A)        34,335
  46,600      *  AMGEN, INC                            2,804,738
     600      *  AMYLIN PHARMACEUTICALS, INC               5,962
     500      *  ANDRX GROUP                              24,500
     100      *  APHTON CORP                               2,050
     900      *  APOGENT TECHNOLOGIES, INC                18,216
   2,800         APPLERA CORP (APPLIED BIOSYSTEMS
                   GROUP)                                 77,700
     600      *  APPLERA CORP (CELERA GENOMICS
                   GROUP)                                 18,510
     400      *  APRIA HEALTHCARE GROUP, INC               9,672
     200      *  ARADIGM CORP                              1,150
     300      *  ARIAD PHARMACEUTICALS, INC                1,650
     200      *  ARTHROCARE CORP                           2,800
     100      *  ASPECT MEDICAL SYSTEMS, INC               1,162
     200      *  ATS MEDICAL, INC                          1,925
     300      *  AURORA BIOSCIENCES CORP                   5,362
     600      *  AVANT IMMUNOTHERAPEUTICS, INC             2,587
     200      *  AVIGEN, INC                               2,437
     300      *  AVIRON, INC                              12,468
     850      *  BARR LABORATORIES, INC                   48,594
     100         BAUSCH & LOMB, INC                        4,566
     100      *  BIOCRYST PHARMACEUTICALS, INC               618
   2,100      *  BIOGEN, INC                             132,956
     200      *  BIOMARIN PHARMACEUTICAL, INC              1,487
   1,150         BIOMET, INC                              45,299
     200      *  BIOPURE CORP                              2,662
     200      *  BIOSITE DIAGNOSTICS, INC                  7,500
     700      *  BIO-TECHNOLOGY GENERAL CORP               4,368
     100      *  BONE CARE INTERNATIONAL, INC              1,637
   2,900      *  BOSTON SCIENTIFIC CORP                   58,522
  20,198         BRISTOL MYERS SQUIBB CO               1,199,761
     200      *  CALIPER TECHNOLOGIES CORP                 3,225
  18,348         CARDINAL HEALTH, INC                  1,775,169
     300      *  CARDIODYNAMICS INTERNATIONAL CORP         1,087
   3,200      *  CAREMARK RX, INC                         41,728
     800      *  CELGENE CORP                             20,000
     200      *  CELL PATHWAYS, INC                          818
     400      *  CELL THERAPEUTICS, INC                    7,175
     600      *  CELSION CORP                                768
     400      *  CEPHALON, INC                            19,225

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
     200      *  CERNER CORP                        $      6,850
     100      *  CERUS CORP                                4,412
   1,000      *  CHIRON CORP                              43,875
     200      *  CHROMAVISION MEDICAL SYSTEMS, INC           937
     100      *  CLOSURE MEDICAL CORP                      1,700
     400      *  COHERENT, INC                            14,200
     100      *  COLLATERAL THERAPEUTICS, INC                959
     200      *  COLUMBIA LABORATORIES, INC                1,204
     100      *  CONMED CORP                               1,918
     300      *  CONNETICS CORP                            1,518
     200         COOPER COS, INC                           9,470
     600      *  COR THERAPEUTICS, INC                    13,500
     500      *  CORIXA CORP                               4,000
     100      *  CORVEL CORP                               3,537
     100      *  COVANCE, INC                              1,285
     550      *  CRYOLIFE, INC                            14,261
     400      *  CUBIST PHARMACEUTICALS, INC               9,800
     400      *  CURAGEN CORP                              9,375
     200      *  CV THERAPEUTICS, INC                      6,600
     600      *  CYBER-CARE, INC                           1,762
     200      *  CYBERONICS, INC                           3,237
     200      *  CYGNUS, INC                               1,494
   1,000      *  CYTOGEN CORP                              3,250
   1,500      *  CYTYC CORP                               24,750
     100         DATASCOPE CORP                            3,618
     100      *  DAVITA, INC                               1,698
     400      *  DENDRITE INTERNATIONAL, INC               5,600
     200      *  DIAMETRICS MEDICAL, INC                     825
     100      *  DIGENE CORP                               1,525
     700      *  DIVERSA CORP                             10,587
     100      *  DUSA PHARMACEUTICALS, INC                 1,331
     300      *  EBENX, INC                                1,387
     400      *  ECLIPSYS CORP                             7,800
     140      *  EDWARDS LIFESCIENCES CORP                 2,744
     200      *  ELAN CORP CONTINGENT VALUE RIGHT            287
     200      *  EMISPHERE TECHNOLOGIES, INC               2,862
     100      *  ENDO PHARMACEUTICALS, INC WTS
                   12/31/02                                   37
     100      *  ENDOCARE, INC                               728
     200      *  ENTREMED, INC                             3,325
     315      *  ENZO BIOCHEM, INC                         5,288
     500      *  ENZON, INC                               23,750
     100      *  EXELIXIS, INC                               868
     200      *  EXPRESS SCRIPTS, INC (CLASS A)           17,336
     600      *  FIRST HEALTH GROUP CORP                  26,325
     300      *  FISHER SCIENTIFIC INTERNATIONAL,
                   INC                                    10,632
   2,300      *  FOREST LABORATORIES, INC                136,252
     300      *  GENE LOGIC, INC                           5,025
   5,500      *  GENENTECH, INC                          277,750
     300      *  GENOME THERAPEUTICS CORP                  1,800
     200      *  GENTA, INC                                1,192
      80      *  GENZYME CORP (BIOSURGERY
                   DIVISION)                                 440
     576      *  GENZYME CORP (GENERAL DIVISION)          52,030
     300      *  GERON CORP                                3,131
     200      *  GILEAD SCIENCES, INC                      6,500
  16,400         GLAXOSMITHKLINE PLC ADR                 857,720
     100      *  GLIATECH, INC                               212

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  25

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
   7,971      *  GUIDANT CORP                       $    358,615
   9,795      *  GUILFORD PHARMACEUTICALS, INC           181,207
     200      *  HAEMONETICS CORP                          6,620
  13,900      *  HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) (NEW)                       216,145
   1,700      *  HUMAN GENOME SCIENCES, INC               78,200
     100      *  HYSEQ, INC                                  937
     600      *  ICOS CORP                                28,500
   1,300      *  IDEC PHARMACEUTICALS CORP                52,000
     400      *  IDEXX LABORATORIES, INC                   8,775
     100      *  IDX SYSTEMS CORP                          1,806
     100      *  IGEN INTERNATIONAL, INC                   1,893
     300      *  ILEX ONCOLOGY, INC                        4,575
     900      *  IMATRON, INC                              1,687
     800      *  IMCLONE SYSTEMS, INC                     26,550
     300      *  IMMUNE RESPONSE CORP                        759
   3,100      *  IMMUNEX CORP                             44,368
     500      *  IMMUNOGEN, INC                            6,687
     400      *  IMMUNOMEDICS, INC                         3,850
     200      *  IMPATH, INC                               9,275
   3,800         IMS HEALTH, INC                          94,620
     100      *  INAMED CORP                               2,375
     800      *  INCYTE GENOMICS, INC                     12,280
     500      *  INHALE THERAPEUTIC SYSTEMS, INC          10,687
     300      *  INTEGRATED SILICON SOLUTION, INC          3,900
     100      *  INTERMUNE PHARMACEUTICALS, INC            2,100
     200      *  INVITROGEN CORP                          10,970
     400      *  ISIS PHARMACEUTICALS, INC                 3,700
     200      *  I-STAT CORP                               3,975
   1,800      *  IVAX CORP                                56,700
   1,027         JOHNSON & JOHNSON                        89,831
   1,981      *  KING PHARMACEUTICALS, INC                80,725
     100      *  KOS PHARMACEUTICALS, INC                  1,756
     950      *  KV PHARMACEUTICAL CO (CLASS B)           18,838
     200      *  LABORATORY CORP OF AMERICA
                   HOLDINGS                               24,050
     100      *  LEXICON GENETICS, INC                       656
     400      *  LIFEPOINT HOSPITALS, INC                 14,300
     600      *  LIGAND PHARMACEUTICALS CO (CLASS
                   B)                                      5,868
  22,176         LILLY (ELI) & CO                      1,700,012
     500      *  LINCARE HOLDINGS, INC                    26,468
     100      *  LYNX THERAPEUTICS, INC                      842
     300      *  MATRIX PHARMACEUTICAL, INC                2,700
     300      *  MAXIM PHARMACEUTICALS, INC                2,016
     100      *  MAXIMUS, INC                              2,961
     400      *  MAXYGEN, INC                              4,843
     400         MCKESSON HBOC, INC                       10,700
     900      *  MEDAREX, INC                             15,018
     400      *  MEDICIS PHARMACEUTICAL CORP
                   (CLASS A)                              17,928
   2,800      *  MEDIMMUNE, INC                          100,450
     171      *  MEDQUIST, INC                             3,708
  38,464         MEDTRONIC, INC                        1,759,343
     300         MENTOR CORP                               6,750
  30,405         MERCK & CO, INC                       2,307,739

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
     200      *  MGI PHARMA, INC                    $      2,187
     300      *  MID ATLANTIC MEDICAL SERVICES,
                   INC                                     6,090
   2,500      *  MILLENNIUM PHARMACEUTICALS, INC          76,150
     600         MILLIPORE CORP                           27,756
     500      *  MINIMED, INC                             14,531
     200      *  MIRAVANT MEDICAL TECHNOLOGIES             1,600
     200      *  MOLECULAR DEVICES CORP                    9,100
     100         MORRISON MANAGEMENT SPECIALISTS,
                   INC                                     3,989
     200         MYLAN LABORATORIES, INC                   5,170
     300      *  MYRIAD GENETICS, INC                     12,168
     400      *  NABI, INC                                 2,475
     100      *  NANOGEN, INC                                668
     800      *  NEOFORMA.COM, INC                           950
     300      *  NEORX CORP                                1,256
     100      *  NEOSE TECHNOLOGIES, INC                   2,450
     300      *  NEUROCRINE BIOSCIENCES, INC               6,187
     200      *  NEUROGEN CORP                             4,725
     200      *  NOVEN PHARMACEUTICALS, INC                5,662
     200      *  NOVOSTE CORP                              3,512
     300      *  NPS PHARMACEUTICALS, INC                  6,300
     100      *  OCULAR SCIENCES, INC                      1,781
     300         OMNICARE, INC                             6,435
     300      *  ON ASSIGNMENT, INC                        6,262
     100      *  ORATEC INTERVENTIONS, INC                   806
     100      *  ORCHID BIOSCIENCES, INC                     475
     400      *  ORGANOGENESIS, INC                        3,260
     500      *  ORTHODONTIC CENTERS OF AMERICA,
                   INC                                    10,250
     400      *  OSI PHARMACEUTICALS, INC                 15,850
   1,300      *  OXFORD HEALTH PLANS, INC                 34,775
     200      *  PACIFICARE HEALTH SYSTEMS, INC
                   (CLASS A)                               4,975
     100      *  PACKARD BIOSCIENCE CO                       742
     100      *  PAREXEL INTERNATIONAL CORP                1,243
     500      *  PATTERSON DENTAL CO                      15,375
     433      *  PER-SE TECHNOLOGIES, INC                  2,557
     900      *  PEREGRINE PHARMACEUTICALS, INC            1,321
 204,507         PFIZER, INC                           8,374,562
     200      *  PHARMACEUTICAL PRODUCT
                   DEVELOPMENT, INC                        8,425
  29,524         PHARMACIA CORP                        1,487,123
     300      *  PHARMACOPEIA, INC                         5,362
     200      *  PHARMACYCLICS, INC                        4,500
     100      *  POLYMEDICA CORP                           2,275
     300      *  PRIORITY HEALTHCARE CORP (CLASS
                   B)                                     11,325
     100      *  PROFESSIONAL DETAILING, INC               6,173
     600      *  PROTEIN DESIGN LABS, INC                 26,700
     950      *  PROVINCE HEALTHCARE CO                   28,915
     200      *  QUEST DIAGNOSTICS, INC                   17,774
     600      *  QUINTILES TRANSNATIONAL CORP             11,325
     200      *  REGENERON PHARMACEUTICALS, INC            4,437
     200      *  REHABCARE GROUP, INC                      8,240
     600      *  RENAL CARE GROUP, INC                    16,092
     100      *  RES-CARE, INC                               500
     400      *  RESMED, INC                              16,160
     200      *  RESPIRONICS, INC                          6,100

26  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     100      *  RIBOZYME PHARMACEUTICALS, INC      $        619
     200      *  SANGSTAT MEDICAL CORP                     1,775
  33,485         SCHERING-PLOUGH CORP                  1,223,207
     100      *  SCOTT TECHNOLOGIES, INC                   2,212
     800      *  SEPRACOR, INC                            25,600
     200      *  SEQUENOM, INC                             1,700
     600      *  SICOR, INC                                8,362
     100      *  SONOSITE, INC                             1,131
     100      *  ST. JUDE MEDICAL, INC                     5,385
     100      *  STAAR SURGICAL CO                           428
     400      *  STAR SCIENTIFIC, INC                        575
     100      *  STERICYCLE, INC                           4,462
   1,900         STRYKER CORP                             99,275
     100      *  SUNRISE ASSISTED LIVING, INC              1,968
     600      *  SUNRISE TECHNOLOGIES
                   INTERNATIONAL, INC                      1,125
     300      *  SUPERGEN, INC                             3,093
     100      *  SURMODICS, INC                            3,600
     266      *  SYBRON DENTAL SPECIALTIES, INC            5,586
     300      *  SYNCOR INTERNATIONAL CORP                 9,675
     100      *  TANOX, INC                                1,943
     300      *  TARGETED GENETICS CORP                    1,275
     500      *  TECHNE CORP                              13,062
  15,000      *  TENET HEALTHCARE CORP                   660,000
     500      *  TEXAS BIOTECHNOLOGY CORP                  2,525
     200      *  THERAGENICS CORP                          1,278
     267      *  THORATEC CORP                             2,269
     300      *  TITAN PHARMACEUTICALS, INC                6,660
     200      *  TRANSKARYOTIC THERAPIES, INC              3,512
     200      *  TRIAD HOSPITALS, INC                      5,650
     200      *  TRIANGLE PHARMACEUTICALS, INC             1,150
     200      *  TRIMERIS, INC                             6,000
     200      *  TULARIK, INC                              3,800
     200      *  UNITED THERAPEUTICS CORP                  3,487
     400         UNITEDHEALTH GROUP, INC                  23,704
     100      *  UNIVERSAL HEALTH SERVICES, INC
                   (CLASS B)                               8,830
     300      *  VALENTIS, INC                             1,518
     400      *  VARIAN MEDICAL SYSTEMS, INC              24,320
     400      *  VARIAN, INC                              10,225
     600      *  VASOMEDICAL, INC                          2,287
     100      *  VENTANA MEDICAL SYSTEMS, INC              2,325
     700         VENTAS, INC                               5,950
     133      *  VENTIV HEALTH, INC                        2,044
     800      *  VERTEX PHARMACEUTICALS, INC              29,300
     300      *  VICAL, INC                                2,868
     600      *  VISX, INC                                10,302
     400      *  VIVUS, INC                                1,780
   1,700      *  WATERS CORP                              78,965
     600      *  WATSON PHARMACEUTICALS, INC              31,560
   1,930      *  WEBMD CORP                               10,735
     200         X-RITE, INC                               1,962
     100      *  ZOLL MEDICAL CORP                         3,487
                                                    ------------
                 TOTAL HEALTH CARE                    30,094,056
                                                    ------------

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
OTHER -- 2.46%
     100      *  4KIDS ENTERTAINMENT, INC           $      1,127
     200      *  ACACIA RESEARCH CORP                      1,312
     200      *  ADMINISTAFF, INC                          3,630
     100      *  ADVO, INC                                 3,690
     200      *  BELL & HOWELL CO                          4,510
     100         BLOCK (H&R), INC                          5,006
     200         BRADY CORP (CLASS A)                      6,740
     100      *  BRIGHT HORIZONS FAMILY SOLUTIONS,
                   INC                                     2,370
     200      *  CAREER EDUCATION CORP                    10,050
   2,400      *  CENDANT CORP                             35,016
     100         CENTRAL PARKING CORP                      1,820
     700      *  CENTURY BUSINESS SERVICES, INC            1,750
   1,500         CINTAS CORP                              59,130
     200      *  CORINTHIAN COLLEGES, INC                  8,050
     300      *  CORPORATE EXECUTIVE BOARD CO              9,056
     700      *  DEVRY, INC                               21,035
     600      *  DUN & BRADSTREET CORP (NEW)              14,136
     200      *  EDUCATION MANAGEMENT CORP                 6,525
     600      *  E-LOAN, INC                               1,125
     100      *  FIRST CONSULTING GROUP, INC                 981
     200      *  FORRESTER RESEARCH, INC                   4,762
     100      *  FRITZ COS, INC                            1,093
     100      *  GENTIVA HEALTH SERVICES, INC              1,906
     200      *  GETTY IMAGES, INC                         3,225
     300      *  GTECH HOLDINGS CORP                       8,175
     100      *  HALL KINION & ASSOCIATES, INC               578
     200      *  HA-LO INDUSTRIES, INC                       198
     100         HARLAND (JOHN H.) CO                      1,870
     200      *  HEIDRICK & STRUGGLES
                   INTERNATIONAL, INC                      5,787
  15,581         HONEYWELL INTERNATIONAL, INC            635,704
     100      *  HOTEL RESERVATIONS NETWORK, INC
                   (CLASS A)                               2,575
     200      *  HOTJOBS.COM LTD                           1,012
     100      *  INFOUSA, INC                                434
     400      *  KORN FERRY INTERNATIONAL                  6,708
     400      *  LABOR READY, INC                          1,260
     100      *  MANAGEMENT NETWORK GROUP, INC               506
     100         MATTHEWS INTERNATIONAL CORP
                   (CLASS A)                               3,271
     100      *  MEMBERWORKS, INC                          2,350
     200      *  METROMEDIA INTERNATIONAL GROUP,
                   INC                                       626
     300      *  MODIS PROFESSIONAL SERVICES, INC          1,380
     200      *  NAVIGANT CONSULTING CO                    1,332
     200      *  NCO GROUP, INC                            5,112
     200      *  PREPAID LEGAL SERVICES, INC               2,072
     200      *  PROSOFTTRAINING.COM                       1,575
     300      *  R.H. DONNELLEY CORP                       8,700
     300      *  RENT-WAY, INC                             1,551
   2,300      *  ROBERT HALF INTERNATIONAL, INC           51,405
     200         ROLLINS, INC                              3,860
     100      *  SCHOOL SPECIALTY, INC                     2,156
     200      *  SPHERION CORP                             1,388
     100      *  STARTEK, INC                              1,416

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  27

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
OTHER -- (CONTINUED)
     100         STRAYER EDUCATION, INC             $      3,500
     200      *  SYMYX TECHNOLOGIES, INC                   2,525
      25      *  CIRCLE.COM                                   21
     100      *  TEJON RANCH CO                            2,470
     300      *  TELETECH HOLDINGS, INC                    2,362
   1,500      *  TERREMARK WORLDWIDE, INC                  3,750
     800      *  TMP WORLDWIDE, INC                       30,050
     100      *  TRAVELOCITY.COM, INC                      1,481
  41,593         TYCO INTERNATIONAL LTD                1,798,065
     200      *  U.S. LEC CORP (CLASS A)                   1,412
     200      *  UNIROYAL TECHNOLOGY CORP                  1,496
     200      *  UNITED STATIONERS, INC                    4,850
   5,729         UNITED TECHNOLOGIES CORP                419,935
     300         VALSPAR CORP                              8,607
     200      *  VENTRO CORP                                 150
     200         VIAD CORP                                 4,766
     100      *  WACKENHUT CORP (CLASS A)                  1,432
   1,700      *  WORLD ACCESS, INC                           425
     980      *  WORLDWIDE XCEED GROUP, INC                  398
                                                    ------------
                 TOTAL OTHER                           3,248,741
                                                    ------------
PRODUCER DURABLES -- 8.65%
      40         ACTUANT CORP (CLASS A)                      650
     100      *  ADVANCED LIGHTING TECHNOLOGIES,
                   INC                                       531
     400         AMETEK, INC                              11,040
     100      *  ASTEC INDUSTRIES, INC                     1,306
   1,200      *  AXCELIS TECHNOLOGIES, INC                13,875
     100         BELDEN, INC                               2,005
     500      *  BLOUNT INTERNATIONAL, INC                 2,200
     100         BRIGGS & STRATTON CORP                    3,837
     200      *  BROOKS AUTOMATION, INC                    7,950
     100      *  CASELLA WASTE SYSTEMS, INC (CLASS
                   A)                                        893
      49      *  CATAYTICA ENERGY SYSTEMS                  1,025
     500      *  COGNEX CORP                              12,375
     300      *  COINSTAR, INC                             5,025
     200      *  COORSTEK, INC                             5,512
     100      *  CUNO, INC                                 2,900
     100      *  CYBEROPTICS CORP                          1,050
   1,150      *  DYCOM INDUSTRIES, INC                    14,835
     100         FRANKLIN ELECTRIC CO, INC                 7,162
     100      *  FUELCELL ENERGY, INC                      5,050
 246,926         GENERAL ELECTRIC CO                  10,336,322
  20,180         HARLEY-DAVIDSON, INC                    765,831
     100      *  IBIS TECHNOLOGY CORP                      2,750
     100         IDEX CORP                                 2,898
     100         LINDSAY MANUFACTURING CO                  1,850
     200      *  LITTELFUSE, INC                           5,025
     200         MANITOWOC CO, INC                         4,960
     200      *  MECHANICAL TECHNOLOGY, INC                  875
     300      *  NATIONAL INSTRUMENTS CORP                 9,787
     800      *  NEWPARK RESOURCES, INC                    7,192
     200         NEWPORT NEWS SHIPBUILDING, INC            9,780
     100         NORDSON CORP                              2,600
     200      *  PHOTON DYNAMICS, INC                      4,225
     100      *  PLUG POWER, INC                           1,431
   6,300      *  POWER-ONE, INC                           91,287

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
     850      *  QUANTA SERVICES, INC               $     18,972
     400      *  RAYOVAC CORP                              6,980
     200      *  REPUBLIC SERVICES, INC                    3,750
     400         ROPER INDUSTRIES, INC                    14,320
     200      *  SUPERCONDUCTOR TECHNOLOGIES, INC          1,025
     100         TELEFLEX, INC                             4,095
     400      *  TETRA TECH, INC                           8,100
     100      *  THERMO FIBERTEK, INC                        414
     400      *  VALENCE TECHNOLOGY, INC                   1,825
     100         VALMONT INDUSTRIES, INC                   1,693
     266         WABTEC CORP                               3,378
     100      *  WASTE CONNECTIONS, INC                    2,881
                                                    ------------
                 TOTAL PRODUCER DURABLES              11,413,467
                                                    ------------
TECHNOLOGY -- 37.38%
     100      *  24/7 MEDIA, INC                              34
   2,600      *  3COM CORP                                14,868
     300      *  3DO CO                                      600
     300      *  ACCRUE SOFTWARE, INC                         56
     200      *  ACT MANUFACTURING, INC                    2,187
     300      *  ACTEL CORP                                6,131
     700      *  ACTUATE CORP                              6,693
     800      *  ACXIOM CORP                              16,700
     300      *  ADAPTEC, INC                              2,601
     700      *  ADAPTIVE BROADBAND CORP                     831
  10,344      *  ADC TELECOMMUNICATIONS, INC              87,924
     100      *  ADEPT TECHNOLOGY, INC                     1,400
   3,200         ADOBE SYSTEMS, INC                      111,904
     200      *  ADTRAN, INC                               4,912
     600      *  ADVANCED DIGITAL INFORMATION CORP        10,387
     200      *  ADVANCED ENERGY INDUSTRIES, INC           5,162
     900      *  ADVANCED FIBRE COMMUNICATIONS,
                   INC                                    12,881
   2,400      *  ADVANCED MICRO DEVICES, INC              63,696
     100      *  ADVANTAGE LEARNING SYSTEMS, INC           2,887
     300      *  ADVENT SOFTWARE, INC                     13,293
   1,650      *  AEROFLEX, INC                            17,015
     300      *  AETHER SYSTEMS, INC                       3,900
     100      *  AFFILIATED COMPUTER SERVICES, INC
                   (CLASS A)                               6,490
     100      *  AGENCY.COM LTD                              137
     300      *  AGILE SOFTWARE CORP                       3,304
   6,497      *  AGILENT TECHNOLOGIES, INC               199,652
     100      *  AIRNET COMMUNICATIONS CORP                  300
     700      *  AKAMAI TECHNOLOGIES, INC                  5,993
     400      *  ALLIANCE SEMICONDUCTOR CORP               4,650
     500      *  ALPHA INDUSTRIES, INC                     7,875
   5,400      *  ALTERA CORP                             115,762
   3,600      *  AMDOCS LTD                              172,440
     400      *  AMERICAN MANAGEMENT SYSTEMS, INC          7,325
   2,100      *  AMERICAN POWER CONVERSION CORP           27,070
     200      *  AMERICAN SUPERCONDUCTOR CORP              3,212
   1,400      *  AMKOR TECHNOLOGY, INC                    22,837
     500      *  AMPHENOL CORP (CLASS A)                  15,750
   1,150      *  ANADIGICS, INC                           15,237
  18,918      *  ANALOG DEVICES, INC                     685,588
     100         ANALYSTS INTERNATIONAL CORP                 518

28  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     300      *  ANAREN MICROWAVE, INC              $      3,768
     700      *  ANDREW CORP                              10,062
     500      *  ANSWERTHINK, INC                          2,437
     300      *  ANTEC CORP                                2,184
     300      *  APAC CUSTOMER SERVICES, INC               1,575
     133      *  APERIAN, INC                                166
     100      *  APPIANT TECHNOLOGIES, INC                   312
   1,200      *  APPLE COMPUTER, INC                      26,484
  28,529      *  APPLIED MATERIALS, INC                1,241,011
  15,770      *  APPLIED MICRO CIRCUITS CORP             260,205
     100      *  APPLIEDTHEORY CORP                          113
     400      *  AREMISSOFT CORP                           5,200
   2,100      *  ARIBA, INC                               16,603
     700      *  ART TECHNOLOGY GROUP, INC                 8,400
     400      *  ARTESYN TECHNOLOGIES, INC                 4,325
     100      *  ASIAINFO HOLDINGS, INC                    1,212
     300      *  ASK JEEVES, INC                             328
     700      *  ASPECT COMMUNICATIONS CORP                3,095
     400      *  ASPEN TECHNOLOGY, INC                     9,550
     400      *  ASYST TECHNOLOGIES, INC                   5,200
   5,300      *  ATMEL CORP                               52,006
     300      *  ATMI, INC                                 5,550
     600      *  ATSI COMMUNICATIONS, INC                    270
     200         AUTODESK, INC                             6,112
   6,000         AUTOMATIC DATA PROCESSING, INC          326,280
     200      *  AVANEX CORP                               2,114
     500      *  AVANT CORP                                8,625
   3,224      *  AVAYA, INC                               41,912
     100         AVERY DENNISON CORP                       5,202
     509      *  AVOCENT CORP                             11,102
     200      *  AVT CORP                                    562
     300         AVX CORP                                  5,178
     200      *  AWARE, INC                                1,925
     300      *  AXT, INC                                  4,500
   1,250      *  BARRA, INC                               67,500
  20,400      *  BEA SYSTEMS, INC                        599,250
     200      *  BENCHMARK ELECTRONICS, INC                3,900
     400      *  BINDVIEW DEVELOPMENT CORP                 1,237
     600      *  BISYS GROUP, INC                         32,062
     200      *  BLACK BOX CORP                            8,912
   3,300      *  BMC SOFTWARE, INC                        70,950
     100      *  BORLAND SOFTWARE CORP                       696
     100      *  BOTTOMLINE TECHNOLOGIES, INC                728
     100      *  BRAUN CONSULTING, INC                       406
     400      *  BREAKAWAY SOLUTIONS, INC                    137
     600      *  BRIGHTPOINT, INC                          1,443
     100      *  BRIO TECHNOLOGY, INC                        606
     700      *  BROADBASE SOFTWARE, INC                   1,421
   2,000      *  BROADCOM CORP (CLASS A)                  57,800
   2,400      *  BROADVISION, INC                         12,825
  14,125      *  BROCADE COMMUNICATIONS SYSTEMS,
                   INC                                   295,071
     100      *  BROOKTROUT, INC                             618
     200      *  BSQUARE CORP                              2,212
     400         C&D TECHNOLOGIES, INC                    11,040
     100      *  CABLE DESIGN TECHNOLOGIES CORP            1,340

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
     900      *  CABLETRON SYSTEMS, INC             $     11,610
     200      *  CACHEFLOW, INC                              887
     800      *  CADENCE DESIGN SYSTEMS, INC              14,792
     500      *  CALICO COMMERCE, INC                        187
     100      *  CALIFORNIA AMPLIFIER, INC                   503
     400      *  CAMBRIDGE TECHNOLOGY PARTNERS,
                   INC                                     1,500
     100      *  CAMINUS CORP                              2,043
     100      *  CARREKER CORP                             1,900
     100      *  CARRIER ACCESS CORP                         525
     100      *  C-BRIDGE INTERNET SOLUTIONS, INC            187
     300      *  C-COR.NET CORP                            2,006
     100      *  CELERITEK, INC                            1,275
     400      *  CERIDIAN CORP                             7,400
     800      *  CHECKFREE CORP                           23,550
     100      *  CHORDIANT SOFTWARE, INC                     400
     500      *  CIBER, INC                                2,440
  20,400      *  CIENA CORP                              851,700
     900      *  CIRRUS LOGIC, INC                        13,443
 217,820      *  CISCO SYSTEMS, INC                    3,444,279
   2,400      *  CITRIX SYSTEMS, INC                      50,700
     300      *  CLARENT CORP                              3,600
     200      *  CLARUS CORP                               1,275
     100      *  CLICK2LEARN.COM, INC                        131
   2,700      *  CMGI, INC                                 6,858
     600      *  CNET NETWORKS, INC                        6,712
     100      *  COGNIZANT TECHNOLOGY SOLUTIONS
                   CORP                                    3,006
     300         COHU, INC                                 4,668
     300      *  COM21, INC                                  600
   2,440      *  COMMERCE ONE, INC                        22,765
     500      *  COMMSCOPE, INC                            8,340
   4,100         COMPAQ COMPUTER CORP                     74,620
     300      *  COMPLETE BUSINESS SOLUTIONS, INC          2,781
   6,100         COMPUTER ASSOCIATES
                   INTERNATIONAL, INC                    165,920
     200      *  COMPUTER HORIZONS CORP                      700
     400      *  COMPUTER NETWORK TECHNOLOGY CORP          4,450
   1,400      *  COMPUTER SCIENCES CORP                   45,290
   2,500      *  COMPUWARE CORP                           24,375
     100         COMPX INTERNATIONAL, INC                  1,165
   6,600      *  COMVERSE TECHNOLOGY, INC                388,674
     300      *  CONCORD CAMERA CORP                       2,118
     200      *  CONCORD COMMUNICATIONS, INC               1,637
   4,050      *  CONCORD EFS, INC                        163,771
     600      *  CONCURRENT COMPUTER CORP                  3,750
   3,100      *  CONEXANT SYSTEMS, INC                    27,706
     100      *  CONVERA CORP                                862
     100      *  CONVERGENT COMMUNICATIONS, INC                9
     100      *  CONVERGYS CORP                            3,607
   1,000      *  COPPER MOUNTAIN NETWORKS, INC             3,390
  23,924         CORNING, INC                            494,987
     700      *  CREDENCE SYSTEMS CORP                    14,350
     800      *  CREE, INC                                11,976
     300      *  CRITICAL PATH, INC                          609

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  29

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     200      *  CROSSROADS SYSTEMS, INC            $      1,125
     700      *  CSG SYSTEMS INTERNATIONAL, INC           28,831
     200      *  CTC COMMUNICATIONS GROUP, INC             1,262
     300         CTS CORP                                  6,225
     300      *  CYBERSOURCE CORP                            525
     300      *  CYLINK CORP                                 600
     300      *  CYMER, INC                                6,489
     200      *  CYPRESS COMMUNICATIONS, INC                  93
   1,400      *  CYPRESS SEMICONDUCTOR CORP               24,822
     300      *  CYSIVE, INC                               1,200
     200      *  DALEEN TECHNOLOGIES, INC                    218
     500         DALLAS SEMICONDUCTOR CORP                13,005
     100      *  DATA RETURN CORP                            300
     200      *  DATASTREAM SYSTEMS, INC                   1,900
     100      *  DAVOX CORP                                1,137
     100      *  DDI CORP                                  1,687
  40,369      *  DELL COMPUTER CORP                    1,036,978
     100      *  DELTATHREE, INC                             125
     300      *  DIAMONDCLUSTER INTERNATIONAL, INC
                   (CLASS A)                               2,606
     300      *  DIGEX, INC                                4,181
     300      *  DIGIMARC CORP                             4,500
     300      *  DIGITAL INSIGHT CO                        3,450
   1,000      *  DIGITAL ISLAND, INC                       1,812
     300      *  DIGITAL RIVER, INC                        1,443
     100      *  DIGITAS, INC                                468
     900      *  DMC STRATEX NETWORKS, INC                 7,470
     200      *  DOBSON COMMUNICATIONS CORP (CLASS
                   A)                                      3,312
     400      *  DOCUMENTUM, INC                           4,400
   1,400      *  DOUBLECLICK, INC                         16,187
     100      *  DSET CORP                                   128
     300      *  DSP GROUP, INC                            4,650
     300      *  DST SYSTEMS, INC                         14,457
     100      *  DUPONT PHOTOMASKS, INC                    4,387
   1,350      *  E.PIPHANY, INC                           15,778
   1,600      *  EBAY, INC                                57,900
     300      *  ECHELON CORP                              4,443
     400      *  EFUNDS CORP                               7,700
     300      *  EGAIN COMMUNICATIONS CORP                   721
     300      *  ELANTEC SEMICONDUCTOR, INC                7,968
     300      *  ELECTRO SCIENTIFIC INDUSTRIES,
                   INC                                     8,418
     200      *  ELECTROGLAS, INC                          3,300
   1,500      *  ELECTRONIC ARTS, INC                     81,375
   2,900         ELECTRONIC DATA SYSTEMS CORP            161,994
     400      *  ELECTRONICS FOR IMAGING, INC              9,850
     700      *  ELOYALTY CORP                             1,706
     200      *  EMAGIN CORP                                 500
  92,240      *  EMC CORP                              2,711,856
     300      *  EMCORE CORP                               7,518
     300      *  E-MEDSOFT.COM                               201
     200      *  EMERGE INTERACTIVE, INC (CLASS A)           737
   1,000      *  EMULEX CORP                              18,812
     400      *  ENGAGE, INC                                 287
     500      *  ENTRUST TECHNOLOGIES, INC                 4,156
   1,800         EQUIFAX, INC                             56,250

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
   8,343         ERICSSON (LM) TELEFON SERIES B
                   ADR                              $     46,668
     100      *  ESPEED, INC (CLASS A)                     2,043
     400      *  ESS TECHNOLOGY, INC                       2,300
     500      *  EXAR CORP                                 9,812
     100      *  EXCEL TECHNOLOGY, INC                     1,762
     300      *  EXCELON CORP                                630
     300      *  EXCHANGE APPLICATIONS, INC                  450
   1,300      *  AT HOME CORP SERIES A                     5,824
  13,800      *  EXODUS COMMUNICATIONS, INC              148,350
     100      *  EXTENDED SYSTEMS, INC                     1,087
     100      *  EXTENSITY, INC                              593
     600      *  EXTREME NETWORKS, INC                     9,126
     100      *  F.Y.I., INC                               3,343
     200      *  F5 NETWORKS, INC                          1,068
     100         FAIR ISSAC & CO, INC                      5,851
     900      *  FAIRCHILD SEMICONDUCTOR
                   INTERNATIONAL, INC (CLASS A)           11,988
     200      *  FEI CO                                    4,412
     400      *  FILENET CORP                              6,275
   1,300      *  FINISAR CORP                             12,471
     100      *  FIREPOND, INC                               250
   1,100      *  FISERV, INC                              49,207
     200      *  FOCAL COMMUNICATIONS CORP                 1,881
   8,600      *  FOUNDRY NETWORKS, INC                    64,500
     100      *  FREEMARKETS, INC                            953
     200      *  FSI INTERNATIONAL, INC                    1,650
     400      *  FUTURELINK CORP                             112
     500      *  GADZOOX NETWORKS, INC                       937
   2,500      *  GATEWAY, INC                             42,025
     400      *  GENERAL SEMICONDUCTOR, INC                3,788
     200      *  GENZYME TRANSGENICS CORP                  1,312
     200      *  GEOWORKS CORP                               250
     180      *  GLOBAL PAYMENTS, INC                      3,330
     400      *  GLOBESPAN, INC                            8,750
     400      *  GLOBIX CORP                               1,212
     100      *  GOAMERICA, INC                              203
     100      *  GOLDEN TELECOM, INC                         987
     400      *  GOTO.COM, INC                             3,137
     200      *  GREAT PLAINS SOFTWARE, INC               12,262
     100      *  GRIC COMMUNICATIONS, INC                    115
     708      *  HARMONIC, INC                             3,982
     100         HARRIS CORP                               2,475
     300         HELIX TECHNOLOGY CORP                     7,045
   8,848         HEWLETT-PACKARD CO                      276,676
     100      *  HI/FN, INC                                1,672
     400      *  HNC SOFTWARE, INC                         7,025
     600      *  HOMESTORE.COM, INC                       14,250
     300         HON INDUSTRIES, INC                       6,891
     100      *  HUTCHINSON TECHNOLOGY, INC                1,493
     400      *  HYPERION SOLUTIONS CORP                   6,450
   2,620      *  I2 TECHNOLOGIES, INC                     37,990
     100      *  IBASIS, INC                                 306
     200      *  IBEAM BROADCASTING CORP                     193
     300      *  IDENTIX, INC                              2,544
     400      *  IGATE CAPITAL CORP                          750
     100      *  II-VI, INC                                1,262
     200      *  ILLUMINET HOLDINGS, INC                   4,112

30  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     200      *  IMMERSION CORP                     $      1,137
     200      *  IMRGLOBAL CORP                            1,125
     100      *  INET TECHNOLOGIES, INC                      587
     500      *  INFOCUS CORP                              8,187
     700      *  INFONET SERVICES CORP (CLASS B)           4,655
     700      *  INFORMATICA CORP                          9,318
     200      *  INFORMATION ARCHITECTS CORP                 337
   2,646      *  INFOSPACE, INC                            5,870
     100      *  INGRAM MICRO, INC (CLASS A)               1,350
   1,100      *  INKTOMI CORP                              7,315
     100      *  INTEGRATED CIRCUIT SYSTEMS, INC           1,600
   1,400      *  INTEGRATED DEVICE TECHNOLOGY, INC        41,454
 204,362         INTEL CORP                            5,377,275
     500      *  INTELIDATA TECHNOLOGIES CORP              2,062
     100      *  INTERACT COMMERCE CORP                    1,175
     100      *  INTERACTIVE INTELLIGENCE, INC             1,437
     100      *  INTERCEPT GROUP, INC                      2,562
     700      *  INTERDIGITAL COMMUNICATIONS CORP          5,228
     600      *  INTERLIANT, INC                             787
     100      *  INTERLINK ELECTRONICS, INC                  368
     900      *  INTERNAP NETWORK SERVICES CORP            1,743
  19,300         INTERNATIONAL BUSINESS MACHINES
                   CORP                                1,856,274
     300      *  INTERNATIONAL FIBERCOM, INC               1,162
     600      *  INTERNATIONAL RECTIFIER CORP             24,300
     700      *  INTERNET PICTURES CORP                      109
     300      *  INTERNET SECURITY SYSTEMS, INC            8,207
     200      *  INTERNET.COM CORP                           725
     300      *  INTERSIL HOLDING CORP                     5,531
     800      *  INTERTRUST TECHNOLOGIES CORP              3,600
     500      *  INTERVOICE-BRITE, INC                     4,062
     300      *  INTERWORLD CORP                              84
   1,000      *  INTERWOVEN, INC                          10,062
     200      *  INTRAWARE, INC                              237
     200      *  INTRUSION.COM, INC                          800
   1,600      *  INTUIT, INC                              44,400
   2,700      *  IOMEGA CORP                               9,936
     200      *  IRON MOUNTAIN, INC                        7,664
     100      *  ITXC CORP                                   571
     600      *  IXL ENTERPRISES, INC                      1,425
     100      *  IXYS CORP                                 1,575
     600      *  J.D. EDWARDS & CO                         5,850
   1,500      *  JABIL CIRCUIT, INC                       32,430
     800         JACK HENRY & ASSOCIATES, INC             18,950
  29,723      *  JDS UNIPHASE CORP                       548,017
     100      *  JNI CORP                                    750
   8,300      *  JUNIPER NETWORKS, INC                   315,068
     200      *  JUNO ONLINE SERVICES, INC                   225
     300      *  JUPITER MEDIA METRIX, INC                   975
     900      *  KANA COMMUNICATIONS, INC                  1,743
     400      *  KEANE, INC                                5,200
     100         KEITHLEY INSTRUMENTS, INC                 1,620
   1,000      *  KEMET CORP                               16,940
     300      *  KENT ELECTRONICS CORP                     5,400
     200      *  KEYNOTE SYSTEMS, INC                      2,237

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
      71      *  KFORCE.COM, INC                    $        377
   9,000      *  KLA-TENCOR CORP                         354,375
     800      *  KOPIN CORP                                4,600
     200      *  KRONOS, INC                               6,287
     600      *  KULICKE & SOFFA INDUSTRIES, INC           8,137
   1,600      *  LAM RESEARCH CORP                        38,000
     300      *  LANTE CORP                                  450
   1,100      *  LATTICE SEMICONDUCTOR CORP               20,006
     100      *  LCC INTERNATIONAL, INC (CLASS A)            500
     200      *  LEARNING TREE INTERNATIONAL, INC          4,143
   1,200      *  LEGATO SYSTEMS, INC                      14,475
     100      *  LEVEL 8 SYSTEMS, INC                        325
   1,800      *  LEXMARK INTERNATIONAL, INC               81,936
     600      *  LIBERATE TECHNOLOGIES                     4,987
     319      *  LIGHTBRIDGE, INC                          3,648
     300      *  LIGHTPATH TECHNOLOGIES, INC
                   (CLASS A)                               3,862
   4,300         LINEAR TECHNOLOGY CORP                  176,568
     700      *  LOOKSMART LTD                               940
  23,112      *  LSI LOGIC CORP                          363,551
     600      *  LTX CORP                                 11,212
  98,558         LUCENT TECHNOLOGIES, INC                982,623
     760      *  MACROMEDIA, INC                          12,207
     500      *  MACROVISION CORP                         21,781
     300      *  MAIL.COM, INC                               206
     200      *  MAIL-WELL, INC                              974
     100      *  MANHATTAN ASSOCIATES, INC                 1,556
     700      *  MANUGISTICS GROUP, INC                   12,818
     850      *  MAPINFO CORP                             15,087
     859      *  MARCHFIRST, INC                             134
     200      *  MARIMBA, INC                                675
     550      *  MASTEC, INC                               7,430
     100      *  MATRIXONE, INC                            1,706
   3,900      *  MAXIM INTEGRATED PRODUCTS, INC          162,201
     800      *  MAXTOR CORP                               5,600
     100      *  MCAFEE.COM CORP                             595
   1,154      *  MCDATA CORP (CLASS A)                    21,781
     100      *  MCK COMMUNICATIONS, INC                     215
     100      *  MCSI, INC                                 1,481
     300      *  MEDIA 100, INC                              562
     200      *  MEDIAPLEX, INC                              118
     300      *  MEMC ELECTRONIC MATERIALS, INC            2,085
     800      *  MENTOR GRAPHICS CORP                     16,500
     300      *  MERCATOR SOFTWARE, INC                    1,096
     300      *  MERCURY COMPUTER SYSTEMS, INC            11,512
   1,100      *  MERCURY INTERACTIVE CORP                 46,062
     100      *  META GROUP, INC                             137
     100      *  METASOLV, INC                             1,412
     100      *  METAWAVE COMMUNICATIONS CORP                618
     400         METHODE ELECTRONICS, INC (CLASS
                   A)                                      7,175
     200      *  METRICOM, INC                               412
     600      *  METROCALL, INC                              150
     500      *  METTLER-TOLEDO INTERNATIONAL, INC        20,580
     800      *  MICREL, INC                              22,350
   1,731      *  MICROCHIP TECHNOLOGY, INC                43,815
     900      *  MICROMUSE, INC                           34,011
     200      *  MICRON ELECTRONICS, INC                     336

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  31

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
  18,700      *  MICRON TECHNOLOGY, INC             $    776,611
     100      *  MICROSEMI CORP                            2,800
 121,113      *  MICROSOFT CORP                        6,623,367
     300      *  MICROSTRATEGY, INC                          862
     100      *  MICROVISION, INC                          1,518
     500      *  MIPS TECHNOLOGIES, INC (CLASS A)         12,437
     576      *  MKS INSTRUMENTS, INC                     10,776
   1,425         MOLEX, INC                               50,275
  13,616         MOTOROLA, INC                           194,164
     600      *  MPOWER COMMUNICATIONS CORP                1,518
     200      *  MRO SOFTWARE, INC                         1,612
     800      *  MRV COMMUNICATIONS, INC                   5,575
     300      *  MTI TECHNOLOGY CORP                         693
     200      *  MULTEX.COM, INC                           3,100
     100      *  NANOMETRICS, INC                          1,575
     100         NATIONAL DATA CORP                        2,335
     300      *  NATIONAL INFORMATION CONSORTIUM,
                   INC                                     1,040
   2,500      *  NATIONAL SEMICONDUCTOR CORP              66,875
     400      *  NATURAL MICROSYSTEMS CORP                 3,550
     200      *  NAVISITE, INC                               300
     200      *  NCR CORP                                  7,806
     100      *  NEON SYSTEMS, INC                           465
     100      *  NET PERCEPTIONS, INC                         87
     100      *  NET2PHONE, INC                              962
   1,050      *  NETEGRITY, INC                           25,856
     300      *  NETIQ CORP                                5,662
     600      *  NETMANAGE, INC                              581
     100      *  NETOBJECTS, INC                              50
     200      *  NETOPIA, INC                                575
     400      *  NETRO CORP                                2,000
     100      *  NETSCOUT SYSTEMS, INC                       512
     100      *  NETSOLVE, INC                               700
     200      *  NETWORK ACCESS SOLUTIONS CORP               128
   8,800      *  NETWORK APPLIANCE, INC                  147,950
   1,400      *  NETWORK ASSOCIATES, INC                  11,550
     200      *  NETWORK PERIPHERALS, INC                  1,268
     700      *  NETZERO, INC                                459
     200      *  NEW CENTURY EQUITY HOLDINGS                 225
     300      *  NEW ERA OF NETWORKS, INC                  1,781
     100      *  NEW FOCUS, INC                            1,251
     400         NEWPORT CORP                             11,704
     200      *  NEXT LEVEL COMMUNICATIONS, INC            1,050
     100      *  NIKU CORP                                   268
   9,752         NOKIA CORP (SPON ADR)                   234,048
      49         NORTEL NETWORKS CORP (U.S.)                 688
     100         NORTH PITTSBURGH SYSTEMS, INC             1,143
     500      *  NOVA CORP (GEORGIA)                       9,220
     100      *  NOVADIGM, INC                               428
   1,600      *  NOVELL, INC                               8,000
  25,652      *  NOVELLUS SYSTEMS, INC                 1,040,509
     100      *  NUANCE COMMUNICATIONS, INC                1,004
     100      *  NUMERICAL TECHNOLOGIES, INC                 987
     600      *  NVIDIA CORP                              38,953
     500      *  NX NETWORKS, INC                            406

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
     300      *  NYFIX, INC                         $      6,881
     700      *  OAK TECHNOLOGY, INC                       4,134
   8,230      *  ON SEMICONDUCTOR CORP                    43,979
     300      *  ONYX SOFTWARE CORP                        2,409
     600      *  OPEN MARKET, INC                            787
   1,022      *  OPENWAVE SYSTEMS, INC                    20,276
 171,896      *  ORACLE CORP                           2,575,002
     100      *  OTG SOFTWARE, INC                           632
     200      *  PACKETEER, INC                              606
     200      *  PAC-WEST TELECOMM, INC                      700
   7,769      *  PALM, INC                                65,308
     600      *  PARADYNE NETWORKS, INC                      993
   2,500      *  PARAMETRIC TECHNOLOGY CORP               22,656
     400      *  PAXSON COMMUNICATIONS CORP                3,900
   5,450         PAYCHEX, INC                            201,990
     900      *  P-COM, INC                                1,153
     200      *  PC-TEL, INC                               1,500
   2,000      *  PEOPLESOFT, INC                          46,875
   2,650      *  PEREGRINE SYSTEMS, INC                   51,675
     400      *  PERICOM SEMICONDUCTOR CORP                5,150
     800      *  PEROT SYSTEMS CORP (CLASS A)              8,760
     100      *  PERSISTENCE SOFTWARE, INC                   100
     300      *  PHOENIX TECHNOLOGIES LTD                  4,162
     300      *  PHOTRONICS, INC                           7,406
     100      *  PIXELWORKS, INC                           1,000
     600      *  PLANTRONICS, INC                         10,662
     500      *  PLEXUS CORP                              12,812
     200      *  PLX TECHNOLOGY, INC                         881
   5,900      *  PMC-SIERRA, INC                         149,860
     700      *  POLYCOM, INC                              8,662
   1,200      *  PORTAL SOFTWARE, INC                     10,125
     300      *  POWER INTEGRATIONS, INC                   5,175
     402      *  POWERTEL, INC                            22,110
     600      *  POWERWAVE TECHNOLOGIES, INC               8,175
     300      *  PREDICTIVE SYSTEMS, INC                     609
     100      *  PREVIEW SYSTEMS, INC                        271
     300      *  PRI AUTOMATION, INC                       5,137
     100      *  PRIMUS KNOWLEDGE SOLUTIONS, INC             375
     200      *  PROBUSINESS SERVICES, INC                 4,387
     100      *  PROCOM TECHNOLOGY, INC                      862
     400      *  PRODIGY COMMUNICATIONS CORP
                   (CLASS A)                               1,300
   1,650      *  PROFIT RECOVERY GROUP
                   INTERNATIONAL, INC                     10,312
     400      *  PROGRESS SOFTWARE CORP                    5,800
     400      *  PROXICOM, INC                             1,175
     300      *  PROXIM, INC                               3,018
     500      *  PUMATECH, INC                             1,875
     300      *  PURCHASEPRO.COM, INC                      2,175
   1,205      *  QLOGIC CORP                              27,112
     100      *  QRS CORP                                    850
  25,100      *  QUALCOMM, INC                         1,421,287
   2,050      *  QUANTUM CORP - HARD DISK DRIVE
                   GROUP                                  21,648
     200      *  QUEST SOFTWARE, INC                       3,550
     200      *  QUICKLOGIC CORP                           1,112
     100     b*  QUINTUS CORP                                  7

32  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
   2,100      *  QUOKKA SPORTS, INC                 $        131
     200      *  RADIANT SYSTEMS, INC                      2,762
     200      *  RADISYS CORP                              3,400
     200      *  RAINBOW TECHNOLOGIES, INC                 1,000
   1,000      *  RAMBUS, INC                              20,600
     500      *  RARE MEDIUM GROUP, INC                    3,175
   2,700      *  RATIONAL SOFTWARE CORP                   47,925
     200      *  RAZORFISH, INC (CLASS A)                     87
     800      *  REALNETWORKS, INC                         5,650
   1,000      *  RED HAT, INC                              6,090
   2,600      *  REDBACK NETWORKS, INC                    34,008
     300      *  REMEDY CORP                               5,775
     100      *  RESEARCH FRONTIERS, INC                   1,825
     648      *  RETEK, INC                               12,190
   1,500      *  RF MICRO DEVICES, INC                    17,531
     577      *  RIVERSTONE NETWORKS, INC                  5,373
     400      *  ROBOTIC VISION SYSTEMS, INC                 975
     200      *  ROGERS CORP                               7,102
     550      *  RSA SECURITY, INC                        13,578
     100      *  RUDOLPH TECHNOLOGIES, INC                 3,468
     200      *  RURAL CELLULAR CORP (CLASS A)             5,387
     400      *  S1 CORP                                   2,900
     100      *  SAFEGUARD SCIENTIFICS, INC                  559
     100      *  SAGENT TECHNOLOGY, INC                      175
     100      *  SANCHEZ COMPUTER ASSOCIATES, INC            737
     600      *  SANDISK CORP                             12,225
  25,752      *  SANMINA CORP                            503,773
   1,000      *  SAPIENT CORP                              7,187
     100      *  SATCON TECHNOLOGY CORP                    1,012
     600      *  SAVVIS COMMUNICATIONS CORP                  262
     300      *  SAWTEK, INC                               5,343
     100      *  SBS TECHNOLOGIES, INC                     1,487
   1,500      *  SCI SYSTEMS, INC                         27,300
     400      *  SCIENT CORP                                 787
   2,100         SCIENTIFIC-ATLANTA, INC                  87,339
     100      *  SCM MICROSYSTEMS, INC                     1,543
     200      *  SEACHANGE INTERNATIONAL, INC              2,687
     300      *  SECURE COMPUTING CORP                     2,887
     200      *  SEMITOOL, INC                             1,800
     800      *  SEMTECH CORP                             23,550
     300      *  SENSORMATIC ELECTRONICS CORP              5,700
     300      *  SERENA SOFTWARE, INC                      2,737
  17,900      *  SIEBEL SYSTEMS, INC                     486,880
     400      *  SILICON IMAGE, INC                        1,475
     900      *  SILICON STORAGE TECHNOLOGY, INC           7,812
     100      *  SILICON VALLEY GROUP, INC                 2,750
     100      *  SILICONIX, INC                            3,025
     100      *  SILVERSTREAM SOFTWARE, INC                  946
     300      *  SIPEX CORP                                2,803
     400      *  SITEL CORP                                1,120
     200      *  SMARTDISK CORP                              564
  36,382      *  SOLECTRON CORP                          691,621
     400      *  SOMERA COMMUNICATIONS, INC                1,800
     100      *  SONIC FOUNDRY, INC                          150
   1,200      *  SONICBLUE, INC                            5,700
     300      *  SONICWALL, INC                            3,656

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
     200      *  SONUS NETWORKS, INC                $      3,990
     100      *  SORRENTO NETWORKS CORP                      618
     100      *  SPECTRALINK CORP                            968
     200      *  SPEEDFAM-IPEC, INC                        1,293
     100      *  SPSS, INC                                 1,693
     600      *  STARBASE CORP                             1,331
     500      *  STARMEDIA NETWORK, INC                    1,500
  96,967      *  SUN MICROSYSTEMS, INC                 1,490,382
     500      *  SUNGARD DATA SYSTEMS, INC                24,615
     100      *  SUPERTEX, INC                             1,262
     300      *  SVI SOLUTIONS, INC                          309
   1,500      *  SYCAMORE NETWORKS, INC                   15,000
     200      *  SYKES ENTERPRISES, INC                    1,093
     900      *  SYMANTEC CORP                            37,631
   1,900         SYMBOL TECHNOLOGIES, INC                 66,310
     450      *  SYMMETRICOM, INC                          5,456
     400      *  SYNOPSYS, INC                            18,775
     400      *  SYSTEMS & COMPUTER TECHNOLOGY
                   CORP                                    3,675
     100      *  TAKE-TWO INTERACTIVE SOFTWARE,
                   INC                                     1,426
     200      *  TANNING TECHNOLOGY CORP                     725
     200      *  TECH DATA CORP                            5,900
     300         TECHNITROL, INC                           7,467
     300      *  TECHNOLOGY SOLUTIONS CO                     665
     600      *  TEKELEC                                  10,800
     700      *  TELAXIS COMMUNICATIONS CORP               1,028
     300      *  TELECORP PCS, INC (CLASS A)               4,518
  16,300      *  TELLABS, INC                            663,206
     200      *  TELOCITY, INC                               425
     400      *  TENFOLD CORP                                125
   2,400      *  TERADYNE, INC                            79,200
     500      *  TERAYON COMMUNICATION SYSTEMS,
                   INC                                     2,281
  50,657         TEXAS INSTRUMENTS, INC                1,569,353
     200      *  THERMA-WAVE, INC                          2,525
     300      *  THREE-FIVE SYSTEMS, INC                   3,660
   1,700      *  TIBCO SOFTWARE, INC                      14,450
     700      *  TITAN CORP                               12,579
     300      *  TIVO, INC                                 1,556
     100      *  TOLLGRADE COMMUNICATIONS, INC             2,575
     500         TOTAL SYSTEM SERVICES, INC               12,300
     300      *  TRANSACTION SYSTEMS ARCHITECTS,
                   INC (CLASS A)                           2,146
   1,100      *  TRANSWITCH CORP                          14,437
     200      *  TRICORD SYSTEMS, INC                      1,100
     300      *  TRIMBLE NAVIGATION LTD                    5,681
     800      *  TRIQUINT SEMICONDUCTOR, INC              11,850
     300      *  TRIZETTO GROUP, INC                       4,181
     100      *  TUMBLEWEED COMMUNICATIONS CORP              193
     200      *  TURNSTONE SYSTEMS, INC                    1,506
     200      *  TUT SYSTEMS, INC                            621
     100      *  ULTIMATE ELECTRONICS, INC                 2,500
     200      *  ULTRATECH STEPPER, INC                    4,925
   2,850      *  UNISYS CORP                              39,900
     100      *  UNIVERSAL ACCESS, INC                       570
     100      *  UNIVERSAL DISPLAY CORP                    1,031
   3,100     b*  US INTERACTIVE, INC                         193

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  33

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     100      *  US WIRELESS CORP                   $        293
     500      *  USINTERNETWORKING, INC                      578
     400      *  VA LINUX SYSTEMS, INC                     1,200
     400      *  VARIAN SEMICONDUCTOR EQUIPMENT
                   ASSOCIATES, INC                        12,775
     100      *  VASCO DATA SECURITY
                   INTERNATIONAL, INC                        543
     300      *  VEECO INSTRUMENTS, INC                   12,468
     100      *  VERADO HOLDINGS, INC (CLASS B)               65
   6,507      *  VERISIGN, INC                           230,591
  19,126      *  VERITAS SOFTWARE CORP                   884,386
     400      *  VERITY, INC                               9,075
     300      *  VERTEL CORP                                 399
     200      *  VERTEX INTERACTIVE, INC                     375
   1,100      *  VERTICALNET, INC                          2,233
     200      *  VIADOR, INC                                  87
     200      *  VIALINK CO                                  587
     500      *  VIANT CORP                                1,250
     600      *  VIASYSTEMS GROUP, INC                     1,800
     100      *  VICINITY CORP                               178
     200      *  VICOR CORP                                4,100
     200      *  VIEWPOINT CORP                              893
   2,600      *  VIGNETTE CORP                            16,737
     200      *  VISHAY INTERTECHNOLOGY, INC               3,980
     400      *  VISUAL NETWORKS, INC                      1,425
   2,500      *  VITESSE SEMICONDUCTOR CORP               59,531
     800      *  VITRIA TECHNOLOGY, INC                    3,050
     100      *  VYYO, INC                                   203
     200      *  WATCHGUARD TECHNOLOGIES, INC              1,650
     600      *  WAVE SYSTEMS CORP (CLASS A)               2,737
     452      *  WEBMETHODS, INC                           9,435
     100      *  WEBTRENDS CORP                              900
   7,300      *  WEBVAN GROUP, INC                         1,140
     200      *  WESCO INTERNATIONAL, INC                  1,850
     300      *  WESTELL TECHNOLOGIES, INC (CLASS
                   A)                                      1,012
     600      *  WESTERN DIGITAL CORP                      2,856
     100      *  WHITE ELECTRONIC DESIGNS CORP               525
     800      *  WIND RIVER SYSTEMS, INC                  18,600
     200      *  WIRELESS FACILITIES, INC                    825
  14,532      *  XILINX, INC                             510,436
     300      *  XYBERNAUT CORP                              597
   3,754      *  YAHOO!, INC                              59,125
     300      *  ZEBRA TECHNOLOGIES CORP (CLASS A)        11,437
     200      *  ZIXIT CORP                                1,406
     200      *  ZORAN CORP                                3,062
     200      *  Z-TEL TECHNOLOGIES, INC                     725
     200      *  ZYGO CORP                                 3,787
                                                    ------------
                 TOTAL TECHNOLOGY                     49,308,854
                                                    ------------
TRANSPORTATION -- 0.13%
     400      *  AIRTRAN HOLDINGS, INC                     3,136
     500      *  ATLANTIC COAST AIRLINES HOLDINGS,
                   INC                                    10,500
     200      *  ATLAS AIR WORLDWIDE HOLDINGS, INC         5,630
     800         C.H. ROBINSON WORLDWIDE, INC             21,900

--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
     100      *  EGL, INC                           $      2,437
     500         EXPEDITORS INTERNATIONAL OF
                   WASHINGTON, INC                        25,218
   1,050      *  FORWARD AIR CORP                         34,321
     950      *  FRONTIER AIRLINES, INC                   11,578
     500      *  KANSAS CITY SOUTHERN INDUSTRIES,
                   INC                                     7,100
     100      *  KNIGHT TRANSPORTATION, INC                2,437
     100      *  LANDSTAR SYSTEM, INC                      6,775
     200      *  MESA AIR GROUP, INC                       1,675
     100      *  MESABA HOLDINGS, INC                      1,112
     300      *  NORTHWEST AIRLINES CORP (CLASS A)         6,787
     100      *  SABRE HOLDINGS CORP                       4,617
     500         SKYWEST, INC                             11,625
     200      *  SWIFT TRANSPORTATION CO, INC              3,700
     300      *  U.S. AIRWAYS GROUP, INC                  10,635
     100         UNITED PARCEL SERVICE, INC (CLASS
                   B)                                      5,690
                                                    ------------
                 TOTAL TRANSPORTATION                    176,873
                                                    ------------
UTILITIES -- 3.36%
     400      *  ADELPHIA BUSINESS SOLUTIONS, INC          1,900
   1,000      *  ADVANCED RADIO TELECOM CORP                 281
   4,400      *  AES CORP                                219,824
     100      *  AIRGATE PCS, INC                          3,762
     200      *  ALAMOSA HOLDINGS, INC                     2,112
   1,400      *  ALLEGIANCE TELECOM, INC                  20,650
     400         ALLTEL CORP                              20,984
  13,900      *  AMERICAN TOWER CORP (CLASS A)           257,150
   3,223      *  ARCH WIRELESS, INC                        2,014
     100      *  ARGUSS COMMUNICATIONS, INC                  590
   2,200      *  A T & T WIRELESS GROUP                   42,196
     100         BLACK HILLS CORP                          4,571
  12,000      *  CALPINE CORP                            660,840
     100      *  CHOICE ONE COMMUNICATIONS, INC              618
     100      *  COMMONWEALTH TELEPHONE
                   ENTERPRISES, INC                        3,450
     100         CT COMMUNICATIONS, INC                    1,275
     100      *  DIGITAL LIGHTWAVE, INC                    1,787
     300      *  DITECH COMMUNICATIONS CORP                3,393
     400      *  DSL.NET, INC                                387
   2,500         DYNEGY, INC (CLASS A)                   127,525
     500     b*  E.SPIRE COMMUNICATIONS, INC                 171
     532      *  EARTHLINK, INC                            6,450
     100      *  ELECTRIC LIGHTWAVE, INC (CLASS A)           209
   9,600         ENRON CORP                              550,985
     100      *  FIBERNET TELECOM GROUP, INC                 268
     200      *  GLENAYRE TECHNOLOGIES, INC                  431
   4,500      *  GLOBAL TELESYSTEMS, INC                   3,420
   1,200     b*  ICG COMMUNICATIONS, INC                     102
     300      *  IDT CORP                                  6,075
     100      *  IMPSAT FIBER NETWORKS, INC                  425
     600      *  INTERMEDIA COMMUNICATIONS, INC           10,425
     200         INTER-TEL, INC                            2,037
     600      *  ITC DELTACOM, INC                         3,525
     100      *  L-3 COMMUNICATIONS HOLDINGS, INC          7,895
     200      *  LATITUDE COMMUNICATIONS, INC                796
     300      *  LEAP WIRELESS INTERNATIONAL, INC          8,418


34  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND


--------------------------------------------------------------------------------
 SHARES                                                VALUE
--------------------------------------------------------------------------------
UTILITIES -- (CONTINUED)
  21,900      *  LEVEL 3 COMMUNICATIONS, INC        $    380,512
   5,316      *  MCLEODUSA, INC (CLASS A)                 46,016
   4,034      *  METROMEDIA FIBER NETWORK, INC
                   (CLASS A)                              22,106
     100      *  NEON COMMUNICATIONS, INC                    500
     100      *  NET2000 COMMUNICATIONS, INC                 306
     100      *  NETWORK PLUS CORP                           390
  17,000      *  NEXTEL COMMUNICATIONS, INC (CLASS
                   A)                                    244,375
     700     b*  NORTHPOINT COMMUNICATIONS GROUP,
                   INC                                        12
     100      *  NRG ENERGY, INC                           3,640
     100      *  NTELOS, INC                               1,925
     700      *  PRICE COMMUNICATIONS CORP                12,047
     300      *  PRIMUS TELECOMMUNICATIONS GROUP,
                   INC                                       993
   1,780      *  PSINET, INC                                 389
   6,475      *  QWEST COMMUNICATIONS
                   INTERNATIONAL, INC                    226,948
   1,100      *  RHYTHMS NETCONNECTIONS, INC                 481
     300      *  SBA COMMUNICATIONS CORP                   4,743
  26,000      *  SPRINT CORP (PCS GROUP)                 494,000
     800      *  TALK.COM, INC                             1,800
   2,100      *  TELIGENT, INC (CLASS A)                   1,246
     800      *  TIME WARNER TELECOM, INC (CLASS
                   A)                                     29,100
     500      *  TRITON PCS HOLDINGS, INC (CLASS
                   A)                                     16,656
   1,542      *  TYCOM LTD                                20,277
     100      *  U.S. CELLULAR CORP                        6,350
       6      *  VAST SOLUTIONS, INC (CLASS B1)                0
       6      *  VAST SOLUTIONS, INC (CLASS B2)                0
       6      *  VAST SOLUTIONS, INC (CLASS B3)                0

--------------------------------------------------------------------------------
SHARES/PRINCIPAL                                       VALUE
--------------------------------------------------------------------------------
     300      *  VIA NET.WORKS, INC                 $        787
     200      *  VIASAT, INC                               3,025
     400      *  VIRATA CORP                               5,225
   3,445      *  VOICESTREAM WIRELESS CORP               318,231
   5,700      *  WEBLINK WIRELESS, INC                       712
     100      *  WEST CORP                                 2,237
     800      *  WESTERN WIRELESS CORP (CLASS A)          32,500
     500      *  WILLIAMS COMMUNICATIONS GROUP,
                   INC                                     4,500
   1,650      *  WINSTAR COMMUNICATIONS, INC               3,557
  29,055      *  WORLDCOM, INC                           542,965
   2,986      *  XO COMMUNICATIONS, INC (CLASS A)         20,902
                                                    ------------
                 TOTAL UTILITIES                       4,426,394
                                                    ------------
TOTAL COMMON STOCK
(Cost $187,965,460)                                  129,617,681
                                                    ------------


SHORT TERM INVESTMENT -- 1.87%
U.S. GOVERNMENT AND AGENCY -- 1.87%
                 FEDERAL HOME LOAN BANK (FHLB)
$2,465,000       5.130%, 04/02/01                      2,464,649
                                                    ------------
TOTAL SHORT TERM INVESTMENT
(Cost $2,464,649)                                      2,464,649
                                                    ------------
TOTAL PORTFOLIO -- 100.18%
(Cost $190,510,109)                                  132,162,330
OTHER ASSETS & LIABILITIES, NET -- (0.18)%              (238,260)
                                                    ------------
                             NET ASSETS -- 100.00%  $131,924,070
                                                    ============

---------------
* Non-income producing
b In bankruptcy

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  35

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND
                      STATEMENT OF INVESTMENTS (UNAUDITED)

                                 March 31, 2001

--------------------------------------------------------------------------------
PRINCIPAL/SHARES                                       VALUE
--------------------------------------------------------------------------------
BONDS -- 0.04%
CORPORATE BONDS -- 0.04%
TECHNOLOGY -- 0.04%
                  MAYAN NETWORKS
$   50,000        5.250%, 11/01/05                  $     50,000
                                                    ------------
                  TOTAL TECHNOLOGY                        50,000
                                                    ------------
TOTAL CORPORATE BONDS
(Cost $50,000)                                            50,000
                                                    ------------
TOTAL BONDS
(Cost $50,000)                                            50,000
                                                    ------------
COMMON STOCK -- 98.56%
AEROSPACE & DEFENSE -- 0.80%
     5,900        BOEING CO                              328,689
     3,712        GENERAL DYNAMICS CORP                  232,890
     7,552     *  GENERAL MOTORS CORP (CLASS H)          147,264
     2,900        LOCKHEED MARTIN CORP                   103,385
       400        NORTHROP GRUMMAN CORP                   34,800
       300        PERKINELMER, INC                        15,735
     2,200        RAYTHEON CO (CLASS B)                   64,636
                                                    ------------
                  TOTAL AEROSPACE & DEFENSE              927,399
                                                    ------------
BASIC INDUSTRIES -- 4.54%
     1,300        AIR PRODUCTS & CHEMICALS, INC           49,920
     1,100        ALCAN, INC                              39,600
    14,144        ALCOA, INC                             508,476
       400        ALLEGHENY TECHNOLOGIES, INC              6,964
     4,388        ARCH COAL, INC                         131,552
       100        BALL CORP                                4,587
     2,400     *  BARRICK GOLD CORP (U.S.)                34,296
       500        BEMIS CO                                16,545
       200     *  BETHLEHEM STEEL CORP                       484
       400        BLACK & DECKER CORP                     14,700
       200        BOISE CASCADE CORP                       6,280
       400        CENTEX CORP                             16,660
    19,718        CONSOL ENERGY, INC                     680,271
       300        CROWN CORK & SEAL CO, INC                1,215
    14,239        DOW CHEMICAL CO                        449,525
    16,285        DU PONT (E.I.) DE NEMOURS & CO         662,799
       600        EASTMAN CHEMICAL CO                     29,532
       700        ECOLAB, INC                             29,694
       600        ENGELHARD CORP                          15,516
       600        FLUOR CORP (NEW)                        26,700
       100     *  FMC CORP                                 7,364
     1,100     *  FREEPORT-MCMORAN COPPER & GOLD,
                    INC (CLASS B)                         14,355
     1,405        GEORGIA-PACIFIC GROUP                   41,307
       600        GOODRICH (B.F.) CO                      23,022
       100     *  GRACE W.R. & CO                            230
       300        GREAT LAKES CHEMICAL CORP                9,222
       500        HERCULES, INC                            6,495
     2,200        HOMESTAKE MINING CO                     11,572
    60,696     *  INCO LTD                               900,121
     3,141        INTERNATIONAL PAPER CO                 113,327
       200        KB HOME                                  6,528
     3,600        KIMBERLY-CLARK CORP                    244,188

--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
       900        LOUISIANA PACIFIC CORP            $      8,649
     2,700        MASCO CORP                              65,178
     4,932        MASSEY ENERGY CO                       117,973
       500        MEAD CORP                               12,545
       800        NEWMONT MINING CORP                     12,896
       400        NUCOR CORP                              16,028
       300     *  OWENS-ILLINOIS, INC                      2,550
       700     *  PACTIV CORP                              8,477
       436        PHELPS DODGE CORP                       17,518
     2,200        PLACER DOME, INC (U.S.)                 19,030
       200        POTLATCH CORP                            6,390
     1,100        PPG INDUSTRIES, INC                     50,699
     1,000        PRAXAIR, INC                            44,650
       200        PULTE CORP                               8,082
     1,400        ROHM & HAAS CO                          43,134
       400     *  SEALED AIR CORP                         13,332
       900        SHERWIN-WILLIAMS CO                     22,932
       600        SIGMA ALDRICH CORP                      28,725
    18,939     *  SMURFIT-STONE CONTAINER CORP           252,078
       600        STANLEY WORKS CO                        19,770
       200        TEMPLE-INLAND, INC                       8,850
       300        USX-US STEEL GROUP, INC                  4,407
       600        VULCAN MATERIALS CO                     28,098
       600        WESTVACO CORP                           14,538
     5,988        WEYERHAEUSER CO                        304,130
       500        WILLAMETTE INDUSTRIES, INC              23,000
     1,700        WORTHINGTON INDUSTRIES, INC             15,810
                                                    ------------
                  TOTAL BASIC INDUSTRIES               5,272,516
                                                    ------------
CONSUMER CYCLICAL -- 9.69%
       300        AMERICAN GREETINGS CORP (CLASS
                    A)                                     3,180
    54,905     *  AOL TIME WARNER, INC                 2,204,436
     8,360        AUTOLIV, INC                           130,750
     1,700     *  BED BATH & BEYOND, INC                  41,756
       600        BRUNSWICK CORP                          11,778
     3,900        CARNIVAL CORP                          107,913
     9,239     *  CLEAR CHANNEL COMMUNICATIONS,
                    INC                                  503,063
     6,240     *  COMCAST CORP (CLASS A) (SPECIAL)       261,690
       600     *  CONSOLIDATED STORES CORP                 6,030
       300        COOPER TIRE & RUBBER CO                  3,405
       800        DANA CORP                               13,744
       900        DANAHER CORP                            49,104
       800        DARDEN RESTAURANTS, INC                 19,000
     3,400        DELPHI AUTOMOTIVE SYSTEMS CORP          48,178
       500        DILLARDS, INC (CLASS A)                 10,970
    22,015        DISNEY (WALT) CO                       629,629
     1,925        DOLLAR GENERAL CORP                     39,347
       600        DONNELLEY (R.R.) & SONS CO              15,732
       500        DOW JONES & CO, INC                     26,175
     2,100        EASTMAN KODAK CO                        83,769
     1,300     *  FEDERATED DEPARTMENT STORES, INC        54,015
    12,497        FORD MOTOR CO (NEW)                    351,415
     1,800        GANNETT CO, INC                        107,496
     5,750        GAP, INC                               136,390
     3,603        GENERAL MOTORS CORP                    186,815
     1,600        GENUINE PARTS CO                        41,456

36  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND


--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
     1,400        GOODYEAR TIRE & RUBBER CO         $     33,390
    45,513     *  GYMBOREE CORP                          455,130
       200        HARCOURT GENERAL, INC                   11,134
       600     *  HARRAH'S ENTERTAINMENT, INC             17,658
     2,100        HILTON HOTELS CORP                      21,945
     1,900        INTERPUBLIC GROUP OF COS, INC           65,265
       500        JOHNSON CONTROLS, INC                   31,230
     2,600     *  KMART CORP                              24,440
       400        KNIGHT-RIDDER, INC                      21,484
     2,200     *  KOHL'S CORP                            135,718
     1,100        LEGGETT & PLATT, INC                    21,153
     2,500        LIMITED, INC                            39,300
       300        LIZ CLAIBORNE, INC                      14,115
     1,600        MARRIOTT INTERNATIONAL, INC
                    (CLASS A)                             65,888
     1,900        MAY DEPARTMENT STORES CO                67,412
       400        MAYTAG CORP                             12,900
     8,785        MCDONALD'S CORP                        233,241
     1,200        MCGRAW-HILL COS, INC                    71,580
       200        MEREDITH CORP                            6,982
        60     *  NEIMAN MARCUS GROUP, INC (CLASS
                    B)                                     1,812
     1,000        NEW YORK TIMES CO (CLASS A)             40,970
     1,800        NIKE, INC (CLASS B)                     72,990
       700        NORDSTROM, INC                          11,396
     1,200        OMNICOM GROUP, INC                      99,456
     1,400        PENNEY (J.C.) CO, INC                   22,386
       100        POLAROID CORP                              426
       300     *  REEBOK INTERNATIONAL LTD                 7,458
       100        RUSSELL CORP                             1,870
     2,300        SEARS ROEBUCK & CO                      81,121
     8,785     *  SIX FLAGS, INC                         169,989
       500        SNAP-ON, INC                            14,560
     1,100     *  STARBUCKS CORP                          46,681
     4,200        SYSCO CORP                             111,342
    11,070        TARGET CORP                            399,405
       800        TIFFANY & CO                            21,800
     1,700        TJX COS, INC                            54,400
     1,840        TRIBUNE CO                              74,961
       900     *  TRICON GLOBAL RESTAURANTS, INC          34,371
       600        TRW, INC                                20,400
     1,200     *  UNIVISION COMMUNICATIONS, INC
                    (CLASS A)                             45,792
       600        V.F. CORP                               21,000
    19,581     *  VIACOM, INC (CLASS B)                  860,976
       614        VISTEON CORP                             9,234
    50,708        WAL-MART STORES, INC                 2,560,754
       600        WENDY'S INTERNATIONAL, INC              13,392
       400        WHIRLPOOL CORP                          19,996
                                                    ------------
                  TOTAL CONSUMER CYCLICAL             11,256,139
                                                    ------------
CONSUMER NON-CYCLICAL -- 8.71%
       300        ALBERTO CULVER CO (CLASS B)             11,898
     2,741        ALBERTSON'S, INC                        87,218
    16,065        ANHEUSER-BUSCH COS, INC                737,865
     4,265        ARCHER DANIELS MIDLAND CO               56,084

--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
       700     *  AUTOZONE, INC                     $     19,614
     1,723        AVON PRODUCTS, INC                      68,902
     1,200     *  BEST BUY CO, INC                        43,152
       400        BROWN FORMAN, INC (CLASS B)             24,780
     1,700        CAMPBELL SOUP CO                        50,779
     1,100        CIRCUIT CITY STORES (CIRCUIT
                    CITY GROUP)                           11,660
    10,366        CLOROX CO                              326,010
    16,700        COCA COLA CO                           754,172
     2,500        COCA COLA ENTERPRISES, INC              44,450
    12,284        COLGATE PALMOLIVE CO                   678,813
     3,100        CONAGRA FOODS, INC                      56,544
     4,060        COORS (ADOLPH) CO (CLASS B)            265,686
     2,900     *  COSTCO WHOLESALE CORP                  113,825
     4,909        CVS CORP                               287,127
     1,900        GENERAL MILLS, INC                      81,719
    11,071        GILLETTE CO                            345,083
       700        HASBRO, INC                              9,030
     2,100        HEINZ (H.J.) CO                         84,420
       900        HERSHEY FOODS CORP                      62,388
    33,766        HOME DEPOT, INC                      1,455,314
       900        INTERNATIONAL FLAVORS &
                    FRAGRANCES, INC                       19,854
     2,600        KELLOGG CO                              70,278
     5,500     *  KROGER CO                              141,845
       200        LONGS DRUG STORES CORP                   5,912
     3,997        LOWE'S COS, INC                        233,624
     2,600        MATTEL, INC                             46,124
     1,600        NEWELL RUBBERMAID, INC                  42,400
     1,600     *  OFFICE DEPOT, INC                       14,000
    17,022        PEPSICO, INC                           748,116
    14,900        PHILIP MORRIS COS, INC                 707,005
     9,832        PROCTER & GAMBLE CO                    615,483
       800        QUAKER OATS CO                          78,400
     1,100        RADIOSHACK CORP                         40,359
     1,400        RALSTON PURINA CO                       43,610
     3,300     *  SAFEWAY, INC                           181,995
     5,500        SARA LEE CORP                          118,690
     2,700     *  STAPLES, INC                            40,162
     1,200        SUPERVALU, INC                          15,996
       137        THE SWATCH GROUP AG. (BR)              143,273
     1,300     *  TOYS 'R' US, INC                        32,630
       300        TUPPERWARE CORP                          7,158
    12,703        UNILEVER NV (NEW YORK SHS)             668,685
       900        UST, INC                                27,045
     6,800        WALGREEN CO                            277,440
     1,400        WINN-DIXIE STORES, INC                  39,718
     1,500        WRIGLEY (WM) JR CO                      72,375
                                                    ------------
                  TOTAL CONSUMER NON-CYCLICAL         10,108,710
                                                    ------------
ENERGY -- 7.02%
       500        AMERADA HESS CORP                       39,060
     1,627        ANADARKO PETROLEUM CORP                102,143
       800        APACHE CORP                             46,088
     1,100        ASHLAND, INC                            42,240
    14,506        BAKER HUGHES, INC                      526,712
     9,816        BURLINGTON RESOURCES, INC              439,266

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  37

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND


--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
ENERGY -- (CONTINUED)
     4,300        CHEVRON CORP                      $    377,540
    12,277        CONOCO, INC (CLASS B)                  346,825
       800        DEVON ENERGY CORP (NEW)                 46,560
     5,430        DIAMOND OFFSHORE DRILLING, INC         213,670
       700        EOG RESOURCES, INC                      28,861
    43,391        EXXON MOBIL CORP                     3,514,671
     2,900        HALLIBURTON CO                         106,575
       600        KERR-MCGEE CORP                         38,940
       300        MCDERMOTT INTERNATIONAL, INC             3,795
       900     *  NABORS INDUSTRIES, INC                  46,656
       800     *  NOBLE DRILLING CORP                     36,928
     2,200        OCCIDENTAL PETROLEUM CORP               54,450
     1,700        PHILLIPS PETROLEUM CO                   93,585
       500     *  ROWAN COS, INC                          13,750
    23,710        ROYAL DUTCH PETROLEUM CO (NEW
                    YORK SHS)                          1,314,482
     3,900        SCHLUMBERGER LTD                       224,679
       700        SUNOCO, INC                             22,701
     3,500        TEXACO, INC                            232,400
       900        TOSCO CORP                              38,484
     2,116        TRANSOCEAN SEDCO FOREX, INC             91,728
     1,700        UNOCAL CORP                             58,769
     2,000        USX-MARATHON GROUP, INC                 53,900
                                                    ------------
                  TOTAL ENERGY                         8,155,458
                                                    ------------
FINANCIAL SERVICES -- 17.68%
    11,530        ACE LTD                                423,842
     3,500        AFLAC, INC                              96,390
     6,827        ALLSTATE CORP                          286,324
       600        AMBAC FINANCIAL GROUP, INC              38,058
     8,900        AMERICAN EXPRESS CO                    367,570
     3,300        AMERICAN GENERAL CORP                  126,225
    25,167        AMERICAN INTERNATIONAL GROUP,
                    INC                                2,025,944
     2,200        AMSOUTH BANCORPORATION                  36,982
     1,600        AON CORP                                56,800
    23,297        BANK OF AMERICA CORP                 1,275,510
     5,000        BANK OF NEW YORK CO, INC               246,200
     7,700        BANK ONE CORP                          278,586
     2,600        BB&T CORP                               91,442
       700        BEAR STEARNS COS, INC                   32,018
     1,200        CAPITAL ONE FINANCIAL CORP              66,600
     1,310        CHARTER ONE FINANCIAL, INC              37,073
     1,100        CHUBB CORP                              79,684
       900        CINCINNATI FINANCIAL CORP               34,143
     1,600        CIT GROUP, INC (CLASS A)                46,208
    58,435        CITIGROUP, INC                       2,628,406
     1,200        COMERICA, INC                           73,800
     1,800        CONSECO, INC                            28,980
       700        COUNTRYWIDE CREDIT INDUSTRIES,
                    INC                                   34,545
     4,700        FREDDIE MAC                            304,701
     3,100        FIFTH THIRD BANCORP                    165,656
     6,500        FIRST UNION CORP                       214,500
    22,035        FLEETBOSTON FINANCIAL CORP             831,821
    13,971        FANNIE MAE                           1,112,091
     1,500        FRANKLIN RESOURCES, INC                 58,665
     1,000        GOLDEN WEST FINANCIAL CORP              64,900

--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
     1,500        HARTFORD FINANCIAL SERVICES
                    GROUP, INC                      $     88,500
     3,100        HOUSEHOLD INTERNATIONAL, INC           183,644
     1,217        HUNTINGTON BANCSHARES, INC              17,342
       600        JEFFERSON-PILOT CORP                    40,734
     8,346        JOHN HANCOCK FINANCIAL SERVICES,
                    INC                                  320,903
    23,412        JP MORGAN CHASE & CO                 1,051,198
     2,800        KEYCORP                                 72,240
     4,328        LEHMAN BROTHERS HOLDINGS, INC          271,365
     1,200        LINCOLN NATIONAL CORP                   50,964
    21,689        MANULIFE FINANCIAL CORP                572,323
     1,800        MARSH & MCLENNAN COS, INC              171,054
       600        MBIA, INC                               48,408
     5,700        MBNA CORP                              188,670
    10,053        MELLON FINANCIAL CORP                  407,347
     7,953        MERRILL LYNCH & CO, INC                440,596
    19,097        METLIFE, INC                           573,864
       700        MGIC INVESTMENT CORP                    47,894
    13,577        MORGAN STANLEY DEAN WITTER & CO        726,369
     4,000        NATIONAL CITY CORP                     107,000
     5,589        NORTHERN TRUST CORP                    349,312
       810        OLD KENT FINANCIAL CORP                 30,780
    58,300        OLD MUTUAL PLC                         122,670
     7,799        PNC FINANCIAL SERVICES GROUP,
                    INC                                  528,382
       500        PROGRESSIVE CORP                        48,525
     1,900        PROVIDIAN FINANCIAL CORP                93,195
     1,400        REGIONS FINANCIAL CORP                  39,812
       700        SAFECO CORP                             19,731
     9,200        SCHWAB (CHARLES) CORP                  141,864
     1,000        SOUTHTRUST CORP                         45,750
     1,400        ST. PAUL COS, INC                       61,670
     1,200        STARWOOD HOTELS & RESORTS
                    WORLDWIDE, INC                        40,812
     1,100        STATE STREET CORP                      102,740
     1,300        STILWELL FINANCIAL, INC                 34,866
     1,900        SUNTRUST BANKS, INC                    123,120
     1,800        SYNOVUS FINANCIAL CORP                  48,600
       700        T ROWE PRICE GROUP, INC                 21,918
       800        TORCHMARK CORP                          31,064
       900        UNION PLANTERS CORP                     34,641
     1,392        UNUMPROVIDENT CORP                      40,674
    25,109        US BANCORP (NEW)                       582,528
     1,000        USA EDUCATION, INC                      72,650
     1,400        WACHOVIA CORP                           84,350
     3,900        WASHINGTON MUTUAL, INC                 213,525
    11,500        WELLS FARGO & CO                       568,905
     6,680        XL CAPITAL LTD (CLASS A)               508,147
                                                    ------------
                  TOTAL FINANCIAL SERVICES            20,534,310
                                                    ------------
HEALTH CARE -- 14.84%
    24,887        ABBOTT LABORATORIES CO               1,174,417
       900     *  AETNA, INC (NEW)                        32,328
       900        ALLERGAN, INC                           66,735
     1,500     *  ALZA CORP                               60,750
    14,900        AMERICAN HOME PRODUCTS CORP            875,375
    15,806     *  AMGEN, INC                             951,323

38  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND


--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     1,300        APPLERA CORP (APPLIED BIOSYSTEMS
                    GROUP)                          $     36,075
       200        BARD (C.R.), INC                         9,080
       300        BAUSCH & LOMB, INC                      13,698
     8,103        BAXTER INTERNATIONAL, INC              762,816
     1,500        BECTON DICKINSON & CO                   52,980
       900     *  BIOGEN, INC                             56,981
     1,100        BIOMET, INC                             43,329
     2,400     *  BOSTON SCIENTIFIC CORP                  48,432
    24,800        BRISTOL MYERS SQUIBB CO              1,473,120
     6,941        CARDINAL HEALTH, INC                   671,541
     1,200     *  CHIRON CORP                             52,650
     1,000        CIGNA CORP                             107,360
       459     *  DURECT CORP                              3,471
     1,200     *  FOREST LABORATORIES, INC                71,088
     2,000     *  GUIDANT CORP                            89,980
     3,700        HCA-THE HEALTHCARE CO                  148,999
    14,724     *  HEALTH MANAGEMENT ASSOCIATES,
                    INC (CLASS A) (NEW)                  228,958
     2,200     *  HEALTHSOUTH CORP                        28,358
       900     *  HUMANA, INC                              9,432
     1,800        IMS HEALTH, INC                         44,820
    15,800        JOHNSON & JOHNSON                    1,382,026
     1,000     *  KING PHARMACEUTICALS, INC               40,750
    11,048        LILLY (ELI) & CO                       846,939
       500     *  MANOR CARE, INC                         10,200
     1,700        MCKESSON HBOC, INC                      45,475
     1,400     *  MEDIMMUNE, INC                          50,225
     8,100        MEDTRONIC, INC                         370,494
    28,379        MERCK & CO, INC                      2,153,966
       200        MILLIPORE CORP                           9,252
       600        PALL CORP                               13,152
    75,760        PFIZER, INC                          3,102,372
    15,005        PHARMACIA CORP                         755,801
     2,770     *  PRAECIS PHARMACEUTICALS, INC            55,226
       500     *  QUINTILES TRANSNATIONAL CORP             9,437
    16,437        SCHERING-PLOUGH CORP                   600,443
       500     *  ST. JUDE MEDICAL, INC                   26,925
     1,200        STRYKER CORP                            62,700
     8,565     *  TENET HEALTHCARE CORP                  376,860
     2,200        UNITEDHEALTH GROUP, INC                130,372
       600     *  WATSON PHARMACEUTICALS, INC             31,560
       400     *  WELLPOINT HEALTH NETWORKS, INC          38,124
                                                    ------------
                  TOTAL HEALTH CARE                   17,226,395
                                                    ------------
OTHER -- 2.84%
       500        BLOCK (H&R), INC                        25,030
     4,600     *  CENDANT CORP                            67,114
       900        CINTAS CORP                             35,478
       300        CRANE CO                                 7,815
     1,300        DOVER CORP                              46,592
     1,000        FORTUNE BRANDS, INC                     34,400
    12,088        HONEYWELL INTERNATIONAL, INC           493,190
       500        ITT INDUSTRIES, INC                     19,375
     1,200        LOEWS CORP                              71,292
       900        MOODY'S CORP                            24,804

--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
       200        NATIONAL SERVICE INDUSTRIES, INC  $      4,690
     1,000     *  ROBERT HALF INTERNATIONAL, INC          22,350
       900        TEXTRON, INC                            51,156
    39,270        TYCO INTERNATIONAL LTD               1,697,642
     9,499        UNITED TECHNOLOGIES CORP               696,276
                                                    ------------
                  TOTAL OTHER                          3,297,204
                                                    ------------
PRODUCER DURABLES -- 5.15%
     1,000     *  ALLIED WASTE INDUSTRIES, INC            15,680
       153     *  AXCELIS TECHNOLOGIES, INC                1,769
       100        BRIGGS & STRATTON CORP                   3,837
     2,300        CATERPILLAR, INC                       102,074
       500        COOPER INDUSTRIES, INC                  16,725
       200        CUMMINS ENGINE CO, INC                   7,508
     1,700        DEERE & CO                              61,778
       400        EATON CORP                              27,400
     2,900        EMERSON ELECTRIC CO                    179,800
   112,823        GENERAL ELECTRIC CO                  4,722,771
       500        GRAINGER (W.W.), INC                    16,925
     2,000        HARLEY-DAVIDSON, INC                    75,900
     2,000        ILLINOIS TOOL WORKS, INC               113,680
     1,000        INGERSOLL-RAND CO                       39,710
     2,700        MINNESOTA MINING & MANUFACTURING
                    CO                                   280,530
       300     *  NAVISTAR INTERNATIONAL CORP              6,840
       400        PACCAR, INC                             17,925
       700        PARKER HANNIFIN CORP                    27,804
     1,600        PITNEY BOWES, INC                       55,600
       400     *  POWER-ONE, INC                           5,796
     1,200        ROCKWELL INTERNATIONAL CORP             43,620
     1,000     *  THERMO ELECTRON CORP                    22,480
       300        THOMAS & BETTS CORP                      5,208
       300        TIMKEN CO                                4,695
     4,200        WASTE MANAGEMENT, INC                  103,740
     3,800        XEROX CORP                              22,762
                                                    ------------
                  TOTAL PRODUCER DURABLES              5,982,557
                                                    ------------
TECHNOLOGY -- 16.92%
       400     *  ADAPTEC, INC                             3,468
     4,700     *  ADC TELECOMMUNICATIONS, INC             39,950
     1,600        ADOBE SYSTEMS, INC                      55,952
     1,900     *  ADVANCED MICRO DEVICES, INC             50,426
     2,862     *  AGILENT TECHNOLOGIES, INC               87,949
     2,400     *  ALTERA CORP                             51,450
     1,100     *  AMERICAN POWER CONVERSION CORP          14,179
     2,300     *  ANALOG DEVICES, INC                     83,352
       400     *  ANDREW CORP                              5,750
     2,100     *  APPLE COMPUTER, INC                     46,347
     9,416     *  APPLIED MATERIALS, INC                 409,596
     1,700     *  APPLIED MICRO CIRCUITS CORP             28,050
       300        AUTODESK, INC                            9,168
     4,200        AUTOMATIC DATA PROCESSING, INC         228,396
     1,894     *  AVAYA, INC                              24,622
       700        AVERY DENNISON CORP                     36,414
     5,435     *  BEA SYSTEMS, INC                       159,653
     1,400     *  BMC SOFTWARE, INC                       30,100
     1,500     *  BROADCOM CORP (CLASS A)                 43,350

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  39

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND


--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
     1,400     *  BROADVISION, INC                  $      7,481
       800     *  CABLETRON SYSTEMS, INC                  10,320
       800     *  CERIDIAN CORP                           14,800
    75,327     *  CISCO SYSTEMS, INC                   1,191,108
     1,000     *  CITRIX SYSTEMS, INC                     21,125
    34,958        COMPAQ COMPUTER CORP                   636,235
     3,900        COMPUTER ASSOCIATES
                    INTERNATIONAL, INC                   106,080
     1,000     *  COMPUTER SCIENCES CORP                  32,350
     2,100     *  COMPUWARE CORP                          20,475
     1,000     *  COMVERSE TECHNOLOGY, INC                58,890
     1,400     *  CONEXANT SYSTEMS, INC                   12,512
     1,000     *  CONVERGYS CORP                          36,070
    10,239        CORNING, INC                           211,844
       187     *  CORVIS CORP                              1,314
    27,001     *  DELL COMPUTER CORP                     693,588
       400        DELUXE CORP                              9,468
       110     *  EFUNDS CORP                              2,117
     3,100        ELECTRONIC DATA SYSTEMS CORP           173,166
    29,303     *  EMC CORP                               861,508
       800        EQUIFAX, INC                            25,000
     6,313     *  EXODUS COMMUNICATIONS, INC              67,864
     2,700        FIRST DATA CORP                        161,217
     1,900     *  GATEWAY, INC                            31,939
     2,394     *  GLOBESPAN, INC                          52,368
    13,100        HEWLETT-PACKARD CO                     409,637
    83,538        INTEL CORP                           2,198,094
    16,748        INTERNATIONAL BUSINESS MACHINES
                    CORP                               1,610,822
     1,200     *  INTUIT, INC                             33,300
     1,100     *  JABIL CIRCUIT, INC                      23,782
    20,998     *  JDS UNIPHASE CORP                      387,150
     1,100     *  KLA-TENCOR CORP                         43,312
       800     *  LEXMARK INTERNATIONAL, INC              36,416
     4,492        LINEAR TECHNOLOGY CORP                 184,452
     1,800     *  LSI LOGIC CORP                          28,314
    51,072        LUCENT TECHNOLOGIES, INC               509,187
     1,800     *  MAXIM INTEGRATED PRODUCTS, INC          74,862
       801     *  MCDATA CORP (CLASS A)                   15,118
       500     *  MERCURY INTERACTIVE CORP                20,937
     6,480     *  MICRON TECHNOLOGY, INC                 269,114
    49,021     *  MICROSOFT CORP                       2,680,836
        41     *  MIPS TECHNOLOGIES, INC (CLASS B)           943
     1,150        MOLEX, INC                              40,573
    13,745        MOTOROLA, INC                          196,003
       500        MURATA MANUFACTURING CO LTD             41,535
     1,000     *  NATIONAL SEMICONDUCTOR CORP             26,750
       500     *  NCR CORP                                19,515
     1,900     *  NETWORK APPLIANCE, INC                  31,943
    19,116        NOKIA CORP (SPON ADR)                  458,784
    34,750        NORTEL NETWORKS CORP (U.S.)            488,237
     1,400     *  NOVELL, INC                              7,000
       800     *  NOVELLUS SYSTEMS, INC                   32,450
     8,834     *  ON SEMICONDUCTOR CORP                   47,206
    68,144     *  ORACLE CORP                          1,020,797
     3,386     *  PALM, INC                               28,463

--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
     1,300     *  PARAMETRIC TECHNOLOGY CORP        $     11,781
     2,350        PAYCHEX, INC                            87,096
     1,700     *  PEOPLESOFT, INC                         39,843
     3,466        PERLOS OYJ                              34,164
     1,844     *  PMC-SIERRA, INC                         46,837
       500     *  QLOGIC CORP                             11,250
     7,718     *  QUALCOMM, INC                          437,031
     7,579     *  SANMINA CORP                           148,264
       500     *  SAPIENT CORP                             3,593
     1,000        SCIENTIFIC-ATLANTA, INC                 41,590
     2,700     *  SIEBEL SYSTEMS, INC                     73,440
    11,212     *  SOLECTRON CORP                         213,140
    38,949     *  SUN MICROSYSTEMS, INC                  598,646
       900        SYMBOL TECHNOLOGIES, INC                31,410
       500     *  TEKTRONIX, INC                          13,645
     2,700     *  TELLABS, INC                           109,856
     1,000     *  TERADYNE, INC                           33,000
    11,700        TEXAS INSTRUMENTS, INC                 362,466
       131     *  TRANSMETA CORP                           2,521
     1,700     *  UNISYS CORP                             23,800
     7,134     *  VERITAS SOFTWARE CORP                  329,876
     1,100     *  VITESSE SEMICONDUCTOR CORP              26,193
     2,200     *  XILINX, INC                             77,275
     4,962     *  YAHOO!, INC                             78,151
                                                    ------------
                  TOTAL TECHNOLOGY                    19,647,411
                                                    ------------
TRANSPORTATION -- 0.85%
       900     *  AMR CORP                                31,608
     2,600        BURLINGTON NORTHERN SANTA FE
                    CORP                                  78,988
     3,105     *  CONTINENTAL AIRLINES, INC (CLASS
                    B)                                   128,547
     1,400        CSX CORP                                47,180
       800        DELTA AIR LINES, INC                    31,600
     1,900     *  FEDEX CORP                              79,192
     2,600        NORFOLK SOUTHERN CORP                   43,524
       500        RYDER SYSTEM, INC                        8,995
     5,511     *  SABRE HOLDINGS CORP                    254,442
    10,080        SOUTHWEST AIRLINES CO                  178,920
       300     *  U.S. AIRWAYS GROUP, INC                 10,635
     1,600        UNION PACIFIC CORP                      90,000
                                                    ------------
                  TOTAL TRANSPORTATION                   983,631
                                                    ------------
UTILITIES -- 9.52%
     3,000     *  AES CORP                               149,880
       800        ALLEGHENY ENERGY, INC                   37,008
     2,861        ALLIANT ENERGY CORP                     91,037
     2,100        ALLTEL CORP                            110,166
       900        AMEREN CORP                             36,855
    12,851        AMERICAN ELECTRIC POWER CO, INC        603,997
     3,509     *  AMERICAN TOWER CORP (CLASS A)           64,916
    42,309        A T & T CORP                           901,181
     5,329     *  A T & T WIRELESS GROUP                 102,210
    12,600        BELLSOUTH CORP                         515,592
     6,480     *  BROADWING, INC                         124,092
     1,800     *  CALPINE CORP                            99,126
       800        CENTURYTEL, INC                         23,000

40  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND


--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
UTILITIES -- (CONTINUED)
     1,100        CINERGY CORP                      $     36,905
     1,300     *  CITIZENS COMMUNICATIONS CO              16,445
       700        CMS ENERGY CORP                         20,713
     1,400        CONSOLIDATED EDISON, INC                51,940
       900        CONSTELLATION ENERGY GROUP, INC         39,690
     1,500        DOMINION RESOURCES, INC                 96,705
    16,111        DTE ENERGY CO                          641,217
     5,000        DUKE ENERGY CORP                       213,700
     2,200        DYNEGY, INC (CLASS A)                  112,222
     2,400        EDISON INTERNATIONAL CO                 30,336
     5,539        EL PASO CORP                           361,696
    10,383        ENRON CORP                             603,252
     1,400        ENTERGY CORP                            53,200
     2,137        EXELON CORP                            140,187
     8,367        FIRSTENERGY CORP                       233,606
     1,100        FPL GROUP, INC                          67,430
     5,515     *  GLOBAL CROSSING LTD                     74,397
       600        GPU, INC                                19,494
       900        KEYSPAN CORP                            34,317
       700        KINDER MORGAN, INC                      37,240
    11,370     *  LEVEL 3 COMMUNICATIONS, INC            197,553
     4,585     *  NEWPOWER HOLDINGS, INC                  29,802
     5,000     *  NEXTEL COMMUNICATIONS, INC
                    (CLASS A)                             71,875
       900     *  NIAGARA MOHAWK HOLDINGS, INC            15,210
       200        NICOR, INC                               7,454
     1,237        NISOURCE, INC                           38,495
       122     *  NISOURCE, INC (SAILS)                      336
       200        ONEOK, INC                               8,178
       100        PEOPLES ENERGY CORP                      3,887
     6,623        PG&E CORP                               82,456
       400        PINNACLE WEST CAPITAL CORP              18,348
       900        PPL CORP                                39,564
    12,165     *  PRICE COMMUNICATIONS CORP              209,359
     1,300        PROGRESS ENERGY, INC                    55,991
       200     *  PROGRESS ENERGY, INC- CVO                   90
     5,768     *  PSINET, INC                              1,261

--------------------------------------------------------------------------------
SHARES/PRINCIPAL                                             VALUE
--------------------------------------------------------------------------------
        1,500           PUBLIC SERVICE ENTERPRISE GROUP,
                          INC                             $     64,740
       10,629        *  QWEST COMMUNICATIONS
                          INTERNATIONAL, INC                   372,546
        4,468        *  RCN CORP                                26,947
        2,100           RELIANT ENERGY, INC                     95,025
       34,182           SBC COMMUNICATIONS, INC              1,525,542
        1,500           SEMPRA ENERGY                           34,920
        4,200           SOUTHERN CO                            147,378
        5,900           SPRINT CORP (FON GROUP)                129,741
        6,200        *  SPRINT CORP (PCS GROUP)                117,800
        4,776           TXU CORP                               197,344
          885        *  TYCOM LTD                               11,637
       18,096           VERIZON COMMUNICATIONS, INC            892,211
       17,298        *  VIATEL, INC                              9,730
        5,464        *  WESTERN WIRELESS CORP (CLASS A)        221,975
        3,200           WILLIAMS COS, INC                      137,120
       25,759        *  WORLDCOM, INC                          481,371
        2,265           XCEL ENERGY, INC                        68,199
                                                          ------------
                        TOTAL UTILITIES                     11,057,837
                                                          ------------
TOTAL COMMON STOCK
(Cost $132,569,174)                                        114,449,567
                                                          ------------
SHORT TERM INVESTMENT -- 3.45%
U.S. GOVERNMENT AND AGENCY -- 3.45%
                        FEDERAL HOME LOAN BANK (FHLB)
   $4,005,000           5.130%, 04/02/01                     4,004,429
                                                          ------------
TOTAL SHORT TERM INVESTMENT
(Cost $4,004,429)                                            4,004,429
                                                          ------------
TOTAL PORTFOLIO -- 102.05%
(Cost $136,623,603)                                        118,503,996
OTHER ASSETS AND LIABILITIES, NET -- (2.05%)                (2,385,519)
                                                          ------------
NET ASSETS -- 100.00%                                     $116,118,477
                                                          ============

---------------
* Non-income producing

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  41

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)

                                 March 31, 2001


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.00%
FINANCIAL SERVICES -- 0.00%
       25     *  CORRECTIONS CORP OF AMERICA (CLASS
                   B)                                $       233
                                                     -----------
                 TOTAL FINANCIAL SERVICES                    233
                                                     -----------
TOTAL PREFERRED STOCK
(Cost $1,955)                                                233
                                                     -----------
COMMON STOCK -- 99.31%
AEROSPACE & DEFENSE -- 1.04%
      200        AAR CORP                                  2,552
      100     *  ALLIANT TECHSYSTEMS, INC                  8,855
      100     *  ARMOR HOLDINGS, INC                       1,760
       65     *  AVIALL, INC                                 432
    6,049        BOEING CO                               336,989
      676     *  ECHOSTAR COMMUNICATIONS CORP
                   (CLASS A)                              18,716
    1,091        GENERAL DYNAMICS CORP                    68,449
    4,567     *  GENERAL MOTORS CORP (CLASS H)            89,056
      100        HEICO CORP                                1,535
       80        KAMAN CORP (CLASS A)                      1,310
    2,506        LOCKHEED MARTIN CORP                     89,338
      166     *  MOTIENT CORP                                217
      549        NORTHROP GRUMMAN CORP                    47,763
      200     *  ORBITAL SCIENCES CORP                     1,200
      200     *  PANAMSAT CORP                             7,837
      200     *  PEGASUS COMMUNICATIONS CORP               4,600
      365        PERKINELMER, INC                         19,144
      300        PRECISION CASTPARTS CORP                  9,915
    2,313        RAYTHEON CO (CLASS B)                    67,955
      200     *  REMEC, INC                                2,000
      242     *  TELEDYNE TECHNOLOGIES, INC                3,388
      142     *  TRIUMPH GROUP, INC                        5,396
                                                     -----------
                 TOTAL AEROSPACE & DEFENSE               788,407
                                                     -----------
BASIC INDUSTRIES -- 3.35%
    1,659        AIR PRODUCTS & CHEMICALS, INC            63,705
      323     *  AIRGAS, INC                               2,545
      476        AK STEEL HOLDINGS CORP                    4,783
       67     *  ALBANY INTERNATIONAL CORP (CLASS
                   A)                                      1,232
       87        ALBEMARLE CORP                            1,953
    5,772        ALCOA, INC                              207,503
      508        ALLEGHENY TECHNOLOGIES, INC               8,844
      100        AMCOL INTERNATIONAL CORP                    400
      353     *  AMERICAN STANDARD COS, INC               20,851
      200        APTARGROUP, INC                           6,094
       77        ARCH CHEMICALS, INC                       1,640
      263        ARCH COAL, INC                            7,884
      429        ARMSTRONG HOLDINGS, INC                   1,737
      200        BALL CORP                                 9,174
      272        BEMIS CO                                  9,000
      770     *  BETHLEHEM STEEL CORP                      1,863
      511        BLACK & DECKER CORP                      18,779
      288        BOISE CASCADE CORP                        9,043
      385        BOWATER, INC                             18,249
       58        BRUSH ENGINEERED MATERIALS, INC           1,081
      200     *  BUCKEYE TECHNOLOGIES, INC                 2,300

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      634        CABOT CORP                          $    19,971
      193     *  CABOT MICROELECTRONICS CORP               8,540
      122        CALGON CARBON CORP                          912
      100        CAMBREX CORP                              4,155
      191        CARAUSTAR INDUSTRIES, INC                 1,533
      200        CARLISLE COS, INC                         6,524
       66        CARPENTER TECHNOLOGY CORP                 1,851
      412        CENTEX CORP                              17,159
      100        CENTURY ALUMINUM CO                       1,600
      300     *  CHAMPION ENTERPRISES, INC                 1,545
      100        CHEMED CORP                               3,475
      265        CHEMFIRST, INC                            7,062
       76        CHESAPEAKE CORP                           1,759
      100        CLARCOR, INC                              2,310
      583        CLAYTON HOMES, INC                        7,025
      140        CLEVELAND CLIFFS, INC                     2,520
      200     *  COLLINS & AIKMAN CORP                       876
      100     *  COMFORT SYSTEMS U.S.A., INC                 244
      100        COMMERCIAL METALS CO                      2,510
      181        CONSOL ENERGY, INC                        6,244
      714        CROMPTON CORP                             7,996
      764        CROWN CORK & SEAL CO, INC                 3,094
      453     *  CYTEC INDUSTRIES, INC                    14,505
      300     *  DAL-TILE INTERNATIONAL, INC               4,515
      100     *  DEL WEBB CORP                             3,090
      144        DELTIC TIMBER CORP                        2,916
      100     *  DIONEX CORP                               3,143
    6,027        DOW CHEMICAL CO                         190,272
    6,515        DU PONT (E.I.) DE NEMOURS & CO          265,160
      480        EASTMAN CHEMICAL CO                      23,625
      704        ECOLAB, INC                              29,863
       70        ELCOR CORP                                  978
      100     *  EMCOR GROUP, INC                          3,063
      416     *  ENCOMPASS SERVICES CORP                   2,038
      100     *  ENERGY CONVERSION DEVICES, INC            2,450
      808        ENGELHARD CORP                           20,894
      222        ETHYL CORP                                  333
      200        FERRO CORP                                4,066
      219        FLEETWOOD ENTERPRISES, INC                1,981
       67        FLORIDA ROCK INDUSTRIES, INC              2,643
      472        FLUOR CORP (NEW)                         21,004
      100     *  FMC CORP                                  7,364
      200        FOSTER WHEELER CORP                       3,592
      800     *  FREEPORT-MCMORAN COPPER & GOLD,
                   INC (CLASS B)                          10,440
      148        FULLER (H.B.) CO                          6,234
      191     *  GAYLORD CONTAINER CORP (CLASS A)            221
      300     *  GENERAL CHEMICAL GROUP, INC                 240
       54        GENTEK, INC                                 702
      200        GEORGIA GULF CORP                         3,482
    1,491        GEORGIA-PACIFIC CORP
                   (GEORGIA-PACIFIC GROUP)                43,835
      509        GEORGIA-PACIFIC CORP (TIMBER
                   GROUP)                                 14,608
      191        GLATFELTER (P.H.) CO                      2,433
      572        GOODRICH (B.F.) CO                       21,947
      200     *  GRACE W.R. & CO                             460
       67        GRANITE CONSTRUCTION, INC                 2,276

42  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- (CONTINUED)
      283        GREAT LAKES CHEMICAL CORP           $     8,699
      148        GREIF BROTHERS CORP (CLASS A)             4,162
      681        HERCULES, INC                             8,846
    1,635        HOMESTAKE MINING CO                       8,600
      328        HORTON (D.R.), INC                        6,937
      558        IMC GLOBAL, INC                           6,863
      100        IMCO RECYCLING, INC                         451
       71     *  INSITUFORM TECHNOLOGIES, INC
                   (CLASS A)                               2,316
      200     *  INTEGRATED ELECTRICAL SERVICES,
                   INC                                     1,140
    3,227        INTERNATIONAL PAPER CO                  116,430
      100     *  INTERNATIONAL SPECIALTY PRODUCTS,
                   INC                                       820
      100        INTERPOOL, INC                            1,455
      100     *  IVEX PACKAGING CORP                       1,375
      100     *  JACOBS ENGINEERING GROUP, INC             5,800
      104     *  KAISER ALUMINUM CORP                        397
      371        KB HOME                                  12,109
    3,589        KIMBERLY-CLARK CORP                     243,441
      200        LAFARGE CORP                              6,068
      335        LENNAR CORP                              13,353
      167        LENNOX INTERNATIONAL, INC                 1,720
      100     *  LONE STAR TECHNOLOGIES, INC               4,275
      285        LONGVIEW FIBRE CO                         3,705
      681        LOUISIANA PACIFIC CORP                    6,544
      358     b  LTV CORP                                     56
      300        LUBRIZOL CORP                             9,090
      491        LYONDELL CHEMICAL CO                      7,055
      355        MACDERMID, INC                            6,418
      267        MARTIN MARIETTA MATERIALS, INC           11,400
    2,989        MASCO CORP                               72,154
      472        MASSEY ENERGY CO                         11,290
      100     *  MATTSON TECHNOLOGY, INC                   1,512
      110        MDC HOLDINGS, INC                         4,328
      568        MEAD CORP                                14,251
      108        METALS U.S.A., INC                          291
      400        METRIS COS, INC                           8,312
      445        MILLENNIUM CHEMICALS, INC                 7,284
       67        MINERALS TECHNOLOGIES, INC                2,341
      100        MISSISSIPPI CHEMICAL CORP                   336
      100     *  MOBILE MINI, INC                          2,756
      200     *  MUELLER INDUSTRIES, INC                   6,008
       72        NATIONAL STEEL CORP (CLASS B)               166
      100     *  NCI BUILDING SYSTEMS, INC                 1,690
    1,264        NEWMONT MINING CORP                      20,375
       77        NL INDUSTRIES, INC                        1,293
      100     *  NORTEK, INC                               2,735
      100     *  NS GROUP, INC                             1,115
      513        NUCOR CORP                               20,555
      100     *  NVR, INC                                 16,300
      103     *  OAKLEY, INC                               1,830
      100        OAKWOOD HOMES CORP                          106
      100     *  OCTEL CORP                                1,160
      244        OLIN CORP                                 4,975
      100        OM GROUP, INC                             5,325
      117        OMNOVA SOLUTIONS, INC                       776
      180     b  OWENS CORNING CO                            576

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      938     *  OWENS-ILLINOIS, INC                 $     7,973
      200     *  PACKAGING CORP OF AMERICA                 2,640
      903     *  PACTIV CORP                              10,935
      100     *  PALM HARBOR HOMES, INC                    1,518
      553        PENTAIR, INC                             14,090
      468        PHELPS DODGE CORP                        18,804
      300        PLUM CREEK TIMBER CO, INC                 7,260
      575        POLYONE CORP                              5,232
      100        POPE & TALBOT, INC                        1,240
      300        POTLATCH CORP                             9,585
    1,123        PPG INDUSTRIES, INC                      51,759
      970        PRAXAIR, INC                             43,310
      200        PULTE CORP                                8,082
      100        QUANEX CORP                               1,795
       99        RAYONIER, INC                             4,088
       68        RELIANCE STEEL & ALUMINUM CO              1,594
      100        ROCK-TENN CO (CLASS A)                      800
      744        ROHM & HAAS CO                           22,922
      687        RPM, INC                                  7,007
      100     *  RTI INTERNATIONAL METALS, INC             1,345
      248        RYERSON TULL, INC                         2,492
      251        RYLAND GROUP, INC                        10,416
      210        SCHULMAN (A.), INC                        2,506
      100     *  SCICLONE PHARMACEUTICALS, INC               418
      499     *  SEALED AIR CORP                          16,631
      200     *  SHAW GROUP, INC                           9,342
      906        SHERWIN-WILLIAMS CO                      23,084
      661        SIGMA ALDRICH CORP                       31,645
      817     *  SMURFIT-STONE CONTAINER CORP             10,874
      595        SOLUTIA, INC                              7,259
      865        SONOCO PRODUCTS CO                       18,597
      200        SOUTHERN PERU COPPER CORP                 2,760
      154        SPARTECH CORP                             2,487
      200        ST. JOE CO                                4,562
      200        STANDARD-PACIFIC CORP                     4,220
      547        STANLEY WORKS CO                         18,023
      252     *  STEEL DYNAMICS, INC                       2,803
      200     *  STILLWATER MINING CO                      5,410
       40        STORA ENSO OYJ (SPONS ADR)                  370
      272        TEMPLE-INLAND, INC                       12,036
      100     *  TERRA INDUSTRIES, INC                       475
      100        TEXAS INDUSTRIES, INC                     2,903
      100     *  TOLL BROTHERS, INC                        3,850
      172        TREDEGAR CORP                             3,027
       52        UNIVERSAL FOREST PRODUCTS, INC              786
      145     *  URS CORP                                  2,755
      500        USEC, INC                                 4,300
      277        USG CORP                                  4,232
      517        USX-US STEEL GROUP, INC                   7,594
       31     *  VELOCITYHSI, INC                              2
      624        VULCAN MATERIALS CO                      29,221
      200     *  WASHINGTON GROUP INTERNATIONAL,
                   INC                                       312
       15     *  WATER PIK TECHNOLOGIES, INC                 106
       61        WATSCO, INC                                 706
      284        WAUSAU-MOSINEE PAPER CORP                 3,692
      100        WD-40 CO                                  2,000
      200        WELLMAN, INC                              3,850

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  43

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- (CONTINUED)
      145        WEST PHARMACEUTICAL SERVICES, INC   $     3,385
      612        WESTVACO CORP                            14,828
    1,445        WEYERHAEUSER CO                          73,391
      566        WILLAMETTE INDUSTRIES, INC               26,036
       45     *  WOLVERINE TUBE, INC                         569
      466        WORTHINGTON INDUSTRIES, INC               4,333
      200        YORK INTERNATIONAL CORP                   5,536
                                                     -----------
                 TOTAL BASIC INDUSTRIES                2,537,106
                                                     -----------
CONSUMER CYCLICAL -- 10.42%
      214     *  99 CENTS ONLY STORES                      4,945
      100        AARON RENTS, INC                          1,610
      647     *  ABERCROMBIE & FITCH CO (CLASS A)         21,156
      100     *  ACCLAIM ENTERTAINMENT, INC                  150
      142     *  ACKERLEY GROUP, INC                       1,711
      100     *  ACME COMMUNICATIONS, INC                  1,056
      100     *  ACTION PERFORMANCE COS, INC               1,125
      100     *  ACTV, INC                                   409
      494     *  ADELPHIA COMMUNICATIONS CORP
                   (CLASS A)                              20,007
       73     *  AFTERMARKET TECHNOLOGY CORP                 351
      100     *  AMERICAN AXLE & MANUFACTURING
                   HOLDINGS, INC                             925
      100     *  AMERICAN CLASSIC VOYAGES CO               1,250
      350     *  AMERICAN EAGLE OUTFITTERS, INC           10,062
      414        AMERICAN GREETINGS CORP (CLASS A)         4,388
      468     *  AMERICREDIT CORP                         15,177
      300     *  AMES DEPARTMENT STORES, INC                 628
      299     *  AMF BOWLING, INC                             38
      200     *  ANNTAYLOR STORES CORP                     5,310
   26,665     *  AOL TIME WARNER, INC                  1,070,600
      962     *  APOLLO GROUP, INC (CLASS A)              31,565
      100        APPLEBEE'S INTERNATIONAL, INC             3,568
       64        ARCTIC CAT, INC                             876
      100     *  ARGOSY GAMING CO                          2,610
      385        ARVINMERITOR, INC                         5,286
   17,334     *  A T & T CORP - LIBERTY MEDIA GROUP
                   (CLASS A)                             242,676
      665        AUTOLIV, INC                             10,400
      200     *  AZTAR CORP                                2,122
      100     *  BALLY TOTAL FITNESS HOLDINGS CORP         2,945
      100        BANDAG, INC                               2,678
       61        BARNES GROUP, INC                         1,159
       43        BASSETT FURNITURE INDUSTRIES, INC           548
    1,528     *  BED BATH & BEYOND, INC                   37,531
      624        BELO (A.H.) CORP SERIES A                10,277
      200        BLOCKBUSTER, INC (CLASS A)                2,998
      200        BOB EVANS FARMS, INC                      3,550
      200     *  BOCA RESORTS, INC (CLASS A)               2,320
      100        BORGWARNER, INC                           4,007
      200        BOWNE & CO, INC                           2,210
      200     *  BOYD GAMING CORP                            674
      292     *  BOYDS COLLECTION LTD                      2,774
      601     *  BRINKER INTERNATIONAL, INC               16,773

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
       65        BROWN SHOE CO, INC                  $     1,225
      529        BRUNSWICK CORP                           10,384
      165        BURLINGTON COAT FACTORY WAREHOUSE
                   CORP                                    3,250
      200     *  BURLINGTON INDUSTRIES, INC                  530
      100        BUSH INDUSTRIES, INC (CLASS A)            1,440
      643     *  CABLEVISION SYSTEMS CORP (CLASS A)       45,241
      321     *  CABLEVISION SYSTEMS CORP - RAINBOW
                   MEDIA GROUP                             7,752
      473        CALLAWAY GOLF CO                         10,505
      268     *  CATALINA MARKETING CORP                   8,728
      100        CATO CORP (CLASS A)                       1,506
      410        CBRL GROUP, INC                           7,456
      200     *  CEC ENTERTAINMENT, INC                    8,870
       72     *  CENTRAL GARDEN & PET CO                     612
      100     *  CHAMPIONSHIP AUTO RACING TEAMS,
                   INC                                     1,620
      453     *  CHARMING SHOPPES, INC                     2,349
      600     *  CHARTER COMMUNICATIONS (CLASS A)         13,575
      147     *  CHICO'S FAS, INC                          4,823
      361     *  CHILDREN'S PLACE RETAIL STORES,
                   INC                                     8,664
      296     *  CHOICE HOTELS INTERNATIONAL, INC          4,055
      159     *  CHRIS CRAFT INDUSTRIES, INC              10,056
      100        CHURCHILL DOWNS, INC                      3,055
      200     *  CITADEL COMMUNICATIONS CORP               4,975
      185        CKE RESTAURANTS, INC                        432
      200        CLAIRE'S STORES, INC                      3,540
    3,185     *  CLEAR CHANNEL COMMUNICATIONS, INC       173,423
       59        COACHMEN INDUSTRIES, INC                    528
    6,145     *  COMCAST CORP (CLASS A)(SPECIAL)         257,705
      595     *  CONSOLIDATED STORES CORP                  5,979
      441        COOPER TIRE & RUBBER CO                   5,005
      231     *  COPART, INC                               4,733
      926     *  COX COMMUNICATIONS, INC (CLASS A)        41,197
      200     *  COX RADIO, INC (CLASS A)                  4,202
      100     *  CROWN MEDIA HOLDINGS, INC (CLASS
                   A)                                      1,900
      164     *  CUMULUS MEDIA, INC (CLASS A)                948
      989        DANA CORP                                16,991
      640        DANAHER CORP                             34,918
      671        DARDEN RESTAURANTS, INC                  15,936
      300        DATA BROADCASTING CORP                    2,278
    3,710        DELPHI AUTOMOTIVE SYSTEMS CORP           52,570
       60     *  DEPARTMENT 56, INC                          534
      470        DILLARDS, INC (CLASS A)                  10,311
      350     *  DIRECT FOCUS, INC                         8,750
   13,987        DISNEY (WALT) CO                        400,028
    1,223        DOLLAR GENERAL CORP                      24,998
      100     *  DOLLAR THRIFTY AUTOMOTIVE GROUP,
                   INC                                     2,060
      733     *  DOLLAR TREE STORES, INC                  14,121
      245        DONALDSON CO, INC                         6,539
      537        DONNELLEY (R.R.) & SONS CO               14,080
       48        DOVER DOWNS ENTERTAINMENT, INC              600
      267        DOW JONES & CO, INC                      13,977
      356     *  DRESS BARN, INC                           8,343
       55     *  DURA AUTOMOTIVE SYSTEMS, INC                464
    2,031        EASTMAN KODAK CO                         81,016

44  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
      200     *  EMMIS COMMUNICATIONS CORP (CLASS
                   A)                                $     5,062
      185     *  ENTERCOM COMMUNICATIONS CORP              7,270
      200        EQUITY INNS, INC                          1,566
      100        EXIDE CORP                                  820
      400     *  EXTENDED STAY AMERICA, INC                6,000
       69        FACTSET RESEARCH SYSTEMS, INC             2,083
      100     *  FAIRFIELD COMMUNITIES, INC                1,597
      922        FAMILY DOLLAR STORES, INC                23,695
      100        FEDDERS CORP                                560
      264        FEDERAL-MOGUL CORP                          773
    1,452     *  FEDERATED DEPARTMENT STORES, INC         60,330
      306        FELCOR LODGING TRUST, INC                 7,022
      100     *  FINISH LINE, INC (CLASS A)                  650
       23        FLORIDA EAST COAST INDUSTRIES, INC
                   (CLASS B)                                 704
      100     *  FOOTSTAR, INC                             4,015
   12,445        FORD MOTOR CO (NEW)                     349,953
      100        FOREST CITY ENTERPRISES, INC
                   (CLASS A)                               4,535
      351     *  FOSSIL, INC                               6,098
      783     *  FOX ENTERTAINMENT GROUP, INC
                   (CLASS A)                              15,346
       68        G & K SERVICES, INC (CLASS A)             1,355
    1,799        GANNETT CO, INC                         107,436
    3,736        GAP, INC                                 88,617
      264     *  GAYLORD ENTERTAINMENT CO                  7,022
       65     *  GEMSTAR-TV GUIDE INTERNATIONAL,
                   INC                                     1,868
      119        GENCORP, INC                              1,263
    3,825        GENERAL MOTORS CORP                     198,326
      100     *  GENESCO, INC                              2,740
      663     *  GENTEX CORP                              15,331
    1,137        GENUINE PARTS CO                         29,459
    1,260        GOODYEAR TIRE & RUBBER CO                30,051
      228        GRACO, INC                                6,384
       45        GRAY COMMUNICATIONS SYSTEMS, INC            800
      100     *  GROUP 1 AUTOMOTIVE, INC                   1,255
      100     *  GUITAR CENTER, INC                        1,762
      100     *  HANDLEMAN CO                                997
      300     *  HANOVER DIRECT, INC                          99
      185        HARCOURT GENERAL, INC                    10,298
      216        HARMAN INTERNATIONAL INDUSTRIES,
                   INC                                     5,527
      961     *  HARRAH'S ENTERTAINMENT, INC              28,282
      460        HARTE-HANKS, INC                         10,405
      100        HAVERTY FURNITURE COS, INC                1,370
       64     *  HAYES LEMMERZ INTERNATIONAL, INC            357
      200     *  HEARST-ARGYLE TELEVISION, INC             4,120
    2,087        HILTON HOTELS CORP                       21,809
      500     *  HISPANIC BROADCASTING CORP                9,550
      200        HOLLINGER INTERNATIONAL, INC              2,862
      100     *  HOLLYWOOD ENTERTAINMENT CORP                218
      100     *  HOLLYWOOD MEDIA CORP                        444
      100     *  HOT TOPIC, INC                            2,800
      100        HOUGHTON MIFFLIN CO                       4,601
      100     *  IHOP CORP (NEW)                           2,000
      100     *  INFORMATION HOLDINGS, INC                 2,140
      200     *  INSIGHT COMMUNICATIONS CO, INC            5,300

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
       81        INTERMET CORP                       $       222
      483     *  INTERNATIONAL GAME TECHNOLOGY CO         24,319
      200        INTERNATIONAL SPEEDWAY CORP (CLASS
                   A)                                      7,412
    2,161        INTERPUBLIC GROUP OF COS, INC            74,230
      201     *  INTERTAN, INC                             2,542
      502        INTIMATE BRANDS, INC                      7,379
      100     *  INTRANET SOLUTIONS, INC                   2,393
      100     *  ISLE OF CAPRI CASINOS, INC                1,056
      200     *  JACK IN THE BOX, INC                      5,990
       54     *  JAKKS PACIFIC, INC                          573
      100     *  JO-ANN STORES, INC (CLASS A)                440
      506        JOHNSON CONTROLS, INC                    31,604
      574     *  JONES APPAREL GROUP, INC                 21,697
      266     *  JOURNAL REGISTER CO                       4,365
      200    b*  JUST FOR FEET, INC                            1
    3,074     *  KMART CORP                               28,895
      100        KELLWOOD CO                               2,075
      148     *  KEY3MEDIA GROUP, INC                      1,761
      200        KIMBALL INTERNATIONAL, INC (CLASS
                   B)                                      2,687
       87     *  KIRBY CORP                                1,740
      401        KNIGHT-RIDDER, INC                       21,537
    1,956     *  KOHL'S CORP                             120,665
       41     *  KROLL-O'GARA CO                             220
      290     *  LAMAR ADVERTISING CO (CLASS A)           10,657
      100        LANDRY'S SEAFOOD RESTAURANTS, INC         1,135
      148     *  LANDS' END, INC                           4,062
      386        LA-Z-BOY, INC                             6,870
      400     *  LEAR CORP                                11,720
      458        LEE ENTERPRISES, INC                     13,946
    1,303        LEGGETT & PLATT, INC                     25,056
      257        LIBBEY, INC                               7,674
      164     *  LIBERTY DIGITAL, INC (CLASS A)            1,025
      224     *  LIBERTY SATELLITE & TECHNOLOGY,
                   INC (CLASS A)                             378
      100     *  LIFEMINDERS, INC                             87
    2,058        LIMITED, INC                             32,351
      241     *  LINENS 'N THINGS, INC                     6,627
      312        LIZ CLAIBORNE, INC                       14,679
      100     *  LODGENET ENTERTAINMENT CORP               1,462
      200        LONE STAR STEAKHOUSE & SALOON, INC        1,856
       79        LUBY'S, INC                                 600
      654     *  MANDALAY RESORT GROUP                    13,060
      100        MARCUS CORP                               1,380
       60     *  MARINE PRODUCTS CORP                        159
    1,294        MARRIOTT INTERNATIONAL, INC (CLASS
                   A)                                     53,286
      100     *  MARTHA STEWART LIVING OMNIMEDIA,
                   INC (CLASS A)                           1,800
    1,889        MAY DEPARTMENT STORES CO                 67,021
      502        MAYTAG CORP                              16,189
      100        MCCLATCHY CO (CLASS A)                    4,040
    8,953        MCDONALD'S CORP                         237,702
    1,303        MCGRAW-HILL COS, INC                     77,723
      100        MEDIA GENERAL, INC (CLASS A)              4,610
      100     *  MEDIACOM COMMUNICATIONS CORP              1,956
      200     *  MEN'S WEARHOUSE, INC                      4,316
      200        MEREDITH CORP                             6,982

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  45

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
      254     *  METRO-GOLDWYN-MAYER, INC            $     4,353
      381     *  MGM MIRAGE                                9,563
      200     *  MICHAELS STORES, INC                      5,987
      159     *  MICROS SYSTEMS, INC                       3,219
       58        MIDAS, INC                                  759
      200     *  MIDWAY GAMES, INC                         1,460
      100        MODINE MANUFACTURING CO                   2,575
      459     *  MOHAWK INDUSTRIES, INC                   12,888
       62     *  MONACO COACH CORP                         1,113
      197     *  MSC INDUSTRIAL DIRECT CO (CLASS A)        3,153
       59        MYERS INDUSTRIES, INC                       796
      100     *  MYPOINTS.COM, INC                            62
      144        NATIONAL GOLF PROPERTIES, INC             3,565
      200     *  NAUTICA ENTERPRISES, INC                  3,587
      242     *  NBC INTERNET, INC (CLASS A)                 347
      428     *  NEIMAN MARCUS GROUP, INC (CLASS A)       13,952
       30     *  NEIMAN MARCUS GROUP, INC (CLASS B)          906
      100     *  NETCENTIVES, INC                            100
    1,011        NEW YORK TIMES CO (CLASS A)              41,420
      506        NIKE, INC (CLASS B)                      20,518
      584        NORDSTROM, INC                            9,507
      100     *  NPC INTERNATIONAL, INC                    1,037
    1,772     *  NTL, INC                                 44,565
      100     *  O'CHARLEY'S, INC                          2,093
    1,236        OMNICOM GROUP, INC                      102,439
      222     *  O'REILLY AUTOMOTIVE, INC                  4,426
      100        OSHKOSH B'GOSH, INC (CLASS A)             2,550
      251        OSHKOSH TRUCK CORP                        8,910
      444     *  OUTBACK STEAKHOUSE, INC                  11,304
      200     *  PACIFIC SUNWEAR CALIFORNIA, INC           5,500
      100     *  PAPA JOHN'S INTERNATIONAL, INC            2,381
    1,540     *  PARK PLACE ENTERTAINMENT CORP            15,785
      100     *  PAYLESS SHOESOURCE, INC                   6,225
    1,730        PENNEY (J.C.) CO, INC                    27,662
       76        PENTON MEDIA, INC                         1,105
      144     *  PERFORMANCE FOOD GROUP CO                 7,560
       80        PHILLIPS-VAN HEUSEN CORP                  1,206
      546        PIER 1 IMPORTS, INC                       7,098
      100     *  PINNACLE ENTERTAINMENT, INC               1,050
      340     *  PINNACLE SYSTEMS, INC                     2,868
      143     *  PIXAR, INC                                4,397
       71     *  PLAYBOY ENTERPRISES, INC (CLASS B)          756
      100        POLARIS INDUSTRIES, INC                   4,520
      260        POLAROID CORP                             1,107
      300     *  POLO RALPH LAUREN CORP                    8,250
      100        POLYMER GROUP, INC                          179
      198     *  PRESSTEK, INC                             2,153
      300     *  PRIME HOSPITALITY CORP                    3,240
    1,354     *  PRIMEDIA, INC                             8,530
      100     *  PRIVATE MEDIA GROUP, INC                    715
      100        PULITZER, INC                             5,540
       77     *  QUIKSILVER, INC                           2,044
      400     *  RADIO ONE, INC (CLASS A)                  7,025
      727        READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VOTE)                   19,977
      465     *  REEBOK INTERNATIONAL LTD                 11,559

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      100     *  REGENT COMMUNICATIONS, INC          $       696
      200        REGIS CORP                                2,925
      100     *  RENT-A-CENTER, INC                        4,593
      517        ROSS STORES, INC                          9,693
      300        RUBY TUESDAY, INC                         5,883
      200        RUSSELL CORP                              3,740
      200     *  RYAN'S FAMILY STEAK HOUSES, INC           2,125
      919     *  SAKS, INC                                11,947
      100     *  SALEM COMMUNICATIONS CORP (CLASS
                   A)                                      1,625
      100     *  SALTON, INC                               1,520
      200     *  SCHOLASTIC CORP                           7,212
      100     *  SCOTTS CO (CLASS A)                       3,805
      100     *  SCP POOL CORP                             3,250
      100        SCRIPPS (E.W.) CO (CLASS A)               5,797
    2,023        SEARS ROEBUCK & CO                       71,351
      100     *  SELECT COMFORT CORP                         159
      200     *  SHOPKO STORES, INC                        1,600
      190     *  SINCLAIR BROADCAST GROUP, INC
                   (CLASS A)                               1,377
      258     *  SIRIUS SATELLITE RADIO, INC               3,208
      300     *  SIX FLAGS, INC                            5,805
      100        SMITH (A.O.) CORP                         1,953
      300        SNAP-ON, INC                              8,736
      213     *  SODEXHO MARRIOTT SERVICES, INC            6,187
      100     *  SONIC AUTOMOTIVE, INC                       780
       97     *  SONIC CORP                                2,431
      200     *  SOTHEBY'S HOLDINGS, INC (CLASS A)         3,674
      100     *  SPANISH BROADCASTING SYSTEM, INC
                   (CLASS A)                                 650
      148     *  SPEEDWAY MOTORSPORTS, INC                 3,848
      100        SPIEGEL, INC (CLASS A)                      700
       58     *  SPORTSLINE.COM, INC                         213
      100        SPRING INDUSTRIES, INC (CLASS A)          4,280
      200     *  SPX CORP                                 18,152
    1,455     *  STARBUCKS CORP                           61,746
      227     *  STATION CASINOS, INC                      3,134
      500        STEELCASE, INC (CLASS A)                  6,050
      100     *  STEIN MART, INC                           1,093
      100     *  STONERIDGE, INC                             735
      200        STRIDE RITE CORP                          1,500
      100        STURM, RUGER & CO, INC                      982
      330    b*  SUNBEAM CORP                                 28
      200     *  SUNGLASS HUT INTERNATIONAL, INC           2,287
      100        SUPERIOR INDUSTRIES INTERNATIONAL,
                   INC                                     3,457
      200     *  SYLVAN LEARNING SYSTEMS, INC              4,125
    4,660        SYSCO CORP                              123,536
      100     *  SYSTEMAX, INC                               165
       82        TALBOTS, INC                              3,483
    6,158        TARGET CORP                             222,180
       80        TENNECO AUTOMOTIVE, INC                     224
      193     *  THE CHEESECAKE FACTORY, INC               7,104
       85     *  THE STEAK N SHAKE CO                        731
      264     *  THQ, INC                                 10,032
      926        TIFFANY & CO                             25,233
      100     *  TIMBERLAND CO (CLASS A)                   5,080

46  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (CONTINUED)
    1,811        TJX COS, INC                        $    57,952
      183     *  TOO, INC                                  3,429
      200     *  TOPPS CO, INC                             2,025
      244     *  TOWER AUTOMOTIVE, INC                     2,618
    1,306        TRIBUNE CO                               53,206
    1,153     *  TRICON GLOBAL RESTAURANTS, INC           44,033
      455        TRUE NORTH COMMUNICATIONS, INC           17,176
      861        TRW, INC                                 29,274
      153     *  TYLER TECHNOLOGIES, INC                     290
      688     *  U.S.A. NETWORKS, INC                     16,469
      312     *  UNIFI, INC                                2,212
       47     *  UNITED RETAIL GROUP, INC                    393
      100     *  UNIVERSAL ELECTRONICS, INC                1,650
    1,066     *  UNIVISION COMMUNICATIONS, INC
                   (CLASS A)                              40,678
      642        V.F. CORP                                22,470
       80     *  VAIL RESORTS, INC                         1,600
      402     *  VALASSIS COMMUNICATIONS, INC             11,658
      100     *  VALUE CITY DEPARTMENT STORES, INC           830
      100     *  VANS, INC                                 2,256
      892     *  VENATOR GROUP, INC                       12,309
    8,420     *  VIACOM, INC (CLASS B)                   370,227
      846        VISTEON CORP                             12,723
       76        WABASH NATIONAL CORP                        779
   18,252        WAL-MART STORES, INC                    921,726
      199        WARNACO GROUP, INC (CLASS A)                274
      575        WENDY'S INTERNATIONAL, INC               12,834
      200        WESTPOINT STEVENS, INC                    1,800
      400     *  WESTWOOD ONE, INC                         9,208
      366        WHIRLPOOL CORP                           18,296
      267        WILEY (JOHN) & SONS, INC (CLASS A)        5,046
      456     *  WILLIAMS-SONOMA, INC                     11,970
      100     *  WILSONS THE LEATHER EXPERTS, INC          1,906
      100     *  WINK COMMUNICATIONS, INC                    500
      351        WINNEBAGO INDUSTRIES, INC                 6,212
      100     *  WMS INDUSTRIES, INC                       1,800
      247        WOLVERINE WORLD WIDE, INC                 3,601
      100        WOODWARD GOVERNOR CO                      5,137
      100     *  WORLD WRESTLING FEDERATION
                   ENTERTAINMENT, INC                      1,336
      100     *  WORLDGATE COMMUNICATIONS, INC               431
      100     *  XM SATELLITE RADIO HOLDINGS, INC
                   (CLASS A)                                 693
      100     *  YOUNG BROADCASTING, INC (CLASS A)         3,137
       46     *  YOUTHSTREAM MEDIA NETWORKS, INC              40
      200     *  ZALE CORP                                 5,800
      100     *  ZOMAX, INC                                  512
                                                     -----------
                 TOTAL CONSUMER CYCLICAL               7,895,283
                                                     -----------
CONSUMER NON-CYCLICAL -- 8.77%
      202     *  7-ELEVEN, INC                             1,999
      200        ALBERTO CULVER CO (CLASS B)               7,932
    1,818        ALBERTSON'S, INC                         57,848
    1,134     *  AMAZON.COM, INC                          11,600
      265     *  AMERICAN ITALIAN PASTA CO (CLASS
                   A)                                      8,480
    6,136        ANHEUSER-BUSCH COS, INC                 281,826

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
       80     *  APPLICA, INC                        $       496
    4,189        ARCHER DANIELS MIDLAND CO                55,085
      733     *  AUTOZONE, INC                            20,538
    1,568        AVON PRODUCTS, INC                       62,704
      293     *  BARNES & NOBLE, INC                       7,002
      105     *  BARNESANDNOBLE.COM, INC                     127
    1,099     *  BEST BUY CO, INC                         39,520
       86     *  BEYOND.COM CORP                              24
      549     *  BJ'S WHOLESALE CLUB, INC                 26,269
      200        BLYTH, INC                                4,610
      100     *  BOMBAY CO, INC                              239
      480     *  BORDERS GROUP, INC                        8,078
      279        BROWN FORMAN, INC (CLASS B)              17,284
      200     *  CADIZ, INC                                1,987
    1,784        CAMPBELL SOUP CO                         53,288
      100        CARTER WALLACE, INC                       2,491
      288        CASEY'S GENERAL STORES, INC               3,438
      300     *  CDW COMPUTER CENTERS, INC                 9,300
      100     *  CHEAP TICKETS, INC                        1,025
      149     *  CHIQUITA BRANDS INTERNATIONAL, INC          193
      200        CHURCH & DWIGHT CO, INC                   4,346
    1,327        CIRCUIT CITY STORES (CIRCUIT CITY
                   GROUP)                                 14,066
    1,640        CLOROX CO                                51,578
   13,377        COCA COLA CO                            604,105
    1,957        COCA COLA ENTERPRISES, INC               34,795
    3,789        COLGATE PALMOLIVE CO                    209,380
    3,608        CONAGRA FOODS, INC                       65,809
       58     *  CONSTELLATION BRANDS, INC (CLASS
                   A)                                      4,161
      200        COORS (ADOLPH) CO (CLASS B)              13,088
      200        CORN PRODUCTS INTERNATIONAL, INC          5,132
       73     *  COST PLUS, INC                            1,683
    2,974     *  COSTCO WHOLESALE CORP                   116,729
    2,604        CVS CORP                                152,307
       52     *  CYBERIAN OUTPOST, INC                        32
      240        DEAN FOODS CO                             8,126
      300     *  DEL MONTE FOODS CO                        2,442
       34        DELHAIZE AMERICA, INC (CLASS A)             695
      831        DELHAIZE AMERICA, INC (CLASS B)          16,777
      200        DELTA & PINE LAND CO                      4,820
      540        DIAL CORP                                 6,750
      267        DOLE FOOD CO                              4,293
      149        DREYER'S GRAND ICE CREAM, INC             3,864
      261     *  DUANE READE, INC                          9,056
      552        EARTHGRAINS CO                           11,730
       79     *  EGGHEAD.COM, INC                             59
      586     *  ENERGIZER HOLDINGS, INC                  14,650
      200        ETHAN ALLEN INTERIORS, INC                6,756
      200    b*  ETOYS, INC                                    3
      144     *  FACTORY 2-U STORES, INC                   3,933
      200        FASTENAL CO                              10,900
      200        FLEMING COS, INC                          5,090
      111     *  FLOWERS FOODS, INC W/I                    2,231
      267     *  FURNITURE BRANDS INTERNATIONAL,
                   INC                                     6,327
    1,893        GENERAL MILLS, INC                       81,417
    7,244        GILLETTE CO                             225,795
      100    b*  GRAND UNION CO                                0

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  47

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (CONTINUED)
      100        GREAT ATLANTIC & PACIFIC TEA CO,
                   INC                               $       915
      365     *  HAIN CELESTIAL GROUP, INC                10,585
    1,094        HASBRO, INC                              14,112
      217    b*  HEILIG MEYERS CO                             13
    2,283        HEINZ (H.J.) CO                          91,776
       51        HERBALIFE INTERNATIONAL, INC
                   (CLASS B)                                 354
      643        HERSHEY FOODS CORP                       44,572
       78     *  HINES HORTICULTURE, INC                     209
   15,651        HOME DEPOT, INC                         674,558
      388        HORMEL FOODS CORP                         7,558
      100        HUGHES SUPPLY, INC                        1,462
      262        IBP, INC                                  4,296
      200    b*  IMPERIAL SUGAR CO                            14
      100        INGLES MARKETS, INC (CLASS A)             1,187
      209     *  INSIGHT ENTERPRISES, INC                  4,415
      346        INTERFACE, INC (CLASS A)                  2,378
      100        INTERNATIONAL MULTIFOODS CORP             1,925
      245        INTERSTATE BAKERIES CORP                  3,743
      577        INTERNATIONAL FLAVORS &
                   FRAGRANCES, INC                        12,728
    1,386        KELLOGG CO                               37,463
    5,373     *  KROGER CO                               138,569
      200        LANCASTER COLONY CORP                     5,812
      100        LANCE, INC                                1,125
      613        LAUDER (ESTEE) COS (CLASS A)             22,325
      211        LONGS DRUG STORES CORP                    6,237
    2,326        LOWE'S COS, INC                         135,954
      100     *  MARVEL ENTERPRISES, INC                     190
    2,806        MATTEL, INC                              49,778
      448        MCCORMICK & CO, INC (NON-VOTE)           18,811
       51        MICHAEL FOODS, INC                        1,523
      482        MILLER (HERMAN), INC                     11,146
      297     *  NBTY, INC                                 2,524
    1,811        NEWELL RUBBERMAID, INC                   47,991
      264        NU SKIN ENTERPRISES, INC (CLASS A)        2,244
    1,880     *  OFFICE DEPOT, INC                        16,450
      606     *  OFFICEMAX, INC                            2,272
      149        ONEIDA LTD                                2,376
      300        PEP BOYS MANNY, MOE, & JACK, INC          1,827
      758        PEPSI BOTTLING GROUP, INC                28,811
    1,006        PEPSIAMERICAS, INC                       15,693
    9,717        PEPSICO, INC                            427,062
      320     *  PERRIGO CO                                3,160
      500     *  PETSMART, INC                             2,000
   14,880        PHILIP MORRIS COS, INC                  706,056
      100        PILGRIM'S PRIDE CORP (CLASS B)              985
      203     *  PLAYTEX PRODUCTS, INC                     1,865
      200     *  PRICELINE.COM, INC                          506
    8,710        PROCTER & GAMBLE CO                     545,246
      828        QUAKER OATS CO                           81,144
    1,193        RADIOSHACK CORP                          43,771
      202     *  RALCORP HOLDINGS, INC                     3,615
    1,759        RALSTON PURINA CO                        54,792
       72     *  REVLON, INC (CLASS A)                       331
    2,128     *  RITE AID CORP                            14,236
      692        RJR REYNOLDS TOBACCO HOLDINGS, INC       38,821

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      100     *  ROBERT MONDAVI CORP (CLASS A)       $     4,481
      208        RUDDICK CORP                              2,849
      100        RUSS BERRIE & CO, INC                     2,522
    3,112     *  SAFEWAY, INC                            171,626
    5,765        SARA LEE CORP                           124,408
      152        SCHWEITZER-MAUDUIT INTERNATIONAL,
                   INC                                     2,682
      100     *  SCIQUEST.COM, INC                            87
      268        SENSIENT TECHNOLOGIES CORP                6,105
       94     *  SHOP AT HOME, INC                           139
      100     *  SKECHERS USA, INC (CLASS A)               2,400
       66        SLI, INC                                    551
      100     *  SMART & FINAL, INC                        1,005
      562     *  SMITHFIELD FOODS, INC                    18,265
       92        SMUCKER (J.M.) CO                         2,410
      200     *  STAMPS.COM, INC                             600
    2,984     *  STAPLES, INC                             44,387
      200     *  SUIZA FOODS CORP                          9,618
      829        SUPERVALU, INC                           11,050
      256        THOMAS INDUSTRIES, INC                    5,299
      100     *  TICKETMASTER (CLASS B)                      906
      209        TOOTSIE ROLL INDUSTRIES, INC              9,645
    1,560     *  TOYS 'R' US, INC                         39,156
      200     *  TRANS WORLD ENTERTAINMENT CORP            1,762
      148     *  TRIARC COS, INC                           3,640
      400        TUPPERWARE CORP                           9,544
      100     *  TWEETER HOME ENTERTAINMENT GROUP,
                   INC                                     1,943
      949        TYSON FOODS, INC (CLASS A)               12,783
       76     *  UNITED AUTO GROUP, INC                      741
      200        UNIVERSAL CORP                            7,886
    1,013        UST, INC                                 30,440
      200     *  VALUEVISION INTERNATIONAL, INC
                   (CLASS A)                               2,787
      100        VECTOR GROUP LTD                          2,100
    6,796        WALGREEN CO                             277,276
      256        WEIS MARKETS, INC                         8,947
       57     *  WHITEHALL JEWELLERS, INC                    444
      200     *  WHOLE FOODS MARKET, INC                   8,425
       59     *  WILD OATS MARKETS, INC                      532
      521        WINN-DIXIE STORES, INC                   14,780
    1,256        WRIGLEY (WM) JR CO                       60,602
      100     *  YANKEE CANDLE CO, INC                     1,317
                                                     -----------
                 TOTAL CONSUMER NON-CYCLICAL           6,641,959
                                                     -----------
ENERGY -- 5.61%
      583        AMERADA HESS CORP                        45,543
    1,697        ANADARKO PETROLEUM CORP                 106,537
      765        APACHE CORP                              44,071
      659        ASHLAND, INC                             25,305
      100     *  ATWOOD OCEANICS, INC                      4,092
    2,157        BAKER HUGHES, INC                        78,320
      200     *  BARRETT RESOURCES CORP                   12,010
      100     *  BELCO OIL & GAS CORP                        880
       64        BERRY PETROLEUM CO (CLASS A)                832
      500     *  BJ SERVICES CO                           35,600
      200     *  BROWN (TOM), INC                          6,600
    1,379        BURLINGTON RESOURCES, INC                61,710

48  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
ENERGY -- (CONTINUED)
      200        CABOT OIL & GAS CORP (CLASS A)      $     5,400
      100     *  CAL DIVE INTERNATIONAL, INC               2,537
      700     *  CHESAPEAKE ENERGY CORP                    6,195
    4,251        CHEVRON CORP                            373,237
      100     *  COMSTOCK RESOURCES, INC                   1,125
    4,347        CONOCO, INC (CLASS B)                   122,802
      292     *  COOPER CAMERON CORP                      15,768
      761        CROSS TIMBERS OIL CO                     18,834
      100     *  DENBURY RESOURCES, INC                      810
      602        DEVON ENERGY CORP (NEW)                  35,036
      436        DIAMOND OFFSHORE DRILLING, INC           17,156
      100     *  DRIL-QUIP, INC                            2,400
      100     *  EEX CORP                                    369
      892        ENSCO INTERNATIONAL, INC                 31,220
      696        EOG RESOURCES, INC                       28,696
      100     *  EVERGREEN RESOURCES, INC                  3,781
   23,306        EXXON MOBIL CORP                      1,887,786
      350     *  FOREST OIL CORP                          10,465
      157     *  FRIEDE GOLDMAN HALTER, INC                  384
      300     *  FRONTIER OIL CORP                         2,310
      400     *  GLOBAL INDUSTRIES LTD                     5,825
    1,073     *  GLOBAL MARINE, INC                       27,468
      687     *  GRANT PRIDECO, INC                       11,816
      991     *  GREY WOLF, INC                            6,441
      100     *  GULF ISLAND FABRICATION, INC              1,900
    2,983        HALLIBURTON CO                          109,625
      400     *  HANOVER COMPRESSOR CO                    12,680
       47     *  HARKEN ENERGY CORP                          187
      277        HELMERICH & PAYNE, INC                   12,825
      100     *  HORIZON OFFSHORE, INC                     2,475
      100     *  HOUSTON EXPLORATION CO                    3,000
      100     *  HS RESOURCES, INC                         4,500
      200     *  INPUT/OUTPUT, INC                         1,870
      610        KERR-MCGEE CORP                          39,589
      596     *  KEY ENERGY SERVICES, INC                  6,377
      100     *  KEY PRODUCTION CO, INC                    2,075
      100     *  LOUIS DREYFUS NATURAL GAS CORP            3,700
      405     *  MARINE DRILLING COS, INC                 10,793
      364     *  MAVERICK TUBE CORP                        7,498
      100     *  MCMORAN EXPLORATION CO                    1,405
      100     *  MERIDIAN RESOURCE CORP                      713
      100        MIDCOAST ENERGY RESOURCES, INC            2,650
      100        MITCHELL ENERGY & DEVELOPMENT CORP
                   (CLASS A)                               5,250
      261        MURPHY OIL CORP                          17,377
      897     *  NABORS INDUSTRIES, INC                   46,500
      275     *  NATIONAL-OILWELL, INC                     9,523
      232     *  NEWFIELD EXPLORATION CO                   8,096
      304        NOBLE AFFILIATES, INC                    12,685
      871     *  NOBLE DRILLING CORP                      40,205
      100     *  NUEVO ENERGY CO                           1,772
    2,517        OCCIDENTAL PETROLEUM CORP                62,295
    1,098        OCEAN ENERGY, INC (NEW)                  18,171
      100     *  OCEANEERING INTERNATIONAL, INC            2,150
      400     *  PARKER DRILLING CO                        2,560
      100        PATINA OIL & GAS CORP                     2,670

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      200     *  PATTERSON ENERGY, INC               $     6,325
      479        PENNZOIL-QUAKER STATE CO                  6,706
    1,559        PHILLIPS PETROLEUM CO                    85,822
      759     *  PIONEER NATURAL RESOURCES CO             11,916
      357     *  PLAINS RESOURCES, INC                     7,497
      344        POGO PRODUCING CO                        10,151
      416     *  PRIDE INTERNATIONAL, INC                  9,884
      300     *  PURE RESOURCES, INC                       5,790
      760     *  ROWAN COS, INC                           20,900
      100        RPC, INC                                  1,228
      260     *  SEACOR SMIT, INC                         11,752
       86     *  SEITEL, INC                               1,599
      375     *  SMITH INTERNATIONAL, INC                 26,325
      100     *  SPINNAKER EXPLORATION CO                  4,370
      200        ST. MARY LAND & EXPLORATION CO            4,650
       79     *  STONE ENERGY CORP                         3,892
      523        SUNOCO, INC                              16,960
      300     *  SUPERIOR ENERGY SERVICES, INC             3,262
      100     *  SWIFT ENERGY CO                           3,204
      200     *  TESORO PETROLEUM CORP                     2,490
    3,682        TEXACO, INC                             244,484
      399        TIDEWATER, INC                           18,034
      916        TOSCO CORP                               39,168
      100     *  TRANSMONTAIGNE, INC                         355
      100     *  TRICO MARINE SERVICES, INC                1,500
      510        ULTRAMAR DIAMOND SHAMROCK CORP           18,451
      200     *  UNIT CORP                                 3,310
    1,569        UNOCAL CORP                              54,240
    2,106        USX-MARATHON GROUP, INC                  56,756
      200     *  UTI ENERGY CORP                           6,050
      277        VALERO ENERGY CORP                        9,833
      442     *  VARCO INTERNATIONAL, INC (NEW)            9,127
      192     *  VERITAS DGC, INC                          6,134
      559        VINTAGE PETROLEUM, INC                   11,375
      687     *  WEATHERFORD INTERNATIONAL, INC           33,903
                                                     -----------
                 TOTAL ENERGY                          4,249,920
                                                     -----------
  FINANCIAL SERVICES -- 18.96%
      211        21ST CENTURY INSURANCE GROUP              3,251
      100     *  ACCEPTANCE INSURANCE COS, INC               408
       71        ADVANTA CORP (CLASS A)                    1,122
      100     *  AFFILIATED MANAGERS GROUP, INC            4,700
    3,506        AFLAC, INC                               96,555
      100        ALEXANDRIA REAL ESTATE EQUITIES,
                   INC                                     3,775
      241        ALFA CORP                                 4,563
      524        ALLIED CAPITAL CORP                      10,545
      300        ALLMERICA FINANCIAL CORP                 15,567
    4,886        ALLSTATE CORP                           204,918
      664        AMB PROPERTY CORP                        16,334
      625        AMBAC FINANCIAL GROUP, INC               39,643
      200        AMCORE FINANCIAL, INC                     4,037
      100        AMERICAN CAPITAL STRATEGIES LTD           2,543
    8,912        AMERICAN EXPRESS CO                     368,065
      200        AMERICAN FINANCIAL GROUP, INC             4,820
      200        AMERICAN FINANCIAL HOLDINGS, INC          4,275
    3,286        AMERICAN GENERAL CORP                   125,689
      100        AMERICAN INDUSTRIAL PROPERTIES
                   REIT                                    1,267

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  49

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
   13,534        AMERICAN INTERNATIONAL GROUP, INC   $ 1,089,487
      100        AMERICAN NATIONAL INSURANCE CO            6,881
      430     *  AMERITRADE HOLDINGS CORP (CLASS A)        2,270
      100        AMLI RESIDENTIAL PROPERTIES TRUST         2,230
      100     *  AMPAL-AMERICAN ISRAEL CORP (CLASS
                   A)                                        512
       20     *  AMRESCO, INC                                 27
    2,502        AMSOUTH BANCORPORATION                   42,058
      166     *  ANC RENTAL CORP                             498
      190        ANCHOR BANCORP WISCONSIN, INC             2,636
    1,508        AON CORP                                 53,534
      400        APARTMENT INVESTMENT & MANAGEMENT
                   CO (CLASS A)                           17,780
      504        ARCHSTONE COMMUNITIES TRUST              12,398
      397        ARDEN REALTY, INC                         9,369
       64        AREA BANCSHARES CORP                      1,020
       58        ARGONAUT GROUP, INC                         920
      100    b*  ARM FINANCIAL GROUP, INC (CLASS A)            0
      651        ASSOCIATED BANC-CORP                     21,645
      100     *  ASSOCIATES FIRST CAPITAL RESIDUAL
                   VALUE                                       2
      295        ASTORIA FINANCIAL CORP                   15,764
    2,028     *  AUTONATION, INC                          18,252
      435        AVALONBAY COMMUNITIES, INC               19,927
      146        BALDWIN & LYONS, INC (CLASS B)            3,148
      505        BANCORPSOUTH, INC                         7,448
      600        BANCWEST CORP                            14,400
   10,991        BANK OF AMERICA CORP                    601,757
      141        BANK OF GRANITE CORP                      2,987
    5,039        BANK OF NEW YORK CO, INC                248,120
    7,814        BANK ONE CORP                           282,710
      200     *  BANK UNITED CORP CONTINGENT PAYMT
                   RTS                                        50
      100        BANKATLANTIC BANCORP, INC (CLASS
                   A)                                        640
      931        BANKNORTH GROUP, INC                     18,503
       44        BANNER CORP                                 704
      189        BAY VIEW CAPITAL CORP                       895
    2,724        BB&T CORP                                95,803
      706        BEAR STEARNS COS, INC                    32,292
      100        BEDFORD PROPERTY INVESTORS, INC           1,876
      260        BERKLEY (W.R.) CORP                      11,716
      100     *  BLACKROCK, INC                            3,600
      147        BLANCH (E.W.) HOLDINGS, INC               1,168
       43     *  BOK FINANCIAL CORP                        1,056
      386        BOSTON PROPERTIES, INC                   14,841
       59        BOYKIN LODGING CO                           654
      200        BRANDYWINE REALTY TRUST                   3,980
      459        BRE PROPERTIES, INC (CLASS A)            13,306
      100        BROOKLINE BANCORP, INC                    1,325
      100        BROWN & BROWN, INC                        3,405
      100        BSB BANCORP, INC                          1,881
      100        BURNHAM PACIFIC PROPERTIES, INC             479
      243        CAMDEN PROPERTY TRUST                     8,079
      100        CAPITAL AUTOMOTIVE REIT                   1,600
    1,307        CAPITAL ONE FINANCIAL CORP               72,538
      228        CAPITOL FEDERAL FINANCIAL                 3,633
      100        CAPSTEAD MORTGAGE CORP                    1,338

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      438        CARRAMERICA REALTY CORP             $    12,496
       91        CASH AMERICA INTERNATIONAL, INC             555
      684     *  CATELLUS DEVELOPMENT CORP                10,773
      100        CATHAY BANCORP, INC                       4,862
      100     *  CB RICHARD ELLIS SERVICES GROUP,
                   INC                                     1,502
      200        CBL & ASSOCIATES PROPERTIES, INC          5,320
       78     *  CCC INFORMATION SERVICES GROUP,
                   INC                                       675
       80     *  CENTENNIAL BANCORP                          640
       84        CENTER TRUST, INC                           329
      100        CENTERPOINT PROPERTIES CORP               4,665
      245        CENTURA BANKS, INC                       12,115
      100        CENTURY SOUTH BANKS, INC                  3,231
       68        CFS BANCORP, INC                            752
       70        CHARLES E. SMITH RESIDENTIAL
                   REALTY, INC                             3,184
       72        CHARTER MUNICIPAL MORTGAGE
                   ACCEPTANCE CO                           1,096
    1,558        CHARTER ONE FINANCIAL, INC               44,091
       75        CHATEAU COMMUNITIES, INC                  2,268
      256        CHELSEA PROPERTY GROUP, INC              10,803
      350        CHEMICAL FINANCIAL CORP                   7,875
      100        CHITTENDEN CORP                           3,120
      300     *  CHOICEPOINT, INC                         10,140
    1,231        CHUBB CORP                               89,173
    1,150        CINCINNATI FINANCIAL CORP                43,628
    1,294        CIT GROUP, INC (CLASS A)                 37,370
   33,691        CITIGROUP, INC                        1,515,421
      345        CITIZENS BANKING CORP (MICHIGAN)          9,207
       60        CITY HOLDING CO                             536
      200        CITY NATIONAL CORP                        7,682
      100     *  CNA FINANCIAL CORP                        3,501
       58        CNA SURETY CORP                             770
      548        COLONIAL BANCGROUP, INC                   7,124
       92        COLONIAL PROPERTIES TRUST                 2,470
      713        COMDISCO, INC                             5,704
    1,155        COMERICA, INC                            71,032
      200        COMMERCE BANCORP, INC                    12,000
      436        COMMERCE BANCSHARES, INC                 16,241
      100        COMMERCE GROUP, INC                       3,200
      300        COMMERCIAL FEDERAL CORP                   6,690
      206        COMMERCIAL NET LEASE REALTY, INC          2,430
       42        COMMONWEALTH BANCORP, INC                   693
      168        COMMUNITY FIRST BANKSHARES, INC           3,391
       10        COMMUNITY TRUST BANCORP, INC                158
      807        COMPASS BANCSHARES, INC                  17,249
      100     *  COMPUCREDIT CORP                            753
    2,172        CONSECO, INC                             34,969
      200        CORNERSTONE REALTY INCOME TRUST,
                   INC                                     2,116
      424     *  CORRECTIONS CORP OF AMERICA                 339
      100        CORUS BANKSHARES, INC                     5,100
      805        COUNTRYWIDE CREDIT INDUSTRIES, INC       39,726
      450        COUSINS PROPERTIES, INC                  11,254
      230        CRAWFORD & CO (CLASS B)                   3,093
      583        CRESCENT REAL ESTATE EQUITIES CO         13,234
      100     *  CRESTLINE CAPITAL CORP                    2,715
       57     *  CSFBDIRECT                                  259

50  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
      100     *  CSK AUTO CORP                       $       690
      300        CULLEN FROST BANKERS, INC                10,275
       56        CVB FINANCIAL CORP                          894
      254        DELPHI FINANCIAL GROUP, INC (CLASS
                   A)                                      7,518
      412        DEVELOPERS DIVERSIFIED REALTY CORP        6,056
      397     *  DIME BANCORP LITIGATION TRACKING
                   WTS                                        93
      797        DIME BANCORP, INC                        26,101
      145        DIME COMMUNITY BANCSHARES                 3,951
      200        DORAL FINANCIAL CORP                      6,000
      100        DOWNEY FINANCIAL CORP                     4,530
      847        DUKE-WEEKS REALTY CORP                   19,608
    1,451     *  E*TRADE GROUP, INC                       10,127
      179        EAST WEST BANCORP, INC                    3,445
      100        EASTGROUP PROPERTIES, INC                 2,355
      300        EATON VANCE CORP                          9,315
      530        EDWARDS (A.G.), INC                      19,610
      151     *  ELECTRO RENT CORP                         2,095
       52        ENTERTAINMENT PROPERTIES TRUST              740
    2,029        EQUITY OFFICE PROPERTIES TRUST           56,812
      852        EQUITY RESIDENTIAL PROPERTIES
                   TRUST CO                               44,329
      434        ERIE INDEMNITY CO (CLASS A)              12,421
      264        ESSEX PROPERTY TRUST, INC                12,685
      100        F & M BANCORP, INC (MARYLAND)             2,687
      100        F & M NATIONAL CORP                       3,810
       75        F.N.B. CORP                               1,800
       79        FBL FINANCIAL GROUP, INC (CLASS A)        1,232
      300        FEDERAL REALTY INVESTMENT TRUST           5,868
      504        FEDERATED INVESTORS, INC (CLASS B)       14,288
    4,686        FREDDIE MAC                             303,793
      434        FIDELITY NATIONAL FINANCIAL, INC         11,618
    2,614        FIFTH THIRD BANCORP                     139,685
      100     *  FINANCIAL FEDERAL CORP                    2,450
        8     *  FINET.COM, INC                                7
      200        FINOVA GROUP, INC                           360
      299        FIRST AMERICAN CORP                       7,774
       83        FIRST BANCORP (PUERTO RICO)               2,149
      156        FIRST CHARTER CORP                        2,427
      408        FIRST COMMONWEALTH FINANCIAL CORP         4,671
      100        FIRST FEDERAL CAPITAL CORP                1,400
      238        FIRST FINANCIAL BANCORP                   3,570
      100        FIRST FINANCIAL BANKSHARES, INC           3,325
      147        FIRST FINANCIAL HOLDINGS, INC             2,940
      100        FIRST INDIANA CORP                        2,625
      100        FIRST MERCHANTS CORP                      2,306
      200        FIRST MIDWEST BANCORP, INC                5,630
      100        FIRST NIAGARA FINANCIAL GROUP, INC        1,118
      142        FIRST SENTINEL BANCORP, INC               1,579
      100        1ST SOURCE CORP                           1,868
    1,065        FIRST TENNESSEE NATIONAL CORP            32,908
    6,640        FIRST UNION CORP                        219,120
      278        FIRST VIRGINIA BANKS, INC                12,056
      100     *  FIRSTFED FINANCIAL CORP                   2,800
      490        FIRSTMERIT CORP                          12,740
    7,324        FLEETBOSTON FINANCIAL CORP              276,481

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
    6,946        FANNIE MAE                          $   552,901
      399        FRANCHISE FINANCE CORP OF AMERICA         9,943
    1,095        FRANKLIN RESOURCES, INC                  42,825
      208        FREMONT GENERAL CORP                        807
       83     *  FRIEDMAN, BILLINGS, RAMSEY GROUP,
                   INC (CLASS A)                             454
      252        FRONTIER FINANCIAL CORP                   6,032
      100     *  FRONTIER INSURANCE GROUP, INC                 4
      100     *  FRONTLINE CAPITAL GROUP, INC              1,018
      758        FULTON FINANCIAL CORP                    15,396
      100        GABLES RESIDENTIAL TRUST                  2,901
      764        GALLAGHER (ARTHUR J.) & CO               21,162
      412     *  GARTNER, INC (CLASS A)                    2,776
      104     *  GARTNER, INC (CLASS B)                      655
      100        GBC BANCORP                               2,850
      484        GENERAL GROWTH PROPERTIES, INC           16,915
      209        GLENBOROUGH REALTY TRUST, INC             3,636
       83        GLIMCHER REALTY TRUST                     1,254
      200        GOLD BANC CORP, INC                       1,406
      442        GOLDEN STATE BANCORP, INC                12,322
      796        GOLDEN WEST FINANCIAL CORP               51,660
      200        GREAT AMERICAN FINANCIAL
                   RESOURCES, INC                          3,600
      100        GREAT LAKES REIT, INC                     1,693
      396        GREATER BAY BANCORP                       9,974
      513        GREENPOINT FINANCIAL CORP                16,723
      100        HARBOR FLORIDA BANCSHARES, INC            1,600
       20     *  HARBOR GLOBAL CO LTD                        133
      100        HARLEYSVILLE GROUP, INC                   2,218
    1,494        HARTFORD FINANCIAL SERVICES GROUP,
                   INC                                    88,146
      300        HCC INSURANCE HOLDINGS, INC               7,935
      300        HEALTH CARE PROPERTY INVESTORS,
                   INC                                    10,176
      201        HEALTH CARE REIT, INC                     4,180
      300        HEALTHCARE REALTY TRUST, INC              7,230
      450        HELLER FINANCIAL, INC (CLASS A)          15,817
      875        HIBERNIA CORP (CLASS A)                  12,223
      421        HIGHWOODS PROPERTIES, INC                10,377
      147        HILB, ROGAL & HAMILTON CO                 5,145
      100        HOME PROPERTIES OF NEW YORK, INC          2,850
      400        HOOPER HOLMES, INC                        3,436
      246        HORACE MANN EDUCATORS CORP                4,354
      300        HOSPITALITY PROPERTIES TRUST              7,920
    1,213        HOST MARRIOTT CORP (NEW)                 14,167
    3,085        HOUSEHOLD INTERNATIONAL, INC            182,755
      868        HRPT PROPERTIES TRUST                     7,187
      300        HUDSON CITY BANCORP, INC                  5,943
       57        HUDSON RIVER BANCORP, INC                   794
      326        HUDSON UNITED BANCORP                     7,400
    1,703        HUNTINGTON BANCSHARES, INC               24,267
      339        INDEPENDENCE COMMUNITY BANK CORP          5,911
      100        INDEPENDENT BANK CORP                     1,500
      656     *  INDYMAC BANCORP, INC                     18,853
      200        INNKEEPERS U.S.A. TRUST                   2,240
       64     *  INSIGNIA FINANCIAL GROUP, INC               755
      100     *  INSURANCE AUTO AUCTIONS, INC              1,225
      163        INTEGRA BANK CORP                         3,402

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  51

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
      255        INTERNATIONAL BANCSHARES CORP       $     9,753
      243     *  INVESTMENT TECHNOLOGY GROUP, INC         12,441
      204        INVESTORS FINANCIAL SERVICES CORP        11,959
      116        IRT PROPERTY CO                           1,067
      100        IRWIN FINANCIAL CORP                      2,112
      608        ISTAR FINANCIAL, INC                     14,026
      252     *  ITT EDUCATIONAL SERVICES, INC             6,829
      200        JDN REALTY CORP                           2,262
       76        JEFFERIES GROUP, INC (NEW)                2,192
      675        JEFFERSON-PILOT CORP                     45,825
      600        JOHN HANCOCK FINANCIAL SERVICES,
                   INC                                    23,070
      200     *  JONES LANG LASALLE, INC                   2,570
   12,801        JP MORGAN CHASE & CO                    574,764
      100        JP REALTY, INC                            1,943
    2,903        KEYCORP                                  74,897
      100        KILROY REALTY CORP                        2,681
      269        KIMCO REALTY CORP                        11,567
      850     *  KNIGHT TRADING GROUP, INC                12,431
      200        KOGER EQUITY, INC                         2,800
      109        KONOVER PROPERTY TRUST, INC                 457
      200     *  LABRANCHE & CO, INC                       6,432
      100        LANDAMERICA FINANCIAL GROUP, INC          3,558
      405        LEGG MASON, INC                          17,050
    1,660        LEHMAN BROTHERS HOLDINGS, INC           104,082
      200        LEUCADIA NATIONAL CORP                    6,434
      100        LEXINGTON CORPORATE PROPERTIES
                   TRUST                                   1,290
      257        LIBERTY CORP                              8,735
      147        LIBERTY FINANCIAL COS, INC                6,115
    1,301        LINCOLN NATIONAL CORP                    55,253
       89        LNR PROPERTY CORP                         2,523
       97        LTC PROPERTIES, INC                         387
      565        M & T BANK CORP                          39,493
      200        MACERICH CO                               4,390
      308        MACK-CALI REALTY CORP                     8,316
       86        MAF BANCORP, INC                          2,354
      100        MANUFACTURED HOME COMMUNITIES, INC        2,700
    1,756        MARSH & MCLENNAN COS, INC               166,872
      740        MARSHALL & ILSLEY CORP                   39,079
      657        MBIA, INC                                53,006
    5,000        MBNA CORP                               165,500
      140        MEDALLION FINANCIAL CORP                  1,417
      105     *  MEDICAL ASSURANCE, INC                    1,291
      845     *  MEDITRUST CORP PAIRED STOCK               3,447
    3,223        MELLON FINANCIAL CORP                   130,595
      447        MERCANTILE BANKSHARES CORP               16,539
      100        MERCURY GENERAL CORP                      3,250
      200        MERISTAR HOSPITALITY CORP                 4,000
    5,420        MERRILL LYNCH & CO, INC                 300,268
    1,900        METLIFE, INC                             57,095
      678        MGIC INVESTMENT CORP                     46,388
      100        MID-AMERICA APARTMENT COMMUNITIES,
                   INC                                     2,248
      100        MID-AMERICA BANCORP                       2,300
      100        MIDLAND CO                                3,175
      280        MID-STATE BANCSHARES                      4,270

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      353        MILLS CORP                          $     7,374
      269        MONY GROUP, INC                           8,930
      102        MORGAN KEEGAN, INC                        2,759
    7,492        MORGAN STANLEY DEAN WITTER & CO         400,822
    4,110        NATIONAL CITY CORP                      109,942
    1,559        NATIONAL COMMERCE BANCORP                38,682
       84     *  NATIONAL EQUIPMENT SERVICES, INC            236
      186        NATIONAL HEALTH INVESTORS, INC            2,163
       67        NATIONAL PENN BANCSHARES, INC             1,612
      100     *  NATIONSRENT, INC                            100
      100        NATIONWIDE FINANCIAL SERVICES, INC
                   (CLASS A)                               3,798
      264        NATIONWIDE HEALTH PROPERTIES, INC         4,406
       64        NBT BANCORP, INC                          1,068
       85     *  NETBANK, INC                                743
      200        NEUBERGER BERMAN, INC                    12,442
      516        NEW PLAN EXCEL REALTY TRUST               8,256
      200     *  NEXTCARD, INC                             2,062
    1,024        NORTH FORK BANCORP, INC                  26,572
    1,445        NORTHERN TRUST CORP                      90,312
      100        NORTHWEST BANCORP, INC                      987
      390        NEW YORK COMMUNITY BANCORP, INC          11,310
      146        OCEANFIRST FINANCIAL CORP                 3,394
      200     *  OCWEN FINANCIAL CORP                      1,698
      413        OHIO CASUALTY CORP                        3,884
      935        OLD KENT FINANCIAL CORP                  35,530
      381        OLD NATIONAL BANCORP                      8,001
      950        OLD REPUBLIC INTERNATIONAL CORP          26,980
      100        OMEGA FINANCIAL CORP                      2,725
      140        ORIENTAL FINANCIAL GROUP, INC             1,869
       87        PACIFIC CAPITAL BANCORP                   2,495
      487        PACIFIC CENTURY FINANCIAL CORP            9,253
      100        PACIFIC GULF PROPERTIES, INC                565
      256        PACIFIC NORTHWEST BANCORP                 4,960
      136        PAN PACIFIC RETAIL PROPERTIES, INC        3,012
      100        PARK NATIONAL CORP                        8,675
      100        PARKWAY PROPERTIES, INC                   2,870
      100        PENNSYLVANIA REAL ESTATE
                   INVESTMENT TRUST                        2,100
      200        PEOPLE'S BANK                             5,150
      147        PFF BANCORP, INC                          3,371
      100     *  PICO HOLDINGS, INC                        1,400
      100        PMA CAPITAL CORP (CLASS A)                1,737
      200        PMI GROUP, INC                           12,996
    1,855        PNC FINANCIAL SERVICES GROUP, INC       125,676
      887        POPULAR, INC                             26,124
      200        POST PROPERTIES, INC                      7,000
      200        PRENTISS PROPERTIES TRUST                 4,930
       82        PRESIDENTIAL LIFE CORP                    1,353
      100        PRIME GROUP REALTY TRUST                  1,396
      200     *  PRIME RETAIL, INC                            78
       10     *  PROFESSIONALS GROUP, INC                    240
      390        PROGRESSIVE CORP                         37,849
      622        PROLOGIS TRUST                           12,489
      100        PROMISTAR FINANCIAL CORP                  1,912
      285        PROTECTIVE LIFE CORP                      8,740
       95        PROVIDENT BANKSHARES CORP                 2,125

52  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
      100        PROVIDENT FINANCIAL GROUP, INC      $     2,812
    1,918        PROVIDIAN FINANCIAL CORP                 94,077
      100        PS BUSINESS PARKS, INC                    2,715
      506        PUBLIC STORAGE, INC                      13,282
      100        R&G FINANCIAL CORP (CLASS B)              1,650
      243        RADIAN GROUP, INC                        16,463
      244        RAYMOND JAMES FINANCIAL, INC              6,783
      195        REALTY INCOME CORP                        5,167
      343        RECKSON ASSOCIATES REALTY CORP            7,648
      200        REGENCY CENTERS CORP                      5,000
    1,484        REGIONS FINANCIAL CORP                   42,201
       68        REINSURANCE GROUP OF AMERICA, INC         2,620
      200     *  RELIANCE GROUP HOLDINGS, INC                  4
      331        REPUBLIC BANCORP, INC                     4,075
      100        RESOURCE BANCSHARES MORTGAGE
                   GROUP, INC                                750
      200        RFS HOTEL INVESTORS, INC                  2,896
      110        RICHMOND COUNTY FINANCIAL CORP            3,231
       68        RIGGS NATIONAL CORP                       1,079
      664        ROSLYN BANCORP, INC                      14,940
      656        ROUSE CO                                 16,964
      100        S & T BANCORP, INC                        2,314
    1,065        SAFECO CORP                              30,019
      100        SANDY SPRING BANCORP, INC                 3,056
      200        SANTANDER BANCORP                         3,800
      100        SAUL CENTERS, INC                         1,830
    7,543        SCHWAB (CHARLES) CORP                   116,313
      143        SCPIE HOLDINGS, INC                       2,902
      100        SEACOAST FINANCIAL SERVICES CORP          1,393
      200     *  SECURITY CAPITAL GROUP, INC (CLASS
                   B)                                      4,150
      500        SEI INVESTMENTS CO                       15,593
      100        SELECTIVE INSURANCE GROUP, INC            2,323
       92        SENIOR HOUSING PROPERTIES TRUST           1,036
       59     *  SIERRACITIES.COM, INC                       335
      200     *  SILICON VALLEY BANCSHARES                 4,700
      853        SIMON PROPERTY GROUP, INC                21,836
      508        SKY FINANCIAL GROUP, INC                  8,667
      100        SL GREEN REALTY CORP                      2,745
      292        SOUTH FINANCIAL GROUP, INC                4,161
    1,101        SOUTHTRUST CORP                          50,370
      200     *  SOUTHWEST BANCORP OF TEXAS, INC           6,275
      146        SOUTHWEST SECURITIES GROUP, INC           2,727
    1,549        SOVEREIGN BANCORP, INC                   13,118
      100        SOVRAN SELF STORAGE, INC                  2,450
      319        SPIEKER PROPERTIES, INC                  17,497
    1,408        ST. PAUL COS, INC                        62,022
      351        STANCORP FINANCIAL GROUP, INC            14,777
    1,278        STARWOOD HOTELS & RESORTS
                   WORLDWIDE, INC                         43,464
      100        STATE AUTO FINANCIAL CORP                 1,518
    1,073        STATE STREET CORP                       100,218
      241        STATEN ISLAND BANCORP, INC                6,000
       92        STERLING BANCSHARES, INC                  1,610
      100     *  STEWART INFORMATION SERVICES CORP         1,680
    1,492        STILWELL FINANCIAL, INC                  40,015
      200        STORAGE U.S.A., INC                       6,516

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
       80        SUMMIT PROPERTIES, INC              $     1,960
      162        SUN COMMUNITIES, INC                      5,346
      100    b*  SUNTERRA CORP                                17
    1,747        SUNTRUST BANKS, INC                     113,205
      100    b*  SUPERIOR NATIONAL INSURANCE GROUP,
                   INC                                        13
      232        SUSQUEHANNA BANCSHARES, INC               4,176
    1,861        SYNOVUS FINANCIAL CORP                   50,247
      196     *  SYNTROLEUM CORP                           2,829
      668        T ROWE PRICE GROUP, INC                  20,916
      200        TAUBMAN CENTERS, INC                      2,410
      497        TCF FINANCIAL CORP                       18,781
      300     *  TD WATERHOUSE GROUP                       3,240
      256        TEXAS REGIONAL BANCSHARES, INC
                   (CLASS A)                               8,864
    1,200        THE GOLDMAN SACHS GROUP, INC            102,120
       75        THORNBURG MORTGAGE, INC                     915
      771        TORCHMARK CORP                           29,937
      355        TOWN & COUNTRY TRUST                      6,762
      200     *  TRAMMELL CROW CO                          2,380
      163        TRANSATLANTIC HOLDINGS, INC              16,709
      100     *  TRIAD GUARANTY, INC                       3,318
       58        TRUST CO OF NEW JERSEY                      971
      419        TRUSTCO BANK CORP (NEW YORK)              5,394
      328        TRUSTMARK CORP                            6,806
      355        TUCKER ANTHONY SUTRO CORP                 6,727
       54        U.S. RESTAURANT PROPERTIES, INC             594
      100        U.S.B. HOLDINGS CO, INC                   1,315
      100        UCBH HOLDINGS, INC                        4,868
      200     *  UICI                                      1,756
      261        UMB FINANCIAL CORP                        9,918
      200    b*  UNICAPITAL CORP                               0
      905        UNION PLANTERS CORP                      34,833
      400        UNIONBANCAL CORP                         11,620
      453        UNITED BANKSHARES, INC                   10,022
      126        UNITED COMMUNITY FINANCIAL CORP             834
      666        UNITED DOMINION REALTY TRUST, INC         8,458
      257        UNITED NATIONAL BANCORP                   5,140
      300     *  UNITED RENTALS, INC                       4,899
      497     *  UNITEDGLOBALCOM, INC (CLASS A)            6,523
      274        UNITRIN, INC                              9,966
    1,549        UNUMPROVIDENT CORP                       45,261
   12,789        US BANCORP (NEW)                        296,704
    1,070        USA EDUCATION, INC                       77,735
      477        VALLEY NATIONAL BANCORP                  12,921
      407        VORNADO REALTY TRUST                     14,582
      200        W HOLDING CO, INC                         2,362
    1,364        WACHOVIA CORP                            82,181
      510        WADDELL & REED FINANCIAL, INC
                   (CLASS A)                              14,458
      325        WASHINGTON FEDERAL, INC                   7,982
    3,929        WASHINGTON MUTUAL, INC                  215,112
      200        WASHINGTON REAL ESTATE INVESTMENT
                   TRUST                                   4,668
      300        WEBSTER FINANCIAL CORP                    8,793
      100        WEINGARTEN REALTY INVESTORS               4,230
   11,502        WELLS FARGO & CO                        569,003

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  53

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- (CONTINUED)
       50     *  WELLSFORD REAL PROPERTIES, INC      $       817
       71        WESBANCO, INC                             1,295
       60        WEST COAST BANCORP (OREGON)                 600
      200        WESTAMERICA BANCORP                       7,550
      100        WESTCORP                                  1,740
      202        WESTFIELD AMERICA, INC                    3,278
       81        WHITNEY HOLDING CORP                      3,204
      200        WILMINGTON TRUST CORP                    11,816
      600     *  WIT SOUNDVIEW GROUP, INC                  1,800
      800     *  WYNDHAM INTERNATIONAL, INC (CLASS
                   A)                                      1,704
      100        ZENITH NATIONAL INSURANCE CORP            2,360
      606        ZIONS BANCORP                            31,566
                                                     -----------
                 TOTAL FINANCIAL SERVICES             14,363,669
                                                     -----------
HEALTH CARE -- 14.48%
   10,455        ABBOTT LABORATORIES CO                  493,371
      420     *  ABGENIX, INC                              9,948
      100     *  ABIOMED, INC                              1,575
      350     *  ACCREDO HEALTH, INC                      11,440
      100     *  ACLARA BIOSCIENCES, INC                     550
      167     *  ADVANCEPCS                                9,062
      400     *  ADVANCED TISSUE SCIENCES, INC             1,575
      936     *  AETNA, INC (NEW)                         33,621
      224     *  AFFYMETRIX, INC                           6,230
      100     *  ALBANY MOLECULAR RESEARCH, INC            3,500
      100     *  ALEXION PHARMACEUTICALS, INC              2,281
      300     *  ALKERMES, INC                             6,581
      886        ALLERGAN, INC                            65,696
      200     *  ALLIANCE PHARMACEUTICAL CORP                650
      100     *  ALLSCRIPTS HEALTHCARE SOLUTIONS,
                   INC                                       503
      200        ALPHARMA, INC (CLASS A)                   6,548
    1,226     *  ALZA CORP                                49,653
    8,779        AMERICAN HOME PRODUCTS CORP             515,766
       77     *  AMERIPATH, INC                            1,583
      274     *  AMERISOURCE HEALTH CORP (CLASS A)        13,439
    6,861     *  AMGEN, INC                              412,946
      300     *  AMYLIN PHARMACEUTICALS, INC               2,981
      200     *  ANDRX GROUP                               9,800
      100     *  ANTIGENICS, INC                           1,500
      100     *  APHTON CORP                               2,050
      673     *  APOGENT TECHNOLOGIES, INC                13,621
    1,443        APPLERA CORP (APPLIED BIOSYSTEMS
                   GROUP)                                 40,043
      387     *  APPLERA CORP (CELERA GENOMICS
                   GROUP)                                 11,938
      186     *  APRIA HEALTHCARE GROUP, INC               4,497
      100     *  ARADIGM CORP                                575
      100     *  ARIAD PHARMACEUTICALS, INC                  550
      141        ARROW INTERNATIONAL, INC                  5,322
      100     *  ARTHROCARE CORP                           1,400
      100     *  ATS MEDICAL, INC                            962
      100     *  AURORA BIOSCIENCES CORP                   1,787
      300     *  AVANT IMMUNOTHERAPEUTICS, INC             1,293
      100     *  AVIGEN, INC                               1,218
      248     *  AVIRON, INC                              10,307

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      283        BARD (C.R.), INC                    $    12,848
       70     *  BARR LABORATORIES, INC                    4,001
      395        BAUSCH & LOMB, INC                       18,035
    2,043        BAXTER INTERNATIONAL, INC               192,328
      300        BECKMAN COULTER, INC                     11,727
    1,697        BECTON DICKINSON & CO                    59,938
      881        BERGEN BRUNSWIG CORP (CLASS A)           14,624
      537     *  BEVERLY ENTERPRISES, INC                  4,296
      100     *  BIOCRYST PHARMACEUTICALS, INC               618
    1,038     *  BIOGEN, INC                              65,718
      100     *  BIOMARIN PHARMACEUTICAL, INC                743
      990        BIOMET, INC                              38,996
      100     *  BIOPURE CORP                              1,331
      100     *  BIO-RAD LABORATORIES, INC (CLASS
                   A)                                      3,600
      100     *  BIOSITE DIAGNOSTICS, INC                  3,750
      290     *  BIO-TECHNOLOGY GENERAL CORP               1,809
      100     *  BONE CARE INTERNATIONAL, INC              1,637
    1,876     *  BOSTON SCIENTIFIC CORP                   37,857
   13,109        BRISTOL MYERS SQUIBB CO                 778,674
      100     *  CAPITAL SENIOR LIVING CORP                  208
    2,046        CARDINAL HEALTH, INC                    197,950
      500     *  CARDIODYNAMICS INTERNATIONAL CORP         1,812
    1,515     *  CAREMARK RX, INC                         19,755
        5     *  CAREMATRIX CORP                               1
      100     *  CARRIAGE SERVICES, INC (CLASS A)            300
      486     *  CELGENE CORP                             12,150
      200     *  CELL GENESYS, INC                         2,850
       72     *  CELL PATHWAYS, INC                          294
      200     *  CELL THERAPEUTICS, INC                    3,587
      320     *  CEPHALON, INC                            15,380
       94     *  CERNER CORP                               3,219
      100     *  CERUS CORP                                4,412
      668     *  CHIRON CORP                              29,308
      100     *  CHROMAVISION MEDICAL SYSTEMS, INC           468
      966        CIGNA CORP                              103,709
      200     *  COHERENT, INC                             7,100
       82     *  COLUMBIA LABORATORIES, INC                  493
      255     *  CONMED CORP                               4,892
      100     *  CONNETICS CORP                              506
      250        COOPER COS, INC                          11,837
      300     *  COR THERAPEUTICS, INC                     6,750
      213     *  CORIXA CORP                               1,704
      411     *  COVANCE, INC                              5,281
      412     *  COVENTRY HEALTH CARE, INC                 6,823
      100     *  CRYOLIFE, INC                             2,593
      200     *  CUBIST PHARMACEUTICALS, INC               4,900
      200     *  CURAGEN CORP                              4,687
       30     *  CURIS, INC                                  111
      100     *  CV THERAPEUTICS, INC                      3,300
       14     *  CYBEAR GROUP, INC                             5
      500     *  CYBER-CARE, INC                           1,468
      164     *  CYBERONICS, INC                           2,654
      179     *  CYGNUS, INC                               1,337
      300     *  CYTOGEN CORP                                975
      700     *  CYTYC CORP                               11,550
      143        DATASCOPE CORP                            5,174
      369     *  DAVITA, INC                               6,265

54  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
      200     *  DENDRITE INTERNATIONAL, INC         $     2,800
      461        DENTSPLY INTERNATIONAL, INC              16,826
      100        DIAGNOSTIC PRODUCTS CORP                  5,215
      100     *  DIGENE CORP                               1,525
      100     *  DIVERSA CORP                              1,512
       78     *  DURAMED PHARMACEUTICALS, INC                450
      100     *  DUSA PHARMACEUTICALS, INC                 1,331
      100     *  DVI, INC                                  1,542
       68     *  ECLIPSE SURGICAL TECHNOLOGY, INC             74
      200     *  ECLIPSYS CORP                             3,900
      308     *  EDWARDS LIFESCIENCES CORP                 6,036
      140     *  ELAN CORP CONTINGENT VALUE RIGHT            201
      100     *  EMISPHERE TECHNOLOGIES, INC               1,431
       43     *  ENDO PHARMACEUTICALS HOLDINGS, INC          301
       43     *  ENDO PHARMACEUTICALS, INC WTS
                   12/31/02                                   16
      100     *  ENDOCARE, INC                               728
      149     *  ENTREMED, INC                             2,477
      105     *  ENZO BIOCHEM, INC                         1,762
      300     *  ENZON, INC                               14,250
      100     *  EXELIXIS, INC                               868
      100     *  EXPRESS SCRIPTS, INC (CLASS A)            8,668
      276     *  FIRST HEALTH GROUP CORP                  12,109
      243     *  FISHER SCIENTIFIC INTERNATIONAL,
                   INC                                     8,611
    1,098     *  FOREST LABORATORIES, INC                 65,045
      200     *  GENE LOGIC, INC                           3,350
    1,400     *  GENENTECH, INC                           70,700
      100     *  GENOME THERAPEUTICS CORP                    600
      100     *  GENTA, INC                                  596
       57     *  GENZYME CORP (BIOSURGERY DIVISION)          313
      620     *  GENZYME CORP (GENERAL DIVISION)          56,004
      100     *  GERON CORP                                1,043
      614     *  GILEAD SCIENCES, INC                     19,955
    1,983     *  GUIDANT CORP                             89,215
       83     *  GUILFORD PHARMACEUTICALS, INC             1,535
      100     *  HAEMONETICS CORP                          3,310
      100     *  HANGER ORTHOPEDIC GROUP, INC                149
    3,747        HCA-THE HEALTHCARE CO                   150,891
    1,508     *  HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) (NEW)                        23,449
      955     *  HEALTH NET, INC                          19,682
    2,484     *  HEALTHSOUTH CORP                         32,018
       87     *  HEMISPHERX BIOPHARMA, INC                   435
      272        HILLENBRAND INDUSTRIES, INC              13,134
      832     *  HUMAN GENOME SCIENCES, INC               38,272
      967     *  HUMANA, INC                              10,134
      100     *  HYSEQ, INC                                  937
      481        ICN PHARMACEUTICALS, INC                 12,231
      300     *  ICOS CORP                                14,250
      756     *  IDEC PHARMACEUTICALS CORP                30,240
      200     *  IDEXX LABORATORIES, INC                   4,387
      350     *  IDX SYSTEMS CORP                          6,321
      100     *  IGEN INTERNATIONAL, INC                   1,893
      100     *  ILEX ONCOLOGY, INC                        1,525
      400     *  IMATRON, INC                                750
      400     *  IMCLONE SYSTEMS, INC                     13,275

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      100     *  IMMUNE RESPONSE CORP                $       253
    1,510     *  IMMUNEX CORP                             21,611
      200     *  IMMUNOGEN, INC                            2,675
      200     *  IMMUNOMEDICS, INC                         1,925
      100     *  IMPATH, INC                               4,637
    1,904        IMS HEALTH, INC                          47,409
      100     *  INAMED CORP                               2,375
      400     *  INCYTE GENOMICS, INC                      6,140
      100     *  INFOCURE CORP                               200
      198     *  INHALE THERAPEUTIC SYSTEMS, INC           4,232
      200    b*  INTEGRATED HEALTH SERVICES, INC              17
      200     *  INTEGRATED SILICON SOLUTION, INC          2,600
       85        INVACARE CORP                             3,359
      285     *  INVITROGEN CORP                          15,632
      210     *  ISIS PHARMACEUTICALS, INC                 1,942
      100     *  I-STAT CORP                               1,987
      899     *  IVAX CORP                                28,318
    9,287        JOHNSON & JOHNSON                       812,333
      870     *  KING PHARMACEUTICALS, INC                35,452
      100     *  KOS PHARMACEUTICALS, INC                  1,756
      263     *  KV PHARMACEUTICAL CO (CLASS B)            5,215
      123     *  LABORATORY CORP OF AMERICA
                   HOLDINGS                               14,790
      100     *  LASER VISION CENTERS, INC                   446
       64     *  LASERSIGHT, INC                             116
      100     *  LCA-VISION, INC                             231
      100     *  LEXICON GENETICS, INC                       656
      200     *  LIFEPOINT HOSPITALS, INC                  7,150
      261     *  LIGAND PHARMACEUTICALS CO (CLASS
                   B)                                      2,552
    6,379        LILLY (ELI) & CO                        489,014
      200     *  LINCARE HOLDINGS, INC                    10,587
      100     *  LYNX THERAPEUTICS, INC                      842
       75     *  MACROCHEM CORP (DELAWARE)                   294
      758     *  MANOR CARE, INC                          15,463
       25     *  MATRIA HEALTHCARE, INC                      334
      200     *  MATRIX PHARMACEUTICAL, INC                1,800
      100     *  MAXIM PHARMACEUTICALS, INC                  672
      140     *  MAXIMUS, INC                              4,145
      100     *  MAXYGEN, INC                              1,210
    1,910        MCKESSON HBOC, INC                       51,092
      500     *  MEDAREX, INC                              8,343
      200     *  MEDICIS PHARMACEUTICAL CORP (CLASS
                   A)                                      8,964
    1,400     *  MEDIMMUNE, INC                           50,225
      135     *  MEDQUIST, INC                             2,927
    8,106        MEDTRONIC, INC                          370,768
      174        MENTOR CORP                               3,915
   15,477        MERCK & CO, INC                       1,174,704
      100     *  MGI PHARMA, INC                           1,093
      563     *  MID ATLANTIC MEDICAL SERVICES, INC       11,428
    1,220     *  MILLENNIUM PHARMACEUTICALS, INC          37,161
      462        MILLIPORE CORP                           21,372
      348     *  MINIMED, INC                             10,113
      100     *  MIRAVANT MEDICAL TECHNOLOGIES               800
      100     *  MOLECULAR DEVICES CORP                    4,550
      147        MORRISON MANAGEMENT SPECIALISTS,
                   INC                                     5,863

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  55

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
    1,063        MYLAN LABORATORIES, INC             $    27,478
      100     *  MYRIAD GENETICS, INC                      4,056
      100     *  NABI, INC                                   618
      100     *  NANOGEN, INC                                668
      100     *  NCS HEALTHCARE, INC (CLASS A)                35
      100     *  NEORX CORP                                  418
      100     *  NEOSE TECHNOLOGIES, INC                   2,450
      100     *  NEUROCRINE BIOSCIENCES, INC               2,062
      142     *  NEUROGEN CORP                             3,354
      100     *  NOVEN PHARMACEUTICALS, INC                2,831
      351     *  NOVOSTE CORP                              6,164
      100     *  NPS PHARMACEUTICALS, INC                  2,100
      256     *  OCULAR SCIENCES, INC                      4,560
      100        OMEGA HEALTHCARE INVESTORS, INC             215
      627        OMNICARE, INC                            13,449
      100     *  ON ASSIGNMENT, INC                        2,087
      200     *  ORGANOGENESIS, INC                        1,630
      245     *  ORTHODONTIC CENTERS OF AMERICA,
                   INC                                     5,022
      200     *  OSI PHARMACEUTICALS, INC                  7,925
       51     *  OSTEOTECH, INC                              274
      200        OWENS & MINOR, INC                        3,306
      592     *  OXFORD HEALTH PLANS, INC                 15,836
      200     *  PACIFICARE HEALTH SYSTEMS, INC
                   (CLASS A)                               4,975
      100     *  PACKARD BIOSCIENCE CO                       742
      845        PALL CORP                                18,522
      100     *  PAREXEL INTERNATIONAL CORP                1,243
      274     *  PATTERSON DENTAL CO                       8,425
      166     *  PER-SE TECHNOLOGIES, INC                    980
      300     *  PEREGRINE PHARMACEUTICALS, INC              440
   42,310        PFIZER, INC                           1,732,595
      166     *  PHARMACEUTICAL PRODUCT
                   DEVELOPMENT, INC                        6,992
    8,585        PHARMACIA CORP                          432,426
      100     *  PHARMACOPEIA, INC                         1,787
      354     *  PHARMACYCLICS, INC                        7,965
      200     *  PHYCOR, INC                                   8
      100     *  POLYMEDICA CORP                           2,275
       25     *  PRACTICEWORKS, INC                          161
      100     *  PRIORITY HEALTHCARE CORP (CLASS B)        3,775
      334     *  PROTEIN DESIGN LABS, INC                 14,863
      214     *  PROVINCE HEALTHCARE CO                    6,513
      100     *  PROXYMED, INC                               112
      354     *  PSS WORLD MEDICAL, INC                    1,581
       90     *  QUADRAMED CORP                              202
      245     *  QUEST DIAGNOSTICS, INC                   21,773
      712     *  QUINTILES TRANSNATIONAL CORP             13,439
      353     *  QUORUM HEALTH GROUP, INC                  5,361
      358     *  REGENERON PHARMACEUTICALS, INC            7,943
      100     *  REHABCARE GROUP, INC                      4,120
      460     *  RENAL CARE GROUP, INC                    12,337
       69     *  RES-CARE, INC                               345
      206     *  RESMED, INC                               8,322
      200     *  RESPIRONICS, INC                          6,100
       55     *  SANGSTAT MEDICAL CORP                       488
       86     *  SCHEIN (HENRY), INC                       3,160

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
    9,965        SCHERING-PLOUGH CORP                $   364,021
      100     *  SCOTT TECHNOLOGIES, INC                   2,212
      442     *  SEPRACOR, INC                            14,144
       69     *  SEROLOGICALS CORP                           931
    1,775     *  SERVICE CORP INTERNATIONAL                8,431
        4     *  SHIRE PHARMACEUTICALS GROUP PLC
                   ADR                                       175
      317     *  SICOR, INC                                4,418
      100     *  SIERRA HEALTH SERVICES, INC                 456
       89     *  SOLA INTERNATIONAL, INC                     801
      502     *  ST. JUDE MEDICAL, INC                    27,032
      100     *  STAAR SURGICAL CO                           428
      148     *  STERICYCLE, INC                           6,604
      442     *  STERIS CORP                               6,232
      500        STEWART ENTERPRISES, INC (CLASS A)        2,484
      912        STRYKER CORP                             47,652
       66     *  SUNRISE ASSISTED LIVING, INC              1,299
      200     *  SUNRISE TECHNOLOGIES
                   INTERNATIONAL, INC                        375
      168     *  SUPERGEN, INC                             1,732
      100     *  SURMODICS, INC                            3,600
      224     *  SYBRON DENTAL SPECIALTIES, INC            4,704
       55     *  SYNAVANT, INC                               247
      100     *  SYNCOR INTERNATIONAL CORP                 3,225
      100     *  TARGETED GENETICS CORP                      425
      300     *  TECHNE CORP                               7,837
    2,116     *  TENET HEALTHCARE CORP                    93,104
      200     *  TEXAS BIOTECHNOLOGY CORP                  1,010
      100     *  THERAGENICS CORP                            639
      146     *  THORATEC CORP                             1,241
      100     *  TITAN PHARMACEUTICALS, INC                2,220
       71     *  TRANSKARYOTIC THERAPIES, INC              1,246
      200     *  TRIAD HOSPITALS, INC                      5,650
      200     *  TRIANGLE PHARMACEUTICALS, INC             1,150
      200     *  TRIGON HEALTHCARE, INC                   10,300
      100     *  TRIMERIS, INC                             3,000
      100     *  TULARIK, INC                              1,900
       81     *  TWINLAB CORP                                106
      100     *  UNITED THERAPEUTICS CORP                  1,743
    2,184        UNITEDHEALTH GROUP, INC                 129,423
      100     *  UNIVERSAL HEALTH SERVICES, INC
                   (CLASS B)                               8,830
      400     *  US ONCOLOGY, INC                          3,250
      100     *  VALENTIS, INC                               506
      200     *  VARIAN MEDICAL SYSTEMS, INC              12,160
      212     *  VARIAN, INC                               5,419
      200     *  VASOMEDICAL, INC                            762
      100     *  VAXGEN, INC                               2,025
      149     *  VENTANA MEDICAL SYSTEMS, INC              3,464
      300        VENTAS, INC                               2,550
      133     *  VENTIV HEALTH, INC                        2,044
      400     *  VERTEX PHARMACEUTICALS, INC              14,650
       58     *  VICAL, INC                                  554
      303     *  VISX, INC                                 5,202
      200     *  VIVUS, INC                                  890
      846     *  WATERS CORP                              39,296
      643     *  WATSON PHARMACEUTICALS, INC              33,821

56  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
    1,750     *  WEBMD CORP                          $     9,734
      428     *  WELLPOINT HEALTH NETWORKS, INC           40,792
      100        X-RITE, INC                                 981
                                                     -----------
                 TOTAL HEALTH CARE                    10,972,295
                                                     -----------
OTHER -- 1.55%
      258        ABM INDUSTRIES, INC                       8,062
      100     *  ACACIA RESEARCH CORP                        656
       14        ADECCO S.A. ADR                             903
      100     *  ADMINISTAFF, INC                          1,815
      265     *  ADVO, INC                                 9,778
      200        ALEXANDER & BALDWIN, INC                  4,275
      100        BANTA CORP                                2,425
      353     *  BELL & HOWELL CO                          7,960
      751        BLOCK (H&R), INC                         37,595
       75        BRADY CORP (CLASS A)                      2,527
      144     *  BRIGHT HORIZONS FAMILY SOLUTIONS,
                   INC                                     3,412
      100     *  CAREER EDUCATION CORP                     5,025
      100     *  CDI CORP                                  1,300
    5,048     *  CENDANT CORP                             73,650
      144        CENTRAL PARKING CORP                      2,620
      254     *  CENTURY BUSINESS SERVICES, INC              635
      808        CINTAS CORP                              31,851
       49     *  CONCUR TECHNOLOGIES, INC                     15
      100     *  CORPORATE EXECUTIVE BOARD CO              3,018
      100     *  COSTAR GROUP, INC                         1,912
      315        CRANE CO                                  8,205
       62     *  DAISYTEK INTERNATIONAL CORP                 484
      315     *  DEVRY, INC                                9,465
    1,330        DOVER CORP                               47,667
      488     *  DUN & BRADSTREET CORP (NEW)              11,497
       33     *  EDGEWATER TECHNOLOGY, INC                   135
      100     *  EDISON SCHOOLS, INC                       2,025
       68     *  EDUCATION MANAGEMENT CORP                 2,218
      100     *  ESCO TECHNOLOGIES, INC                    2,496
      100     *  FAIRCHILD CORP (CLASS A)                    492
      100     *  FIRST CONSULTING GROUP, INC                 981
      200        FIRST INDUSTRIAL REALTY TRUST, INC        6,328
      100     *  FORRESTER RESEARCH, INC                   2,381
      988        FORTUNE BRANDS, INC                      33,987
       72     *  FRANKLIN COVEY CO                           582
      100     *  FRITZ COS, INC                            1,093
      362     *  GENTIVA HEALTH SERVICES, INC              6,900
      200     *  GETTY IMAGES, INC                         3,225
        4     *  GLOBAL SOURCES LTD                           32
      200     *  GTECH HOLDINGS CORP                       5,450
      100     *  HALL KINION & ASSOCIATES, INC               578
      148     *  HA-LO INDUSTRIES, INC                       146
      200        HARLAND (JOHN H.) CO                      3,740
       53     *  HAVAS ADVERTISING S.A. ADR W/I              616
      352     *  HEIDRICK & STRUGGLES
                   INTERNATIONAL, INC                     10,186
    5,428        HONEYWELL INTERNATIONAL, INC            221,462
      100     *  HOTJOBS.COM LTD                             506
       22     *  HUTTIG BUILDING PRODUCTS, INC                91
      181     *  INFOUSA, INC                                786

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      515        ITT INDUSTRIES, INC                 $    19,956
      363        KELLY SERVICES, INC (CLASS A)             8,559
      200     *  KORN FERRY INTERNATIONAL                  3,354
      150     *  LABOR READY, INC                            472
       68     *  LASON, INC                                   25
      439        LIBERTY PROPERTY TRUST CO                12,397
      200     *  LITTON INDUSTRIES, INC                   16,066
      924        LOEWS CORP                               54,894
      472        MANPOWER, INC                            13,593
      252        MATTHEWS INTERNATIONAL CORP (CLASS
                   A)                                      8,245
      100        MCGRATH RENTCORP                          2,187
      144     *  MEMBERWORKS, INC                          3,384
      385     *  METROMEDIA INTERNATIONAL GROUP,
                   INC                                     1,205
      524     *  MODIS PROFESSIONAL SERVICES, INC          2,410
      977        MOODY'S CORP                             26,926
      345        NATIONAL SERVICE INDUSTRIES, INC          8,090
      100     *  NAVIGANT CONSULTING CO                      666
      143     *  NCO GROUP, INC                            3,655
      144        NEW ENGLAND BUSINESS SERVICES, INC        2,664
      100     *  OFFSHORE LOGISTICS, INC                   2,481
       50     *  PFSWEB, INC                                  48
      271        PITTSTON CO                               5,880
       69     *  PREPAID LEGAL SERVICES, INC                 714
      200     *  PROSOFTTRAINING.COM                       1,575
      200     *  PROTECTION ONE, INC                         248
      100     *  PROVANT, INC                                606
      200     *  R.H. DONNELLEY CORP                       5,800
      100     *  RENT-WAY, INC                               517
    1,142     *  ROBERT HALF INTERNATIONAL, INC           25,523
      100        ROLLINS, INC                              1,930
      362     *  SCHOOL SPECIALTY, INC                     7,805
    1,913        SERVICEMASTER CO                         21,482
      296     *  SPHERION CORP                             2,054
      144        STANDARD REGISTER CO                      2,347
      141        STANDEX INTERNATIONAL CORP                3,235
      100     *  SYMYX TECHNOLOGIES, INC                   1,262
       25     *  CIRCLE.COM                                   21
      100     *  TELETECH HOLDINGS, INC                      787
      400     *  TERREMARK WORLDWIDE, INC                  1,000
      949        TEXTRON, INC                             53,941
      394     *  TMP WORLDWIDE, INC                       14,799
      145     *  TRAVELOCITY.COM, INC                      2,147
      421        U.S. INDUSTRIES, INC                      2,458
      100     *  UNIROYAL TECHNOLOGY CORP                    748
      200     *  UNITED STATIONERS, INC                    4,850
    2,935        UNITED TECHNOLOGIES CORP                215,135
      200        VALSPAR CORP                              5,738
      100     *  VENTRO CORP                                  75
      515        VIAD CORP                                12,272
      100     *  WACKENHUT CORP (CLASS A)                  1,432
      200        WALTER INDUSTRIES, INC                    1,720
      362     *  WORLD ACCESS, INC                            90
        5     *  WORLDWIDE XCEED GROUP, INC                    2
                                                     -----------
                 TOTAL OTHER                           1,172,658
                                                     -----------

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  57

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
PRODUCER DURABLES -- 5.82%
       20        ACTUANT CORP (CLASS A)              $       325
      100     *  ADVANCED LIGHTING TECHNOLOGIES,
                   INC                                       531
      413        AGCO CORP                                 3,964
    1,277     *  ALLIED WASTE INDUSTRIES, INC             20,023
      100        AMERICAN STATES WATER CO                  3,311
      647        AMERICAN WATER WORKS, INC                20,865
      200        AMETEK, INC                               5,520
      100        APPLIED INDUSTRIAL TECHNOLOGIES,
                   INC                                     1,640
       52     *  ASTEC INDUSTRIES, INC                       679
      611     *  AXCELIS TECHNOLOGIES, INC                 7,064
      100        BALDOR ELECTRIC CO                        2,105
      100        BELDEN, INC                               2,005
      100     *  BLOUNT INTERNATIONAL, INC                   440
      100        BMC INDUSTRIES, INC                         558
      100        BRIGGS & STRATTON CORP                    3,837
      140     *  BROOKS AUTOMATION, INC                    5,565
      142        CALIFORNIA WATER SERVICE GROUP            4,061
      100     *  CASELLA WASTE SYSTEMS, INC (CLASS
                   A)                                        893
       16     *  CATAYTICA ENERGY SYSTEMS                    335
    2,271        CATERPILLAR, INC                        100,786
      100     *  CMI CORP (CLASS A)                          152
      200     *  COGNEX CORP                               4,950
       72     *  COINSTAR, INC                             1,206
       45        COLUMBUS MCKINNON CORP                      351
       45     *  CONSOLIDATED GRAPHICS, INC                  562
      495        COOPER INDUSTRIES, INC                   16,557
      277     *  COVANTA ENERGY CORP                       4,653
      450        CUMMINS ENGINE CO, INC                   16,893
      258     *  CUNO, INC                                 7,482
    1,537        DEERE & CO                               55,854
      450     *  DYCOM INDUSTRIES, INC                     5,805
      464        EATON CORP                               31,784
    2,857        EMERSON ELECTRIC CO                     177,134
      300        FEDERAL SIGNAL CORP                       5,859
      200     *  FLOWSERVE CORP                            4,488
      100     *  FUELCELL ENERGY, INC                      5,050
      100     *  GARDNER DENVER, INC                       1,960
      276        GATX CORP                                11,718
      200        GENERAL CABLE CORP                        2,170
   66,547        GENERAL ELECTRIC CO                   2,785,657
      143     *  GENLYTE GROUP, INC                        3,941
      466        GRAINGER (W.W.), INC                     15,774
    1,984        HARLEY-DAVIDSON, INC                     75,292
      344        HARSCO CORP                               8,431
      283        HUBBELL, INC (CLASS B)                    6,593
      200        IDEX CORP                                 5,796
    1,607        ILLINOIS TOOL WORKS, INC                 91,341
      986        INGERSOLL-RAND CO                        39,154
      258     *  IONICS, INC                               6,708
      100     *  IT GROUP, INC                               450
      200        JLG INDUSTRIES, INC                       2,600
      200        KAYDON CORP                               5,396
      200        KENNAMETAL, INC                           5,500
      200        LINCOLN ELECTRIC HOLDINGS CO              4,300
      144        LINDSAY MANUFACTURING CO                  2,664
      170     *  LITTELFUSE, INC                           4,271

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
       86     *  MAGNETEK, INC                       $       810
       93        MANITOWOC CO, INC                         2,306
      100     *  MECHANICAL TECHNOLOGY, INC                  437
      200        MILACRON, INC                             3,622
      100     *  MILLER INDUSTRIES, INC                       92
    2,745        MINNESOTA MINING & MANUFACTURING
                   CO                                    285,205
      186     *  NATIONAL INSTRUMENTS CORP                 6,068
      434     *  NAVISTAR INTERNATIONAL CORP               9,895
      447     *  NEWPARK RESOURCES, INC                    4,018
      200        NEWPORT NEWS SHIPBUILDING, INC            9,780
      200        NORDSON CORP                              5,200
      557        PACCAR, INC                              24,960
      707        PARKER HANNIFIN CORP                     28,082
      558        PHILADELPHIA SUBURBAN CORP               13,146
      100     *  PHOTON DYNAMICS, INC                      2,112
    1,851        PITNEY BOWES, INC                        64,322
      558     *  POWER-ONE, INC                            8,085
      450     *  QUANTA SERVICES, INC                     10,044
      200     *  RAYOVAC CORP                              3,490
      100        REGAL-BELOIT CORP                         1,665
    1,127     *  REPUBLIC SERVICES, INC                   21,131
    1,152        ROCKWELL INTERNATIONAL CORP              41,875
      200        ROPER INDUSTRIES, INC                     7,160
      100    b*  SAFETY-KLEEN CORP                            42
      100        SAUER-DANFOSS, INC                          891
      145     *  SPS TECHNOLOGIES, INC                     6,533
      200        STEWART & STEVENSON SERVICES, INC         4,350
      100     *  SUPERCONDUCTOR TECHNOLOGIES, INC            512
      264        TECUMSEH PRODUCTS CO (CLASS A)           12,771
      200        TELEFLEX, INC                             8,190
      100        TENNANT CO                                4,225
      100     *  TEREX CORP                                1,735
      200     *  TETRA TECH, INC                           4,050
    2,354     *  THERMO ELECTRON CORP                     52,917
      307        THOMAS & BETTS CORP                       5,329
      281        TIMKEN CO                                 4,397
      100        TITAN INTERNATIONAL, INC                    355
      141        TORO CO                                   6,486
      241        TRINITY INDUSTRIES, INC                   4,699
      100     *  U.S. LIQUIDS, INC                           306
      113     *  U.S. PLASTIC LUMBER CORP                     91
      252     *  UNOVA, INC                                  753
      200     *  VALENCE TECHNOLOGY, INC                     912
       62        VALMONT INDUSTRIES, INC                   1,050
      166        WABTEC CORP                               2,108
      100     *  WASTE CONNECTIONS, INC                    2,881
    4,221        WASTE MANAGEMENT, INC                   104,258
       60        WATTS INDUSTRIES, INC (CLASS A)           1,002
    4,381        XEROX CORP                               26,242
                                                     -----------
                 TOTAL PRODUCER DURABLES               4,413,593
                                                     -----------
TECHNOLOGY -- 18.03%
      153     *  24/7 MEDIA, INC                              52
    2,137     *  3COM CORP                                12,220
      100     *  3DFX INTERACTIVE, INC                        31
      100     *  ACCRUE SOFTWARE, INC                         18

58  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
      100     *  ACT MANUFACTURING, INC              $     1,093
      100     *  ACTEL CORP                                2,043
       91     *  ACTIVISION, INC                           2,212
      300     *  ACTUATE CORP                              2,868
      410     *  ACXIOM CORP                               8,558
      566     *  ADAPTEC, INC                              4,908
      116     *  ADAPTIVE BROADBAND CORP                     137
    5,060     *  ADC TELECOMMUNICATIONS, INC              43,010
      100     *  ADE CORP                                  1,412
    1,586        ADOBE SYSTEMS, INC                       55,462
       71     *  ADTRAN, INC                               1,743
      344     *  ADVANCED DIGITAL INFORMATION CORP         5,955
      100     *  ADVANCED ENERGY INDUSTRIES, INC           2,581
      559     *  ADVANCED FIBRE COMMUNICATIONS, INC        8,000
    2,260     *  ADVANCED MICRO DEVICES, INC              59,980
      100     *  ADVANTAGE LEARNING SYSTEMS, INC           2,887
      188     *  ADVENT SOFTWARE, INC                      8,330
      364     *  AEROFLEX, INC                             3,753
      100     *  AETHER SYSTEMS, INC                       1,300
      200     *  AFFILIATED COMPUTER SERVICES, INC
                   (CLASS A)                              12,980
      100     *  AGENCY.COM LTD                              137
      200     *  AGILE SOFTWARE CORP                       2,203
    2,992     *  AGILENT TECHNOLOGIES, INC                91,944
      259     *  AKAMAI TECHNOLOGIES, INC                  2,217
      200     *  ALLEN TELECOM, INC                        2,580
      200     *  ALLIANCE SEMICONDUCTOR CORP               2,325
      200     *  ALLIED RISER COMMUNICATIONS CORP            318
      200     *  ALPHA INDUSTRIES, INC                     3,150
      100     *  ALPINE GROUP, INC                           175
    2,576     *  ALTERA CORP                              55,223
       37     *  AMDOCS LTD                                1,772
      551     *  AMERICAN MANAGEMENT SYSTEMS, INC         10,090
    1,081     *  AMERICAN POWER CONVERSION CORP           13,934
       55     *  AMERICAN SUPERCONDUCTOR CORP                883
      725     *  AMKOR TECHNOLOGY, INC                    11,826
      100     *  AMPEX CORP (CLASS A)                         31
      216     *  AMPHENOL CORP (CLASS A)                   6,804
       40     *  ANACOMP, INC                                  2
      196     *  ANADIGICS, INC                            2,597
    2,550     *  ANALOG DEVICES, INC                      92,412
      100        ANALYSTS INTERNATIONAL CORP                 518
      100     *  ANAREN MICROWAVE, INC                     1,256
      494     *  ANDREW CORP                               7,101
       90    b*  ANICOM, INC                                   0
      100     *  ANIXTER INTERNATIONAL, INC                2,410
      200     *  ANSWERTHINK, INC                            975
      100     *  ANTEC CORP                                  728
      100     *  APAC CUSTOMER SERVICES, INC                 525
    2,554     *  APPLE COMPUTER, INC                      56,366
       40     *  APPLIED GRAPHICS TECHNOLOGIES, INC          121
    5,411     *  APPLIED MATERIALS, INC                  235,378
    1,950     *  APPLIED MICRO CIRCUITS CORP              32,175
      100     *  AREMISSOFT CORP                           1,300
    1,100     *  ARIBA, INC                                8,696
      644     *  ARROW ELECTRONICS, INC                   14,554

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      300     *  ART TECHNOLOGY GROUP, INC           $     3,600
      200     *  ARTESYN TECHNOLOGIES, INC                 2,162
       89     *  ASHTON TECHNOLOGY GROUP, INC                127
      100     *  ASK JEEVES, INC                             109
      270     *  ASPECT COMMUNICATIONS CORP                1,193
      200     *  ASPEN TECHNOLOGY, INC                     4,775
      200     *  ASYST TECHNOLOGIES, INC                   2,600
    2,636     *  ATMEL CORP                               25,865
       73     *  ATMI, INC                                 1,350
      200     *  ATSI COMMUNICATIONS, INC                     90
      100     *  AUSPEX SYSTEMS, INC                         412
      397        AUTODESK, INC                            12,133
    4,240        AUTOMATIC DATA PROCESSING, INC          230,571
      200     *  AVANT CORP                                3,450
    1,826     *  AVAYA, INC                               23,738
      647        AVERY DENNISON CORP                      33,656
      100     *  AVID TECHNOLOGY, INC                      1,337
      600        AVNET, INC                               12,300
      327     *  AVOCENT CORP                              7,132
       88     *  AVT CORP                                    247
      200        AVX CORP                                  3,452
       58     *  AWARE, INC                                  558
      259     *  AXT, INC                                  3,885
      260     *  BARRA, INC                               14,040
    2,536     *  BEA SYSTEMS, INC                         74,495
      358     *  BENCHMARK ELECTRONICS, INC                6,981
      200     *  BINDVIEW DEVELOPMENT CORP                   618
      400     *  BISYS GROUP, INC                         21,375
      168     *  BLACK BOX CORP                            7,486
    1,575     *  BMC SOFTWARE, INC                        33,862
      300     *  BORLAND SOFTWARE CORP                     2,090
      191     *  BRIGHTPOINT, INC                            459
       65     *  BRIO TECHNOLOGY, INC                        394
      300     *  BROADBASE SOFTWARE, INC                     609
      984     *  BROADCOM CORP (CLASS A)                  28,437
    1,297     *  BROADVISION, INC                          6,930
    1,480     *  BROCADE COMMUNICATIONS SYSTEMS,
                   INC                                    30,917
      100     *  BROOKTROUT, INC                             618
      100     *  BSQUARE CORP                              1,106
      192        C&D TECHNOLOGIES, INC                     5,299
      550     *  CABLE DESIGN TECHNOLOGIES CORP            7,370
    1,071     *  CABLETRON SYSTEMS, INC                   13,815
      100     *  CACHEFLOW, INC                              443
      100     *  CACI INTERNATIONAL, INC (CLASS A)         2,700
    1,573     *  CADENCE DESIGN SYSTEMS, INC              29,084
      100     *  CALIFORNIA AMPLIFIER, INC                   503
      183     *  CAMBRIDGE TECHNOLOGY PARTNERS, INC          686
      100     *  CARREKER CORP                             1,900
      100     *  CARRIER ACCESS CORP                         525
      189     *  C-COR.NET CORP                            1,263
      245     *  C-CUBE MICROSYSTEMS, INC (NEW)            3,016
      100     *  CELERITEK, INC                            1,275
      100     *  CELLSTAR CORP                               146
    1,055     *  CERIDIAN CORP                            19,517
      400     *  CHECKFREE CORP                           11,775
      100     *  CHECKPOINT SYSTEMS, INC                     945

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  59

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
      400    b*  CHS ELECTRONICS, INC                $         1
      262     *  CIBER, INC                                1,278
    1,984     *  CIENA CORP                               82,832
      435     *  CIRRUS LOGIC, INC                         6,497
   48,322     *  CISCO SYSTEMS, INC                      764,091
    1,105     *  CITRIX SYSTEMS, INC                      23,343
      100     *  CLARENT CORP                              1,200
      100     *  CLARUS CORP                                 637
    1,190     *  CMGI, INC                                 3,022
      517     *  CNET NETWORKS, INC                        5,783
       71        COHU, INC                                 1,104
       61     *  COM21, INC                                  122
    1,260     *  COMMERCE ONE, INC                        11,755
      273     *  COMMSCOPE, INC                            4,553
   11,392        COMPAQ COMPUTER CORP                    207,334
      100     *  COMPLETE BUSINESS SOLUTIONS, INC            927
      200     *  COMPUCOM SYSTEMS, INC                       462
    3,032        COMPUTER ASSOCIATES INTERNATIONAL,
                   INC                                    82,470
      100     *  COMPUTER HORIZONS CORP                      350
      184     *  COMPUTER NETWORK TECHNOLOGY CORP          2,047
    1,042     *  COMPUTER SCIENCES CORP                   33,708
       58        COMPUTER TASK GROUP, INC                    269
    2,113     *  COMPUWARE CORP                           20,601
    1,100     *  COMVERSE TECHNOLOGY, INC                 64,779
      100     *  CONCORD CAMERA CORP                         706
      151     *  CONCORD COMMUNICATIONS, INC               1,236
    1,433     *  CONCORD EFS, INC                         57,946
      286     *  CONCURRENT COMPUTER CORP                  1,787
    1,588     *  CONEXANT SYSTEMS, INC                    14,192
      141     *  CONVERA CORP                              1,216
      148     *  CONVERGYS CORP                            5,338
      200     *  COPPER MOUNTAIN NETWORKS, INC               678
    5,893        CORNING, INC                            121,926
      887     *  COVAD COMMUNICATIONS GROUP, INC           1,191
      554     *  CREDENCE SYSTEMS CORP                    11,357
      400     *  CREE, INC                                 5,988
      170     *  CRITICAL PATH, INC                          345
      272     *  CSG SYSTEMS INTERNATIONAL, INC           11,203
      100     *  CTC COMMUNICATIONS GROUP, INC               631
      200        CTS CORP                                  4,150
       63    b*  CYBERCASH, INC                                2
      100     *  CYBERSOURCE CORP                            175
      100     *  CYLINK CORP                                 200
      200     *  CYMER, INC                                4,326
      876     *  CYPRESS SEMICONDUCTOR CORP               15,531
      100     *  DALEEN TECHNOLOGIES, INC                    109
      400        DALLAS SEMICONDUCTOR CORP                10,404
       57     *  DATASTREAM SYSTEMS, INC                     541
      100     *  DAVOX CORP                                1,137
      100     *  DDI CORP                                  1,687
   14,657     *  DELL COMPUTER CORP                      376,501
      663        DELUXE CORP                              15,693
      145     *  DIAMONDCLUSTER INTERNATIONAL, INC
                   (CLASS A)                               1,259
      654        DIEBOLD, INC                             17,958

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      100     *  DIGEX, INC                          $     1,393
      100     *  DIGIMARC CORP                             1,500
      100     *  DIGITAL INSIGHT CO                        1,150
      500     *  DIGITAL ISLAND, INC                         906
       57     *  DIGITAL RIVER, INC                          274
      100     *  DIGITAS, INC                                468
      444     *  DMC STRATEX NETWORKS, INC                 3,685
      100     *  DOBSON COMMUNICATIONS CORP (CLASS
                   A)                                      1,656
      206     *  DOCUMENTUM, INC                           2,266
      711     *  DOUBLECLICK, INC                          8,220
      191     *  DSP GROUP, INC                            2,960
      500     *  DST SYSTEMS, INC                         24,095
      450     *  E.PIPHANY, INC                            5,259
      800     *  EBAY, INC                                28,950
       67     *  ECHELON CORP                                992
      345     *  EFUNDS CORP                               6,641
      100     *  EGAIN COMMUNICATIONS CORP                   240
      100     *  ELANTEC SEMICONDUCTOR, INC                2,656
      194     *  ELECTRO SCIENTIFIC INDUSTRIES, INC        5,444
       71     *  ELECTROGLAS, INC                          1,171
      954     *  ELECTRONIC ARTS, INC                     51,754
    2,850        ELECTRONIC DATA SYSTEMS CORP            159,201
      376     *  ELECTRONICS FOR IMAGING, INC              9,259
      254     *  ELOYALTY CORP                               619
      100     *  EMAGIN CORP                                 250
   15,794     *  EMC CORP                                464,343
      200     *  EMCORE CORP                               5,012
       10     *  EMERGE INTERACTIVE, INC (CLASS A)            36
      500     *  EMULEX CORP                               9,406
      100     *  ENGAGE, INC                                  71
      257     *  ENTRUST TECHNOLOGIES, INC                 2,136
      100     *  EPICOR SOFTWARE CORP                        121
      100     *  EPRESENCE, INC                              456
      907        EQUIFAX, INC                             28,343
      100     *  ESPEED, INC (CLASS A)                     2,043
      200     *  ESS TECHNOLOGY, INC                       1,150
      261     *  ESTERLINE TECHNOLOGIES CORP               5,676
      226     *  EXAR CORP                                 4,435
      200     *  EXCELON CORP                                420
       84     *  EXCHANGE APPLICATIONS, INC                  126
    1,395     *  AT HOME CORP SERIES A                     6,249
    2,886     *  EXODUS COMMUNICATIONS, INC               31,024
      300     *  EXTREME NETWORKS, INC                     4,563
      142     *  F.Y.I., INC                               4,748
      100     *  F5 NETWORKS, INC                            534
      100        FAIR ISSAC & CO, INC                      5,851
      400     *  FAIRCHILD SEMICONDUCTOR
                   INTERNATIONAL, INC (CLASS A)            5,328
      100     *  FEI CO                                    2,206
       50     *  FIDELITY HOLDINGS, INC                       21
      200     *  FILENET CORP                              3,137
      700     *  FINISAR CORP                              6,715
    2,638        FIRST DATA CORP                         157,514
      839     *  FISERV, INC                              37,532
      100     *  FOCAL COMMUNICATIONS CORP                   940
      400     *  FOUNDRY NETWORKS, INC                     3,000

60  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
       89     *  FSI INTERNATIONAL, INC              $       734
      288        GALILEO INTERNATIONAL, INC                6,307
    1,239     *  GATEWAY, INC                             20,827
      208     *  GENERAL SEMICONDUCTOR, INC                1,969
      200     *  GENRAD, INC                               1,600
      100     *  GENZYME TRANSGENICS CORP                    656
       70        GERBER SCIENTIFIC, INC                      466
      260     *  GLOBAL PAYMENTS, INC                      4,810
      100     *  GLOBALNET FINANCIAL.COM, INC                 71
      200     *  GLOBESPAN, INC                            4,375
       59     *  GLOBIX CORP                                 178
      100     *  GOTO.COM, INC                               784
      100     *  GREAT PLAINS SOFTWARE, INC                6,131
      108     *  GRIFFON CORP                                853
      278     *  HARMONIC, INC                             1,563
      383        HARRIS CORP                               9,479
       40     *  HEARME                                       20
      100        HELIX TECHNOLOGY CORP                     2,348
   11,100        HEWLETT-PACKARD CO                      347,097
      100        HICKORY TECH CORP                         1,487
      200     *  HNC SOFTWARE, INC                         3,512
      300     *  HOMESTORE.COM, INC                        7,125
      315        HON INDUSTRIES, INC                       7,235
       89     *  HUTCHINSON TECHNOLOGY, INC                1,329
       43     *  HYPERCOM CORP                               144
      200     *  HYPERION SOLUTIONS CORP                   3,225
    1,300     *  I2 TECHNOLOGIES, INC                     18,850
      100     *  IBASIS, INC                                 306
      100     *  IDENTIX, INC                                848
      100     *  IGATE CAPITAL CORP                          187
      834        IKON OFFICE SOLUTIONS, INC                4,753
      100     *  ILLUMINET HOLDINGS, INC                   2,056
      200     *  IMATION CORP                              4,486
      100     *  IMMERSION CORP                              568
       71     *  IMRGLOBAL CORP                              399
      100    b*  INACOM CORP                                   0
      200     *  INFOCUS CORP                              3,275
       40     *  INFOGRAMES, INC                             220
      300     *  INFONET SERVICES CORP (CLASS B)           1,995
      322     *  INFORMATICA CORP                          4,286
      100     *  INFORMATION RESOURCES, INC                  650
    1,665     *  INFORMIX CORP                             8,741
    1,122     *  INFOSPACE, INC                            2,489
      418     *  INGRAM MICRO, INC (CLASS A)               5,643
      555     *  INKTOMI CORP                              3,690
      100     *  INTEGRATED CIRCUIT SYSTEMS, INC           1,600
      704     *  INTEGRATED DEVICE TECHNOLOGY, INC        20,845
   45,152        INTEL CORP                            1,188,062
      200     *  INTELIDATA TECHNOLOGIES CORP                825
      100     *  INTERACT COMMERCE CORP                    1,175
      100     *  INTERCEPT GROUP, INC                      2,562
      274     *  INTERDIGITAL COMMUNICATIONS CORP          2,046
      200     *  INTERGRAPH CORP                           1,937
      200     *  INTERLIANT, INC                             262
      100     *  INTERLOGIX, INC                           2,600
      400     *  INTERNAP NETWORK SERVICES CORP              775

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
   11,762        INTERNATIONAL BUSINESS MACHINES
                   CORP                              $ 1,131,269
      184     *  INTERNATIONAL FIBERCOM, INC                 713
      379     *  INTERNATIONAL RECTIFIER CORP             15,349
    1,020     *  INTERNET CAPITAL GROUP, INC               2,231
      200     *  INTERNET PICTURES CORP                       31
      200     *  INTERNET SECURITY SYSTEMS, INC            5,471
      100     *  INTERNET.COM CORP                           362
      100     *  INTERSIL HOLDING CORP                     1,843
      400     *  INTERTRUST TECHNOLOGIES CORP              1,800
      200     *  INTERVOICE-BRITE, INC                     1,625
      100     *  INTERWORLD CORP                              28
      500     *  INTERWOVEN, INC                           5,031
       51     *  INTRAWARE, INC                               60
    1,111     *  INTUIT, INC                              30,830
    1,467     *  IOMEGA CORP                               5,398
      200     *  IRON MOUNTAIN, INC                        7,664
       59     *  IVILLAGE, INC                                29
      100     *  IXL ENTERPRISES, INC                        237
      255     *  J.D. EDWARDS & CO                         2,486
      958     *  JABIL CIRCUIT, INC                       20,711
      396        JACK HENRY & ASSOCIATES, INC              9,380
      100     *  JDA SOFTWARE GROUP, INC                   1,143
    7,292     *  JDS UNIPHASE CORP                       134,446
    1,400     *  JUNIPER NETWORKS, INC                    53,144
      100     *  JUNO ONLINE SERVICES, INC                   112
      100     *  JUPITER MEDIA METRIX, INC                   325
      333     *  KANA COMMUNICATIONS, INC                    645
      302     *  KEANE, INC                                3,926
      100        KEITHLEY INSTRUMENTS, INC                 1,620
      600     *  KEMET CORP                               10,164
      200     *  KENT ELECTRONICS CORP                     3,600
      100     *  KEYNOTE SYSTEMS, INC                      1,118
       35     *  KFORCE.COM, INC                             185
    1,245     *  KLA-TENCOR CORP                          49,021
      200     *  KOMAG, INC                                  200
      400     *  KOPIN CORP                                2,300
      142     *  KRONOS, INC                               4,464
      300     *  KULICKE & SOFFA INDUSTRIES, INC           4,068
      823     *  LAM RESEARCH CORP                        19,546
      100     *  LANTE CORP                                  150
      626     *  LATTICE SEMICONDUCTOR CORP               11,385
      160     *  LEARN2.COM, INC                              35
      100     *  LEARNING TREE INTERNATIONAL, INC          2,071
      470     *  LEGATO SYSTEMS, INC                       5,669
      958     *  LEXMARK INTERNATIONAL, INC               43,608
      300     *  LIBERATE TECHNOLOGIES                     2,493
      159     *  LIGHTBRIDGE, INC                          1,818
      100     *  LIGHTPATH TECHNOLOGIES, INC (CLASS
                   A)                                      1,287
    2,096        LINEAR TECHNOLOGY CORP                   86,067
      100     *  LOOKSMART LTD                               134
    2,066     *  LSI LOGIC CORP                           32,498
      553     *  LTX CORP                                 10,334
   22,723        LUCENT TECHNOLOGIES, INC                226,548
      573     *  MACROMEDIA, INC                           9,203
      296     *  MACROVISION CORP                         12,894
      300     *  MAIL-WELL, INC                            1,461

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  61

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
      346     *  MANUGISTICS GROUP, INC              $     6,336
       63     *  MAPICS, INC                                 275
      100     *  MAPINFO CORP                              1,775
      897     *  MARCHFIRST, INC                             140
       49     *  MARIMBA, INC                                165
       65     *  MARKETING SERVICES GROUP, INC               109
      100     *  MASTEC, INC                               1,351
    1,880     *  MAXIM INTEGRATED PRODUCTS, INC           78,189
      445     *  MAXTOR CORP                               3,115
      752     *  MCDATA CORP (CLASS A)                    14,194
      100     *  MCSI, INC                                 1,481
      200     *  MEMC ELECTRONIC MATERIALS, INC            1,390
      430     *  MENTOR GRAPHICS CORP                      8,868
       55     *  MERCATOR SOFTWARE, INC                      201
       73     *  MERCURY COMPUTER SYSTEMS, INC             2,801
      575     *  MERCURY INTERACTIVE CORP                 24,078
       30     *  MERISEL, INC                                 35
      104     *  MESSAGEMEDIA, INC                            52
      100     *  METASOLV, INC                             1,412
      200        METHODE ELECTRONICS, INC (CLASS A)        3,587
       54     *  METRICOM, INC                               111
      300     *  METROCALL, INC                               75
      200     *  METTLER-TOLEDO INTERNATIONAL, INC         8,232
      400     *  MICREL, INC                              11,175
    1,064     *  MICROCHIP TECHNOLOGY, INC                26,932
      650     *  MICROMUSE, INC                           24,563
      100     *  MICRON ELECTRONICS, INC                     168
    3,438     *  MICRON TECHNOLOGY, INC                  142,780
      100     *  MICROSEMI CORP                            2,800
   26,647     *  MICROSOFT CORP                        1,457,258
      100     *  MICROSTRATEGY, INC                          287
      100     *  MICROVISION, INC                          1,518
      142     *  MIPS TECHNOLOGIES, INC (CLASS A)          3,532
       91     *  MIPS TECHNOLOGIES, INC (CLASS B)          2,093
       76     *  MKS INSTRUMENTS, INC                      1,421
    1,065        MOLEX, INC                               37,574
   14,623        MOTOROLA, INC                           208,523
      100     *  MP3.COM, INC                                218
      291     *  MPOWER COMMUNICATIONS CORP                  736
      147     *  MRO SOFTWARE, INC                         1,185
      400     *  MRV COMMUNICATIONS, INC                   2,787
      100     *  MTI TECHNOLOGY CORP                         231
      148     *  MULTEX.COM, INC                           2,294
      200        NATIONAL DATA CORP                        4,670
      100     *  NATIONAL INFORMATION CONSORTIUM,
                   INC                                       346
    1,115     *  NATIONAL SEMICONDUCTOR CORP              29,826
      200     *  NATURAL MICROSYSTEMS CORP                 1,775
      600     *  NCR CORP                                 23,418
      100     *  NET2PHONE, INC                              962
      350     *  NETEGRITY, INC                            8,618
      200     *  NETIQ CORP                                3,775
      600     *  NETMANAGE, INC                              581
      100     *  NETOPIA, INC                                287
      200     *  NETRO CORP                                1,000
      100     *  NETSCOUT SYSTEMS, INC                       512

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      100     *  NETWORK ACCESS SOLUTIONS CORP       $        64
    2,142     *  NETWORK APPLIANCE, INC                   36,012
      799     *  NETWORK ASSOCIATES, INC                   6,591
       76     *  NETWORK EQUIPMENT TECHNOLOGIES,
                   INC                                       323
       45     *  NETWORK PERIPHERALS, INC                    285
      100     *  NEW CENTURY EQUITY HOLDINGS                 112
      100     *  NEW ERA OF NETWORKS, INC                    593
      200        NEWPORT CORP                              5,852
      100     *  NEXT LEVEL COMMUNICATIONS, INC              525
      200     *  NEXTEL PARTNERS, INC (CLASS A)            2,746
      100     *  NIKU CORP                                   268
      100        NORTH PITTSBURGH SYSTEMS, INC             1,143
      300     *  NOVA CORP (GEORGIA)                       5,532
    2,094     *  NOVELL, INC                              10,470
      871     *  NOVELLUS SYSTEMS, INC                    35,329
      322     *  NVIDIA CORP                              20,904
      100     *  NYFIX, INC                                2,293
      200     *  OAK TECHNOLOGY, INC                       1,181
      100     *  ON SEMICONDUCTOR CORP                       534
      148     *  ONYX SOFTWARE CORP                        1,188
      100     *  OPEN MARKET, INC                            131
       44     *  OPENTV CORP                                 418
      761     *  OPENWAVE SYSTEMS, INC                    15,098
        5     *  OPUS360 CORP                                  0
   28,532     *  ORACLE CORP                             427,409
      100     *  PACKETEER, INC                              303
      110     *  PAC-WEST TELECOMM, INC                      385
    3,734     *  PALM, INC                                31,388
      100     *  PARADYNE NETWORKS, INC                      165
    1,483     *  PARAMETRIC TECHNOLOGY CORP               13,439
      100        PARK ELECTROCHEMICAL CORP                 2,260
      149     *  PAXAR CORP                                1,862
      200     *  PAXSON COMMUNICATIONS CORP                1,950
    2,177        PAYCHEX, INC                             80,685
      431     *  P-COM, INC                                  552
      100     *  PC-TEL, INC                                 750
       67     *  PEGASUS SOLUTIONS, INC                      596
      103     *  PEGASYSTEMS, INC                            334
    1,376     *  PEOPLESOFT, INC                          32,250
    1,035     *  PEREGRINE SYSTEMS, INC                   20,182
      100     *  PERICOM SEMICONDUCTOR CORP                1,287
      284     *  PEROT SYSTEMS CORP (CLASS A)              3,109
       92     *  PERSONNEL GROUP OF AMERICA, INC             110
       56     *  PERVASIVE SOFTWARE, INC                      66
      100     *  PHOENIX TECHNOLOGIES LTD                  1,387
      200     *  PHOTRONICS, INC                           4,937
      145     *  PICTURETEL CORP                             398
      200        PIONEER-STANDARD ELECTRONICS, INC         2,450
      100     *  PIXELWORKS, INC                           1,000
      277     *  PLANTRONICS, INC                          4,922
      326     *  PLEXUS CORP                               8,353
      246     *  PLX TECHNOLOGY, INC                       1,083
    1,088     *  PMC-SIERRA, INC                          27,635
      654     *  POLYCOM, INC                              8,093
      554     *  PORTAL SOFTWARE, INC                      4,674
      200     *  POWER INTEGRATIONS, INC                   3,450

62  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
      201     *  POWERTEL, INC                       $    11,055
      453     *  POWERWAVE TECHNOLOGIES, INC               6,172
      100     *  PREVIEW SYSTEMS, INC                        271
       71     *  PRI AUTOMATION, INC                       1,215
      100     *  PRIMUS KNOWLEDGE SOLUTIONS, INC             375
      352     *  PROBUSINESS SERVICES, INC                 7,722
       41     *  PRODIGY COMMUNICATIONS CORP (CLASS
                   A)                                        133
      200     *  PROFIT RECOVERY GROUP
                   INTERNATIONAL, INC                      1,250
      211     *  PROGRESS SOFTWARE CORP                    3,059
      174     *  PROXICOM, INC                               511
      186     *  PROXIM, INC                               1,871
      168     *  PTEK HOLDINGS, INC                          441
       78     *  PUBLICARD, INC                              117
      200     *  PUMATECH, INC                               750
      100     *  PURCHASEPRO.COM, INC                        725
      614     *  QLOGIC CORP                              13,815
      100     *  QRS CORP                                    850
    4,467     *  QUALCOMM, INC                           252,943
      890     *  QUANTUM CORP - DLT & STORAGE
                   SYSTEMS GROUP                          10,324
      499     *  QUANTUM CORP - HARD DISK DRIVE
                   GROUP                                   5,269
      100     *  QUEST SOFTWARE, INC                       1,775
      100     *  QUICKLOGIC CORP                             556
      100    b*  QUINTUS CORP                                  7
      100     *  RADIANT SYSTEMS, INC                      1,381
      100     *  RADISYS CORP                              1,700
      100     *  RAINBOW TECHNOLOGIES, INC                   500
      764     *  RAMBUS, INC                              15,738
      242     *  RARE MEDIUM GROUP, INC                    2,731
    1,336     *  RATIONAL SOFTWARE CORP                   23,714
       50     *  RAZORFISH, INC (CLASS A)                     21
      100     *  READ-RITE CORP                              829
      431     *  REALNETWORKS, INC                         3,043
      500     *  RED HAT, INC                              3,045
      740     *  REDBACK NETWORKS, INC                     9,679
      200     *  REMEDY CORP                               3,850
      131     *  RENAISSANCE WORLDWIDE, INC                  106
      100     *  RESEARCH FRONTIERS, INC                   1,825
      324     *  RETEK, INC                                6,095
      662        REYNOLDS & REYNOLDS CO (CLASS A)         12,743
      670     *  RF MICRO DEVICES, INC                     7,830
      100     *  ROBOTIC VISION SYSTEMS, INC                 243
      100     *  ROGERS CORP                               3,551
      300     *  RSA SECURITY, INC                         7,406
      100     *  RUDOLPH TECHNOLOGIES, INC                 3,468
      100     *  RURAL CELLULAR CORP (CLASS A)             2,693
      300     *  S1 CORP                                   2,175
      690     *  SAFEGUARD SCIENTIFICS, INC                3,857
      347     *  SAGENT TECHNOLOGY, INC                      607
      145     *  SANCHEZ COMPUTER ASSOCIATES, INC          1,069
      275     *  SANDISK CORP                              5,603
    2,248     *  SANMINA CORP                             43,976
       65     *  SANTA CRUZ OPERATION, INC                   103

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      400     *  SAPIENT CORP                        $     2,875
      200     *  SAWTEK, INC                               3,562
      100     *  SBS TECHNOLOGIES, INC                     1,487
      919     *  SCI SYSTEMS, INC                         16,725
      100     *  SCIENT CORP                                 196
    1,264        SCIENTIFIC-ATLANTA, INC                  52,569
      145     *  SCM MICROSYSTEMS, INC                     2,238
      100     *  SEACHANGE INTERNATIONAL, INC              1,343
      100     *  SECURE COMPUTING CORP                       962
       30        SEMA PLC ADR                                472
      100     *  SEMITOOL, INC                               900
      400     *  SEMTECH CORP                             11,775
      752     *  SENSORMATIC ELECTRONICS CORP             14,288
      100     *  SERENA SOFTWARE, INC                        912
    2,280     *  SIEBEL SYSTEMS, INC                      62,016
    1,059     *  SILICON GRAPHICS, INC                     4,172
      200     *  SILICON IMAGE, INC                          737
      500     *  SILICON STORAGE TECHNOLOGY, INC           4,340
      200     *  SILICON VALLEY GROUP, INC                 5,500
      100     *  SILVERSTREAM SOFTWARE, INC                  946
       65     *  SIPEX CORP                                  607
      100     *  SITEL CORP                                  280
       67     *  SOFTNET SYSTEMS, INC                        100
    4,051     *  SOLECTRON CORP                           77,009
      200     *  SOMERA COMMUNICATIONS, INC                  900
      100     *  SONIC FOUNDRY, INC                          150
      573     *  SONICBLUE, INC                            2,721
      100     *  SONICWALL, INC                            1,218
      100     *  SONUS NETWORKS, INC                       1,995
      100     *  SORRENTO NETWORKS CORP                      618
       49     *  SOURCE MEDIA, INC                            13
      100     *  SPECTRALINK CORP                            968
      100     *  SPEEDFAM-IPEC, INC                          646
      100     *  SPSS, INC                                 1,693
      100     *  SS&C TECHNOLOGIES, INC                      503
      100     *  STANDARD MICROSYSTEMS CORP                1,506
      200     *  STARBASE CORP                               443
      100     *  STARMEDIA NETWORK, INC                      300
      534     *  STORAGE TECHNOLOGY CORP                   5,815
      200     *  STRUCTURAL DYNAMICS RESEARCH CORP         2,840
   21,896     *  SUN MICROSYSTEMS, INC                   336,541
      927     *  SUNGARD DATA SYSTEMS, INC                45,636
      100     *  SVI SOLUTIONS, INC                          103
      592     *  SYBASE, INC                               9,176
      600     *  SYCAMORE NETWORKS, INC                    6,000
      100     *  SYKES ENTERPRISES, INC                      546
      536     *  SYMANTEC CORP                            22,411
      925        SYMBOL TECHNOLOGIES, INC                 32,282
      450     *  SYMMETRICOM, INC                          5,456
      300     *  SYNOPSYS, INC                            14,081
      200     *  SYSTEMS & COMPUTER TECHNOLOGY CORP        1,837
      200     *  TAKE-TWO INTERACTIVE SOFTWARE, INC        2,853
      287     *  TECH DATA CORP                            8,466
       84        TECHNITROL, INC                           2,090
      200     *  TECHNOLOGY SOLUTIONS CO                     443
      300     *  TEKELEC                                   5,400

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  63

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- (CONTINUED)
      516     *  TEKTRONIX, INC                      $    14,081
      100     *  TELAXIS COMMUNICATIONS CORP                 146
      200     *  TELECORP PCS, INC (CLASS A)               3,012
       46     *  TELESCAN, INC                                37
    2,307     *  TELLABS, INC                             93,866
    1,113     *  TERADYNE, INC                            36,729
      210     *  TERAYON COMMUNICATION SYSTEMS, INC          958
   11,605        TEXAS INSTRUMENTS, INC                  359,522
      100     *  THERMA-WAVE, INC                          1,262
      100     *  THREE-FIVE SYSTEMS, INC                   1,220
      800     *  TIBCO SOFTWARE, INC                       6,800
      280     *  TITAN CORP                                5,031
      100     *  TIVO, INC                                   518
      100     *  TOLLGRADE COMMUNICATIONS, INC             2,575
      235        TOTAL SYSTEM SERVICES, INC                5,781
      200     *  TRANSACTION SYSTEMS ARCHITECTS,
                   INC (CLASS A)                           1,431
      500     *  TRANSWITCH CORP                           6,562
      100     *  TRICORD SYSTEMS, INC                        550
      100     *  TRIMBLE NAVIGATION LTD                    1,893
      400     *  TRIQUINT SEMICONDUCTOR, INC               5,925
      100     *  TRIZETTO GROUP, INC                       1,393
       42     *  TUT SYSTEMS, INC                            130
      262     *  UCAR INTERNATIONAL, INC                   3,039
      100     *  ULTRATECH STEPPER, INC                    2,462
    2,111     *  UNISYS CORP                              29,554
      100     *  UNIVERSAL ACCESS, INC                       570
      100     *  UNIVERSAL DISPLAY CORP                    1,031
      105    b*  US INTERACTIVE, INC                           6
       78     *  USINTERNETWORKING, INC                       90
      100     *  UTSTARCOM, INC                            1,662
      200     *  VARIAN SEMICONDUCTOR EQUIPMENT
                   ASSOCIATES, INC                         6,387
      200     *  VEECO INSTRUMENTS, INC                    8,312
    1,276     *  VERISIGN, INC                            45,218
    2,706     *  VERITAS SOFTWARE CORP                   125,125
      200     *  VERITY, INC                               4,537
      100     *  VERTEL CORP                                 133
      460     *  VERTICALNET, INC                            933
      100     *  VIANT CORP                                  250
      200     *  VIASYSTEMS GROUP, INC                       600
       66     *  VICOR CORP                                1,353
      100     *  VIEWPOINT CORP                              446
    1,200     *  VIGNETTE CORP                             7,725
      291     *  VISHAY INTERTECHNOLOGY, INC               5,790
       89     *  VISUAL NETWORKS, INC                        317
    1,464     *  VITESSE SEMICONDUCTOR CORP               34,861
      400     *  VITRIA TECHNOLOGY, INC                    1,525
      200        WALLACE COMPUTER SERVICES, INC            3,250
      100     *  WATCHGUARD TECHNOLOGIES, INC                825
      344     *  WAVE SYSTEMS CORP (CLASS A)               1,569
       77     *  WAVO CORP                                     2
      252     *  WEBMETHODS, INC                           5,260
      147     *  WEBTRENDS CORP                            1,323
      600     *  WEBVAN GROUP, INC                            93
      100     *  WESCO INTERNATIONAL, INC                    925

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
       61     *  WESTELL TECHNOLOGIES, INC (CLASS
                   A)                                $       205
      963     *  WESTERN DIGITAL CORP                      4,583
      100     *  WHITE ELECTRONIC DESIGNS CORP               525
      392     *  WIND RIVER SYSTEMS, INC                   9,114
      100     *  WIRELESS FACILITIES, INC                    412
    1,885     *  XILINX, INC                              66,210
      100     *  XYBERNAUT CORP                              199
    1,683     *  YAHOO!, INC                              26,507
      100     *  ZEBRA TECHNOLOGIES CORP (CLASS A)         3,812
       55     *  ZIXIT CORP                                  386
      100     *  ZORAN CORP                                1,531
      100     *  ZYGO CORP                                 1,893
                                                     -----------
                 TOTAL TECHNOLOGY                     13,658,382
                                                     -----------
TRANSPORTATION -- 1.03%
       68     *  ABC-NACO, INC                               204
      274        AIRBORNE, INC                             2,786
      301     *  AIRTRAN HOLDINGS, INC                     2,359
      100     *  ALASKA AIR GROUP, INC                     2,570
      200     *  AMERICA WEST HOLDINGS CORP (CLASS
                   B)                                      1,920
    1,031     *  AMR CORP                                 36,208
      100     *  ARKANSAS BEST CORP                        1,575
       67        ARNOLD INDUSTRIES, INC                    1,277
      282     *  ATLANTIC COAST AIRLINES HOLDINGS,
                   INC                                     5,922
      250     *  ATLAS AIR WORLDWIDE HOLDINGS, INC         7,037
       83     *  BE AEROSPACE, INC                         1,525
    2,638        BURLINGTON NORTHERN SANTA FE CORP        80,142
      494        C.H. ROBINSON WORLDWIDE, INC             13,523
      463        CNF, INC                                 13,376
      100     *  CONSOLIDATED FREIGHTWAYS CORP               675
      200     *  CONTINENTAL AIRLINES, INC (CLASS
                   B)                                      8,280
    1,380        CSX CORP                                 46,506
      776        DELTA AIR LINES, INC                     30,652
      199     *  EGL, INC                                  4,850
      271        EXPEDITORS INTERNATIONAL OF
                   WASHINGTON, INC                        13,668
    1,907     *  FEDEX CORP                               79,483
      200        FLORIDA EAST COAST INDUSTRIES, INC
                   (CLASS A)                               6,720
      251     *  FORWARD AIR CORP                          8,204
       94     *  FRONTIER AIRLINES, INC                    1,145
      261     *  HEARTLAND EXPRESS, INC                    6,590
      100     *  HUNT (J.B.) TRANSPORT SERVICES,
                   INC                                     1,562
      298     *  KANSAS CITY SOUTHERN INDUSTRIES,
                   INC                                     4,231
      208     *  MESA AIR GROUP, INC                       1,742
      350     *  MIDWEST EXPRESS HOLDINGS, INC             5,533
    2,564        NORFOLK SOUTHERN CORP                    42,921
      200     *  NORTHWEST AIRLINES CORP (CLASS A)         4,525
      100        OVERSEAS SHIPHOLDING GROUP, INC           2,749
      145        ROADWAY EXPRESS, INC                      3,190
      400        RYDER SYSTEM, INC                         7,196
      883     *  SABRE HOLDINGS CORP                      40,768
      200        SHURGARD STORAGE CENTERS, INC
                   (CLASS A)                               5,280
      300        SKYWEST, INC                              6,975
    5,012        SOUTHWEST AIRLINES CO                    88,963

64  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
TRANSPORTATION -- (CONTINUED)
      332     *  SWIFT TRANSPORTATION CO, INC        $     6,142
      210    b*  TRANS WORLD AIRLINES, INC                    21
      443     *  U.S. AIRWAYS GROUP, INC                  15,704
      300        UAL CORP                                  9,915
    1,691        UNION PACIFIC CORP                       95,118
      700        UNITED PARCEL SERVICE, INC (CLASS
                   B)                                     39,830
      200        USFREIGHTWAYS CORP                        6,300
      200        WERNER ENTERPRISES, INC                   3,425
      283     *  WISCONSIN CENTRAL TRANSIT CORP            4,510
      147     *  XTRA CORP                                 7,011
      100     *  YELLOW CORP                               1,712
                                                     -----------
                 TOTAL TRANSPORTATION                    782,520
                                                     -----------
UTILITIES -- 10.25%
      354     *  ADELPHIA BUSINESS SOLUTIONS, INC          1,681
      186     *  ADVANCED RADIO TELECOM CORP                  52
    2,608     *  AES CORP                                130,295
      300        AGL RESOURCES, INC                        6,573
      100     *  AIRGATE PCS, INC                          3,762
      100     *  ALAMOSA HOLDINGS, INC                     1,056
      712        ALLEGHENY ENERGY, INC                    32,937
      949     *  ALLEGIANCE TELECOM, INC                  13,997
      662        ALLETE                                   17,092
      481        ALLIANT ENERGY CORP                      15,305
    2,078        ALLTEL CORP                             109,011
      892        AMEREN CORP                              36,527
    2,253        AMERICAN ELECTRIC POWER CO, INC         105,891
    1,010     *  AMERICAN TOWER CORP (CLASS A)            18,685
      216     *  ARCH WIRELESS, INC                          135
      100     *  ARGUSS COMMUNICATIONS, INC                  590
   25,204        A T & T CORP                            536,845
      100     *  A T & T LATIN AMERICA CORP (CLASS
                   A)                                        253
    2,400     *  A T & T WIRELESS GROUP                   46,032
      211        ATMOS ENERGY CORP                         5,021
      100     *  AUDIOVOX CORP (CLASS A)                     765
      300        AVISTA CORP                               5,286
   12,646        BELLSOUTH CORP                          517,474
       76        BLACK HILLS CORP                          3,473
    1,394     *  BROADWING, INC                           26,695
    1,900     *  CALPINE CORP                            104,633
      100        CASCADE NATURAL GAS CORP                  2,035
      900        CENTURYTEL, INC                          25,875
      260        CH ENERGY GROUP, INC                     11,505
      100     *  CHOICE ONE COMMUNICATIONS, INC              618
    1,036        CINERGY CORP                             34,757
    1,734     *  CITIZENS COMMUNICATIONS CO               21,935
      100        CLECO CORP                                4,545
      771        CMS ENERGY CORP                          22,813
      100     *  COMMONWEALTH TELEPHONE
                   ENTERPRISES, INC                        3,450
      494        CONECTIV, INC                            10,793
    1,392        CONSOLIDATED EDISON, INC                 51,643
    1,036        CONSTELLATION ENERGY GROUP, INC          45,687
      602     *  CROWN CASTLE INTERNATIONAL CORP           8,917
      100        CT COMMUNICATIONS, INC                    1,275
      100     *  DIGITAL LIGHTWAVE, INC                    1,787

--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
      200     *  DITECH COMMUNICATIONS CORP          $     2,262
    1,567        DOMINION RESOURCES, INC                 101,024
      768        DPL, INC                                 21,580
      565        DQE, INC                                 16,469
      920        DTE ENERGY CO                            36,616
    4,922        DUKE ENERGY CORP                        210,366
    1,504        DYNEGY, INC (CLASS A)                    76,719
      183    b*  E.SPIRE COMMUNICATIONS, INC                  62
      485     *  EARTHLINK, INC                            5,880
    2,244        EDISON INTERNATIONAL CO                  28,364
    3,210        EL PASO CORP                            209,613
      312     *  EL PASO ELECTRIC CO                       4,555
      226     *  ELOT, INC                                    28
       61        EMPIRE DISTRICT ELECTRIC CO               1,140
      200        ENERGEN CORP                              7,060
      670        ENERGY EAST CORP                         11,624
    4,965        ENRON CORP                              288,466
    1,565        ENTERGY CORP                             59,470
      200        EQUITABLE RESOURCES, INC                 13,800
    2,073        EXELON CORP                             135,988
      100     *  FIBERNET TELECOM GROUP, INC                 268
    1,535        FIRSTENERGY CORP                         42,857
    1,242        FPL GROUP, INC                           76,134
      200     *  GENERAL COMMUNICATION, INC (CLASS
                   A)                                      1,800
      400     *  GLENAYRE TECHNOLOGIES, INC                  862
       82     *  GLOBAL CROSSING LTD                       1,106
    1,245     *  GLOBAL TELESYSTEMS, INC                     946
      842        GPU, INC                                 27,356
      200        HAWAIIAN ELECTRIC INDUSTRIES, INC         7,390
      170    b*  ICG COMMUNICATIONS, INC                      14
      200        IDACORP, INC                              7,642
       72     *  IDT CORP                                  1,458
      100     *  IMPSAT FIBER NETWORKS, INC                  425
      273     *  INTERMEDIA COMMUNICATIONS, INC            4,743
       74        INTER-TEL, INC                              753
      274     *  ITC DELTACOM, INC                         1,609
      422        KANSAS CITY POWER & LIGHT CO             10,381
      880        KEYSPAN CORP                             33,554
      666        KINDER MORGAN, INC                       35,431
      200     *  L-3 COMMUNICATIONS HOLDINGS, INC         15,790
       67        LACLEDE GAS CO                            1,561
      173     *  LEAP WIRELESS INTERNATIONAL, INC          4,854
    2,060     *  LEVEL 3 COMMUNICATIONS, INC              35,792
      356        MADISON GAS & ELECTRIC CO                 8,321
    2,750     *  MCLEODUSA, INC (CLASS A)                 23,804
      607        MCN ENERGY GROUP, INC                    15,660
      400        MDU RESOURCES GROUP, INC                 14,288
    2,272     *  METROMEDIA FIBER NETWORK, INC
                   (CLASS A)                              12,450
      695        MONTANA POWER CO                          9,799
      200        NATIONAL FUEL GAS CO                     10,716
      100     *  NETWORK PLUS CORP                           390
      263        NEW JERSEY RESOURCES CORP                10,822
    3,256     *  NEXTEL COMMUNICATIONS, INC (CLASS
                   A)                                     46,805
      971     *  NIAGARA MOHAWK HOLDINGS, INC             16,409
      268        NICOR, INC                                9,988

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  65

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------
 SHARES                                                 VALUE
--------------------------------------------------------------------------------
UTILITIES -- (CONTINUED)
    1,195        NISOURCE, INC                       $    37,188
      180     *  NISOURCE, INC (SAILS)                       496
      871        NORTHEAST UTILITIES CO                   15,137
      255    b*  NORTHPOINT COMMUNICATIONS GROUP,
                   INC                                         4
      100        NORTHWEST NATURAL GAS CO                  2,400
      100        NORTHWESTERN CORP                         2,450
      200     *  NRG ENERGY, INC                           7,280
      444        NSTAR                                    17,005
      147     *  NTELOS, INC                               2,829
      145        NUI CORP                                  3,915
      378        OGE ENERGY CORP                           8,690
      213        ONEOK, INC                                8,709
       84        OTTER TAIL POWER CO                       2,394
       51    b*  PACIFIC GATEWAY EXCHANGE, INC
      200        PEOPLES ENERGY CORP                       7,774
    2,576        PG&E CORP                                32,071
      200        PIEDMONT NATURAL GAS CO, INC              7,100
      200     *  PINNACLE HOLDINGS, INC                    1,768
      504        PINNACLE WEST CAPITAL CORP               23,118
      725        POTOMAC ELECTRIC POWER CO                16,950
      915        PPL CORP                                 40,223
      555     *  PRICE COMMUNICATIONS CORP                 9,551
      100     *  PRIMUS TELECOMMUNICATIONS GROUP,
                   INC                                       331
    1,372        PROGRESS ENERGY, INC                     59,092
      328     *  PROGRESS ENERGY, INC- CVO                   147
      816     *  PSINET, INC                                 178
      228        PUBLIC SERVICE CO OF NEW MEXICO           6,614
    1,383        PUBLIC SERVICE ENTERPRISE GROUP,
                   INC                                    59,690
      603        PUGET ENERGY, INC                        13,796
      495        QUESTAR CORP                             13,563
    6,841     *  QWEST COMMUNICATIONS
                   INTERNATIONAL, INC                    239,777
      348     *  RCN CORP                                  2,098
    1,575        RELIANT ENERGY, INC                      71,268
      200        RGS ENERGY GROUP, INC                     7,400
      227     *  RHYTHMS NETCONNECTIONS, INC                  99
      100     *  SBA COMMUNICATIONS CORP                   1,581
   22,726        SBC COMMUNICATIONS, INC               1,014,261
      863        SCANA CORP                               23,430
       63        SEMCO ENERGY, INC                           894
    1,332        SEMPRA ENERGY                            31,008
      480        SIERRA PACIFIC RESOURCES (NEW)            7,104
      100        SOUTH JERSEY INDUSTRIES, INC              2,950
    4,312        SOUTHERN CO                             151,308
      235     *  SOUTHERN UNION CO                         4,935
      210        SOUTHWEST GAS CORP                        4,378
      100        SOUTHWESTERN ENERGY CO                      990
      300     *  SPECTRASITE HOLDINGS, INC                 1,293
    4,958        SPRINT CORP (FON GROUP)                 109,026
    3,497     *  SPRINT CORP (PCS GROUP)                  66,443
      100    b*  STAR TELECOMMUNICATIONS, INC                 12
      145     *  TALK.COM, INC                               326

--------------------------------------------------------------------------------
SHARES/PRINCIPAL                                               VALUE
--------------------------------------------------------------------------------
       1,064            TECO ENERGY, INC                    $    31,877
         295            TELEPHONE & DATA SYSTEMS, INC            27,582
         100         *  TELIGENT, INC (CLASS A)                      59
         368         *  TIME WARNER TELECOM, INC (CLASS A)       13,386
         200         *  TRITON PCS HOLDINGS, INC (CLASS A)        6,662
       1,691            TXU CORP                                 69,872
          59         *  U.S. CELLULAR CORP                        3,746
         100            UGI CORP                                  2,449
         251            UIL HOLDINGS CORP                        11,922
         215            UNISOURCE ENERGY CORP HOLDING CO          4,515
         633            UTILICORP UNITED, INC                    20,483
           4            VAST SOLUTIONS, INC (CLASS B1)                0
           4            VAST SOLUTIONS, INC (CLASS B2)                0
           4            VAST SOLUTIONS, INC (CLASS B3)                0
         433            VECTREN CORP                              9,266
      18,236            VERIZON COMMUNICATIONS, INC             889,133
         100         *  VIA NET.WORKS, INC                          262
         100         *  VIASAT, INC                               1,512
          51         *  VIATEL, INC                                  28
         200         *  VIRATA CORP                               2,612
       1,719         *  VOICESTREAM WIRELESS CORP               158,792
         132         *  WEBLINK WIRELESS, INC                        16
         354            WESTERN GAS RESOURCES, INC               11,416
         443            WESTERN RESOURCES, INC                   10,565
         563         *  WESTERN WIRELESS CORP (CLASS A)          22,871
         266            WGL HOLDINGS, INC                         7,354
         200         *  WILLIAMS COMMUNICATIONS GROUP, INC        1,800
       3,358            WILLIAMS COS, INC                       143,890
         495         *  WINSTAR COMMUNICATIONS, INC               1,067
         822            WISCONSIN ENERGY CORP                    17,738
      19,272         *  WORLDCOM, INC                           360,145
         200         *  WORLDPAGES.COM, INC                         370
         100            WPS RESOURCES CORP                        3,413
       2,196            XCEL ENERGY, INC                         66,121
       2,448         *  XO COMMUNICATIONS, INC (CLASS A)         17,136
                                                            -----------
                        TOTAL UTILITIES                       7,770,069
                                                            -----------
TOTAL COMMON STOCK
(Cost $85,955,460)                                           75,245,861
                                                            -----------

SHORT TERM INVESTMENT -- 1.76%
U.S. GOVERNMENT AND AGENCY -- 1.76%
                  FEDERAL HOME LOAN BANK (FHLB)
$1,335,000        5.130%, 04/02/01                     1,334,810
                                                     -----------
TOTAL SHORT TERM INVESTMENT
(Cost $1,334,810)                                      1,334,810
                                                     -----------
TOTAL PORTFOLIO -- 101.07%
(Cost $87,292,225)                                    76,580,904
         OTHER ASSETS & LIABILITIES, NET -- (1.07%)     (809,912)
                                                     -----------
NET ASSETS -- 100.00%                                $75,770,992
                                                     ===========

---------------
* Non-income producing
b In bankruptcy

66  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)

                                 March 31, 2001


--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 99.47%
BASIC INDUSTRIES -- 2.32%
   2,000        AIR PRODUCTS & CHEMICALS, INC       $    76,800
   1,500     *  BIRMINGHAM STEEL CORP                     1,425
     700        CABOT CORP                               22,050
      68     *  CABOT MICROELECTRONICS CORP               3,009
   3,700        CROWN CORK & SEAL CO, INC                14,985
   1,200        ECOLAB, INC                              50,904
     300        FLEETWOOD ENTERPRISES, INC                2,715
     200        FULLER (H.B.) CO                          8,425
   2,600        MASCO CORP                               62,764
     200        NCH CORP                                  9,524
   1,000        NUCOR CORP                               40,070
   1,200        POLYONE CORP                             10,920
   2,200        PPG INDUSTRIES, INC                     101,398
     100        PULTE CORP                                4,041
     900        SCHULMAN (A.), INC                       10,743
     900        SIGMA ALDRICH CORP                       43,087
   1,800        SONOCO PRODUCTS CO                       38,700
   3,147        STORA ENSO OYJ (SPONS ADR)               29,109
     900        VULCAN MATERIALS CO                      42,147
   4,400        WORTHINGTON INDUSTRIES, INC              40,920
                                                    -----------
                TOTAL BASIC INDUSTRIES                  613,736
                                                    -----------
CONSUMER CYCLICAL -- 11.04%
  11,400     *  AOL TIME WARNER, INC                    457,710
   1,400     *  A T & T CORP - LIBERTY MEDIA GROUP
                  (CLASS A)                              19,600
     100        BANDAG, INC                               2,678
   1,700     *  CLEAR CHANNEL COMMUNICATIONS, INC        92,565
   2,800     *  COMCAST CORP (CLASS A) (SPECIAL)        117,425
     600     *  COX COMMUNICATIONS, INC (CLASS A)        26,694
     600        DARDEN RESTAURANTS, INC                  14,250
   4,300        DELPHI AUTOMOTIVE SYSTEMS CORP           60,931
   7,300        DISNEY (WALT) CO                        208,780
     500        DOW JONES & CO, INC                      26,175
     600        FEDERAL-MOGUL CORP                        1,758
     100     *  FEDERATED DEPARTMENT STORES, INC          4,155
   1,500        GANNETT CO, INC                          89,580
   2,050        GAP, INC                                 48,626
   2,200        GENUINE PARTS CO                         57,002
     600        GRACO, INC                               16,800
   1,300        INTERPUBLIC GROUP OF COS, INC            44,655
     400        JOHNSON CONTROLS, INC                    24,984
     800     *  KMART CORP                                7,520
     300        KNIGHT-RIDDER, INC                       16,113
     400     *  KOHL'S CORP                              24,676
     500        LIMITED, INC                              7,860
     100        LIZ CLAIBORNE, INC                        4,705
     500        MARRIOTT INTERNATIONAL, INC (CLASS
                  A)                                     20,590
     400        MAY DEPARTMENT STORES CO                 14,192
   6,400        MCDONALD'S CORP                         169,920
   1,300        MCGRAW-HILL COS, INC                     77,545
     500        MODINE MANUFACTURING CO                  12,875
     600        NEW YORK TIMES CO (CLASS A)              24,582
   1,000        NIKE, INC (CLASS B)                      40,550

--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
     800        OMNICOM GROUP, INC                  $    66,304
     600        PENNEY (J.C.) CO, INC                     9,594
   1,000        SEARS ROEBUCK & CO                       35,270
     600     *  STARBUCKS CORP                           25,462
   2,600        SYSCO CORP                               68,926
   2,000        TARGET CORP                              72,160
     660        TRIBUNE CO                               26,888
     500        V.F. CORP                                17,500
   5,053     *  VIACOM, INC (CLASS B)                   222,180
   1,200        VISTEON CORP                             18,048
  11,900        WAL-MART STORES, INC                    600,950
     400        WHIRLPOOL CORP                           19,996
                                                    -----------
                TOTAL CONSUMER CYCLICAL               2,918,774
                                                    -----------
CONSUMER NON-CYCLICAL -- 10.29%
   1,467        ALBERTSON'S, INC                         46,679
     900        AVON PRODUCTS, INC                       35,991
     500     *  BEST BUY CO, INC                         17,980
   1,600        CAMPBELL SOUP CO                         47,792
   1,100        CLOROX CO                                34,595
   8,300        COCA COLA CO                            374,828
   1,300        COCA COLA ENTERPRISES, INC               23,114
   2,300        COLGATE PALMOLIVE CO                    127,098
     800     *  COSTCO WHOLESALE CORP                    31,400
   1,100        CVS CORP                                 64,339
   1,400        GENERAL MILLS, INC                       60,214
   3,900        GILLETTE CO                             121,563
     900        HASBRO, INC                              11,610
   1,700        HEINZ (H.J.) CO                          68,340
     600        HERSHEY FOODS CORP                       41,592
   6,850        HOME DEPOT, INC                         295,235
     500        INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC                        11,030
   1,600        KELLOGG CO                               43,248
   2,400     *  KROGER CO                                61,896
   1,000        LOWE'S COS, INC                          58,450
   2,200        MATTEL, INC                              39,028
   1,500        NEWELL RUBBERMAID, INC                   39,750
   4,900        PEPSICO, INC                            215,355
   5,200        PROCTER & GAMBLE CO                     325,520
     600        QUAKER OATS CO                           58,800
     500        RADIOSHACK CORP                          18,345
     700        RALSTON PURINA CO                        21,805
   1,500     *  SAFEWAY, INC                             82,725
     400     *  TOYS 'R' US, INC                         10,040
   3,100        UNILEVER NV (NEW YORK SHS)              163,184
   3,000        WALGREEN CO                             122,400
   1,000        WRIGLEY (WM) JR CO                       48,250
                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL           2,722,196
                                                    -----------
ENERGY -- 3.74%
   1,973        ANADARKO PETROLEUM CORP                 123,864
   1,200        APACHE CORP                              69,132
   2,400        BAKER HUGHES, INC                        87,144
     200     *  BJ SERVICES CO                           14,240
   2,200        BURLINGTON RESOURCES, INC                98,450
   1,036        DEVON ENERGY CORP (NEW)                  60,295

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  67

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND


--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
ENERGY -- (CONTINUED)
     600        EOG RESOURCES, INC                  $    24,738
   1,200     *  GRANT PRIDECO, INC                       20,640
   2,700        HALLIBURTON CO                           99,225
     900        HELMERICH & PAYNE, INC                   41,670
     900        MITCHELL ENERGY & DEVELOPMENT CORP
                  (CLASS A)                              47,250
   1,500        MURPHY OIL CORP                          99,870
     800     *  NABORS INDUSTRIES, INC                   41,472
     900        NOBLE AFFILIATES, INC                    37,557
     500     *  NOBLE DRILLING CORP                      23,080
     600     *  ROWAN COS, INC                           16,500
     200     *  SMITH INTERNATIONAL, INC                 14,040
   1,400        TRANSOCEAN SEDCO FOREX, INC              60,690
     200     *  WEATHERFORD INTERNATIONAL, INC            9,870
                                                    -----------
                TOTAL ENERGY                            989,727
                                                    -----------
  FINANCIAL SERVICES -- 21.93%
   1,300        AEGON NV ARS                             38,012
   1,600        AFLAC, INC                               44,064
   2,500        ALLSTATE CORP                           104,850
   5,200        AMERICAN EXPRESS CO                     214,760
   3,100        AMERICAN GENERAL CORP                   118,575
   7,562        AMERICAN INTERNATIONAL GROUP, INC       608,741
   5,900        BANK OF AMERICA CORP                    323,025
   2,500        BANK OF NEW YORK CO, INC                123,100
   4,100        BANK ONE CORP                           148,338
     900        BB&T CORP                                31,653
     100        BEAR STEARNS COS, INC                     4,574
     600        CAPITAL ONE FINANCIAL CORP               33,300
     200        CARRAMERICA REALTY CORP                   5,706
     600        CHUBB CORP                               43,464
     600        CIT GROUP, INC (CLASS A)                 17,328
  14,980        CITIGROUP, INC                          673,800
     600        CONSECO, INC                              9,660
     500        CRESCENT REAL ESTATE EQUITIES CO         11,350
     500        DUKE-WEEKS REALTY CORP                   11,575
   1,400        EQUITY OFFICE PROPERTIES TRUST           39,200
   2,700        FREDDIE MAC                             175,041
   1,650        FIFTH THIRD BANCORP                      88,171
     100        FINOVA GROUP, INC                           180
   3,900        FIRST UNION CORP                        128,700
   3,800        FLEETBOSTON FINANCIAL CORP              143,450
   3,800        FANNIE MAE                              302,480
     130     *  GARTNER, INC (CLASS B)                      819
     500        HARTFORD FINANCIAL SERVICES GROUP,
                  INC                                    29,500
     200        HIGHWOODS PROPERTIES, INC                 4,930
   2,300        HOUSEHOLD INTERNATIONAL, INC            136,252
     200        JEFFERSON-PILOT CORP                     13,578
     200        JOHN HANCOCK FINANCIAL SERVICES,
                  INC                                     7,690
   6,790        JP MORGAN CHASE & CO                    304,871
     900        KEYCORP                                  23,220
     300        LEHMAN BROTHERS HOLDINGS, INC            18,810
   1,400        MARSH & MCLENNAN COS, INC               133,042
   3,100        MBNA CORP                               102,610
   1,500        MELLON FINANCIAL CORP                    60,780

--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
   2,500        MERRILL LYNCH & CO, INC             $   138,500
   2,800        METLIFE, INC                             84,140
   3,400        MORGAN STANLEY DEAN WITTER & CO         181,900
   2,000        NATIONAL CITY CORP                       53,500
     500        NORTHERN TRUST CORP                      31,250
   1,200        PNC FINANCIAL SERVICES GROUP, INC        81,300
   1,000        PROVIDIAN FINANCIAL CORP                 49,050
     200        ROUSE CO                                  5,172
     200        SAFECO CORP                               5,637
   4,150        SCHWAB (CHARLES) CORP                    63,993
   1,100        SIMON PROPERTY GROUP, INC                28,160
     200        SPIEKER PROPERTIES, INC                  10,970
     400        ST. PAUL COS, INC                        17,620
     400        STATE STREET CORP                        37,360
   1,200        SUNTRUST BANKS, INC                      77,760
     200        THE GOLDMAN SACHS GROUP, INC             17,020
   5,609        US BANCORP (NEW)                        130,128
     800        USA EDUCATION, INC                       58,120
     800        WACHOVIA CORP                            48,200
   1,700        WASHINGTON MUTUAL, INC                   93,075
     400        WEINGARTEN REALTY INVESTORS              16,920
   5,900        WELLS FARGO & CO                        291,873
                                                    -----------
                TOTAL FINANCIAL SERVICES              5,800,847
                                                    -----------
HEALTH CARE -- 14.35%
     300     *  AETNA, INC (NEW)                         10,776
     600        ALLERGAN, INC                            44,490
     900     *  ALZA CORP                                36,450
   3,200     *  AMGEN, INC                              192,600
     600        APPLERA CORP (APPLIED BIOSYSTEMS
                  GROUP)                                 16,650
     300        BAUSCH & LOMB, INC                       13,698
   1,700        BAXTER INTERNATIONAL, INC               160,038
   1,300        BECTON DICKINSON & CO                    45,916
     200        BERGEN BRUNSWIG CORP (CLASS A)            3,320
   1,050        BIOMET, INC                              41,360
   1,300     *  BOSTON SCIENTIFIC CORP                   26,234
   6,900        BRISTOL MYERS SQUIBB CO                 409,860
   1,000        CARDINAL HEALTH, INC                     96,750
     600        CIGNA CORP                               64,416
     600     *  FOREST LABORATORIES, INC                 35,544
     100     *  GENZYME CORP (GENERAL DIVISION)           9,033
   1,100     *  GUIDANT CORP                             49,489
   2,800        HCA-THE HEALTHCARE CO                   112,756
     400        HILLENBRAND INDUSTRIES, INC              19,316
     500     *  HUMANA, INC                               5,240
   1,300        IMS HEALTH, INC                          32,370
     100     *  IVAX CORP                                 3,150
   5,300        JOHNSON & JOHNSON                       463,591
   4,000        LILLY (ELI) & CO                        306,640
     800        MCKESSON HBOC, INC                       21,400
   4,300        MEDTRONIC, INC                          196,682
   7,500        MERCK & CO, INC                         569,250
     200        MYLAN LABORATORIES, INC                   5,170
   9,900        PFIZER, INC                             405,405
   1,666        PHARMACIA CORP                           83,916
   5,200        SCHERING-PLOUGH CORP                    189,956

68  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND


--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- (CONTINUED)
     200     *  ST. JUDE MEDICAL, INC               $    10,770
      65     *  SYNAVANT, INC                               292
   1,500     *  TENET HEALTHCARE CORP                    66,000
     800        UNITEDHEALTH GROUP, INC                  47,408
                                                    -----------
                TOTAL HEALTH CARE                     3,795,936
                                                    -----------
OTHER -- 0.16%
     200     *  DUN & BRADSTREET CORP (NEW)               4,712
     100        FIRST INDUSTRIAL REALTY TRUST, INC        3,164
     200        LIBERTY PROPERTY TRUST CO                 5,648
   1,000        MOODY'S CORP                             27,560
     100     *  ROBERT HALF INTERNATIONAL, INC            2,235
                                                    -----------
                TOTAL OTHER                              43,319
                                                    -----------
PRODUCER DURABLES -- 3.43%
     500        BALDOR ELECTRIC CO                       10,525
   1,500        COOPER INDUSTRIES, INC                   50,175
     400        CUMMINS ENGINE CO, INC                   15,016
   1,400        DEERE & CO                               50,876
   2,700        EMERSON ELECTRIC CO                     167,400
     400        GRAINGER (W.W.), INC                     13,540
   1,400        HARLEY-DAVIDSON, INC                     53,130
   2,000        ILLINOIS TOOL WORKS, INC                113,680
   1,100        INGERSOLL-RAND CO                        43,681
   2,800        MINNESOTA MINING & MANUFACTURING
                  CO                                    290,920
     600        NORDSON CORP                             15,600
   1,500        PITNEY BOWES, INC                        52,125
     700        THOMAS & BETTS CORP                      12,152
   3,100        XEROX CORP                               18,569
                                                    -----------
                TOTAL PRODUCER DURABLES                 907,389
                                                    -----------
TECHNOLOGY -- 19.11%
     500     *  3COM CORP                                 2,859
   2,100     *  ADC TELECOMMUNICATIONS, INC              17,850
     300        ADOBE SYSTEMS, INC                       10,491
   1,000     *  ADVANCED MICRO DEVICES, INC              26,540
   1,129     *  AGILENT TECHNOLOGIES, INC                34,694
   1,500     *  ALTERA CORP                              32,156
     800     *  AMERICAN POWER CONVERSION CORP           10,312
   1,200     *  ANALOG DEVICES, INC                      43,488
   1,200     *  APPLE COMPUTER, INC                      26,484
   2,500     *  APPLIED MATERIALS, INC                  108,750
   3,100        AUTOMATIC DATA PROCESSING, INC          168,578
     733     *  AVAYA, INC                                9,529
   1,200        AVERY DENNISON CORP                      62,424
     400        AVNET, INC                                8,200
     700     *  BROADCOM CORP (CLASS A)                  20,230
  19,300     *  CISCO SYSTEMS, INC                      305,181
   5,000        COMPAQ COMPUTER CORP                     91,000
   1,400        COMPUTER ASSOCIATES INTERNATIONAL,
                  INC                                    38,080
     200     *  COMVERSE TECHNOLOGY, INC                 11,778
   2,600        CORNING, INC                             53,794
   7,100     *  DELL COMPUTER CORP                      182,381
     300        DELUXE CORP                               7,101

--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
     100        DIEBOLD, INC                        $     2,746
     165     *  EFUNDS CORP                               3,176
   1,800        ELECTRONIC DATA SYSTEMS CORP            100,548
   5,900     *  EMC CORP                                173,460
   1,400        FIRST DATA CORP                          83,594
     900     *  GATEWAY, INC                             15,129
   5,900        HEWLETT-PACKARD CO                      184,493
     400        IKON OFFICE SOLUTIONS, INC                2,280
  18,400        INTEL CORP                              484,150
   5,000        INTERNATIONAL BUSINESS MACHINES
                  CORP                                  480,900
   3,300     *  JDS UNIPHASE CORP                        60,843
     900        LINEAR TECHNOLOGY CORP                   36,956
   1,200     *  LSI LOGIC CORP                           18,876
  10,000        LUCENT TECHNOLOGIES, INC                 99,700
     800     *  MAXIM INTEGRATED PRODUCTS, INC           33,272
     913     *  MCDATA CORP (CLASS A)                    17,232
     200     *  MERCURY INTERACTIVE CORP                  8,375
   1,800     *  MICRON TECHNOLOGY, INC                   74,754
  13,900     *  MICROSOFT CORP                          760,156
   1,125        MOLEX, INC                               39,691
     900     *  NATIONAL SEMICONDUCTOR CORP              24,075
     800     *  NETWORK APPLIANCE, INC                   13,450
   8,800        NORTEL NETWORKS CORP (U.S.)             123,640
     800     *  NOVELL, INC                               4,000
  14,400     *  ORACLE CORP                             215,712
   1,634     *  PALM, INC                                13,736
   1,400        PAYCHEX, INC                             51,887
   2,000     *  QUALCOMM, INC                           113,250
     600     *  SANMINA CORP                             11,737
     300     *  SENSORMATIC ELECTRONICS CORP              5,700
   1,000     *  SIEBEL SYSTEMS, INC                      27,200
   2,000     *  SOLECTRON CORP                           38,020
   8,700     *  SUN MICROSYSTEMS, INC                   133,719
   1,300     *  TELLABS, INC                             52,893
   5,100        TEXAS INSTRUMENTS, INC                  157,998
   1,000     *  VERITAS SOFTWARE CORP                    46,240
     375     *  VISHAY INTERTECHNOLOGY, INC               7,462
   1,100     *  XILINX, INC                              38,637
   1,500     *  YAHOO!, INC                              23,625
                                                    -----------
                TOTAL TECHNOLOGY                      5,055,212
                                                    -----------
TRANSPORTATION -- 0.83%
     700     *  AMR CORP                                 24,584
     400        DELTA AIR LINES, INC                     15,800
   1,100     *  FEDEX CORP                               45,848
   3,300        NORFOLK SOUTHERN CORP                    55,242
     100        RYDER SYSTEM, INC                         1,799
     505     *  SABRE HOLDINGS CORP                      23,315
   2,825        SOUTHWEST AIRLINES CO                    50,143
     100     *  U.S. AIRWAYS GROUP, INC                   3,545
                                                    -----------
                TOTAL TRANSPORTATION                    220,276
                                                    -----------
UTILITIES -- 12.27%
   1,600        AGL RESOURCES, INC                       35,056
     900        ALLTEL CORP                              47,214
  10,890        A T & T CORP                            231,957
   5,900        BELLSOUTH CORP                          241,428

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  69

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND


--------------------------------------------------------------------------------
  SHARES                                               VALUE
--------------------------------------------------------------------------------
UTILITIES -- (CONTINUED)
     900     *  CALPINE CORP                        $    49,563
   2,400        EL PASO CORP                            156,720
   3,800        ENRON CORP                              220,780
     800        EQUITABLE RESOURCES, INC                 55,200
     200     *  GLENAYRE TECHNOLOGIES, INC                  431
   1,900     *  GLOBAL CROSSING LTD                      25,631
   2,100        IDACORP, INC                             80,241
   2,100        KEYSPAN CORP                             80,073
   1,000        MCN ENERGY GROUP, INC                    25,800
   1,200        MDU RESOURCES GROUP, INC                 42,864
   1,100        NATIONAL FUEL GAS CO                     58,938
   1,600     *  NEXTEL COMMUNICATIONS, INC (CLASS
                  A)                                     23,000
   1,600        NICOR, INC                               59,632
   3,478        NISOURCE, INC                           108,235
     916     *  NISOURCE, INC (SAILS)                     2,528
   4,200        OGE ENERGY CORP                          96,558
   1,200        PEOPLES ENERGY CORP                      46,644
   5,300        PUGET ENERGY, INC                       121,264
   4,385     *  QWEST COMMUNICATIONS
                  INTERNATIONAL, INC                    153,694
   9,674        SBC COMMUNICATIONS, INC                 431,751
   2,452        SCOTTISH POWER PLC ADR                   64,291
     100     *  SOUTHERN UNION CO                         2,100
   2,300        SPRINT CORP (FON GROUP)                  50,577

  SHARES                                               VALUE
   2,000     *  SPRINT CORP (PCS GROUP)             $    38,000
   8,100        VERIZON COMMUNICATIONS, INC             399,349
   3,500        WILLIAMS COS, INC                       149,975
   7,750     *  WORLDCOM, INC                           144,828
                                                    -----------
                TOTAL UTILITIES                       3,244,322
                                                    -----------
TOTAL COMMON STOCK
(Cost $29,870,043)                                  $26,311,734
                                                    -----------

--------------------------------------------------------------------------------
PRINCIPAL                                               VALUE
--------------------------------------------------------------------------------
SHORT TERM INVESTMENT -- 1.19%
U.S. GOVERNMENT AND AGENCY -- 1.19%
                 FEDERAL HOME LOAN BANK (FHLB)
$315,000         5.130%, 04/02/01                    $   314,955
                                                     -----------
TOTAL SHORT TERM INVESTMENT
(Cost $314,955)                                          314,955
                                                     -----------
TOTAL PORTFOLIO -- 100.66%
(Cost $30,184,998)                                    26,626,689
OTHER ASSETS AND LIABILITIES, NET -- (0.66%)           (175,155)
                                                     -----------
NET ASSETS -- 100.00%                                $26,451,534
                                                     ===========

---------------
* Non-income producing

70  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)

                                 March 31, 2001


--------------------------------------------------------------------------------
  PRINCIPAL                               RATING+      VALUE
--------------------------------------------------------------------------------
BONDS -- 95.67%
CORPORATE BONDS -- 28.78%
AEROSPACE & DEFENSE -- 2.30%
                    BOEING CO DEB
  $ 1,000,000       6.350%, 11/15/07       A2       $  1,029,280
                    LOCKHEED MARTIN CORP
                      DEB
    1,000,000       8.500%, 12/01/29       BAA3        1,130,460
                    LOCKHEED MARTIN CORP
                      NOTE
    1,000,000       8.200%, 12/01/09       BAA3        1,103,300
                    RAYTHEON CO NOTE
    1,000,000       6.150%, 11/01/08       BAA2          943,790
                    UNITED TECHNOLOGIES
                      CORP NOTE
    1,000,000       6.350%, 03/01/11       A2          1,014,840
                                                    ------------
                    TOTAL AEROSPACE &
                      DEFENSE                          5,221,670
                                                    ------------
ASSET BACKED -- 5.85%
                    CAPITAL ONE MASTER
                      TRUST SERIES
                      2000-2 (CLASS A)
    1,000,000       7.200%, 08/15/08       AAA         1,065,440
                    CIT EQUIPMENT
                      COLLATERAL SERIES
                      2000-2 (CLASS A3)
    1,000,000       6.840%, 06/20/04       AAA         1,027,490
                    CONSECO FINANCE
                      SECURITIZATIONS
                      CORP SERIES 2000-1
                      (CLASS A2)
    1,000,000       7.190%, 05/01/31       AAA         1,017,483
                    COUNTRYWIDE ASSET-
                      BACKED
                      CERTIFICATES
                      SERIES 2001-BC1
                      (CLASS A3)
      500,000       6.237%, 12/25/26       AAA           506,475
                    GE CAPITAL MORTGAGE
                      SERVICES, INC
                      SERIES 1999-HE1
                      (CLASS A3)
    1,000,000       6.035%, 06/25/20       AAA         1,010,515
                    HOUSEHOLD AUTOMOTIVE
                      TRUST SERIES
                      2000-2 (CLASS A3)
    1,500,000       7.340%, 11/17/04       AAA         1,557,012
                    PSE&G TRANSITION
                      FUNDING LLC SERIES
                      2001-1 (CLASS A3)
    1,750,000       5.980%, 06/15/08       AAA         1,777,632

-------------
+ As provided by Moody's Investors Service (Unaudited)

--------------------------------------------------------------------------------
  PRINCIPAL                               RATING+      VALUE
--------------------------------------------------------------------------------
                    RESIDENTIAL ASSET
                      SECURITIES CORP
                      SERIES 2001-KS1
                      (CLASS AI3)
  $ 2,500,000       5.854%, 02/25/26       AAA      $  2,502,350
                    RESIDENTIAL ASSET
                      SECURITIES CORP
                      SERIES 1999-KS2
                      (CLASS AI9)
    1,750,000       7.150%, 07/25/30       AAA         1,796,453
                    RESIDENTIAL ASSET
                      SECURITIES CORP
                      SERIES 1999-KS3
                      (CLASS AI3)
      500,000       7.180%, 01/25/25       AAA           514,309
                    VANDERBILT MORTGAGE
                      FINANCE SERIES
                      1999-D (CLASS IA2)
      500,000       6.815%, 08/07/12       AAA           514,110
                                                    ------------
                    TOTAL ASSET BACKED                13,289,269
                                                    ------------
BASIC INDUSTRIES -- 0.94%
                    KIMBERLY-CLARK CORP
                      NOTE
    1,000,000       7.100%, 08/01/07       AA2         1,073,040
                    ROHM & HAAS CO DEB
    1,000,000    g  7.850%, 07/15/29       A3          1,055,060
                                                    ------------
                    TOTAL BASIC
                    INDUSTRIES                         2,128,100
                                                    ------------
CONSUMER CYCLICAL -- 2.92%
                    CLEAR CHANNEL
                      COMMUNICATIONS,
                      INC (SR NOTE)
    1,000,000       7.250%, 09/15/03       BAA3        1,034,140
                    DISNEY (WALT) CO (SR
                      NOTE)
    1,050,000       5.125%, 12/15/03       A2          1,049,202
                    FORD MOTOR CO NOTE
    1,000,000       7.450%, 07/16/31       A1            978,450
                    FORD MOTOR CREDIT CO
                      NOTE
    1,000,000       7.500%, 03/15/05       A2          1,044,140
                    NEWS AMERICA
                      HOLDINGS DEB
    1,000,000       7.700%, 10/30/25       BAA3          942,360
                    TIME WARNER, INC
                      NOTE
      500,000       7.750%, 06/15/05       BAA1          533,760
                    UNILEVER CAPITAL
                      CORP (GUARANTEE
                      NOTE)
    1,000,000       7.125%, 11/01/10       A1          1,061,300
                                                    ------------
                    TOTAL CONSUMER
                      CYCLICAL                         6,643,352
                                                    ------------

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  71

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND


--------------------------------------------------------------------------------
  PRINCIPAL                               RATING+      VALUE
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.69%
                    DIAGEO CAPITAL PLC
                      (GUARANTEE NOTE)
  $ 1,000,000       7.250%, 11/01/09       A1       $  1,066,700
                    TRW, INC (SR NOTES)
      500,000       6.500%, 06/01/02       BAA2          499,960
                                                    ------------
                    TOTAL CONSUMER
                      NON-CYCLICAL                     1,566,660
                                                    ------------
ENERGY -- 1.18%
                    CHEVRON CORP NOTE
    1,000,000       6.625%, 10/01/04       AA2         1,046,750
                    WILLIAMS COS, INC
                      NOTE
      640,000       6.200%, 08/01/02       BAA2          645,229
                    WILLIAMS COS, INC
                      DEB
    1,000,000    g  7.500%, 01/15/31       BAA2          992,550
                                                    ------------
                    TOTAL ENERGY                       2,684,529
                                                    ------------
FINANCIAL SERVICES -- 7.48%
                    ASSOCIATION CORP NA
                      DEB
      500,000       6.950%, 11/01/18       AA3           498,355
                    BANK OF AMERICA CORP
                      NOTE
    1,000,000       6.625%, 06/15/04       AA2         1,030,400
                    BANK OF AMERICA CORP
                      (SR NOTE)
    1,000,000       7.400%, 01/15/11       AA3         1,052,230
                    CHASE MANHATTAN CORP
                      (SUB NOTE)
    1,000,000       7.000%, 11/15/09       A1          1,036,960
                    CITIGROUP,INC NOTE
    1,000,000       6.500%, 01/18/11       AA2         1,008,290
                    FLEET NATIONAL BANK
                      (SUB NOTE)
    1,000,000       5.750%, 01/15/09       A2            958,590
                    GE GLOBAL INSURANCE
                      NOTE
    1,000,000       7.500%, 06/15/10       AA1         1,091,200
                    GENERAL ELECTRIC
                      CAPITAL CORP NOTE
    1,000,000       7.250%, 05/03/04       AAA         1,053,240
                    GENERAL MOTORS
                      ACCEPTANCE CORP
                      NOTE
    1,000,000       6.850%, 06/17/04       A2          1,029,410
                    HOUSEHOLD FINANCE
                      CORP
    1,500,000       6.500%, 01/24/04       A2          1,529,235
                    INTERAMERICAN
                      DEVELOPMENT BANK
                      NOTE
    1,000,000       7.375%, 01/15/10       AAA         1,112,430

-------------
+ As provided by Moody's Investors Service (Unaudited)

--------------------------------------------------------------------------------
  PRINCIPAL                               RATING+      VALUE
--------------------------------------------------------------------------------
                    INTERNATIONAL BANK
                      RECONCILIATION &
                      DEVELOPMENT NOTE
  $ 1,000,000       5.000%, 03/28/06       AAA      $    991,510
                    JP MORGAN CHASE & CO
                      (SUB NOTE)
    1,000,000       6.750%, 02/01/11       A1          1,020,510
                    KEY BANK NA (SUB
                      NOTE)
    1,000,000       7.000%, 02/01/11       A1          1,015,250
                    PNC FUNDING CORP
                      (GUARANTEE NOTE)
      500,000       6.950%, 09/01/02       A2            512,140
                    ROYAL BANK OF
                      SCOTLAND GROUP PLC
                      (SUB NOTE)
    1,000,000       6.400%, 04/01/09       A1          1,000,771
                    WELLS FARGO
                      FINANCIAL (SR
                      NOTE)
    1,000,000       7.000%, 11/01/05       AA2         1,052,880
                                                    ------------
                    TOTAL FINANCIAL
                      SERVICES                        16,993,401
                                                    ------------
HEALTH CARE -- 0.92%
                    ELI LILLY & CO NOTE
    1,000,000       7.125%, 06/01/25       AA3         1,044,380
                    JOHNSON & JOHNSON
                      DEB
    1,000,000       6.950%, 09/01/29       AAA         1,052,270
                                                    ------------
                    TOTAL HEALTH CARE                  2,096,650
                                                    ------------
OTHER -- 0.47%
                    UNITED TECHNOLOGIES
                      CORP DEB
    1,000,000       7.500%, 09/15/29       A2          1,070,120
                                                    ------------
                    TOTAL OTHER                        1,070,120
                                                    ------------
OTHER MORTGAGE BACKED SECURITIES -- 2.67%
                    BEAR STEARNS
                      COMMERCIAL
                      MORTGAGE
                      SECURITIES SERIES
                      1999-WF2 (CLASS
                      A2)
      250,000       7.080%, 06/15/09       AAA           262,760
                    FIRST UNION
                      COMMERCIAL
                      MORTGAGE TRUST
                      SERIES 1999-C1
                      (CLASS A2)
    1,500,000       6.070%, 10/15/08       AAA         1,494,029
                    JP MORGAN COMMERCIAL
                      MORTGAGE FINANCE
                      CORP SERIES
                      1997-C5 (CLASS A2)
    3,400,000       7.069%, 09/15/29       AAA         3,543,174

72  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND


--------------------------------------------------------------------------------
  PRINCIPAL                               RATING+      VALUE
--------------------------------------------------------------------------------
OTHER MORTGAGE BACKED SECURITIES -- (CONTINUED)
                    SALOMON BROTHERS
                      MORTGAGE
                      SECURITIES VII
                      SERIES 2000-C3
                      (CLASS A2)
  $   750,000       6.592%, 10/18/10       AAA      $    762,227
                                                    ------------
                    TOTAL OTHER MORTGAGE
                      BACKED SECURITIES                6,062,190
                                                    ------------
PRODUCER DURABLES -- 0.92%
                    EMERSON ELECTRIC
                      NOTE
    1,000,000       7.875%, 06/01/05       AA3         1,090,200
                    INGERSOLL-RAND NOTE
    1,000,000       5.750%, 02/14/03       A3          1,006,670
                                                    ------------
                    TOTAL PRODUCER
                      DURABLES                         2,096,870
                                                    ------------
TECHNOLOGY -- 0.23%
                    ELECTRONIC DATA
                      SYSTEMS NOTE
      500,000       7.450%, 10/15/29       A1            526,840
                                                    ------------
                    TOTAL TECHNOLOGY                     526,840
                                                    ------------
UTILITIES -- 2.21%
                    AT & T CORP NOTE
      500,000       6.500%, 03/15/29       A2            422,410
                    AT & T WIRELESS
                      GROUP (SR NOTE)
    1,000,000  g,h  8.750%, 03/01/31       BAA2        1,011,580
                    BELLSOUTH CAPITAL
                      FUNDING DEB
      500,000       7.875%, 02/15/30       AA3           537,565
                    CENTRAL POWER &
                      LIGHT CO (FIRST
                      MORTGAGE)
      500,000       6.625%, 07/01/05       A3            510,350
                    ILLINOIS POWER CO
                      (FIRST MORTGAGE)
      500,000       7.500%, 06/15/09       BAA1          515,850
                    SBC COMMUNICATIONS,
                      INC NOTE
    1,000,000       6.250%, 03/15/11       AA3           992,460
                    SPRINT CAPITAL CORP
                      (GUARANTEE NOTE)
    1,000,000       7.625%, 06/10/02       BAA1        1,017,060
                                                    ------------
                    TOTAL UTILITIES                    5,007,275
                                                    ------------
                            TOTAL CORPORATE BONDS
(Cost $65,299,880)                                    65,386,926
                                                    ------------
GOVERNMENT BONDS -- 66.89%
AGENCY SECURITIES -- 12.04%
                    FEDERAL HOME LOAN
                      MORTGAGE CORP
                      (FHLMC)
    7,500,000       5.000%, 01/15/04       AAA         7,533,975
    4,600,000       5.250%, 02/15/04       AAA         4,650,324

-------------
+ As provided by Moody's Investors Service (Unaudited)

--------------------------------------------------------------------------------
  PRINCIPAL                               RATING+      VALUE
--------------------------------------------------------------------------------
  $ 6,000,000       6.875%, 01/15/05       AAA      $  6,370,320
    6,600,000       5.750%, 04/15/08       AAA         6,685,602
                    FEDERAL NATIONAL
                      MORTGAGE
                      ASSOCIATION (FNMA)
    2,000,000       6.625%, 10/15/07       AAA         2,127,820
                                                    ------------
                                                      27,368,041
                                                    ------------
FOREIGN GOVERNMENT BONDS -- 1.19%
                    CANADA GOVERNMENT
      500,000       6.750%, 08/28/06       AA1           533,480
                    UNITED MEXICAN
                      STATES NOTE
      500,000       9.875%, 01/15/07       BAA3          537,250
                    QUEBEC PROVINCE
                      CANADA
    1,500,000       7.500%, 09/15/29       A2          1,643,025
                                                    ------------
                                                       2,713,755
                                                    ------------
OTHER GOVERNMENT BOND -- 0.51%
                    TENN VALLEY
                      AUTHORITY
    1,050,000       7.125%, 05/01/30       AAA         1,160,250
                                                    ------------
                                                       1,160,250
                                                    ------------
MORTGAGE BACKED SECURITIES -- 35.52%
                    FEDERAL HOME LOAN
                      MORTGAGE CORP
                      (FGLMC)
    2,000,000    h  7.000%, 04/25/16                   2,045,000
    2,368,271       7.000%, 10/01/20                   2,411,184
      446,086       6.500%, 10/01/28                     445,684
    1,842,893       6.500%, 07/01/29                   1,840,073
    2,832,378       6.500%, 06/01/29                   2,826,175
      524,292       8.000%, 01/01/31                     541,593
   12,000,000    h  6.500%, 05/25/31                  11,958,842
    7,000,000    h  7.000%, 05/25/31                   7,091,910
    8,000,000    h  7.500%, 05/25/31                   8,182,480
    8,000,000    h  8.000%, 05/25/31                   8,257,520
                    FEDERAL NATIONAL
                      MORTGAGE
                      ASSOCIATION (FNMA)
    2,924,993       6.000%, 03/01/13                   2,924,057
    1,301,775       6.000%, 09/01/13                   1,299,731
      291,102       6.500%, 12/01/13                     294,778
      448,301       6.000%, 06/01/14                     447,866
      454,509       6.500%, 07/01/14                     460,249
      419,268       7.000%, 07/01/14                     428,760
    1,000,000    h  6.500%, 04/25/16                   1,011,880
    3,000,000    h  7.000%, 04/25/16                   3,066,570
    3,423,904       6.000%, 01/01/19                   3,377,304
      429,319       6.500%, 04/01/29                     428,348
      437,101       6.500%, 07/01/29                     436,113
      694,022       7.500%, 07/01/29                     709,429
    3,000,000    h  7.000%, 04/25/31                   3,036,570

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  73

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND


--------------------------------------------------------------------------------
  PRINCIPAL                                            VALUE
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES -- (CONTINUED)
                    GOVERNMENT NATIONAL
                      MORTGAGE
                      ASSOCIATION (GNMA)
  $ 1,310,608       6.500%, 05/15/28                $  1,311,014
    1,382,011       6.500%, 12/15/28                   1,382,439
      470,433       7.000%, 07/15/29                     478,124
      331,395       7.500%, 07/15/29                     339,858
    6,271,623       8.500%, 10/20/30                   6,483,290
    1,000,000    h  7.000%, 04/20/31                   1,015,630
    3,000,000    h  7.500%, 04/20/31                   3,075,000
    3,000,000    h  8.500%, 04/15/31                   3,110,640
                                                    ------------
                                                      80,718,111
                                                    ------------
U.S. TREASURY SECURITIES -- 17.63%
                    U.S. TREASURY BOND
    1,000,000       10.000%, 05/15/10                  1,192,340
    7,860,000       7.250%, 05/15/16                   9,264,975
    2,380,000       7.125%, 02/15/23                   2,825,869
    1,815,000    h  6.250%, 05/15/30                   1,993,940
                    U.S. TREASURY
                      INFLATION INDEXED
    3,735,375    k  3.875%, 01/15/09                   3,883,632
                    U.S. TREASURY NOTE
    2,250,000       5.875%, 11/15/04                   2,351,250
    1,460,000       5.750%, 11/15/05                   1,531,846
    6,274,866       3.375%, 01/15/07                   6,341,505
    4,160,440       4.250%, 01/15/10                   4,456,871
                    U.S. TREASURY STRIP
   20,520,000       0.000%, 11/15/21                   6,205,863
                                                    ------------
                                                      40,048,091
                                                    ------------
TOTAL GOVERNMENT BONDS
(Cost $147,137,188)                                  152,008,248
                                                    ------------
TOTAL BONDS
(Cost $212,437,068)                                  217,395,174
                                                    ------------
SHORT TERM INVESTMENTS -- 25.55%
COMMERCIAL PAPER -- 17.28%
                    ALUMINUM CO OF
                      AMERICA
    4,065,000       5.550%, 04/02/01                   4,064,373
                    ASSET SECURITIZATION
                      COOPERATIVE CORP
    4,000,000  c,d  4.950%, 04/19/01                   3,990,100
                    CVS CORP
    1,235,000  c,d  4.950%, 04/16/01                   1,232,453
                    DELAWARE FUNDING
                      CORP
    1,195,000  c,d  4.940%, 04/17/01                   1,192,376
                    EQUILON ENTERPRISES
                      LLC
    1,390,000    d  4.680%, 06/25/01                   1,374,752
                    HARLEY-DAVIDSON
                      FUNDING CORP
    1,810,000  c,d  4.970%, 04/26/01                   1,803,753

--------------------------------------------------------------------------------
  PRINCIPAL                                            VALUE
--------------------------------------------------------------------------------
                    MINNESOTA MINING &
                      MANUFACTURING CO
  $ 5,000,000    d  4.800%, 04/18/01                $  4,988,556
                    MOTIVA ENTERPRISES
                      LLC
    3,000,000    d  4.940%, 04/09/01                   2,996,707
                    NATIONAL RURAL
                      UTILITIES COOP
                      FINANCE
    5,000,000    d  5.070%, 04/10/01                   4,993,663
                    PARK AVENUE
                      RECEIVABLES CORP
    4,975,000  c,d  5.040%, 04/12/01                   4,967,338
                    PARKER HANNIFIN CORP
    4,100,000  c,d  5.170%, 04/05/01                   4,097,645
                    RECEIVABLES CAPITAL
                      CORP
    3,584,000  c,d  4.970%, 05/02/01                   3,568,661
                                                    ------------
                                                      39,270,377
                                                    ------------
U.S. GOVERNMENT AND AGENCY -- 8.27%
                    FEDERAL HOME LOAN
                      BANK (FHLB)
   18,825,000    d  5.270%, 04/16/01                  18,783,663
                                                    ------------
TOTAL SHORT TERM INVESTMENT
(Cost $58,054,040)                                    58,054,040
                                                    ------------
TOTAL PORTFOLIO -- 121.22%
(Cost $270,491,108)                                  275,449,214
OTHER ASSETS & LIABILITIES, NET -- (21.22%)          (48,216,376)
                                                    ------------
NET ASSETS -- 100.00%                               $227,232,838
                                                    ============

---------------

c Commercial paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
g Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2001, the value of these securities amounted to $3,059,190 or 1.35% of net assets.
h These securities were purchased on a delayed delivery basis.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the consumer price index.

---------------
OTHER INFORMATION (Unaudited)
The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

                 MOODY'S RATINGS
                 AAA, AA, A           39.43%
                 BAA                   5.02%

U.S. Government obligations represent 55.55% of the long-term debt portfolio value and are not reflected in the above ratings.

74  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL MONEY MARKET FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)

                                 March 31, 2001


--------------------------------------------------------------------------------
PRINCIPAL                                               VALUE
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 100.17%
COMMERCIAL PAPER -- 80.99%
                 ABBEY NATIONAL NORTH AMERICA CORP
$1,000,000       4.820%, 09/05/01                    $   978,979
                 ANHEUSER-BUSCH COS, INC
 1,000,000       4.700%, 06/21/01                        989,425
                 BETA FINANCE, INC
   965,000   c   4.720%, 06/20/01                        954,878
                 CANADIAN WHEAT BOARD (THE)
   605,000       5.200%, 06/13/01                        598,621
                 CARGILL, INC
   680,000   c   5.070%, 06/22/01                        672,147
                 CATERPILLAR FINANCIAL SERVICES
                   CORP
 1,000,000       4.910%, 05/21/01                        993,181
                 CC (USA), INC
   750,000   c   5.050%, 05/10/01                        745,897
                 COCA COLA CO
   995,000       5.200%, 04/27/01                        991,263
                 COCA-COLA ENTERPRISES, INC
   925,000   c   5.000%, 05/15/01                        919,347
                 DELAWARE FUNDING CORP
 1,000,000   c   4.930%, 06/08/01                        990,688
                 DISNEY (WALT) CO
   250,000       5.000%, 07/16/01                        246,319
                 DUPONT (E.I.) DE NEMOURS & CO
   960,000       5.260%, 04/03/01                        959,719
                 EASTMAN KODAK CO
 1,000,000       5.250%, 05/18/01                        993,146
                 EDISON ASSET SECURITIZATION LLC
 1,000,000   c   4.930%, 04/19/01                        997,535
                 ENTERPRISE FUNDING CORP
   640,000   c   5.040%, 05/04/01                        637,043
                 EQUILON ENTERPRISES LLC
 1,000,000       4.680%, 06/25/01                        988,950
                 GANNETT, INC
   480,000   c   5.020%, 04/12/01                        479,264
                 GILLETTE CO
 1,000,000   c   5.420%, 04/09/01                        998,796
                 GOVCO, INC
   985,000   c   5.050%, 05/08/01                        979,888
                 HARLEY-DAVIDSON FUNDING CORP
   945,000   c   4.980%, 05/14/01                        939,379
                 HEWLETT PACKARD CO
   500,000   c   4.750%, 06/27/01                        494,260
                 HONEYWELL INTERNATIONAL, INC
 1,000,000       5.000%, 04/27/01                        996,389
                 MCGRAW-HILL, INC
   935,000       4.800%, 07/11/01                        922,409

--------------------------------------------------------------------------------
PRINCIPAL                                               VALUE
--------------------------------------------------------------------------------
                 MERCK, INC
$  595,000       4.940%, 05/07/01                    $   592,061
                 MOTIVA ENTERPRISES LLC
   460,000       4.940%, 04/06/01                        459,684
                 PACCAR FINANCIAL CORP
 1,000,000       5.470%, 04/18/01                        997,417
                 PARK AVENUE RECEIVABLES CORP
   250,000   c   5.250%, 04/02/01                        249,964
                 PFIZER, INC
   345,000   c   5.040%, 04/20/01                        344,082
                 RECEIVABLES CAPITAL CORP
   498,000   c   5.050%, 04/16/01                        496,952
                 SBC COMMUNICATIONS, INC
   840,000   c   5.080%, 04/25/01                        837,155
                 SHERWIN-WILLIAMS CO
   290,000   c   5.100%, 04/09/01                        289,671
                 SIGMA FINANCE, INC
 1,000,000   c   5.250%, 07/12/01                        985,125
                                                     -----------
                                                      24,719,634
                                                     -----------
U.S. GOVERNMENT AND AGENCIES -- 19.18%
                 FEDERAL FARM CREDIT BANK (FFCB)
   235,000       5.500%, 04/04/01                        234,892
                 FEDERAL HOME LOAN BANK (FHLB)
   140,000       5.300%, 04/04/01                        139,938
   890,000       4.780%, 06/01/01                        882,792
                 FEDERAL HOME LOAN MORTGAGE CORP
                   (FHLMC)
   295,000       4.760%, 04/17/01                        294,376
                 FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION (FNMA)
   550,000       6.315%, 04/05/01                        549,614
 1,078,000       5.285%, 04/16/01                      1,075,626
 2,135,000       4.870%, 06/07/01                      2,115,649
    70,000       5.000%, 06/21/01                         69,213
   500,000       4.720%, 08/02/01                        491,937
                                                     -----------
                                                       5,854,037
                                                     -----------
                      TOTAL SHORT TERM INVESTMENTS
                                (Cost $30,573,671)    30,573,671
                                                     -----------
                        TOTAL PORTFOLIO -- 100.17%
                                (Cost $30,573,671)    30,573,671
        OTHER ASSETS & LIABILITIES, NET -- (0.17%)       (51,979)
                                                     -----------
                             NET ASSETS -- 100.00%   $30,521,692
                                                     ===========

---------------
c Commercial paper issued under the private placement exemption under Section
  4(2) of the Securities Act of 1933.

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  75

 76  2001 SEMI-ANNUAL REPORT TIAA-CREF Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2001                                                       (Unaudited)

                            INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                            INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE       BOND
                             EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND        FUND
-------------------------------------------------------------------------------------------------------------------------

ASSETS
  Portfolio investments,
    at cost                  $108,521,021   $190,510,109    $136,623,603     $87,292,225     $30,184,998    $270,491,108
  Net unrealized
    appreciation
    (depreciation) of
    portfolio investments    (14,949,040)    (58,347,779)    (18,119,607)    (10,711,321)     (3,558,309)      4,958,106
-------------------------------------------------------------------------------------------------------------------------
  Portfolio investments,
    at value                  93,571,981     132,162,330     118,503,996      76,580,904      26,626,689     275,449,214
  Cash                         1,783,471           9,624           1,003           6,367           4,138           3,313
  Receivable from
    securities
    transactions                 944,896         629,640       2,878,493          16,879              --      38,802,720
  Receivable for
    Fund shares sold              61,129         422,075       1,069,958         329,263          67,893         492,813
  Dividends and
    interest receivable          328,671          86,335          98,077          80,612          21,210       2,170,215
  Due from investment
    advisor                        2,814          16,630             165              --              --          35,787
-------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS              96,692,962     133,326,634     122,551,692      77,014,025      26,719,930     316,954,062
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES
  Accrued expenses                32,525          71,119          74,206          83,052          90,906          84,690
  Payable for
    securities
    transactions               1,608,616       1,331,445       6,268,315       1,159,981         177,490      89,225,752
  Payable for
    Fund shares redeemed           5,000              --              --              --              --          55,154
  Income distribution
    payable                           --              --          90,694              --              --         355,628
-------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES          1,646,141       1,402,564       6,433,215       1,243,033         268,396      89,721,224
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                   $95,046,821    $131,924,070    $116,118,477     $75,770,992     $26,451,534    $227,232,838
=========================================================================================================================
NET ASSETS CONSIST OF:
  Paid in capital            $118,218,937   $195,225,377    $136,697,509     $86,327,260     $29,965,897    $220,331,532
  Accumulated
    undistributed net
    investment income            431,602         152,259          26,883         207,769          71,148          95,465
  Accumulated
    undistributed net
    realized gain (loss)
    on total investments      (8,646,599)     (5,083,440)     (2,485,033)        (52,716)        (27,202)      1,847,735
  Accumulated net
    unrealized
    appreciation
    (depreciation) on
    total investments        (14,957,119)    (58,370,126)    (18,120,882)    (10,711,321)     (3,558,309)      4,958,106
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                   $95,046,821    $131,924,070    $116,118,477     $75,770,992     $26,451,534    $227,232,838
=========================================================================================================================

Outstanding shares of
  beneficial interest,
  unlimited shares
  authorized ($.0001 par
  value)                       9,917,939      17,737,721      13,155,259       8,522,431       2,976,373      22,057,549

NET ASSET VALUE PER SHARE          $9.58           $7.44           $8.83           $8.89           $8.89          $10.30
=========================================================================================================================



                            INSTITUTIONAL
                            MONEY MARKET
                                FUND
--------------------------  -------------
ASSETS
  Portfolio investments,
    at cost                  $30,573,671
  Net unrealized
    appreciation
    (depreciation) of
    portfolio investments             --
-----------------------------------------
  Portfolio investments,
    at value                  30,573,671
  Cash                             4,962
  Receivable from
    securities
    transactions                      --
  Receivable for
    Fund shares sold              99,255
  Dividends and
    interest receivable               --
  Due from investment
    advisor                           --
-----------------------------------------
    TOTAL ASSETS              30,677,888
-----------------------------------------
LIABILITIES
  Accrued expenses                83,839
  Payable for
    securities
    transactions                      --
  Payable for
    Fund shares redeemed          55,000
  Income distribution
    payable                       17,357
-----------------------------------------
    TOTAL LIABILITIES            156,196
-----------------------------------------
NET ASSETS                   $30,521,692
=========================================
NET ASSETS CONSIST OF:
  Paid in capital            $30,521,556
  Accumulated
    undistributed net
    investment income                 --
  Accumulated
    undistributed net
    realized gain (loss)
    on total investments             136
  Accumulated net
    unrealized
    appreciation
    (depreciation) on
    total investments                 --
-----------------------------------------
NET ASSETS                   $30,521,692
=========================================
Outstanding shares of
  beneficial interest,
  unlimited shares
  authorized ($.0001 par
  value)                      30,521,556
NET ASSET VALUE PER SHARE          $1.00
=========================================

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  77

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2001                              (Unaudited)

                              INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                              INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE       BOND
                               EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND        FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                    $     80,107    $     91,730    $     93,107    $     34,948     $     9,443     $ 6,102,367
  Dividends                        558,426         287,846         497,470         361,358         169,380          12,544
  Foreign taxes withheld           (65,474)         (1,511)           (770)            (45)           (529)             --
---------------------------------------------------------------------------------------------------------------------------
    Total income                   573,059         378,065         589,807         396,261         178,294       6,114,911
---------------------------------------------------------------------------------------------------------------------------

EXPENSES
  Investment management fees       123,697         155,052         104,463          53,461          26,872         166,631
  Custody and administration        71,606          71,606          71,606          71,606          71,606          71,606
  Audit and legal                   23,219          34,158          23,017          15,053           7,168          46,915
  Shareholder servicing              8,951           8,951           8,951           8,951           8,951           8,951
  Printing                           4,422           6,505           4,383           2,867           1,365           8,934
  Registration                       3,584           5,273           3,553           2,324           1,106           7,242
  Trustee fees and expenses          1,608           2,368           1,595           1,044             497           3,250
  Other                              2,057           3,027           2,039           1,334             635           4,157
---------------------------------------------------------------------------------------------------------------------------
  Total expenses before fee
    waiver and expense
    reimbursement                  239,144         286,940         219,607         156,640         118,200         317,686
    Less investment
      management fees waived
      by the investment
      advisor
      (see Note 3)                  41,232          47,190          31,793          20,791           9,900          46,286
    Less expenses reimbursed
      by the investment
      advisor
      (see Note 3)                  65,052          91,440          87,892          85,358          82,842          95,511
---------------------------------------------------------------------------------------------------------------------------
    Net expenses                   132,860         148,310          99,922          50,491          25,458         175,889
---------------------------------------------------------------------------------------------------------------------------
  Net investment income            440,199         229,755         489,885         345,770         152,836       5,939,022
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  TOTAL INVESTMENTS
  Realized gain (loss) on:
    Portfolio investments       (7,873,072)     (3,537,157)     (1,909,190)        145,737          (5,291)      3,461,817
    Foreign currency
      transactions                 (61,692)         (9,468)            328              --              --              --
---------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
    on total investments        (7,934,764)     (3,546,625)     (1,908,862)        145,737          (5,291)      3,461,817
---------------------------------------------------------------------------------------------------------------------------
  Change in unrealized
    appreciation
    (depreciation) on:
    Portfolio investments      (13,641,490)    (63,005,026)    (20,110,873)    (14,404,576)     (5,727,377)      3,181,549
    Translations of assets
      (other than portfolio
      investments) and
      liabilities
      denominated in foreign
      currencies                      (194)        (22,347)         (1,425)             --              --              --
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation
    (depreciation)
    on total investments       (13,641,684)    (63,027,373)    (20,112,298)    (14,404,576)     (5,727,377)      3,181,549
---------------------------------------------------------------------------------------------------------------------------
  Net realized and
    unrealized gain (loss)
    on total investments       (21,576,448)    (66,573,998)    (22,021,160)    (14,258,839)     (5,732,668)      6,643,366
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM OPERATIONS   $(21,136,249)   $(66,344,243)   $(21,531,275)   $(13,913,069)    $(5,579,832)    $12,582,388
===========================================================================================================================

                              INSTITUTIONAL
                              MONEY MARKET
                                  FUND
----------------------------  -------------
INVESTMENT INCOME
  Interest                      $863,948
  Dividends                           --
  Foreign taxes withheld              --
-------------------------------------------
    Total income                 863,948
-------------------------------------------
EXPENSES
  Investment management fees      20,999
  Custody and administration      71,606
  Audit and legal                  7,095
  Shareholder servicing            8,951
  Printing                         1,351
  Registration                     1,095
  Trustee fees and expenses          492
  Other                              629
-------------------------------------------
  Total expenses before fee
    waiver and expense
    reimbursement                112,218
    Less investment
      management fees waived
      by the investment
      advisor
      (see Note 3)                 6,999
    Less expenses reimbursed
      by the investment
      advisor
      (see Note 3)                82,819
-------------------------------------------
    Net expenses                  22,400
-------------------------------------------
  Net investment income          841,548
-------------------------------------------
NET REALIZED AND UNREALIZED
  TOTAL INVESTMENTS
  Realized gain (loss) on:
    Portfolio investments            115
    Foreign currency
      transactions                    --
-------------------------------------------
  Net realized gain (loss)
    on total investments             115
-------------------------------------------
  Change in unrealized
    appreciation
    (depreciation) on:
    Portfolio investments             --
    Translations of assets
      (other than portfolio
      investments) and
      liabilities
      denominated in foreign
      currencies                      --
-------------------------------------------
  Net change in unrealized
    appreciation
    (depreciation)
    on total investments              --
-------------------------------------------
  Net realized and
    unrealized gain (loss)
    on total investments             115
-------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM OPERATIONS     $841,663
===========================================

78  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2001                              (Unaudited)

                                            INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                            INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE
                                             EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase (decrease) in net assets
    resulting from operations               $(21,136,249)   $(66,344,243)   $(21,531,275)   $(13,913,069)    $(5,579,832)
  Adjustments to reconcile net increase
    (decrease) in net assets resulting
    from operations to net cash used in
    operating activities:
    Purchases of long-term securities        (77,384,470)    (85,301,537)    (81,096,363)    (40,208,552)     (4,617,852)
    Proceeds from sales of long-term
      securities                              44,074,421      18,685,778      11,693,617       3,178,121       1,749,316
    Purchases of short-term
      investments-net                            990,392      (1,440,910)     (2,674,755)       (924,680)       (194,976)
    Increase in receivables                     (189,687)        (26,681)        (45,430)        (38,272)           (526)
    Decrease in payables                         (62,198)        (69,112)        (35,570)        (28,039)        (24,461)
    Net realized (gain) loss on total
      investments                              7,934,764       3,546,625       1,908,862        (145,737)          5,291
    Unrealized (appreciation) depreciation
      on total investments                    13,641,684      63,027,373      20,112,298      14,404,576       5,727,377
-------------------------------------------------------------------------------------------------------------------------
    Net cash used in operating activities    (32,131,343)    (67,922,707)    (71,668,616)    (37,675,652)     (2,935,663)
-------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold              37,243,924      68,596,437      75,831,201      57,105,677       6,321,434
  Payments for Fund shares redeemed           (3,280,388)     (4,716,391)     (4,255,590)    (19,821,480)     (3,494,745)
  Cash distributions paid                     (2,324,426)     (1,081,281)       (890,701)       (247,797)       (125,525)
  Exchanges among the Funds-net                1,168,251       4,630,750         730,451         645,000              --
  Proceeds from the financing of dollar
    roll transactions-net                             --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing
      activities                              32,807,361      67,429,515      71,415,361      37,681,400       2,701,164
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in cash                      676,018        (493,192)       (253,255)          5,748        (234,499)

CASH
  Beginning of period                          1,107,453         502,816         254,258             619         238,637
-------------------------------------------------------------------------------------------------------------------------
  End of period                             $  1,783,471    $      9,624    $      1,003    $      6,367     $     4,138
=========================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW
  INFORMATION

Non-cash financing activities not included
  above: Reinvestment of distributions      $  1,611,568    $  2,502,728    $  1,101,872    $    732,422     $   674,014
                                            ============    ============    ============    ============     ===========

                                            INSTITUTIONAL   INSTITUTIONAL
                                                BOND        MONEY MARKET
                                                FUND            FUND
------------------------------------------  -----------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase (decrease) in net assets
    resulting from operations               $  12,582,388   $    841,663
  Adjustments to reconcile net increase
    (decrease) in net assets resulting
    from operations to net cash used in
    operating activities:
    Purchases of long-term securities        (515,340,560)            --
    Proceeds from sales of long-term
      securities                              446,725,177             --
    Purchases of short-term
      investments-net                          (8,389,921)    (5,160,314)
    Increase in receivables                      (680,099)            --
    Decrease in payables                          (74,792)       (26,381)
    Net realized (gain) loss on total
      investments                              (3,461,817)          (115)
    Unrealized (appreciation) depreciation
      on total investments                     (3,181,549)            --
-------------------------------------------------------------------------
    Net cash used in operating activities     (71,821,173)    (4,345,147)
-------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold               84,423,889     15,081,177
  Payments for Fund shares redeemed           (12,499,057)   (10,085,051)
  Cash distributions paid                      (2,181,781)      (198,537)
  Exchanges among the Funds-net                (6,725,900)      (448,552)
  Proceeds from the financing of dollar
    roll transactions-net                       8,802,538             --
-------------------------------------------------------------------------
    Net cash provided by financing
      activities                               71,819,689      4,349,037
-------------------------------------------------------------------------
Increase (decrease) in cash                        (1,484)         3,890
CASH
  Beginning of period                               4,797          1,072
-------------------------------------------------------------------------
  End of period                             $       3,313   $      4,962
=========================================================================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW
  INFORMATION
Non-cash financing activities not included
  above: Reinvestment of distributions      $   5,732,574   $    661,267
                                            =============   ============

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  79

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                       INSTITUTIONAL INTERNATIONAL EQUITY FUND    INSTITUTIONAL GROWTH EQUITY FUND
                                       ----------------------------------------   --------------------------------
                                          FOR THE SIX             FOR THE          FOR THE SIX         FOR THE
                                          MONTHS ENDED          YEAR ENDED         MONTHS ENDED      YEAR ENDED
                                           MARCH 31,           SEPTEMBER 30,        MARCH 31,       SEPTEMBER 30,
                                              2001                 2000                2001             2000
------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)                              (UNAUDITED)
CHANGE IN NET ASSETS

OPERATIONS:
  Net investment income                   $    440,199          $    501,056       $    229,755      $    239,849
  Net realized gain (loss) on
    total investments                       (7,934,764)            2,850,571         (3,546,625)        2,283,089
  Net change in unrealized
    appreciation (depreciation) on
    total investments                      (13,641,684)           (2,810,280)       (63,027,373)        3,698,280
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
    from operations                        (21,136,249)              541,347        (66,344,243)        6,221,218
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                  (277,626)             (126,361)          (229,755)          (82,981)
  In excess of net investment
    income                                          --                    --            (59,313)               --
  From net realized gain on total
    investments                             (3,658,368)             (185,381)        (3,294,941)               --
------------------------------------------------------------------------------------------------------------------
    Total distributions                     (3,935,994)             (311,742)        (3,584,009)          (82,981)
------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:
  Seed money redemptions by TIAA                    --           (34,570,860)                --       (23,534,531)
  Subscriptions                             36,784,036            91,670,791         68,903,755       122,326,892
  Reinvestment of distributions              1,611,568               221,913          2,502,728            30,391
  Exchanges among the Funds, net             1,168,251                (6,500)         4,630,750          (719,755)
  Redemptions                               (3,285,388)           (1,176,515)        (4,714,132)       (4,246,684)
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      shareholder transactions              36,278,467            56,138,829         71,323,101        93,856,313
------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)
      in net assets                         11,206,224            56,368,434          1,394,849        99,994,550

NET ASSETS
  Beginning of period                       83,840,597            27,472,163        130,529,221        30,534,671
------------------------------------------------------------------------------------------------------------------
  End of period                           $ 95,046,821          $ 83,840,597       $131,924,070      $130,529,221
==================================================================================================================

CHANGE IN FUND SHARES:
  Shares outstanding, beginning of
    period                                   6,682,802             2,576,163         10,403,989         3,010,648
------------------------------------------------------------------------------------------------------------------
  Seed money shares redeemed by TIAA                --            (2,447,303)                --        (2,124,149)
  Shares sold                                3,276,133             6,617,983          7,102,020         9,906,656
  Shares issued in
    reinvestment of distributions              144,535                15,694            256,427             2,487
  Shares exchanged among the Funds,
    net                                        107,819                  (464)           448,747           (55,833)
  Shares redeemed                             (293,350)              (79,271)          (473,462)         (335,820)
------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in shares
    outstanding                              3,235,137             4,106,639          7,333,732         7,393,341
------------------------------------------------------------------------------------------------------------------
  Shares outstanding,
    end of period                            9,917,939             6,682,802         17,737,721        10,403,989
==================================================================================================================

                                       INSTITUTIONAL GROWTH & INCOME FUND
                                       ----------------------------------
                                         FOR THE SIX         FOR THE
                                        MONTHS ENDED        YEAR ENDED
                                          MARCH 31,       SEPTEMBER 30,
                                            2001               2000
-------------------------------------  ----------------------------------
                                         (UNAUDITED)
CHANGE IN NET ASSETS
OPERATIONS:
  Net investment income                 $    489,885       $    390,026
  Net realized gain (loss) on
    total investments                     (1,908,862)           972,533
  Net change in unrealized
    appreciation (depreciation) on
    total investments                    (20,112,298)         2,608,756
-------------------------------------------------------------------------
  Net increase (decrease)
    from operations                      (21,531,275)         3,971,315
-------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                (474,257)          (371,402)
  In excess of net investment
    income...........................             --                 --
  From net realized gain on total
    investments                           (1,530,774)           (12,663)
-------------------------------------------------------------------------
    Total distributions                   (2,005,031)          (384,065)
-------------------------------------------------------------------------
SHAREHOLDER TRANSACTIONS:
  Seed money redemptions by TIAA                  --        (21,520,715)
  Subscriptions                           76,744,496         59,395,493
  Reinvestment of distributions            1,101,872            165,835
  Exchanges among the Funds, net             730,451                 --
  Redemptions                             (4,255,590)        (1,468,556)
-------------------------------------------------------------------------
    Net increase (decrease) from
      shareholder transactions            74,321,229         36,572,057
-------------------------------------------------------------------------
    Total increase (decrease)
      in net assets                       50,784,923         40,159,307
NET ASSETS
  Beginning of period                     65,333,554         25,174,247
-------------------------------------------------------------------------
  End of period                         $116,118,477       $ 65,333,554
=========================================================================
CHANGE IN FUND SHARES:
  Shares outstanding, beginning of
    period                                 5,812,170          2,580,060
-------------------------------------------------------------------------
  Seed money shares redeemed by TIAA              --         (1,926,290)
  Shares sold                              7,572,860          5,274,124
  Shares issued in
    reinvestment of distributions            110,506             14,720
  Shares exchanged among the Funds,
    net                                       74,886                 --
  Shares redeemed                           (415,163)          (130,444)
-------------------------------------------------------------------------
  Net increase (decrease) in shares
    outstanding                            7,343,089          3,232,110
-------------------------------------------------------------------------
  Shares outstanding,
    end of period                         13,155,259          5,812,170
=========================================================================

80  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

    INSTITUTIONAL EQUITY INDEX FUND    INSTITUTIONAL SOCIAL CHOICE EQUITY FUND       INSTITUTIONAL BOND FUND
    --------------------------------   ----------------------------------------   -----------------------------
     FOR THE SIX         FOR THE          FOR THE SIX             FOR THE         FOR THE SIX       FOR THE
     MONTHS ENDED      YEAR ENDED         MONTHS ENDED          YEAR ENDED        MONTHS ENDED     YEAR ENDED
      MARCH 31,       SEPTEMBER 30,        MARCH 31,           SEPTEMBER 30,       MARCH 31,     SEPTEMBER 30,
         2001             2000                2001                 2000               2001            2000
---------------------------------------------------------------------------------------------------------------
     (UNAUDITED)                          (UNAUDITED)                             (UNAUDITED)

     $    345,770      $   419,792         $   152,836          $   278,462       $ 5,939,022     $  6,240,784
          145,737          316,102              (5,291)             489,846         3,461,817          609,917
      (14,404,576)       4,459,630          (5,727,377)           2,612,744         3,181,549        1,836,864
---------------------------------------------------------------------------------------------------------------
      (13,913,069)       5,195,524          (5,579,832)           3,381,052        12,582,388        8,687,565
---------------------------------------------------------------------------------------------------------------

         (345,770)        (175,687)           (152,836)            (161,141)       (5,850,207)      (6,234,537)
         (134,480)              --            (140,274)                  --                --               --
         (499,969)         (71,349)           (506,429)                  --        (2,214,391)          (3,498)
---------------------------------------------------------------------------------------------------------------
         (980,219)        (247,036)           (799,539)            (161,141)       (8,064,598)      (6,238,035)
---------------------------------------------------------------------------------------------------------------

      (18,000,833)      (9,483,000)           (928,000)          (3,563,000)       (6,640,212)     (18,182,000)
       57,434,940       31,530,370           3,844,228            4,880,222        84,564,916      135,365,023
          732,422          232,334             674,014              155,937         5,732,574        4,731,169
          645,000               --                  --                   --        (6,725,900)         102,855
       (1,816,702)        (622,421)            (66,745)            (116,409)       (5,913,607)      (3,123,160)
---------------------------------------------------------------------------------------------------------------
       38,994,827       21,657,283           3,523,497            1,356,750        71,017,771      118,893,887
---------------------------------------------------------------------------------------------------------------
       24,101,539       26,605,771          (2,855,874)           4,576,661        75,535,561      121,343,417

       51,669,453       25,063,682          29,307,408           24,730,747       151,697,277       30,353,860
---------------------------------------------------------------------------------------------------------------
     $ 75,770,992      $51,669,453         $26,451,534          $29,307,408       $227,232,838    $151,697,277
===============================================================================================================

        4,544,880        2,567,842           2,627,223            2,508,015        15,112,620        3,043,968
---------------------------------------------------------------------------------------------------------------
       (1,651,331)        (840,632)            (89,976)            (319,617)         (661,706)      (1,811,796)
        5,661,846        2,851,685             379,251              435,297         8,284,209       13,707,223
           71,806           20,931              66,340               14,074           561,975          477,968
           72,916               --                  --                   --          (660,041)          10,338
         (177,686)         (54,946)             (6,465)             (10,546)         (579,508)        (315,081)
---------------------------------------------------------------------------------------------------------------
        3,977,551        1,977,038             349,150              119,208         6,944,929       12,068,652
---------------------------------------------------------------------------------------------------------------
        8,522,431        4,544,880           2,976,373            2,627,223        22,057,549       15,112,620
===============================================================================================================

     INSTITUTIONAL MONEY MARKET FUND
     --------------------------------
      FOR THE SIX         FOR THE
      MONTHS ENDED      YEAR ENDED
       MARCH 31,       SEPTEMBER 30,
          2001             2000
-------------------------------------
      (UNAUDITED)
       $   841,548      $  1,528,544
               115                21
                --                --
-------------------------------------
           841,663         1,528,565
-------------------------------------
          (841,548)       (1,528,544)
                --                --
                --                --
-------------------------------------
          (841,548)       (1,528,544)
-------------------------------------
        (4,768,635)      (21,361,000)
        15,155,959        27,392,621
           661,267         1,218,438
          (448,552)          623,400
        (5,370,974)       (7,959,133)
-------------------------------------
         5,229,065           (85,674)
-------------------------------------
         5,229,180           (85,653)
        25,292,512        25,378,165
-------------------------------------
       $30,521,692      $ 25,292,512
=====================================
        25,292,491        25,378,165
-------------------------------------
        (4,768,635)      (21,361,000)
        15,155,959        27,392,621
           661,267         1,218,438
          (448,552)          623,400
        (5,370,974)       (7,959,133)
-------------------------------------
         5,229,065           (85,674)
-------------------------------------
        30,521,556        25,292,491
=====================================

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  81

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                      INSTITUTIONAL INTERNATIONAL EQUITY FUND              INSTITUTIONAL GROWTH EQUITY FUND
                                   ----------------------------------------------   ----------------------------------------------
                                                                  FOR THE PERIOD                                   FOR THE PERIOD
                                   FOR THE SIX                    JUNE 14, 1999     FOR THE SIX                    JUNE 14, 1999
                                     MONTHS      FOR THE YEAR    (COMMENCEMENT OF     MONTHS      FOR THE YEAR    (COMMENCEMENT OF
                                      ENDED          ENDED        OPERATIONS) TO       ENDED          ENDED        OPERATIONS) TO
                                    MARCH 31,    SEPTEMBER 30,    SEPTEMBER 30,      MARCH 31,    SEPTEMBER 30,    SEPTEMBER 30,
------------------------------------------------------------------------------------------------------------------------------------
                                    2001(a)         2000            1999(a)          2001(a)         2000            1999(a)
------------------------------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)                                      (UNAUDITED)

SELECTED PER SHARE DATA

 Net asset value, beginning of
   period                             $12.55         $10.66           $10.00           $12.55         $10.14           $10.00
----------------------------------------------------------------------------------------------------------------------------------
 Gain (loss) from investment
   operations:
   Net investment income                0.05           0.07             0.04             0.01           0.03             0.02
   Net realized and unrealized
     gain (loss) on total
     investments                       (2.51)          1.94             0.62            (4.85)          2.40             0.12
----------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from
     investment operations             (2.46)          2.01             0.66            (4.84)          2.43             0.14
----------------------------------------------------------------------------------------------------------------------------------
 Less distributions from:
   Net investment income               (0.04)         (0.05)              --            (0.02)         (0.02)              --
   Net realized gains                  (0.47)         (0.07)              --            (0.25)            --               --
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                 (0.51)         (0.12)              --            (0.27)         (0.02)              --
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period        $9.58         $12.55           $10.66            $7.44         $12.55           $10.14
==================================================================================================================================

TOTAL RETURN                          (20.13)%        18.58%            6.60%          (39.05)%        24.01%            1.40%

RATIOS AND SUPPLEMENTAL DATA

 Net assets at end of period (in
   thousands)                        $95,047        $83,841          $27,472         $131,924       $130,529          $30,535
 Ratio of expenses to average net
   assets before expense waiver
   and reimbursement                    0.26%          0.70%            0.39%            0.21%          0.56%            0.35%
 Ratio of expenses to average net
   assets after expense waiver
   and reimbursement                    0.14%          0.29%            0.09%            0.11%          0.22%            0.07%
 Ratio of net investment income
   to average net assets                0.48%          0.94%            0.45%            0.17%          0.30%            0.20%
 Portfolio turnover rate               44.00%        105.37%           21.35%           11.10%         56.67%           21.08%
==================================================================================================================================

(a) The percentages shown for this period are not annualized.

                                         INSTITUTIONAL GROWTH & INCOME FUND
                                   ----------------------------------------------
                                                                  FOR THE PERIOD
                                   FOR THE SIX                    JUNE 14, 1999
                                     MONTHS      FOR THE YEAR    (COMMENCEMENT OF
                                      ENDED          ENDED        OPERATIONS) TO
                                    MARCH 31,    SEPTEMBER 30,    SEPTEMBER 30,
                                     2001(a)         2000            1999(a)
---------------------------------------------------------------------------------
                                   (UNAUDITED)
SELECTED PER SHARE DATA
 Net asset value, beginning of
   period                             $11.24          $9.76           $10.00
---------------------------------------------------------------------------------
 Gain (loss) from investment
   operations:
   Net investment income                0.05           0.10             0.04
   Net realized and unrealized
     gain (loss) on total
     investments                       (2.23)          1.49            (0.25)
---------------------------------------------------------------------------------
   Total gain (loss) from
     investment operations             (2.18)          1.59            (0.21)
---------------------------------------------------------------------------------
 Less distributions from:
   Net investment income               (0.05)         (0.10)           (0.03)
   Net realized gains                  (0.18)         (0.01)              --
---------------------------------------------------------------------------------
   Total distributions                 (0.23)         (0.11)           (0.03)
---------------------------------------------------------------------------------
 Net asset value, end of period        $8.83         $11.24            $9.76
=================================================================================
TOTAL RETURN                          (19.64)%        16.18%           (2.05)%
RATIOS AND SUPPLEMENTAL DATA
 Net assets at end of period (in
   thousands)                       $116,118        $65,334          $25,174
 Ratio of expenses to average net
   assets before expense waiver
   and reimbursement                    0.24%          0.78%            0.38%
 Ratio of expenses to average net
   assets after expense waiver
   and reimbursement                    0.11%          0.22%            0.07%
 Ratio of net investment income
   to average net assets                0.54%          1.02%            0.36%
 Portfolio turnover rate               13.37%         37.95%           10.95%
=================================================================================
(a) The percentages shown for this period are not annualized

82  2001 SEMI-ANNUAL REPORT TIAA-CREF          See notes to financial statements
Institutional Mutual Funds

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

            INSTITUTIONAL EQUITY INDEX FUND               INSTITUTIONAL SOCIAL CHOICE EQUITY FUND
    -----------------------------------------------   -----------------------------------------------
                                   FOR THE PERIOD                                    FOR THE PERIOD
    FOR THE SIX                     JUNE 14, 1999     FOR THE SIX                     JUNE 14, 1999
      MONTHS      FOR THE YEAR      (COMMENCEMENT       MONTHS      FOR THE YEAR      (COMMENCEMENT
       ENDED          ENDED       OF OPERATIONS) TO      ENDED          ENDED       OF OPERATIONS) TO
     MARCH 31,    SEPTEMBER 30,     SEPTEMBER 30,      MARCH 31,    SEPTEMBER 30,     SEPTEMBER 30,
      2001(a)         2000             1999(a)          2001(a)         2000             1999(a)
-----------------------------------------------------------------------------------------------------
    (UNAUDITED)                                       (UNAUDITED)

       $11.37          $9.76            $10.00           $11.16          $9.86            $10.00
-----------------------------------------------------------------------------------------------------
         0.08           0.10              0.04             0.05           0.11              0.04
        (2.36)          1.61             (0.28)           (2.03)          1.25             (0.18)
-----------------------------------------------------------------------------------------------------
        (2.28)          1.71             (0.24)           (1.98)          1.36             (0.14)
-----------------------------------------------------------------------------------------------------
        (0.10)         (0.07)               --            (0.11)         (0.06)               --
        (0.10)         (0.03)               --            (0.18)            --                --
-----------------------------------------------------------------------------------------------------
        (0.20)         (0.10)               --            (0.29)         (0.06)               --
-----------------------------------------------------------------------------------------------------
        $8.89         $11.37             $9.76            $8.89         $11.16             $9.86
-----------------------------------------------------------------------------------------------------
       (20.26)%        17.49%            (2.40)%         (18.06)%        13.84%            (1.40)%

      $75,771        $51,669           $25,064          $26,452        $29,307           $24,731
         0.26%          0.71%             0.36%            0.42%          0.90%             0.37%
         0.09%          0.17%             0.05%            0.09%          0.18%             0.05%
         0.58%          1.04%             0.39%            0.54%          1.00%             0.37%
         2.21%         11.58%             9.51%            2.98%         16.22%             0.06%
-----------------------------------------------------------------------------------------------------

                 INSTITUTIONAL BOND FUND                       INSTITUTIONAL MONEY MARKET FUND
     -----------------------------------------------   -----------------------------------------------
                                    FOR THE PERIOD                                    FOR THE PERIOD
     FOR THE SIX                     JUNE 14, 1999     FOR THE SIX                     JUNE 14, 1999
       MONTHS      FOR THE YEAR      (COMMENCEMENT       MONTHS      FOR THE YEAR      (COMMENCEMENT
        ENDED          ENDED       OF OPERATIONS) TO      ENDED          ENDED       OF OPERATIONS) TO
      MARCH 31,    SEPTEMBER 30,     SEPTEMBER 30,      MARCH 31,    SEPTEMBER 30,     SEPTEMBER 30,
       2001(a)         2000             1999(a)          2001(a)         2000             1999(a)
---  -------------------------------------------------------------------------------------------------
     (UNAUDITED)                                       (UNAUDITED)
        $10.04          $9.97            $10.00            $1.00          $1.00             $1.00
-----------------------------------------------------------------------------------------------------
          0.32           0.61              0.17             0.03           0.06              0.02
          0.39           0.07             (0.03)              --             --                --
-----------------------------------------------------------------------------------------------------
          0.71           0.68              0.14             0.03           0.06              0.02
-----------------------------------------------------------------------------------------------------
         (0.32)         (0.61)            (0.17)           (0.03)         (0.06)            (0.02)
         (0.13)            --                --               --             --                --
-----------------------------------------------------------------------------------------------------
         (0.45)         (0.61)            (0.17)           (0.03)         (0.06)            (0.02)
-----------------------------------------------------------------------------------------------------
        $10.30         $10.04             $9.97            $1.00          $1.00             $1.00
-----------------------------------------------------------------------------------------------------
          7.12%          7.07%             1.42%            3.06%          6.19%             1.51%
      $227,233       $151,697           $30,354          $30,522        $25,293           $25,378
          0.17%          0.48%             0.35%            0.40%          0.91%             0.36%
          0.10%          0.19%             0.06%            0.08%          0.16%             0.05%
          3.20%          6.59%             1.77%            3.00%          6.00%             1.52%
        144.04%        301.93%           173.31%             n/a            n/a               n/a
-----------------------------------------------------------------------------------------------------

See notes to financial statements              2001 SEMI-ANNUAL REPORT TIAA-CREF
                                                  Institutional Mutual Funds  83

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

NOTE 1. ORGANIZATION

TIAA-CREF Institutional Mutual Funds (the "Funds") is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of seven series (each referred to as a "Fund").

The Funds commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA") of $25,000,000 in each Fund. During 1999, TIAA began to withdraw its seed money from the Funds. The following table summarizes the activity in the Fund shares owned by TIAA during the six months ended March 31, 2001:

                                                                                  VALUE OF SHARES
                                 SHARES      VALUE OF SHARES    SHARES HELD AT        HELD AT
                                WITHDRAWN       WITHDRAWN       MARCH 31, 2001    MARCH 31, 2001
                                ---------    ---------------    --------------    ---------------
Institutional Equity Index
  Fund                          1,651,331      $18,000,833               --         $        --
Institutional Social Choice
  Equity Fund                      89,976          928,000        2,094,467          18,619,812
Institutional Bond Fund           661,706        6,640,212               --                  --
Institutional Money Market
  Fund                          4,768,635        4,768,635               --                  --

On July 1, 1999 the Funds began to offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. ("TPIS"), which is a wholly-owned, indirect subsidiary of TIAA. The Funds are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition savings plans, who have entered into a contract with an affiliate of TIAA. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors, Inc. ("Advisors"), a wholly-owned, indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For Funds other than the Institutional Money Market Fund, money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. For the Institutional Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are based on the specific identification method for both financial statement and federal income tax purposes. Interest income is recognized on the accrual basis, and discounts and premiums on short-term money market instruments are amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends, which are recorded as the Funds are informed of the ex-dividend date.

 84  2001 SEMI-ANNUAL REPORT TIAA-CREF Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) -- (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period a Fund forgoes principal and interest paid on the securities. The Funds record dollar rolls as financing transactions. Dollar rolls can enhance a Fund's return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Institutional Bond Fund results in borrowing by this Fund requiring the presentation of a statement of cash flows. Although not required under accounting principles generally accepted in the United States, a statement of cash flows for the other six Funds is also presented.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: The records of the Funds are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued purchases, a Fund does not earn interest on such securities until settlement date.

RESTRICTED SECURITIES: Restricted securities held by the Funds, which are identified in the accompanying statements of investments, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Institutional International Equity, Institutional Growth Equity, Institutional Equity Index and the Institutional Social Choice Equity Funds are declared and paid annually; for the Institutional Growth & Income Fund are declared and paid quarterly; for the Institutional Bond Fund are declared and paid monthly; and for the Institutional Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year.

                2001 SEMI-ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  85

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) -- (Continued)

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund at least until July 1, 2006. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                    INVESTMENT                INVESTMENT
                                                  MANAGEMENT FEE            MANAGEMENT FEE
                                                  BEFORE WAIVER    WAIVER    AFTER WAIVER
                                                  --------------   ------   --------------
Institutional International Equity Fund                0.27%        0.09%        0.18%
Institutional Growth Equity Fund                       0.23%        0.07%        0.16%
Institutional Growth & Income Fund                     0.23%        0.07%        0.16%
Institutional Equity Index Fund                        0.18%        0.07%        0.11%
Institutional Social Choice Equity Fund                0.19%        0.07%        0.12%
Institutional Bond Fund                                0.18%        0.05%        0.13%
Institutional Money Market Fund                        0.15%        0.05%        0.10%

Advisors has also entered into a reimbursement agreement with the Funds, which will remain in effect at least until July 1, 2006. Under the terms of the agreement, Advisors has agreed to reimburse the Funds so that the non-investment management fee expenses of the Funds do not exceed, on an annual basis, 0.06% of the average daily net assets of each of the Funds, with the exception of the Institutional International Equity Fund, where Advisors has agreed to reimburse the Fund so that its non-investment management fee expenses do not exceed, on an annual basis, 0.11% of the Fund's average daily net assets.

NOTE 4. INVESTMENTS

At March 31, 2001, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                                    NET UNREALIZED
                                              GROSS UNREALIZED   GROSS UNREALIZED    APPRECIATION
                                                APPRECIATION       DEPRECIATION     (DEPRECIATION)
                                              ----------------   ----------------   --------------
Institutional International Equity Fund          $1,873,284        $16,822,324       $(14,949,040)
Institutional Growth Equity Fund                  2,673,926         61,021,705        (58,347,779)
Institutional Growth & Income Fund                3,491,486         21,611,093        (18,119,607)
Institutional Equity Index Fund                   4,041,497         14,752,818        (10,711,321)
Institutional Social Choice Equity Fund           2,250,388          5,808,697         (3,558,309)
Institutional Bond Fund                           5,159,782            201,676          4,958,106

Purchases and sales of securities, other than short-term money market instruments, for the Funds, other than the Institutional Money Market Fund, for the six months ended March 31, 2001, were as follows:

                                     NON-                         NON-
                                  GOVERNMENT     GOVERNMENT    GOVERNMENT     GOVERNMENT
                                   PURCHASES     PURCHASES        SALES         SALES
                                  -----------   ------------   -----------   ------------
Institutional International
  Equity Fund                     $74,914,037   $         --   $43,664,642   $         --
Institutional Growth Equity Fund   85,432,778        186,401    19,177,465             --
Institutional Growth & Income
  Fund                             85,012,777             --    14,548,694             --
Institutional Equity Index Fund    40,709,011        405,082     3,179,684         15,316
Institutional Social Choice
  Equity Fund                       4,795,342             --     1,749,316             --
Institutional Bond Fund            43,765,818    465,380,937    27,025,220    418,120,752

 86  2001 SEMI-ANNUAL REPORT TIAA-CREF Institutional Mutual Funds

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) -- (Concluded)

NOTE 5. LINE OF CREDIT

The Institutional International Equity, Institutional Growth Equity, Institutional Growth & Income, Institutional Equity Index, and Institutional Social Choice Equity Funds participate in a $2.5 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. Certain accounts/funds of College Retirement Equities Fund, TIAA-CREF Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1, each of which are managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and funds. Interest associated with any borrowing under the facility will be charged to the borrowing accounts or funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended March 31, 2001, there were no borrowings under this credit facility by the Funds.

                2001 SEMI-ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  87

[TIAA CREF LOGO]
730 Third Avenue
New York, NY 10017-3206

TCIMFSAR-5/2001                                        Printed on recycled paper